UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09301
TIAA-CREF Funds

(Exact name of registrant as specified in charter)
730 Third Avenue
New York, New York 10017-3206

(Address of principal executive offices) (Zip code)
Jeremy D. Franklin, Esq.
TIAA-CREF Funds
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262

(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 842‑2733
Date of fiscal year end: May 31
Date of reporting period: May 31, 2025

Item 1.	Reports to Stockholders.

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2010 Fund
Retirement Class Shares/TCLEX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$53	0.51%

* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2010 Fund returned 7.14% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2010 Fund Composite Index, which returned 8.55%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 22.8% Russell 3000® Index; 12.3% MSCI All Country World Index ex USA Investable Market Index; 14.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   An allocation to the Nuveen Short Term Bond Fund.

»   Holding the Nuveen Core Plus Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   A position in the Nuveen Real Property Fund LP.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	7.14%	5.19%	4.84%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle 2010 Fund Composite Index	8.55%	5.39%	5.24%

S&P Target Date 2010 Index	8.09%	5.14%	4.79%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$688,742,970

Total number of portfolio holdings	21

Portfolio turnover (%)	13%

Total management fees paid for the year	$ 2,913,688

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W458_AR_0525 4546352

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2010 Fund
Class R6 Shares/TCTIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$27	0.26%

* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2010 Fund returned 7.43% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2010 Fund Composite Index, which returned 8.55%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 22.8% Russell 3000® Index; 12.3% MSCI All Country World Index ex USA Investable Market Index; 14.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to relative performance

»   An allocation to the Nuveen Short Term Bond Fund.

»   Holding the Nuveen Core Plus Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   A position in the Nuveen Real Property Fund LP.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	7.43%	5.45%	5.11%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle 2010 Fund Composite Index	8.55%	5.39%	5.24%

S&P Target Date 2010 Index	8.09%	5.14%	4.79%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$688,742,970

Total number of portfolio holdings	21

Portfolio turnover (%)	13%

Total management fees paid for the year	$ 2,913,688

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

886315662_AR_0525 4546352

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2010 Fund
Premier Class Shares/TCTPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Premier Class Shares	$42	0.41%

* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2010 Fund returned 7.26% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2010 Fund Composite Index, which returned 8.55%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 22.8% Russell 3000® Index; 12.3% MSCI All Country World Index ex USA Investable Market Index; 14.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   An allocation to the Nuveen Short Term Bond Fund.

»   Holding the Nuveen Core Plus Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   A position in the Nuveen Real Property Fund LP.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Premier Class Shares at NAV	7.26%	5.31%	4.96%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle 2010 Fund Composite Index	8.55%	5.39%	5.24%
S&P Target Date 2010 Index	8.09%	5.14%	4.79%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$688,742,970
Total number of portfolio holdings	21
Portfolio turnover (%)	13%
Total management fees paid for the year	$2,913,688

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M434_AR_0525 4546352

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2010 Fund
Class I Shares/TCLHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$33	0.32%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2010 Fund returned 7.37% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2010 Fund Composite Index, which returned 8.55%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 22.8% Russell 3000® Index; 12.3% MSCI All Country World Index ex USA Investable Market Index; 14.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   An allocation to the Nuveen Short Term Bond Fund.

»   Holding the Nuveen Core Plus Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   A position in the Nuveen Real Property Fund LP.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	7.37%	5.37%	5.57%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifecycle 2010 Fund Composite Index	8.55%	5.39%	5.74%

S&P Target Date 2010 Index	8.09%	5.14%	5.23%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$688,742,970

Total number of portfolio holdings	21

Portfolio turnover (%)	13%

Total management fees paid for the year	$2,913,688

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P205_AR_0525 4546352

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2015 Fund
Class R6 Shares/TCNIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$29	0.28%

* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2015 Fund returned 7.40% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2015 Fund Composite Index, which returned 8.92%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to relative performance

»   Holding the Nuveen Core Plus Bond Fund.

»   An allocation to the Nuveen Short Term Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   A position in the Nuveen Real Property Fund LP.

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	7.40%	5.81%	5.38%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle 2015 Fund Composite Index	8.92%	5.98%	5.64%

S&P Target Date 2015 Index	8.07%	5.67%	5.17%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$982,124,540

Total number of portfolio holdings	21

Portfolio turnover (%)	11%

Total management fees paid for the year	$ 4,137,942

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

886315654_AR_0525 4546357

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2015 Fund
Premier Class Shares/TCFPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Premier Class Shares	$45	0.43%

* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2015 Fund returned 7.27% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2015 Fund Composite Index, which returned 8.92%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   Holding the Nuveen Core Plus Bond Fund.

»   An allocation to the Nuveen Short Term Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   A position in the Nuveen Real Property Fund LP.

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Premier Class Shares at NAV	7.27%	5.66%	5.22%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle 2015 Fund Composite Index	8.92%	5.98%	5.64%
S&P Target Date 2015 Index	8.07%	5.67%	5.17%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$982,124,540
Total number of portfolio holdings	21
Portfolio turnover (%)	11%
Total management fees paid for the year	$4,137,942

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M426_AR_0525 4546357

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2015 Fund
Class I Shares/TCNHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class I Shares	$33	0.32%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2015 Fund returned 7.40% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2015 Fund Composite Index, which returned 8.92%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   Holding the Nuveen Core Plus Bond Fund.

»   An allocation to the Nuveen Short Term Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   A position in the Nuveen Real Property Fund LP.

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception
Class I Shares at NAV	7.40%	5.73%	5.84%
Russell 3000® Index	13.12%	15.34%	13.00%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%
Lifecycle 2015 Fund Composite Index	8.92%	5.98%	6.18%
S&P Target Date 2015 Index	8.07%	5.67%	5.66%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$982,124,540
Total number of portfolio holdings	21
Portfolio turnover (%)	11%
Total management fees paid for the year	$4,137,942

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P304_AR_0525 4546357

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2015 Fund
Retirement Class Shares/TCLIX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$55	0.53%

* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2015 Fund returned 7.21% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2015 Fund Composite Index, which returned 8.92%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   Holding the Nuveen Core Plus Bond Fund.

»   An allocation to the Nuveen Short Term Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   A position in the Nuveen Real Property Fund LP.

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	7.21%	5.55%	5.11%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle 2015 Fund Composite Index	8.92%	5.98%	5.64%

S&P Target Date 2015 Index	8.07%	5.67%	5.17%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$982,124,540

Total number of portfolio holdings	21

Portfolio turnover (%)	11%

Total management fees paid for the year	$ 4,137,942

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W441_AR_0525 4546357

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2020 Fund
Retirement Class Shares/TCLTX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$55	0.53%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2020 Fund returned 7.36% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2020 Fund Composite Index, which returned 9.29%.

•  The Fund’s Composite Index consisted of: 39.0% Bloomberg U.S. Aggregate Bond Index; 29.3% Russell 3000® Index; 15.7% MSCI All Country World Index ex USA Investable Market Index; 8.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 8.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   Holding the Nuveen Core Plus Bond Fund.

»   An allocation to the Nuveen Short Term Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   A position in the Nuveen Real Property Fund LP.

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	7.36%	6.05%	5.48%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle 2020 Fund Composite Index	9.29%	6.58%	6.08%

S&P Target Date 2020 Index	8.47%	6.18%	5.55%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$2,101,876,834

Total number of portfolio holdings	21

Portfolio turnover (%)	11%

Total management fees paid for the year	$ 9,002,264

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W433_AR_0525 4546361

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2020 Fund
Class R6 Shares/TCWIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$29	0.28%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2020 Fund returned 7.66% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2020 Fund Composite Index, which returned 9.29%.

•  The Fund’s Composite Index consisted of: 39.0% Bloomberg U.S. Aggregate Bond Index; 29.3% Russell 3000® Index; 15.7% MSCI All Country World Index ex USA Investable Market Index; 8.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 8.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to relative performance

»   Holding the Nuveen Core Plus Bond Fund.

»   An allocation to the Nuveen Short Term Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   A position in the Nuveen Real Property Fund LP.

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	7.66%	6.33%	5.74%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle 2020 Fund Composite Index	9.29%	6.58%	6.08%

S&P Target Date 2020 Index	8.47%	6.18%	5.55%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$2,101,876,834

Total number of portfolio holdings	21

Portfolio turnover (%)	11%

Total management fees paid for the year	$ 9,002,264

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

886315647_AR_0525 4546361

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2020 Fund
Premier Class Shares/TCWPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Premier Class Shares	$45	0.43%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2020 Fund returned 7.39% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2020 Fund Composite Index, which returned 9.29%.

•  The Fund’s Composite Index consisted of: 39.0% Bloomberg U.S. Aggregate Bond Index; 29.3% Russell 3000® Index; 15.7% MSCI All Country World Index ex USA Investable Market Index; 8.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 8.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   Holding the Nuveen Core Plus Bond Fund.

»   An allocation to the Nuveen Short Term Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   A position in the Nuveen Real Property Fund LP.

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Premier Class Shares at NAV	7.39%	6.14%	5.58%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle 2020 Fund Composite Index	9.29%	6.58%	6.08%
S&P Target Date 2020 Index	8.47%	6.18%	5.55%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$2,101,876,834
Total number of portfolio holdings	21
Portfolio turnover (%)	11%
Total management fees paid for the year	$9,002,264

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M418_AR_0525 4546361

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2020 Fund
Class I Shares/TCWHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$34	0.33%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2020 Fund returned 7.52% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2020 Fund Composite Index, which returned 9.29%.

•  The Fund’s Composite Index consisted of: 39.0% Bloomberg U.S. Aggregate Bond Index; 29.3% Russell 3000® Index; 15.7% MSCI All Country World Index ex USA Investable Market Index; 8.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 8.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   Holding the Nuveen Core Plus Bond Fund.

»   An allocation to the Nuveen Short Term Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   A position in the Nuveen Real Property Fund LP.

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	7.52%	6.22%	6.24%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifecycle 2020 Fund Composite Index	9.29%	6.58%	6.67%

S&P Target Date 2020 Index	8.47%	6.18%	6.08%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$2,101,876,834

Total number of portfolio holdings	21

Portfolio turnover (%)	11%

Total management fees paid for the year	$9,002,264

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P403_AR_0525 4546361

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2025 Fund
Retirement Class Shares/TCLFX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$55	0.53%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2025 Fund returned 7.48% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2025 Fund Composite Index, which returned 9.68%.

•  The Fund’s Composite Index consisted of: 37.9% Bloomberg U.S. Aggregate Bond Index; 32.6% Russell 3000® Index; 17.5% MSCI All Country World Index ex USA Investable Market Index; 6.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 6.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   Holding the Nuveen Core Plus Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   An allocation to the Nuveen Quant Small/Mid Cap Equity Fund.

•  Top detractors from relative performance

»   A position in the Nuveen Real Property Fund LP.
»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	7.48%	6.85%	5.98%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle 2025 Fund Composite Index	9.68%	7.46%	6.65%

S&P Target Date 2025 Index	8.82%	7.23%	6.16%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$3,367,492,187

Total number of portfolio holdings	21

Portfolio turnover (%)	12%

Total management fees paid for the year	$ 14,518,478

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W425_AR_0525 4546367

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2025 Fund
Class R6 Shares/TCYIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$29	0.28%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2025 Fund returned 7.73% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2025 Fund Composite Index, which returned 9.68%.

•  The Fund’s Composite Index consisted of: 37.9% Bloomberg U.S. Aggregate Bond Index; 32.6% Russell 3000® Index; 17.5% MSCI All Country World Index ex USA Investable Market Index; 6.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 6.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to relative performance

»   Holding the Nuveen Core Plus Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   An allocation to the Nuveen Quant Small/Mid Cap Equity Fund.

•  Top detractors from relative performance

»   A position in the Nuveen Real Property Fund LP.

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	7.73%	7.12%	6.24%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle 2025 Fund Composite Index	9.68%	7.46%	6.65%

S&P Target Date 2025 Index	8.82%	7.23%	6.16%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$3,367,492,187

Total number of portfolio holdings	21

Portfolio turnover (%)	12%

Total management fees paid for the year	$ 14,518,478

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

886315639_AR_0525 4546367

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2025 Fund
Premier Class Shares/TCQPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Premier Class Shares	$45	0.43%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2025 Fund returned 7.71% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2025 Fund Composite Index, which returned 9.68%.

•  The Fund’s Composite Index consisted of: 37.9% Bloomberg U.S. Aggregate Bond Index; 32.6% Russell 3000® Index; 17.5% MSCI All Country World Index ex USA Investable Market Index; 6.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 6.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   Holding the Nuveen Core Plus Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   An allocation to the Nuveen Quant Small/Mid Cap Equity Fund.

•  Top detractors from relative performance

»   A position in the Nuveen Real Property Fund LP.

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Premier Class Shares at NAV	7.71%	6.98%	6.10%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle 2025 Fund Composite Index	9.68%	7.46%	6.65%
S&P Target Date 2025 Index	8.82%	7.23%	6.16%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$3,367,492,187
Total number of portfolio holdings	21
Portfolio turnover (%)	12%
Total management fees paid for the year	$14,518,478

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M392_AR_0525 4546367

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2025 Fund
Class I Shares/TCQHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class I Shares	$32	0.31%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2025 Fund returned 7.74% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2025 Fund Composite Index, which returned 9.68%.

•  The Fund’s Composite Index consisted of: 37.9% Bloomberg U.S. Aggregate Bond Index; 32.6% Russell 3000® Index; 17.5% MSCI All Country World Index ex USA Investable Market Index; 6.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 6.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   Holding the Nuveen Core Plus Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   An allocation to the Nuveen Quant Small/Mid Cap Equity Fund.

•  Top detractors from relative performance

»   A position in the Nuveen Real Property Fund LP.

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception
Class I Shares at NAV	7.74%	7.06%	6.81%
Russell 3000® Index	13.12%	15.34%	13.00%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%
Lifecycle 2025 Fund Composite Index	9.68%	7.46%	7.31%
S&P Target Date 2025 Index	8.82%	7.23%	6.75%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$3,367,492,187
Total number of portfolio holdings	21
Portfolio turnover (%)	12%
Total management fees paid for the year	$14,518,478

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P502_AR_0525 4546367

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2030 Fund
Retirement Class Shares/TCLNX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$55	0.53%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2030 Fund returned 7.89% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2030 Fund Composite Index, which returned 10.28%.

•  The Fund’s Composite Index consisted of: 37.8% Russell 3000® Index; 33.9% Bloomberg U.S. Aggregate Bond Index; 20.3% MSCI All Country World Index ex USA Investable Market Index; 4.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 4.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Holding the Nuveen Core Plus Bond Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   A position in the Nuveen Real Property Fund LP.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	7.89%	7.85%	6.56%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle 2030 Fund Composite Index	10.28%	8.50%	7.30%

S&P Target Date 2030 Index	9.51%	8.53%	6.87%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$4,365,167,433

Total number of portfolio holdings	21

Portfolio turnover (%)	13%

Total management fees paid for the year	$ 18,369,937

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W417_AR_0525 4546372

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2030 Fund
Class R6 Shares/TCRIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$29	0.28%

* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2030 Fund returned 8.16% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2030 Fund Composite Index, which returned 10.28%.

•  The Fund’s Composite Index consisted of: 37.8% Russell 3000® Index; 33.9% Bloomberg U.S. Aggregate Bond Index; 20.3% MSCI All Country World Index ex USA Investable Market Index; 4.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 4.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Holding the Nuveen Core Plus Bond Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   A position in the Nuveen Real Property Fund LP.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	8.16%	8.12%	6.83%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle 2030 Fund Composite Index	10.28%	8.50%	7.30%

S&P Target Date 2030 Index	9.51%	8.53%	6.87%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$4,365,167,433

Total number of portfolio holdings	21

Portfolio turnover (%)	13%

Total management fees paid for the year	$ 18,369,937

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315621_AR_0525 4546372

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2030 Fund
Premier Class Shares/TCHPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Premier Class Shares	$45	0.43%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2030 Fund returned 8.04% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2030 Fund Composite Index, which returned 10.28%.

•  The Fund’s Composite Index consisted of: 37.8% Russell 3000® Index; 33.9% Bloomberg U.S. Aggregate Bond Index; 20.3% MSCI All Country World Index ex USA Investable Market Index; 4.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 4.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Holding the Nuveen Core Plus Bond Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   A position in the Nuveen Real Property Fund LP.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Premier Class Shares at NAV	8.04%	7.95%	6.67%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle 2030 Fund Composite Index	10.28%	8.50%	7.30%
S&P Target Date 2030 Index	9.51%	8.53%	6.87%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$4,365,167,433
Total number of portfolio holdings	21
Portfolio turnover (%)	13%
Total management fees paid for the year	$18,369,937

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M384_AR_0525 4546372

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2030 Fund
Class I Shares/TCHHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class I Shares	$31	0.30%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2030 Fund returned 8.16% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2030 Fund Composite Index, which returned 10.28%.

•  The Fund’s Composite Index consisted of: 37.8% Russell 3000® Index; 33.9% Bloomberg U.S. Aggregate Bond Index; 20.3% MSCI All Country World Index ex USA Investable Market Index; 4.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 4.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Holding the Nuveen Core Plus Bond Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   A position in the Nuveen Real Property Fund LP.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception
Class I Shares at NAV	8.16%	8.04%	7.46%
Russell 3000® Index	13.12%	15.34%	13.00%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%
Lifecycle 2030 Fund Composite Index	10.28%	8.50%	8.03%
S&P Target Date 2030 Index	9.51%	8.53%	7.53%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$4,365,167,433
Total number of portfolio holdings	21
Portfolio turnover (%)	13%
Total management fees paid for the year	$18,369,937

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P601_AR_0525 4546372

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2035 Fund
Retirement Class Shares/TCLRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$54	0.52%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2035 Fund returned 8.21% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2035 Fund Composite Index, which returned 10.91%.

•  The Fund’s Composite Index consisted of: 43.0% Russell 3000® Index; 29.8% Bloomberg U.S. Aggregate Bond Index; 23.2% MSCI All Country World Index ex USA Investable Market Index; 2.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 2.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

»   Holding the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	8.21%	8.90%	7.17%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle 2035 Fund Composite Index	10.91%	9.66%	7.98%

S&P Target Date 2035 Index	10.24%	9.95%	7.61%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$4,835,172,704

Total number of portfolio holdings	21

Portfolio turnover (%)	14%

Total management fees paid for the year	$20,275,659

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W391_AR_0525 4546379

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2035 Fund
Class R6 Shares/TCIIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$28	0.27%

* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2035 Fund returned 8.51% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2035 Fund Composite Index, which returned 10.91%.

•  The Fund’s Composite Index consisted of: 43.0% Russell 3000® Index; 29.8% Bloomberg U.S. Aggregate Bond Index; 23.2% MSCI All Country World Index ex USA Investable Market Index; 2.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 2.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

»   Holding the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	8.51%	9.19%	7.45%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle 2035 Fund Composite Index	10.91%	9.66%	7.98%

S&P Target Date 2035 Index	10.24%	9.95%	7.61%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$4,835,172,704

Total number of portfolio holdings	21

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 20,275,659

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315613_AR_0525 4546379

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2035 Fund
Premier Class Shares/TCYPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Premier Class Shares	$44	0.42%

* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2035 Fund returned 8.36% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2035 Fund Composite Index, which returned 10.91%.

•  The Fund’s Composite Index consisted of: 43.0% Russell 3000® Index; 29.8% Bloomberg U.S. Aggregate Bond Index; 23.2% MSCI All Country World Index ex USA Investable Market Index; 2.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 2.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

»   Holding the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Premier Class Shares at NAV	8.36%	9.03%	7.28%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle 2035 Fund Composite Index	10.91%	9.66%	7.98%
S&P Target Date 2035 Index	10.24%	9.95%	7.61%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$4,835,172,704
Total number of portfolio holdings	21
Portfolio turnover (%)	14%
Total management fees paid for the year	$20,275,659

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M376_AR_0525 4546379

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2035 Fund
Class I Shares/TCYHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class I Shares	$31	0.30%

* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2035 Fund returned 8.41% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2035 Fund Composite Index, which returned 10.91%.

•  The Fund’s Composite Index consisted of: 43.0% Russell 3000® Index; 29.8% Bloomberg U.S. Aggregate Bond Index; 23.2% MSCI All Country World Index ex USA Investable Market Index; 2.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 2.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

»   Holding the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception
Class I Shares at NAV	8.41%	9.09%	8.12%
Russell 3000® Index	13.12%	15.34%	13.00%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%
Lifecycle 2035 Fund Composite Index	10.91%	9.66%	8.78%
S&P Target Date 2035 Index	10.24%	9.95%	8.34%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$4,835,172,704
Total number of portfolio holdings	21
Portfolio turnover (%)	14%
Total management fees paid for the year	$20,275,659

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P700_AR_0525 4546379

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2040 Fund
Retirement Class Shares/TCLOX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$53	0.51%

* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2040 Fund returned 8.74% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2040 Fund Composite Index, which returned 11.78%.

•  The Fund’s Composite Index consisted of: 50.8% Russell 3000® Index; 27.3% MSCI All Country World Index ex USA Investable Market Index; and 21.9% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	8.74%	10.11%	7.82%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle 2040 Fund Composite Index	11.78%	11.01%	8.72%

S&P Target Date 2040 Index	10.87%	11.07%	8.19%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$5,926,168,970

Total number of portfolio holdings	19

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 25,066,996

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W383_AR_0525 4546389

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2040 Fund
Class R6 Shares/TCOIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$27	0.26%

* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2040 Fund returned 9.03% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2040 Fund Composite Index, which returned 11.78%.

•  The Fund’s Composite Index consisted of: 50.8% Russell 3000® Index; 27.3% MSCI All Country World Index ex USA Investable Market Index; and 21.9% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	9.03%	10.39%	8.09%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle 2040 Fund Composite Index	11.78%	11.01%	8.72%

S&P Target Date 2040 Index	10.87%	11.07%	8.19%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$5,926,168,970

Total number of portfolio holdings	19

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 25,066,996

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315597_AR_0525 4546389

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2040 Fund
Premier Class Shares/TCZPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Premier Class Shares	$43	0.41%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2040 Fund returned 8.80% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2040 Fund Composite Index, which returned 11.78%.

•  The Fund’s Composite Index consisted of: 50.8% Russell 3000® Index; 27.3% MSCI All Country World Index ex USA Investable Market Index; and 21.9% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Premier Class Shares at NAV	8.80%	10.23%	7.92%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle 2040 Fund Composite Index	11.78%	11.01%	8.72%
S&P Target Date 2040 Index	10.87%	11.07%	8.19%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$5,926,168,970

Total number of portfolio holdings	19

Portfolio turnover (%)	14%

Total management fees paid for the year	$25,066,996

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M368_AR_0525 4546389

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2040 Fund
Class I Shares/TCZHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$30	0.29%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2040 Fund returned 8.93% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2040 Fund Composite Index, which returned 11.78%.

•  The Fund’s Composite Index consisted of: 50.8% Russell 3000® Index; 27.3% MSCI All Country World Index ex USA Investable Market Index; and 21.9% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	8.93%	10.31%	8.86%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifecycle 2040 Fund Composite Index	11.78%	11.01%	9.61%

S&P Target Date 2040 Index	10.87%	11.07%	8.97%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$5,926,168,970

Total number of portfolio holdings	19

Portfolio turnover (%)	14%

Total management fees paid for the year	$25,066,996

What did the Fund invest in? (as of May 31, 2025)
(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P809_AR_0525 4546389

3

Annual Shareholder Report May 31, 2025

Nuveen Managed Allocation Fund
Class A Shares/TIMRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Managed Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$26	0.25%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Managed Allocation Fund returned 8.05% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Managed Allocation Fund Composite Index, which returned 10.29%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   A position in the Nuveen Core Plus Bond Fund.

»   Holding the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	8.05%	7.55%	6.34%

Class A at maximum sales charge (Offering Price)	1.85%	6.29%	5.71%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Managed Allocation Fund Composite Index	10.29%	7.85%	6.85%

Morningstar Moderate Target Risk Index	10.52%	7.42%	6.34%
Class A Shares at Offering Price reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$876,851,708

Total number of portfolio holdings	14

Portfolio turnover (%)	11%

Total management fees paid for the year	$0

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315845_AR_0525 4546597

3

Annual Shareholder Report May 31, 2025

Nuveen Managed Allocation Fund
Retirement Class Shares/TITRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Managed Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$26	0.25%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Managed Allocation Fund returned 8.10% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Managed Allocation Fund Composite Index, which returned 10.29%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   A position in the Nuveen Core Plus Bond Fund.

»   Holding the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	8.10%	7.53%	6.33%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Managed Allocation Fund Composite Index	10.29%	7.85%	6.85%

Morningstar Moderate Target Risk Index	10.52%	7.42%	6.34%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$876,851,708

Total number of portfolio holdings	14

Portfolio turnover (%)	11%

Total management fees paid for the year	$0

What did the Fund invest in? (as of May 31, 2025)
(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315829_AR_0525 4546597

3

Annual Shareholder Report May 31, 2025

Nuveen Managed Allocation Fund
Class R6 Shares/TIMIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Managed Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$0	0.00%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Managed Allocation Fund returned 8.37% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Managed Allocation Fund Composite Index, which returned 10.29%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   A position in the Nuveen Core Plus Bond Fund.

»   Holding the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	8.37%	7.82%	6.60%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Managed Allocation Fund Composite Index	10.29%	7.85%	6.85%

Morningstar Moderate Target Risk Index	10.52%	7.42%	6.34%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$876,851,708

Total number of portfolio holdings	14

Portfolio turnover (%)	11%

Total management fees paid for the year	$0

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315837_AR_0525 4546597

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2045 Fund
Class R6 Shares/TTFIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$26	0.25%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2045 Fund returned 9.32% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2045 Fund Composite Index, which returned 12.37%.

•  The Fund’s Composite Index consisted of: 56.0% Russell 3000® Index; 30.1% MSCI All Country World Index ex USA Investable Market Index; and 13.9% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class R6 Shares at NAV	9.32%	11.34%	8.58%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle 2045 Fund Composite Index	12.37%	12.07%	9.26%
S&P Target Date 2045 Index	11.33%	11.80%	8.56%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$4,362,593,840

Total number of portfolio holdings	19

Portfolio turnover (%)	15%

Total management fees paid for the year	$18,305,071

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315589_AR_0525 4546393

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2045 Fund
Retirement Class Shares/TTFRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Retirement Class Shares	$52	0.50%

* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2045 Fund returned 9.06% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2045 Fund Composite Index, which returned 12.37%.

•  The Fund’s Composite Index consisted of: 56.0% Russell 3000® Index; 30.1% MSCI All Country World Index ex USA Investable Market Index; and 13.9% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Retirement Class Shares at NAV	9.06%	11.05%	8.31%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle 2045 Fund Composite Index	12.37%	12.07%	9.26%
S&P Target Date 2045 Index	11.33%	11.80%	8.56%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$4,362,593,840

Total number of portfolio holdings	19

Portfolio turnover (%)	15%

Total management fees paid for the year	$18,305,071

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315522_AR_0525 4546393

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2045 Fund
Premier Class Shares/TTFPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$42	0.40%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2045 Fund returned 9.13% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2045 Fund Composite Index, which returned 12.37%.

•  The Fund’s Composite Index consisted of: 56.0% Russell 3000® Index; 30.1% MSCI All Country World Index ex USA Investable Market Index; and 13.9% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	9.13%	11.16%	8.41%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle 2045 Fund Composite Index	12.37%	12.07%	9.26%

S&P Target Date 2045 Index	11.33%	11.80%	8.56%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$4,362,593,840

Total number of portfolio holdings	19

Portfolio turnover (%)	15%

Total management fees paid for the year	$18,305,071

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M350_AR_0525 4546393

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2045 Fund
Class I Shares/TTFHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class I Shares	$28	0.27%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2045 Fund returned 9.28% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2045 Fund Composite Index, which returned 12.37%.

•  The Fund’s Composite Index consisted of: 56.0% Russell 3000® Index; 30.1% MSCI All Country World Index ex USA Investable Market Index; and 13.9% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception
Class I Shares at NAV	9.28%	11.25%	9.39%
Russell 3000® Index	13.12%	15.34%	13.00%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%
Lifecycle 2045 Fund Composite Index	12.37%	12.07%	10.19%
S&P Target Date 2045 Index	11.33%	11.80%	9.37%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$4,362,593,840
Total number of portfolio holdings	19
Portfolio turnover (%)	15%
Total management fees paid for the year	$18,305,071

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P882_AR_0525 4546393

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2050 Fund
Class R6 Shares/TFTIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$26	0.25%

* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2050 Fund returned 9.54% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2050 Fund Composite Index, which returned 12.66%.

•  The Fund’s Composite Index consisted of: 58.5% Russell 3000® Index; 31.5% MSCI All Country World Index ex USA Investable Market Index; and 10.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class R6 Shares at NAV	9.54%	11.62%	8.75%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle 2050 Fund Composite Index	12.66%	12.39%	9.45%
S&P Target Date 2050 Index	11.41%	12.12%	8.75%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$3,502,564,733
Total number of portfolio holdings	19
Portfolio turnover (%)	16%
Total management fees paid for the year	$14,671,786

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315571_AR_0525 4546397

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2050 Fund
Retirement Class Shares/TLFRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Retirement Class Shares	$52	0.50%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2050 Fund returned 9.15% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2050 Fund Composite Index, which returned 12.66%.

•  The Fund’s Composite Index consisted of: 58.5% Russell 3000® Index; 31.5% MSCI All Country World Index ex USA Investable Market Index; and 10.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Retirement Class Shares at NAV	9.15%	11.34%	8.47%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle 2050 Fund Composite Index	12.66%	12.39%	9.45%
S&P Target Date 2050 Index	11.41%	12.12%	8.75%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$3,502,564,733
Total number of portfolio holdings	19
Portfolio turnover (%)	16%
Total management fees paid for the year	$14,671,786

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315514_AR_0525 4546397

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2050 Fund
Premier Class Shares/TCLPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Premier Class Shares	$42	0.40%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2050 Fund returned 9.27% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2050 Fund Composite Index, which returned 12.66%.

•  The Fund’s Composite Index consisted of: 58.5% Russell 3000® Index; 31.5% MSCI All Country World Index ex USA Investable Market Index; and 10.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Premier Class Shares at NAV	9.27%	11.44%	8.58%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle 2050 Fund Composite Index	12.66%	12.39%	9.45%
S&P Target Date 2050 Index	11.41%	12.12%	8.75%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$3,502,564,733
Total number of portfolio holdings	19
Portfolio turnover (%)	16%
Total management fees paid for the year	$14,671,786

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M343_AR_0525 4546397

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2050 Fund
Class I Shares/TFTHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class I Shares	$28	0.27%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2050 Fund returned 9.44% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2050 Fund Composite Index, which returned 12.66%.

•  The Fund’s Composite Index consisted of: 58.5% Russell 3000® Index; 31.5% MSCI All Country World Index ex USA Investable Market Index; and 10.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception
Class I Shares at NAV	9.44%	11.56%	9.56%
Russell 3000® Index	13.12%	15.34%	13.00%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%
Lifecycle 2050 Fund Composite Index	12.66%	12.39%	10.38%
S&P Target Date 2050 Index	11.41%	12.12%	9.58%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$3,502,564,733
Total number of portfolio holdings	19
Portfolio turnover (%)	16%
Total management fees paid for the year	$14,671,786

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P874_AR_0525 4546397

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Retirement Income Fund
Class A Shares/TLRRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class A Shares	$55	0.53%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Retirement Income Fund returned 7.11% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Retirement Income Fund Composite Index, which returned 8.87%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   Holding the Nuveen Core Plus Bond Fund.

»   An allocation to the Nuveen Short Term Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   A position in the Nuveen Real Property Fund LP.

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	7.11%	5.16%	4.78%
Class A at maximum sales charge (Offering Price)	0.94%	3.92%	4.16%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle Retirement Income Fund Composite Index	8.87%	5.59%	5.28%
S&P Target Date Retirement Income Index	7.91%	4.42%	4.31%
Class A Shares at Offering Price reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$392,788,433
Total number of portfolio holdings	21
Portfolio turnover (%)	13%
Total management fees paid for the year	$1,585,977

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315498_AR_0525 4546338

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Retirement Income Fund
Class R6 Shares/TLRIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$28	0.27%

* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Retirement Income Fund returned 7.37% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Retirement Income Fund Composite Index, which returned 8.87%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   Holding the Nuveen Core Plus Bond Fund.

»   An allocation to the Nuveen Short Term Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   A position in the Nuveen Real Property Fund LP.

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class R6 Shares at NAV	7.37%	5.43%	5.03%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle Retirement Income Fund Composite Index	8.87%	5.59%	5.28%
S&P Target Date Retirement Income Index	7.91%	4.42%	4.31%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$392,788,433
Total number of portfolio holdings	21
Portfolio turnover (%)	13%
Total management fees paid for the year	$1,585,977

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315563_AR_0525 4546338

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Retirement Income Fund
Retirement Class Shares/TLIRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Retirement Class Shares	$55	0.53%

* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Retirement Income Fund returned 7.12% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Retirement Income Fund Composite Index, which returned 8.87%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   Holding the Nuveen Core Plus Bond Fund.

»   An allocation to the Nuveen Short Term Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   A position in the Nuveen Real Property Fund LP.

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Retirement Class Shares at NAV	7.12%	5.18%	4.78%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle Retirement Income Fund Composite Index	8.87%	5.59%	5.28%
S&P Target Date Retirement Income Index	7.91%	4.42%	4.31%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$392,788,433
Total number of portfolio holdings	21
Portfolio turnover (%)	13%
Total management fees paid for the year	$1,585,977

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315480_AR_0525 4546338

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Retirement Income Fund
Premier Class Shares/TPILX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Premier Class Shares	$45	0.43%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Retirement Income Fund returned 7.21% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Retirement Income Fund Composite Index, which returned 8.87%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   Holding the Nuveen Core Plus Bond Fund.

»   An allocation to the Nuveen Short Term Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   A position in the Nuveen Real Property Fund LP.

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Premier Class Shares at NAV	7.21%	5.27%	4.88%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle Retirement Income Fund Composite Index	8.87%	5.59%	5.28%
S&P Target Date Retirement Income Index	7.91%	4.42%	4.31%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$392,788,433
Total number of portfolio holdings	21
Portfolio turnover (%)	13%
Total management fees paid for the year	$1,585,977

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M335_AR_0525 4546338

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Retirement Income Fund
Class I Shares/TLRHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$34	0.33%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Retirement Income Fund returned 7.31% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Retirement Income Fund Composite Index, which returned 8.87%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   Holding the Nuveen Core Plus Bond Fund.

»   An allocation to the Nuveen Short Term Bond Fund.

»   A position in the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   A position in the Nuveen Real Property Fund LP.

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	7.31%	5.35%	5.44%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifecycle Retirement Income Fund Composite Index	8.87%	5.59%	5.77%

S&P Target Date Retirement Income Index	7.91%	4.42%	4.69%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$392,788,433

Total number of portfolio holdings	21

Portfolio turnover (%)	13%

Total management fees paid for the year	$1,585,977

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P106_AR_0525 4546338

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2010 Fund
Class R6 Shares/TLTIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$10	0.10%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2010 Fund returned 8.34% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund performed in line with the Lifecycle Index 2010 Fund Composite Index, which returned 8.52%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 22.8% Russell 3000® Index; 12.3% MSCI EAFE + Emerging Markets Index; 14.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	8.34%	5.26%	5.15%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2010 Fund Composite Index	8.52%	5.35%	5.23%

S&P Target Date 2010 Index	8.09%	5.14%	4.79%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$658,312,939

Total number of portfolio holdings	7

Portfolio turnover (%)	21%

Total management fees paid for the year	$1,110,285

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M830_AR_0525 4546444

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2010 Fund
Premier Class Shares/TLTPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$26	0.25%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2010 Fund returned 8.21% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2010 Fund Composite Index, which returned 8.52%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 22.8% Russell 3000® Index; 12.3% MSCI EAFE + Emerging Markets Index; 14.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	8.21%	5.10%	4.99%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2010 Fund Composite Index	8.52%	5.35%	5.23%

S&P Target Date 2010 Index	8.09%	5.14%	4.79%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$658,312,939

Total number of portfolio holdings	7

Portfolio turnover (%)	21%

Total management fees paid for the year	$1,110,285

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M723_AR_0525 4546444

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2010 Fund
Retirement Class Shares/TLTRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$36	0.35%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2010 Fund returned 8.09% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2010 Fund Composite Index, which returned 8.52%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 22.8% Russell 3000® Index; 12.3% MSCI EAFE + Emerging Markets Index; 14.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	8.09%	5.00%	4.89%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2010 Fund Composite Index	8.52%	5.35%	5.23%

S&P Target Date 2010 Index	8.09%	5.14%	4.79%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$658,312,939

Total number of portfolio holdings	7

Portfolio turnover (%)	21%

Total management fees paid for the year	$1,110,285

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M202_AR_0525 4546444

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2010 Fund
Class I Shares/TLTHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$11	0.11%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2010 Fund returned 8.35% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund performed in line with the Lifecycle Index 2010 Fund Composite Index, which returned 8.52%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 22.8% Russell 3000® Index; 12.3% MSCI EAFE + Emerging Markets Index; 14.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	8.35%	5.19%	5.57%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifecycle Index 2010 Fund Composite Index	8.52%	5.35%	5.72%

S&P Target Date 2010 Index	8.09%	5.14%	5.23%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$658,312,939

Total number of portfolio holdings	7

Portfolio turnover (%)	21%

Total management fees paid for the year	$ 1,110,285

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P833_AR_0525 4546444

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index Retirement Income Fund
Class R6 Shares/TRILX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$10	0.10%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index Retirement Income Fund returned 8.68% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund performed in line with the Lifecycle Index Retirement Income Fund Composite Index, which returned 8.84%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	8.68%	5.46%	5.20%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index Retirement Income Fund Composite Index	8.84%	5.56%	5.26%

S&P Target Date Retirement Income Index	7.91%	4.42%	4.31%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$772,632,516

Total number of portfolio holdings	7

Portfolio turnover (%)	23%

Total management fees paid for the year	$1,238,918

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M731_AR_0525 4546434

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index Retirement Income Fund
Premier Class Shares/TLIPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$26	0.25%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index Retirement Income Fund returned 8.53% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index Retirement Income Fund Composite Index, which returned 8.84%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	8.53%	5.29%	5.04%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index Retirement Income Fund Composite Index	8.84%	5.56%	5.26%

S&P Target Date Retirement Income Index	7.91%	4.42%	4.31%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$772,632,516

Total number of portfolio holdings	7

Portfolio turnover (%)	23%

Total management fees paid for the year	$1,238,918

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M624_AR_0525 4546434

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index Retirement Income Fund
Retirement Class Shares/TRCIX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$36	0.35%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index Retirement Income Fund returned 8.43% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index Retirement Income Fund Composite Index, which returned 8.84%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	8.43%	5.20%	4.94%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index Retirement Income Fund Composite Index	8.84%	5.56%	5.26%

S&P Target Date Retirement Income Index	7.91%	4.42%	4.31%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$772,632,516

Total number of portfolio holdings	7

Portfolio turnover (%)	23%

Total management fees paid for the year	$1,238,918

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M889_AR_0525 4546434

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index Retirement Income Fund
Class I Shares/TLIHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$11	0.11%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index Retirement Income Fund returned 8.59% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund performed in line with the Lifecycle Index Retirement Income Fund Composite Index, which returned 8.84%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	8.59%	5.35%	5.58%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifecycle Index Retirement Income Fund Composite Index	8.84%	5.56%	5.75%

S&P Target Date Retirement Income Index	7.91%	4.42%	4.69%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$772,632,516

Total number of portfolio holdings	7

Portfolio turnover (%)	23%

Total management fees paid for the year	$ 1,238,918

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P841_AR_0525 4546434

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2015 Fund
Class R6 Shares/TLFIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$10	0.10%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2015 Fund returned 8.73% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund performed in line with the Lifecycle Index 2015 Fund Composite Index, which returned 8.89%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	8.73%	5.86%	5.56%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2015 Fund Composite Index	8.89%	5.94%	5.63%

S&P Target Date 2015 Index	8.07%	5.67%	5.17%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$1,002,489,875

Total number of portfolio holdings	7

Portfolio turnover (%)	14%

Total management fees paid for the year	$1,768,166

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M822_AR_0525 4546450

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2015 Fund
Premier Class Shares/TLFPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$26	0.25%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2015 Fund returned 8.55% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2015 Fund Composite Index, which returned 8.89%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	8.55%	5.68%	5.39%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2015 Fund Composite Index	8.89%	5.94%	5.63%

S&P Target Date 2015 Index	8.07%	5.67%	5.17%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$1,002,489,875

Total number of portfolio holdings	7

Portfolio turnover (%)	14%

Total management fees paid for the year	$1,768,166

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M715_AR_0525 4546450

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2015 Fund
Retirement Class Shares/TLGRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$36	0.35%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2015 Fund returned 8.46% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2015 Fund Composite Index, which returned 8.89%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	8.46%	5.59%	5.29%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2015 Fund Composite Index	8.89%	5.94%	5.63%

S&P Target Date 2015 Index	8.07%	5.67%	5.17%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$1,002,489,875

Total number of portfolio holdings	7

Portfolio turnover (%)	14%

Total management fees paid for the year	$1,768,166

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M301_AR_0525 4546450

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2015 Fund
Class I Shares/TLFAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$13	0.12%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2015 Fund returned 8.74% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund performed in line with the Lifecycle Index 2015 Fund Composite Index, which returned 8.89%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	8.74%	5.77%	6.01%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifecycle Index 2015 Fund Composite Index	8.89%	5.94%	6.16%

S&P Target Date 2015 Index	8.07%	5.67%	5.66%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$1,002,489,875

Total number of portfolio holdings	7

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 1,768,166

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P825_AR_0525 4546450

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2020 Fund
Class R6 Shares/TLWIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$10	0.10%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2020 Fund returned 9.09% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund performed in line with the Lifecycle Index 2020 Fund Composite Index, which returned 9.25%.

•  The Fund’s Composite Index consisted of: 39.0% Bloomberg U.S. Aggregate Bond Index; 29.3% Russell 3000® Index; 15.7% MSCI EAFE + Emerging Markets Index; 8.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 8.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	9.09%	6.44%	5.98%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2020 Fund Composite Index	9.25%	6.54%	6.06%

S&P Target Date 2020 Index	8.47%	6.18%	5.55%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$3,010,533,049

Total number of portfolio holdings	7

Portfolio turnover (%)	12%

Total management fees paid for the year	$5,125,874

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M814_AR_0525 4546455

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2020 Fund
Premier Class Shares/TLWPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$26	0.25%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2020 Fund returned 8.86% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2020 Fund Composite Index, which returned 9.25%.

•  The Fund’s Composite Index consisted of: 39.0% Bloomberg U.S. Aggregate Bond Index; 29.3% Russell 3000® Index; 15.7% MSCI EAFE + Emerging Markets Index; 8.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 8.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	8.86%	6.27%	5.82%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2020 Fund Composite Index	9.25%	6.54%	6.06%

S&P Target Date 2020 Index	8.47%	6.18%	5.55%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$3,010,533,049

Total number of portfolio holdings	7

Portfolio turnover (%)	12%

Total management fees paid for the year	$5,125,874

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M699_AR_0525 4546455

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2020 Fund
Retirement Class Shares/TLWRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.35%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2020 Fund returned 8.83% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2020 Fund Composite Index, which returned 9.25%.

•  The Fund’s Composite Index consisted of: 39.0% Bloomberg U.S. Aggregate Bond Index; 29.3% Russell 3000® Index; 15.7% MSCI EAFE + Emerging Markets Index; 8.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 8.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	8.83%	6.18%	5.72%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2020 Fund Composite Index	9.25%	6.54%	6.06%

S&P Target Date 2020 Index	8.47%	6.18%	5.55%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$3,010,533,049

Total number of portfolio holdings	7

Portfolio turnover (%)	12%

Total management fees paid for the year	$5,125,874

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M400_AR_0525 4546455

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2020 Fund
Class I Shares/TLWHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$13	0.12%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2020 Fund returned 9.03% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund performed in line with the Lifecycle Index 2020 Fund Composite Index, which returned 9.25%.

•  The Fund’s Composite Index consisted of: 39.0% Bloomberg U.S. Aggregate Bond Index; 29.3% Russell 3000® Index; 15.7% MSCI EAFE + Emerging Markets Index; 8.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 8.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	9.03%	6.34%	6.46%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifecycle Index 2020 Fund Composite Index	9.25%	6.54%	6.65%

S&P Target Date 2020 Index	8.47%	6.18%	6.08%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$3,010,533,049

Total number of portfolio holdings	7

Portfolio turnover (%)	12%

Total management fees paid for the year	$ 5,125,874

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P817_AR_0525 4546455

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2025 Fund
Class R6 Shares/TLQIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$10	0.10%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2025 Fund returned 9.42% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund performed in line with the Lifecycle Index 2025 Fund Composite Index, which returned 9.64%.

•  The Fund’s Composite Index consisted of: 37.9% Bloomberg U.S. Aggregate Bond Index; 32.6% Russell 3000® Index; 17.5% MSCI EAFE + Emerging Markets Index; 6.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 6.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	9.42%	7.30%	6.55%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2025 Fund Composite Index	9.64%	7.41%	6.63%

S&P Target Date 2025 Index	8.82%	7.23%	6.16%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$6,030,274,815

Total number of portfolio holdings	7

Portfolio turnover (%)	14%

Total management fees paid for the year	$9,875,884

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M798_AR_0525 4546463

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2025 Fund
Premier Class Shares/TLVPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$26	0.25%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2025 Fund returned 9.26% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2025 Fund Composite Index, which returned 9.64%.

•  The Fund’s Composite Index consisted of: 37.9% Bloomberg U.S. Aggregate Bond Index; 32.6% Russell 3000® Index; 17.5% MSCI EAFE + Emerging Markets Index; 6.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 6.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	9.26%	7.15%	6.40%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2025 Fund Composite Index	9.64%	7.41%	6.63%

S&P Target Date 2025 Index	8.82%	7.23%	6.16%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$6,030,274,815

Total number of portfolio holdings	7

Portfolio turnover (%)	14%

Total management fees paid for the year	$9,875,884

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M681_AR_0525 4546463

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2025 Fund
Retirement Class Shares/TLQRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.35%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2025 Fund returned 9.13% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2025 Fund Composite Index, which returned 9.64%.

•  The Fund’s Composite Index consisted of: 37.9% Bloomberg U.S. Aggregate Bond Index; 32.6% Russell 3000® Index; 17.5% MSCI EAFE + Emerging Markets Index; 6.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 6.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	9.13%	7.04%	6.29%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2025 Fund Composite Index	9.64%	7.41%	6.63%

S&P Target Date 2025 Index	8.82%	7.23%	6.16%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$6,030,274,815

Total number of portfolio holdings	7

Portfolio turnover (%)	14%

Total management fees paid for the year	$9,875,884

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M509_AR_0525 4546463

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2025 Fund
Class I Shares/TLQHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$12	0.11%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2025 Fund returned 9.37% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2025 Fund Composite Index, which returned 9.64%.

•  The Fund’s Composite Index consisted of: 37.9% Bloomberg U.S. Aggregate Bond Index; 32.6% Russell 3000® Index; 17.5% MSCI EAFE + Emerging Markets Index; 6.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 6.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	9.37%	7.21%	7.10%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifecycle Index 2025 Fund Composite Index	9.64%	7.41%	7.28%

S&P Target Date 2025 Index	8.82%	7.23%	6.75%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$6,030,274,815

Total number of portfolio holdings	7

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 9,875,884

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P791_AR_0525 4546463

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2030 Fund
Class R6 Shares/TLHIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2030 Fund returned 10.01% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund performed in line with the Lifecycle Index 2030 Fund Composite Index, which returned 10.23%.

•  The Fund’s Composite Index consisted of: 37.8% Russell 3000® Index; 33.9% Bloomberg U.S. Aggregate Bond Index; 20.3% MSCI EAFE + Emerging Markets Index; 4.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 4.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	10.01%	8.33%	7.20%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2030 Fund Composite Index	10.23%	8.44%	7.28%

S&P Target Date 2030 Index	9.51%	8.53%	6.87%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$8,826,858,954

Total number of portfolio holdings	7

Portfolio turnover (%)	13%

Total management fees paid for the year	$13,474,913

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M780_AR_0525 4546474

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2030 Fund
Premier Class Shares/TLHPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$26	0.25%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2030 Fund returned 9.83% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2030 Fund Composite Index, which returned 10.23%.

•  The Fund’s Composite Index consisted of: 37.8% Russell 3000® Index; 33.9% Bloomberg U.S. Aggregate Bond Index; 20.3% MSCI EAFE + Emerging Markets Index; 4.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 4.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	9.83%	8.17%	7.03%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2030 Fund Composite Index	10.23%	8.44%	7.28%

S&P Target Date 2030 Index	9.51%	8.53%	6.87%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$8,826,858,954

Total number of portfolio holdings	7

Portfolio turnover (%)	13%

Total management fees paid for the year	$13,474,913

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M673_AR_0525 4546474

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2030 Fund
Retirement Class Shares/TLHRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.35%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2030 Fund returned 9.71% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2030 Fund Composite Index, which returned 10.23%.

•  The Fund’s Composite Index consisted of: 37.8% Russell 3000® Index; 33.9% Bloomberg U.S. Aggregate Bond Index; 20.3% MSCI EAFE + Emerging Markets Index; 4.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 4.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	9.71%	8.07%	6.93%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2030 Fund Composite Index	10.23%	8.44%	7.28%

S&P Target Date 2030 Index	9.51%	8.53%	6.87%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$8,826,858,954

Total number of portfolio holdings	7

Portfolio turnover (%)	13%

Total management fees paid for the year	$13,474,913

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M608_AR_0525 4546474

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2030 Fund
Class I Shares/TLHHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$12	0.11%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2030 Fund returned 9.96% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2030 Fund Composite Index, which returned 10.23%.

•  The Fund’s Composite Index consisted of: 37.8% Russell 3000® Index; 33.9% Bloomberg U.S. Aggregate Bond Index; 20.3% MSCI EAFE + Emerging Markets Index; 4.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 4.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	9.96%	8.24%	7.81%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifecycle Index 2030 Fund Composite Index	10.23%	8.44%	7.99%

S&P Target Date 2030 Index	9.51%	8.53%	7.53%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$8,826,858,954

Total number of portfolio holdings	7

Portfolio turnover (%)	13%

Total management fees paid for the year	$ 13,474,913

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P783_AR_0525 4546474

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2035 Fund
Class R6 Shares/TLYIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2035 Fund returned 10.57% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2035 Fund Composite Index, which returned 10.86%.

•  The Fund’s Composite Index consisted of: 43.0% Russell 3000® Index; 29.8% Bloomberg U.S. Aggregate Bond Index; 23.2% MSCI EAFE + Emerging Markets Index; 2.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 2.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	10.57%	9.47%	7.88%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2035 Fund Composite Index	10.86%	9.60%	7.95%

S&P Target Date 2035 Index	10.24%	9.95%	7.61%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$9,649,276,577

Total number of portfolio holdings	7

Portfolio turnover (%)	13%

Total management fees paid for the year	$14,023,410

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M772_AR_0525 4546483

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2035 Fund
Premier Class Shares/TLYPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$26	0.25%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2035 Fund returned 10.45% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2035 Fund Composite Index, which returned 10.86%.

•  The Fund’s Composite Index consisted of: 43.0% Russell 3000® Index; 29.8% Bloomberg U.S. Aggregate Bond Index; 23.2% MSCI EAFE + Emerging Markets Index; 2.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 2.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	10.45%	9.30%	7.71%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2035 Fund Composite Index	10.86%	9.60%	7.95%

S&P Target Date 2035 Index	10.24%	9.95%	7.61%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$9,649,276,577

Total number of portfolio holdings	7

Portfolio turnover (%)	13%

Total management fees paid for the year	$14,023,410

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M665_AR_0525 4546483

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2035 Fund
Retirement Class Shares/TLYRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.35%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2035 Fund returned 10.34% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2035 Fund Composite Index, which returned 10.86%.

•  The Fund’s Composite Index consisted of: 43.0% Russell 3000® Index; 29.8% Bloomberg U.S. Aggregate Bond Index; 23.2% MSCI EAFE + Emerging Markets Index; 2.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 2.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	10.34%	9.19%	7.60%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2035 Fund Composite Index	10.86%	9.60%	7.95%

S&P Target Date 2035 Index	10.24%	9.95%	7.61%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$9,649,276,577

Total number of portfolio holdings	7

Portfolio turnover (%)	13%

Total management fees paid for the year	$14,023,410

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M707_AR_0525 4546483

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2035 Fund
Class I Shares/TLYHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$12	0.11%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2035 Fund returned 10.56% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2035 Fund Composite Index, which returned 10.86%.

•  The Fund’s Composite Index consisted of: 43.0% Russell 3000® Index; 29.8% Bloomberg U.S. Aggregate Bond Index; 23.2% MSCI EAFE + Emerging Markets Index; 2.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 2.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	10.56%	9.38%	8.57%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifecycle Index 2035 Fund Composite Index	10.86%	9.60%	8.75%

S&P Target Date 2035 Index	10.24%	9.95%	8.34%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$9,649,276,577

Total number of portfolio holdings	7

Portfolio turnover (%)	13%

Total management fees paid for the year	$ 14,023,410

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P775_AR_0525 4546483

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2040 Fund
Class R6 Shares/TLZIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2040 Fund returned 11.44% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2040 Fund Composite Index, which returned 11.72%.

•  The Fund’s Composite Index consisted of: 50.8% Russell 3000® Index; 27.3% MSCI EAFE + Emerging Markets Index; and 21.9% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	11.44%	10.80%	8.61%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2040 Fund Composite Index	11.72%	10.94%	8.70%

S&P Target Date 2040 Index	10.87%	11.07%	8.19%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$10,206,947,097

Total number of portfolio holdings	5

Portfolio turnover (%)	12%

Total management fees paid for the year	$14,334,217

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M764_AR_0525 4546496

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2040 Fund
Premier Class Shares/TLPRX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$26	0.25%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2040 Fund returned 11.28% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2040 Fund Composite Index, which returned 11.72%.

•  The Fund’s Composite Index consisted of: 50.8% Russell 3000® Index; 27.3% MSCI EAFE + Emerging Markets Index; and 21.9% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	11.28%	10.64%	8.45%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2040 Fund Composite Index	11.72%	10.94%	8.70%

S&P Target Date 2040 Index	10.87%	11.07%	8.19%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$10,206,947,097

Total number of portfolio holdings	5

Portfolio turnover (%)	12%

Total management fees paid for the year	$14,334,217

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M657_AR_0525 4546496

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2040 Fund
Retirement Class Shares/TLZRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.35%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2040 Fund returned 11.18% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2040 Fund Composite Index, which returned 11.72%.

•  The Fund’s Composite Index consisted of: 50.8% Russell 3000® Index; 27.3% MSCI EAFE + Emerging Markets Index; and 21.9% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	11.18%	10.53%	8.35%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2040 Fund Composite Index	11.72%	10.94%	8.70%

S&P Target Date 2040 Index	10.87%	11.07%	8.19%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$10,206,947,097

Total number of portfolio holdings	5

Portfolio turnover (%)	12%

Total management fees paid for the year	$14,334,217

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M806_AR_0525 4546496

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2040 Fund
Class I Shares/TLZHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$12	0.11%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2040 Fund returned 11.46% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2040 Fund Composite Index, which returned 11.72%.

•  The Fund’s Composite Index consisted of: 50.8% Russell 3000® Index; 27.3% MSCI EAFE + Emerging Markets Index; and 21.9% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	11.46%	10.72%	9.39%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifecycle Index 2040 Fund Composite Index	11.72%	10.94%	9.57%

S&P Target Date 2040 Index	10.87%	11.07%	8.97%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$10,206,947,097

Total number of portfolio holdings	5

Portfolio turnover (%)	12%

Total management fees paid for the year	$ 14,334,217

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P767_AR_0525 4546496

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2045 Fund
Class R6 Shares/TLXIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at  https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2045 Fund returned 12.05% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2045 Fund Composite Index, which returned 12.31%.

•  The Fund’s Composite Index consisted of: 56.0% Russell 3000® Index; 30.1% MSCI EAFE + Emerging Markets Index; and 13.9% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	12.05%	11.86%	9.16%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2045 Fund Composite Index	12.31%	11.99%	9.24%

S&P Target Date 2045 Index	11.33%	11.80%	8.56%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$8,792,581,032

Total number of portfolio holdings	5

Portfolio turnover (%)	11%

Total management fees paid for the year	$12,090,250

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M756_AR_0525 4546503

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2045 Fund
Premier Class Shares/TLMPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at  https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$26	0.25%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2045 Fund returned 11.86% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2045 Fund Composite Index, which returned 12.31%.

•  The Fund’s Composite Index consisted of: 56.0% Russell 3000® Index; 30.1% MSCI EAFE + Emerging Markets Index; and 13.9% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	11.86%	11.70%	8.99%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2045 Fund Composite Index	12.31%	11.99%	9.24%

S&P Target Date 2045 Index	11.33%	11.80%	8.56%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$8,792,581,032

Total number of portfolio holdings	5

Portfolio turnover (%)	11%

Total management fees paid for the year	$12,090,250

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M640_AR_0525 4546503

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2045 Fund
Retirement Class Shares/TLMRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.35%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2045 Fund returned 11.77% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2045 Fund Composite Index, which returned 12.31%.

•  The Fund’s Composite Index consisted of: 56.0% Russell 3000® Index; 30.1% MSCI EAFE + Emerging Markets Index; and 13.9% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	11.77%	11.58%	8.88%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2045 Fund Composite Index	12.31%	11.99%	9.24%

S&P Target Date 2045 Index	11.33%	11.80%	8.56%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$8,792,581,032

Total number of portfolio holdings	5

Portfolio turnover (%)	11%

Total management fees paid for the year	$12,090,250

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M863_AR_0525 4546503

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2045 Fund
Class I Shares/TLMHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$12	0.11%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2045 Fund returned 12.04% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2045 Fund Composite Index, which returned 12.31%.

•  The Fund’s Composite Index consisted of: 56.0% Russell 3000® Index; 30.1% MSCI EAFE + Emerging Markets Index; and 13.9% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	12.04%	11.77%	9.95%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifecycle Index 2045 Fund Composite Index	12.31%	11.99%	10.15%

S&P Target Date 2045 Index	11.33%	11.80%	9.37%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$8,792,581,032

Total number of portfolio holdings	5

Portfolio turnover (%)	11%

Total management fees paid for the year	$ 12,090,250

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P759_AR_0525 4546503

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2050 Fund
Class R6 Shares/TLLIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2050 Fund returned 12.30% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2050 Fund Composite Index, which returned 12.60%.

•  The Fund’s Composite Index consisted of: 58.5% Russell 3000® Index; 31.5% MSCI EAFE + Emerging Markets Index; and 10.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	12.30%	12.17%	9.34%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2050 Fund Composite Index	12.60%	12.31%	9.42%

S&P Target Date 2050 Index	11.41%	12.12%	8.75%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$7,598,502,604

Total number of portfolio holdings	5

Portfolio turnover (%)	10%

Total management fees paid for the year	$ 10,284,015

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M749_AR_0525 4546511

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2050 Fund
Premier Class Shares/TLLPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$27	0.25%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2050 Fund returned 12.13% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2050 Fund Composite Index, which returned 12.60%.

•  The Fund’s Composite Index consisted of: 58.5% Russell 3000® Index; 31.5% MSCI EAFE + Emerging Markets Index; and 10.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	12.13%	12.01%	9.18%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2050 Fund Composite Index	12.60%	12.31%	9.42%

S&P Target Date 2050 Index	11.41%	12.12%	8.75%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$7,598,502,604

Total number of portfolio holdings	5

Portfolio turnover (%)	10%

Total management fees paid for the year	$ 10,284,015

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M632_AR_0525 4546511

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2050 Fund
Retirement Class Shares/TLLRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.35%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2050 Fund returned 12.04% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2050 Fund Composite Index, which returned 12.60%.

•  The Fund’s Composite Index consisted of: 58.5% Russell 3000® Index; 31.5% MSCI EAFE + Emerging Markets Index; and 10.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	12.04%	11.89%	9.07%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2050 Fund Composite Index	12.60%	12.31%	9.42%

S&P Target Date 2050 Index	11.41%	12.12%	8.75%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$7,598,502,604

Total number of portfolio holdings	5

Portfolio turnover (%)	10%

Total management fees paid for the year	$ 10,284,015

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M871_AR_0525 4546511

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2050 Fund
Class I Shares/TLLHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$12	0.11%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2050 Fund returned 12.29% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2050 Fund Composite Index, which returned 12.60%.

•  The Fund’s Composite Index consisted of: 58.5% Russell 3000® Index; 31.5% MSCI EAFE + Emerging Markets Index; and 10.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	12.29%	12.08%	10.16%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifecycle Index 2050 Fund Composite Index	12.60%	12.31%	10.34%

S&P Target Date 2050 Index	11.41%	12.12%	9.58%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$7,598,502,604

Total number of portfolio holdings	5

Portfolio turnover (%)	10%

Total management fees paid for the year	$10,284,015

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P742_AR_0525 4546511

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2055 Fund
Retirement Class Shares/TTIRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.35%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2055 Fund returned 12.10% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2055 Fund Composite Index, which returned 12.70%.

•  The Fund’s Composite Index consisted of: 59.3% Russell 3000® Index; 32.0% MSCI EAFE + Emerging Markets Index; and 8.7% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	12.10%	12.07%	9.18%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2055 Fund Composite Index	12.70%	12.49%	9.54%

S&P Target Date 2055 Index	11.61%	12.27%	8.83%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$4,768,659,573

Total number of portfolio holdings	5

Portfolio turnover (%)	10%

Total management fees paid for the year	$ 6,304,188

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M152_AR_0525 4546520

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2055 Fund
Class R6 Shares/TTIIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2055 Fund returned 12.41% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2055 Fund Composite Index, which returned 12.70%.

•  The Fund’s Composite Index consisted of: 59.3% Russell 3000® Index; 32.0% MSCI EAFE + Emerging Markets Index; and 8.7% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	12.41%	12.35%	9.46%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2055 Fund Composite Index	12.70%	12.49%	9.54%

S&P Target Date 2055 Index	11.61%	12.27%	8.83%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$4,768,659,573

Total number of portfolio holdings	5

Portfolio turnover (%)	10%

Total management fees paid for the year	$ 6,304,188

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M178_AR_0525 4546520

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2055 Fund
Premier Class Shares/TTIPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$27	0.25%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2055 Fund returned 12.22% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2055 Fund Composite Index, which returned 12.70%.

•  The Fund’s Composite Index consisted of: 59.3% Russell 3000® Index; 32.0% MSCI EAFE + Emerging Markets Index; and 8.7% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	12.22%	12.19%	9.30%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2055 Fund Composite Index	12.70%	12.49%	9.54%

S&P Target Date 2055 Index	11.61%	12.27%	8.83%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$4,768,659,573

Total number of portfolio holdings	5

Portfolio turnover (%)	10%

Total management fees paid for the year	$ 6,304,188

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M160_AR_0525 4546520

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2055 Fund
Class I Shares/TTIHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$12	0.11%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2055 Fund returned 12.37% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2055 Fund Composite Index, which returned 12.70%.

•  The Fund’s Composite Index consisted of: 59.3% Russell 3000® Index; 32.0% MSCI EAFE + Emerging Markets Index; and 8.7% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	12.37%	12.26%	10.29%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifecycle Index 2055 Fund Composite Index	12.70%	12.49%	10.47%

S&P Target Date 2055 Index	11.61%	12.27%	9.68%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$4,768,659,573

Total number of portfolio holdings	5

Portfolio turnover (%)	10%

Total management fees paid for the year	$6,304,188

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P734_AR_0525 4546520

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2055 Fund
Retirement Class Shares/TTRLX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$52	0.50%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2055 Fund returned 9.25% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2055 Fund Composite Index, which returned 12.76%.

•  The Fund’s Composite Index consisted of: 59.3% Russell 3000® Index; 32.0% MSCI All Country World Index ex USA Investable Market Index; and 8.7% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	9.25%	11.49%	8.56%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle 2055 Fund Composite Index	12.76%	12.57%	9.57%

S&P Target Date 2055 Index	11.61%	12.27%	8.83%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$1,854,725,709

Total number of portfolio holdings	19

Portfolio turnover (%)	19%

Total management fees paid for the year	$7,594,169

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M194_AR_0525 4546405

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2055 Fund
Class R6 Shares/TTRIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$26	0.25%

* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2055 Fund returned 9.53% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2055 Fund Composite Index, which returned 12.76%.

•  The Fund’s Composite Index consisted of: 59.3% Russell 3000® Index; 32.0% MSCI All Country World Index ex USA Investable Market Index; and 8.7% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class R6 Shares at NAV	9.53%	11.76%	8.83%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle 2055 Fund Composite Index	12.76%	12.57%	9.57%
S&P Target Date 2055 Index	11.61%	12.27%	8.83%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$1,854,725,709
Total number of portfolio holdings	19
Portfolio turnover (%)	19%
Total management fees paid for the year	$7,594,169

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M210_AR_0525 4546405

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2055 Fund
Premier Class Shares/TTRPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Premier Class Shares	$42	0.40%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2055 Fund returned 9.41% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2055 Fund Composite Index, which returned 12.76%.

•  The Fund’s Composite Index consisted of: 59.3% Russell 3000® Index; 32.0% MSCI All Country World Index ex USA Investable Market Index; and 8.7% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Premier Class Shares at NAV	9.41%	11.60%	8.67%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle 2055 Fund Composite Index	12.76%	12.57%	9.57%
S&P Target Date 2055 Index	11.61%	12.27%	8.83%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$1,854,725,709
Total number of portfolio holdings	19
Portfolio turnover (%)	19%
Total management fees paid for the year	$7,594,169

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M186_AR_0525 4546405

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2055 Fund
Class I Shares/TTRHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class I Shares	$29	0.28%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2055 Fund returned 9.54% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2055 Fund Composite Index, which returned 12.76%.

•  The Fund’s Composite Index consisted of: 59.3% Russell 3000® Index; 32.0% MSCI All Country World Index ex USA Investable Market Index; and 8.7% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception
Class I Shares at NAV	9.54%	11.71%	9.67%
Russell 3000® Index	13.12%	15.34%	13.00%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%
Lifecycle 2055 Fund Composite Index	12.76%	12.57%	10.51%
S&P Target Date 2055 Index	11.61%	12.27%	9.68%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$1,854,725,709
Total number of portfolio holdings	19
Portfolio turnover (%)	19%
Total management fees paid for the year	$7,594,169

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P866_AR_0525 4546405

3

Annual Shareholder Report May 31, 2025

Nuveen Lifestyle Aggressive Growth Fund
Class R6 Shares/TSAIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$10	0.10%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Aggressive Growth Fund returned 9.76% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Aggressive Growth Fund Composite Index, which returned 13.43%.

•  The Fund’s Composite Index consisted of: 65.0% Russell 3000® Index; and 35.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Holding the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	9.76%	12.49%	9.16%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifestyle Aggressive Growth Fund Composite Index	13.43%	13.74%	10.13%

Morningstar Aggressive Target Risk Index	13.29%	12.22%	8.77%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$243,194,466

Total number of portfolio holdings	13

Portfolio turnover (%)	16%

Total management fees paid for the year	$250,898

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R748_AR_0525 4546591

3

Annual Shareholder Report May 31, 2025

Nuveen Lifestyle Aggressive Growth Fund
Premier Class Shares/TSAPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$26	0.25%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Aggressive Growth Fund returned 9.59% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Aggressive Growth Fund Composite Index, which returned 13.43%.

•  The Fund’s Composite Index consisted of: 65.0% Russell 3000® Index; and 35.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Holding the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	9.59%	12.32%	9.00%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifestyle Aggressive Growth Fund Composite Index	13.43%	13.74%	10.13%

Morningstar Aggressive Target Risk Index	13.29%	12.22%	8.77%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$243,194,466

Total number of portfolio holdings	13

Portfolio turnover (%)	16%

Total management fees paid for the year	$250,898

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R730_AR_0525 4546591

3

Annual Shareholder Report May 31, 2025

Nuveen Lifestyle Aggressive Growth Fund
Class A Shares/TSALX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$45	0.43%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Aggressive Growth Fund returned 9.37% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund significantly underperformed the Lifestyle Aggressive Growth Fund Composite Index, which returned 13.43%.

•  The Fund’s Composite Index consisted of: 65.0% Russell 3000® Index; and 35.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Holding the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	9.37%	12.17%	8.83%

Class A at maximum sales charge (Offering Price)	3.08%	10.85%	8.19%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifestyle Aggressive Growth Fund Composite Index	13.43%	13.74%	10.13%

Morningstar Aggressive Target Risk Index	13.29%	12.22%	8.77%
Class A Shares at Offering Price reflect a maximum up-front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$243,194,466

Total number of portfolio holdings	13

Portfolio turnover (%)	16%

Total management fees paid for the year	$250,898

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R755_AR_0525 4546591

3

Annual Shareholder Report May 31, 2025

Nuveen Lifestyle Aggressive Growth Fund
Retirement Class Shares/TSARX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.35%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Aggressive Growth Fund returned 9.49% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Aggressive Growth Fund Composite Index, which returned 13.43%.

•  The Fund’s Composite Index consisted of: 65.0% Russell 3000® Index; and 35.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Holding the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	9.49%	12.22%	8.89%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifestyle Aggressive Growth Fund Composite Index	13.43%	13.74%	10.13%

Morningstar Aggressive Target Risk Index	13.29%	12.22%	8.77%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$243,194,466

Total number of portfolio holdings	13

Portfolio turnover (%)	16%

Total management fees paid for the year	$250,898

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R722_AR_0525 4546591

3

Annual Shareholder Report May 31, 2025

Nuveen Lifestyle Aggressive Growth Fund
Class I Shares/TSAHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$21	0.20%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Aggressive Growth Fund returned 9.59% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Aggressive Growth Fund Composite Index, which returned 13.43%.

•  The Fund’s Composite Index consisted of: 65.0% Russell 3000® Index; and 35.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Holding the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	9.59%	12.39%	9.99%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifestyle Aggressive Growth Fund Composite Index	13.43%	13.74%	11.15%

Morningstar Aggressive Target Risk Index	13.29%	12.22%	9.86%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$243,194,466

Total number of portfolio holdings	13

Portfolio turnover (%)	16%

Total management fees paid for the year	$250,898

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R227_AR_0525 4546591

3

Annual Shareholder Report May 31, 2025

Nuveen Lifestyle Conservative Fund
Class R6 Shares/TCSIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$10	0.10%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Conservative Fund returned 7.50% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Conservative Fund Composite Index, which returned 8.78%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 20.0% Bloomberg U.S. 1‑3 Year Government/Credit Bond Index; and 14.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   An allocation to the Nuveen Short Term Bond Fund.

»   A position in the Nuveen Core Plus Bond Fund.

»   Holding the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	7.50%	5.70%	5.11%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifestyle Conservative Fund Composite Index	8.78%	5.46%	5.19%

Morningstar Moderately Conservative Target Risk Index	9.01%	4.95%	4.98%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$308,475,297

Total number of portfolio holdings	16

Portfolio turnover (%)	13%

Total management fees paid for the year	$311,490

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R870_AR_0525 4546563

3

Annual Shareholder Report May 31, 2025

Nuveen Lifestyle Conservative Fund
Premier Class Shares/TLSPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$26	0.25%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Conservative Fund returned 7.39% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Conservative Fund Composite Index, which returned 8.78%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 20.0% Bloomberg U.S. 1‑3 Year Government/Credit Bond Index; and 14.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   An allocation to the Nuveen Short Term Bond Fund.

»   A position in the Nuveen Core Plus Bond Fund.

»   Holding the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	7.39%	5.53%	4.95%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifestyle Conservative Fund Composite Index	8.78%	5.46%	5.19%

Morningstar Moderately Conservative Target Risk Index	9.01%	4.95%	4.98%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$308,475,297

Total number of portfolio holdings	16

Portfolio turnover (%)	13%

Total management fees paid for the year	$311,490

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R862_AR_0525 4546563

3

Annual Shareholder Report May 31, 2025

Nuveen Lifestyle Conservative Fund
Class A Shares/TSCLX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$41	0.40%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Conservative Fund returned 7.20% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Conservative Fund Composite Index, which returned 8.78%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 20.0% Bloomberg U.S. 1‑3 Year Government/Credit Bond Index; and 14.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   An allocation to the Nuveen Short Term Bond Fund.

»   A position in the Nuveen Core Plus Bond Fund.

»   Holding the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	7.20%	5.40%	4.82%

Class A at maximum sales charge (Offering Price)	1.03%	4.16%	4.20%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifestyle Conservative Fund Composite Index	8.78%	5.46%	5.19%

Morningstar Moderately Conservative Target Risk Index	9.01%	4.95%	4.98%
Class A Shares at Offering Price reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$308,475,297

Total number of portfolio holdings	16

Portfolio turnover (%)	13%

Total management fees paid for the year	$311,490

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R888_AR_0525 4546563

3

Annual Shareholder Report May 31, 2025

Nuveen Lifestyle Conservative Fund
Retirement Class Shares/TSCTX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$36	0.35%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Conservative Fund returned 7.24% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Conservative Fund Composite Index, which returned 8.78%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 20.0% Bloomberg U.S. 1‑3 Year Government/Credit Bond Index; and 14.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   An allocation to the Nuveen Short Term Bond Fund.

»   A position in the Nuveen Core Plus Bond Fund.

»   Holding the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	7.24%	5.44%	4.86%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifestyle Conservative Fund Composite Index	8.78%	5.46%	5.19%

Morningstar Moderately Conservative Target Risk Index	9.01%	4.95%	4.98%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$308,475,297

Total number of portfolio holdings	16

Portfolio turnover (%)	13%

Total management fees paid for the year	$311,490

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R854_AR_0525 4546563

3

Annual Shareholder Report May 31, 2025

Nuveen Lifestyle Conservative Fund
Class I Shares/TLSHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$19	0.18%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Conservative Fund returned 7.43% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Conservative Fund Composite Index, which returned 8.78%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 20.0% Bloomberg U.S. 1‑3 Year Government/Credit Bond Index; and 14.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   An allocation to the Nuveen Short Term Bond Fund.

»   A position in the Nuveen Core Plus Bond Fund.

»   Holding the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	7.43%	5.59%	5.48%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifestyle Conservative Fund Composite Index	8.78%	5.46%	5.65%

Morningstar Moderately Conservative Target Risk Index	9.01%	4.95%	5.46%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$308,475,297

Total number of portfolio holdings	16

Portfolio turnover (%)	13%

Total management fees paid for the year	$311,490

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R250_AR_0525 4546563

3

Annual Shareholder Report May 31, 2025

Nuveen Lifestyle Growth Fund
Premier Class Shares/TSGPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$26	0.25%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Growth Fund returned 8.77% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Growth Fund Composite Index, which returned 11.87%.

•  The Fund’s Composite Index consisted of: 52.0% Russell 3000® Index; 28.0% MSCI All Country World Index ex USA Investable Market Index; and 20.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Holding the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

»   A position in the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	8.77%	9.97%	7.69%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifestyle Growth Fund Composite Index	11.87%	10.80%	8.52%

Morningstar Moderately Aggressive Target Risk Index	11.96%	10.07%	7.72%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$304,177,350

Total number of portfolio holdings	14

Portfolio turnover (%)	15%

Total management fees paid for the year	$309,006

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R771_AR_0525 4546581

3

Annual Shareholder Report May 31, 2025

Nuveen Lifestyle Growth Fund
Class A Shares/TSGLX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$43	0.41%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Growth Fund returned 8.63% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Growth Fund Composite Index, which returned 11.87%.

•  The Fund’s Composite Index consisted of: 52.0% Russell 3000® Index; 28.0% MSCI All Country World Index ex USA Investable Market Index; and 20.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Holding the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

»   A position in the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	8.63%	9.80%	7.54%

Class A at maximum sales charge (Offering Price)	2.39%	8.51%	6.91%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifestyle Growth Fund Composite Index	11.87%	10.80%	8.52%

Morningstar Moderately Aggressive Target Risk Index	11.96%	10.07%	7.72%
Class A Shares at Offering Price reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$304,177,350

Total number of portfolio holdings	14

Portfolio turnover (%)	15%

Total management fees paid for the year	$309,006

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R797_AR_0525 4546581

3

Annual Shareholder Report May 31, 2025

Nuveen Lifestyle Growth Fund
Retirement Class Shares/TSGRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.35%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Growth Fund returned 8.71% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Growth Fund Composite Index, which returned 11.87%.

•  The Fund’s Composite Index consisted of: 52.0% Russell 3000® Index; 28.0% MSCI All Country World Index ex USA Investable Market Index; and 20.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Holding the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

»   A position in the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	8.71%	9.84%	7.57%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifestyle Growth Fund Composite Index	11.87%	10.80%	8.52%

Morningstar Moderately Aggressive Target Risk Index	11.96%	10.07%	7.72%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$304,177,350

Total number of portfolio holdings	14

Portfolio turnover (%)	15%

Total management fees paid for the year	$309,006

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R763_AR_0525 4546581

3

Annual Shareholder Report May 31, 2025

Nuveen Lifestyle Growth Fund
Class R6 Shares/TSGGX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$10	0.10%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Growth Fund returned 8.98% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Growth Fund Composite Index, which returned 11.87%.

•  The Fund’s Composite Index consisted of: 52.0% Russell 3000® Index; 28.0% MSCI All Country World Index ex USA Investable Market Index; and 20.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Holding the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

»   A position in the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	8.98%	10.12%	7.85%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifestyle Growth Fund Composite Index	11.87%	10.80%	8.52%

Morningstar Moderately Aggressive Target Risk Index	11.96%	10.07%	7.72%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$304,177,350

Total number of portfolio holdings	14

Portfolio turnover (%)	15%

Total management fees paid for the year	$309,006

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R789_AR_0525 4546581

3

Annual Shareholder Report May 31, 2025

Nuveen Lifestyle Growth Fund
Class I Shares/TSGHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$18	0.17%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Growth Fund returned 8.94% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Growth Fund Composite Index, which returned 11.87%.

•  The Fund’s Composite Index consisted of: 52.0% Russell 3000® Index; 28.0% MSCI All Country World Index ex USA Investable Market Index; and 20.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Holding the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

»   A position in the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	8.94%	10.03%	8.53%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifestyle Growth Fund Composite Index	11.87%	10.80%	9.35%

Morningstar Moderately Aggressive Target Risk Index	11.96%	10.07%	8.66%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$304,177,350

Total number of portfolio holdings	14

Portfolio turnover (%)	15%

Total management fees paid for the year	$309,006

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R235_AR_0525 4546581

3

Annual Shareholder Report May 31, 2025

Nuveen Lifestyle Income Fund
Class R6 Shares/TSITX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$10	0.10%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Income Fund returned 6.84% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Income Fund Composite Index, which returned 7.26%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 13.0% Russell 3000® Index; and 7.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   An allocation to the Nuveen Short Term Bond Fund.

»   Positions in the Nuveen Core Plus Bond Fund and the Nuveen Core Bond Fund.

»   Holding the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	6.84%	3.63%	3.67%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifestyle Income Fund Composite Index	7.26%	3.02%	3.47%

Morningstar Conservative Target Risk Index	7.35%	2.11%	3.16%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$75,506,081

Total number of portfolio holdings	16

Portfolio turnover (%)	16%

Total management fees paid for the year	$75,659

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R607_AR_0525 4546548

3

Annual Shareholder Report May 31, 2025

Nuveen Lifestyle Income Fund
Premier Class Shares/TSIPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$26	0.25%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Income Fund returned 6.72% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Income Fund Composite Index, which returned 7.26%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 13.0% Russell 3000® Index; and 7.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   An allocation to the Nuveen Short Term Bond Fund.

»   Positions in the Nuveen Core Plus Bond Fund and the Nuveen Core Bond Fund.

»   Holding the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	6.72%	3.49%	3.52%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifestyle Income Fund Composite Index	7.26%	3.02%	3.47%

Morningstar Conservative Target Risk Index	7.35%	2.11%	3.16%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$75,506,081

Total number of portfolio holdings	16

Portfolio turnover (%)	16%

Total management fees paid for the year	$75,659

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R706_AR_0525 4546548

3

Annual Shareholder Report May 31, 2025

Nuveen Lifestyle Income Fund
Class A Shares/TSILX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$41	0.40%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Income Fund returned 6.52% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Income Fund Composite Index, which returned 7.26%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 13.0% Russell 3000® Index; and 7.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   An allocation to the Nuveen Short Term Bond Fund.

»   Positions in the Nuveen Core Plus Bond Fund and the Nuveen Core Bond Fund.

»   Holding the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	6.52%	3.35%	3.38%

Class A at maximum sales charge (Offering Price)	0.38%	2.14%	2.77%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifestyle Income Fund Composite Index	7.26%	3.02%	3.47%

Morningstar Conservative Target Risk Index	7.35%	2.11%	3.16%
Class A Shares at Offering Price reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$75,506,081

Total number of portfolio holdings	16

Portfolio turnover (%)	16%

Total management fees paid for the year	$75,659

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R508_AR_0525 4546548

3

Annual Shareholder Report May 31, 2025

Nuveen Lifestyle Income Fund
Retirement Class Shares/TLSRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$36	0.35%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Income Fund returned 6.56% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Income Fund Composite Index, which returned 7.26%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 13.0% Russell 3000® Index; and 7.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   An allocation to the Nuveen Short Term Bond Fund.

»   Positions in the Nuveen Core Plus Bond Fund and the Nuveen Core Bond Fund.

»   Holding the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	6.56%	3.37%	3.41%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifestyle Income Fund Composite Index	7.26%	3.02%	3.47%

Morningstar Conservative Target Risk Index	7.35%	2.11%	3.16%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$75,506,081

Total number of portfolio holdings	16

Portfolio turnover (%)	16%

Total management fees paid for the year	$75,659

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R805_AR_0525 4546548

3

Annual Shareholder Report May 31, 2025

Nuveen Lifestyle Income Fund
Class I Shares/TSIHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$21	0.20%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Income Fund returned 6.67% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Income Fund Composite Index, which returned 7.26%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 13.0% Russell 3000® Index; and 7.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   An allocation to the Nuveen Short Term Bond Fund.

»   Positions in the Nuveen Core Plus Bond Fund and the Nuveen Core Bond Fund.

»   Holding the Nuveen Quant International Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	6.67%	3.56%	3.91%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifestyle Income Fund Composite Index	7.26%	3.02%	3.74%

Morningstar Conservative Target Risk Index	7.35%	2.11%	3.47%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$75,506,081

Total number of portfolio holdings	16

Portfolio turnover (%)	16%

Total management fees paid for the year	$75,659

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R268_AR_0525 4546548

3

Annual Shareholder Report May 31, 2025

Nuveen Lifestyle Moderate Fund
Class R6 Shares/TSIMX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$10	0.10%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Moderate Fund returned 8.21% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Moderate Fund Composite Index, which returned 10.29%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   A position in the Nuveen Core Plus Bond Fund.

»   Holding the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	8.21%	7.73%	6.51%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifestyle Moderate Fund Composite Index	10.29%	7.85%	6.85%

Morningstar Moderate Target Risk Index	10.52%	7.42%	6.34%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$557,266,562

Total number of portfolio holdings	14

Portfolio turnover (%)	14%

Total management fees paid for the year	$568,729

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R839_AR_0525 4546572

3

Annual Shareholder Report May 31, 2025

Nuveen Lifestyle Moderate Fund
Premier Class Shares/TSMPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$26	0.25%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Moderate Fund returned 8.07% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Moderate Fund Composite Index, which returned 10.29%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   A position in the Nuveen Core Plus Bond Fund.

»   Holding the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	8.07%	7.57%	6.34%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifestyle Moderate Fund Composite Index	10.29%	7.85%	6.85%

Morningstar Moderate Target Risk Index	10.52%	7.42%	6.34%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$557,266,562

Total number of portfolio holdings	14

Portfolio turnover (%)	14%

Total management fees paid for the year	$568,729

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R821_AR_0525 4546572

3

Annual Shareholder Report May 31, 2025

Nuveen Lifestyle Moderate Fund
Class A Shares/TSMLX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$43	0.41%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Moderate Fund returned 7.90% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Moderate Fund Composite Index, which returned 10.29%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   A position in the Nuveen Core Plus Bond Fund.

»   Holding the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	7.90%	7.42%	6.21%

Class A at maximum sales charge (Offering Price)	1.70%	6.15%	5.58%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifestyle Moderate Fund Composite Index	10.29%	7.85%	6.85%

Morningstar Moderate Target Risk Index	10.52%	7.42%	6.34%
Class A Shares at Offering Price reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$557,266,562

Total number of portfolio holdings	14

Portfolio turnover (%)	14%

Total management fees paid for the year	$568,729

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R847_AR_0525 4546572

3

Annual Shareholder Report May 31, 2025

Nuveen Lifestyle Moderate Fund
Retirement Class Shares/TSMTX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$36	0.35%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Moderate Fund returned 7.95% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Moderate Fund Composite Index, which returned 10.29%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   A position in the Nuveen Core Plus Bond Fund.

»   Holding the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Retirement Class Shares at NAV	7.95%	7.46%	6.23%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifestyle Moderate Fund Composite Index	10.29%	7.85%	6.85%
Morningstar Moderate Target Risk Index	10.52%	7.42%	6.34%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$557,266,562
Total number of portfolio holdings	14
Portfolio turnover (%)	14%
Total management fees paid for the year	$568,729

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R813_AR_0525 4546572

3

Annual Shareholder Report May 31, 2025

Nuveen Lifestyle Moderate Fund
Class I Shares/TSMHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$19	0.18%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Moderate Fund returned 8.13% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifestyle Moderate Fund Composite Index, which returned 10.29%.

•  The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   A position in the Nuveen Core Plus Bond Fund.

»   Holding the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Core Equity Fund and the Nuveen Dividend Value Fund.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	8.13%	7.63%	7.04%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifestyle Moderate Fund Composite Index	10.29%	7.85%	7.49%

Morningstar Moderate Target Risk Index	10.52%	7.42%	7.04%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$557,266,562

Total number of portfolio holdings	14

Portfolio turnover (%)	14%

Total management fees paid for the year	$568,729

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R243_AR_0525 4546572

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2060 Fund
Class R6 Shares/TLXNX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$26	0.25%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2060 Fund returned 9.59% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2060 Fund Composite Index, which returned 12.86%.

•  The Fund’s Composite Index consisted of: 60.1% Russell 3000® Index; 32.4% MSCI All Country World Index ex USA Investable Market Index; and 7.5% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	9.59%	11.92%	8.93%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle 2060 Fund Composite Index	12.86%	12.76%	9.69%

S&P Target Date 2060 Index	11.58%	12.25%	8.88%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$851,122,197

Total number of portfolio holdings	19

Portfolio turnover (%)	17%

Total management fees paid for the year	$3,347,998

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R573_AR_0525 4546413

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2060 Fund
Premier Class Shares/TLXPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Premier Class Shares	$42	0.40%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2060 Fund returned 9.40% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2060 Fund Composite Index, which returned 12.86%.

•  The Fund’s Composite Index consisted of: 60.1% Russell 3000® Index; 32.4% MSCI All Country World Index ex USA Investable Market Index; and 7.5% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Premier Class Shares at NAV	9.40%	11.73%	8.77%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle 2060 Fund Composite Index	12.86%	12.76%	9.69%
S&P Target Date 2060 Index	11.58%	12.25%	8.88%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$851,122,197
Total number of portfolio holdings	19
Portfolio turnover (%)	17%
Total management fees paid for the year	$3,347,998

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R524_AR_0525 4546413

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2060 Fund
Retirement Class Shares/TLXRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Retirement Class Shares	$52	0.50%

* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2060 Fund returned 9.31% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2060 Fund Composite Index, which returned 12.86%.

•  The Fund’s Composite Index consisted of: 60.1% Russell 3000® Index; 32.4% MSCI All Country World Index ex USA Investable Market Index; and 7.5% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Retirement Class Shares at NAV	9.31%	11.63%	8.66%
Russell 3000® Index	13.12%	15.34%	12.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%
Lifecycle 2060 Fund Composite Index	12.86%	12.76%	9.69%
S&P Target Date 2060 Index	11.58%	12.25%	8.88%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$851,122,197
Total number of portfolio holdings	19
Portfolio turnover (%)	17%
Total management fees paid for the year	$3,347,998

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R532_AR_0525 4546413

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2060 Fund
Class I Shares/TLXHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class I Shares	$31	0.30%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2060 Fund returned 9.54% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2060 Fund Composite Index, which returned 12.86%.

•  The Fund’s Composite Index consisted of: 60.1% Russell 3000® Index; 32.4% MSCI All Country World Index ex USA Investable Market Index; and 7.5% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception
Class I Shares at NAV	9.54%	11.83%	9.75%
Russell 3000® Index	13.12%	15.34%	13.00%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%
Lifecycle 2060 Fund Composite Index	12.86%	12.76%	10.64%
S&P Target Date 2060 Index	11.58%	12.25%	9.74%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$851,122,197
Total number of portfolio holdings	19
Portfolio turnover (%)	17%
Total management fees paid for the year	$3,347,998

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P858_AR_0525 4546413

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2060 Fund
Retirement Class Shares/TVITX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.35%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2060 Fund returned 12.18% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2060 Fund Composite Index, which returned 12.79%.

•  The Fund’s Composite Index consisted of: 60.1% Russell 3000® Index; 32.4% MSCI EAFE + Emerging Markets Index; and 7.5% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	12.18%	12.24%	9.31%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2060 Fund Composite Index	12.79%	12.67%	9.66%

S&P Target Date 2060 Index	11.58%	12.25%	8.88%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$2,790,148,930

Total number of portfolio holdings	5

Portfolio turnover (%)	10%

Total management fees paid for the year	$ 3,584,265

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R557_AR_0525 4546525

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2060 Fund
Class R6 Shares/TVIIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2060 Fund returned 12.48% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2060 Fund Composite Index, which returned 12.79%.

•  The Fund’s Composite Index consisted of: 60.1% Russell 3000® Index; 32.4% MSCI EAFE + Emerging Markets Index; and 7.5% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	12.48%	12.52%	9.58%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2060 Fund Composite Index	12.79%	12.67%	9.66%

S&P Target Date 2060 Index	11.58%	12.25%	8.88%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$2,790,148,930

Total number of portfolio holdings	5

Portfolio turnover (%)	10%

Total management fees paid for the year	$ 3,584,265

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R565_AR_0525 4546525

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2060 Fund
Premier Class Shares/TVIPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$27	0.25%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2060 Fund returned 12.32% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2060 Fund Composite Index, which returned 12.79%.

•  The Fund’s Composite Index consisted of: 60.1% Russell 3000® Index; 32.4% MSCI EAFE + Emerging Markets Index; and 7.5% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	12.32%	12.36%	9.41%

Russell 3000® Index	13.12%	15.34%	12.21%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

Lifecycle Index 2060 Fund Composite Index	12.79%	12.67%	9.66%

S&P Target Date 2060 Index	11.58%	12.25%	8.88%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$2,790,148,930

Total number of portfolio holdings	5

Portfolio turnover (%)	10%

Total management fees paid for the year	$ 3,584,265

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R540_AR_0525 4546525

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2060 Fund
Class I Shares/TVIHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$12	0.11%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2060 Fund returned 12.44% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2060 Fund Composite Index, which returned 12.79%.

•  The Fund’s Composite Index consisted of: 60.1% Russell 3000® Index; 32.4% MSCI EAFE + Emerging Markets Index; and 7.5% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	12.44%	12.42%	10.41%

Russell 3000® Index	13.12%	15.34%	13.00%

Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.60%

Lifecycle Index 2060 Fund Composite Index	12.79%	12.67%	10.60%

S&P Target Date 2060 Index	11.58%	12.25%	9.74%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$2,790,148,930

Total number of portfolio holdings	5

Portfolio turnover (%)	10%

Total management fees paid for the year	$3,584,265

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P726_AR_0525 4546525

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2065 Fund
Premier Class Shares/TSFPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Premier Class Shares	$41	0.39%

* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2065 Fund returned 9.41% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2065 Fund Composite Index, which returned 12.96%.

•  The Fund’s Composite Index consisted of: 61.0% Russell 3000® Index; 32.8% MSCI All Country World Index ex USA Investable Market Index; and 6.2% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 30, 2020 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	Since Inception
Premier Class Shares at NAV	9.41%	10.22%
Russell 3000® Index	13.12%	13.79%
Bloomberg U.S. Aggregate Bond Index	5.46%	(1.23)%
Lifecycle 2065 Fund Composite Index	12.96%	11.38%
S&P Target Date 2065+ Index	11.78%	11.18%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$139,898,313
Total number of portfolio holdings	19
Portfolio turnover (%)	29%
Total management fees paid for the year	$478,665

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N750_AR_0525 4546418

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2065 Fund
Class I Shares/TSFHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class I Shares	$27	0.26%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2065 Fund returned 9.63% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2065 Fund Composite Index, which returned 12.96%.

•  The Fund’s Composite Index consisted of: 61.0% Russell 3000® Index; 32.8% MSCI All Country World Index ex USA Investable Market Index; and 6.2% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 30, 2020 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	Since Inception
Class I Shares at NAV	9.63%	10.30%
Russell 3000® Index	13.12%	13.79%
Bloomberg U.S. Aggregate Bond Index	5.46%	(1.23)%
Lifecycle 2065 Fund Composite Index	12.96%	11.38%
S&P Target Date 2065+ Index	11.78%	11.18%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$139,898,313
Total number of portfolio holdings	19
Portfolio turnover (%)	29%
Total management fees paid for the year	$478,665

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N776_AR_0525 4546418

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2065 Fund
Class R6 Shares/TSFTX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$25	0.24%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2065 Fund returned 9.56% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2065 Fund Composite Index, which returned 12.96%.

•  The Fund’s Composite Index consisted of: 61.0% Russell 3000® Index; 32.8% MSCI All Country World Index ex USA Investable Market Index; and 6.2% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 30, 2020 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	Since Inception
Class R6 Shares at NAV	9.56%	10.45%
Russell 3000® Index	13.12%	13.79%
Bloomberg U.S. Aggregate Bond Index	5.46%	(1.23)%
Lifecycle 2065 Fund Composite Index	12.96%	11.38%
S&P Target Date 2065+ Index	11.78%	11.18%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$139,898,313
Total number of portfolio holdings	19
Portfolio turnover (%)	29%
Total management fees paid for the year	$478,665

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N768_AR_0525 4546418

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle 2065 Fund
Retirement Class Shares/TSFRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$51	0.49%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2065 Fund returned 9.35% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle 2065 Fund Composite Index, which returned 12.96%.

•  The Fund’s Composite Index consisted of: 61.0% Russell 3000® Index; 32.8% MSCI All Country World Index ex USA Investable Market Index; and 6.2% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   A position in the Nuveen Quant International Small Cap Equity Fund.

»   Allocations to the Nuveen Quant Small/Mid Cap Equity Fund and the Nuveen Quant Small Cap Equity Fund.

•  Top detractors from relative performance

»   Holding the Nuveen International Opportunities Fund and the Nuveen International Equity Fund.

»   Allocations to the Nuveen Dividend Value Fund and the Nuveen Core Equity Fund.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 30, 2020 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	Since Inception

Retirement Class Shares at NAV	9.35%	10.23%

Russell 3000® Index	13.12%	13.79%

Bloomberg U.S. Aggregate Bond Index	5.46%	(1.23)%

Lifecycle 2065 Fund Composite Index	12.96%	11.38%

S&P Target Date 2065+ Index	11.78%	11.18%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$139,898,313

Total number of portfolio holdings	19

Portfolio turnover (%)	29%

Total management fees paid for the year	$478,665

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N743_AR_0525 4546418

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2065 Fund
Premier Class Shares/TFIPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$27	0.25%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2065 Fund returned 12.35% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2065 Fund Composite Index, which returned 12.89%.

•  The Fund’s Composite Index consisted of: 61.0% Russell 3000® Index; 32.8% MSCI EAFE + Emerging Markets Index; and 6.2% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 30, 2020 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	Since Inception

Premier Class Shares at NAV	12.35%	11.07%

Russell 3000® Index	13.12%	13.79%

Bloomberg U.S. Aggregate Bond Index	5.46%	(1.23)%

Lifecycle Index 2065 Fund Composite Index	12.89%	11.32%

S&P Target Date 2065+ Index	11.78%	11.18%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$613,248,507

Total number of portfolio holdings	5

Portfolio turnover (%)	10%

Total management fees paid for the year	$680,037

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N719_AR_0525 4546536

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2065 Fund
Retirement Class Shares/TFIRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.35%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2065 Fund returned 12.25% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2065 Fund Composite Index, which returned 12.89%.

•  The Fund’s Composite Index consisted of: 61.0% Russell 3000® Index; 32.8% MSCI EAFE + Emerging Markets Index; and 6.2% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 30, 2020 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	Since Inception

Retirement Class Shares at NAV	12.25%	10.89%

Russell 3000® Index	13.12%	13.79%

Bloomberg U.S. Aggregate Bond Index	5.46%	(1.23)%

Lifecycle Index 2065 Fund Composite Index	12.89%	11.32%

S&P Target Date 2065+ Index	11.78%	11.18%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$613,248,507

Total number of portfolio holdings	5

Portfolio turnover (%)	10%

Total management fees paid for the year	$680,037

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N693_AR_0525 4546536

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2065 Fund
Class I Shares/TFIHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$12	0.11%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2065 Fund returned 12.54% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2065 Fund Composite Index, which returned 12.89%.

•  The Fund’s Composite Index consisted of: 61.0% Russell 3000® Index; 32.8% MSCI EAFE + Emerging Markets Index; and 6.2% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 30, 2020 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	Since Inception

Class I Shares at NAV	12.54%	11.17%

Russell 3000® Index	13.12%	13.79%

Bloomberg U.S. Aggregate Bond Index	5.46%	(1.23)%

Lifecycle Index 2065 Fund Composite Index	12.89%	11.32%

S&P Target Date 2065+ Index	11.78%	11.18%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$613,248,507

Total number of portfolio holdings	5

Portfolio turnover (%)	10%

Total management fees paid for the year	$680,037

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N735_AR_0525 4546536

3

Annual Shareholder Report May 31, 2025

Nuveen Lifecycle Index 2065 Fund
Class R6 Shares/TFITX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%
* The Fund’s ratios include the expenses and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2065 Fund returned 12.54% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the Lifecycle Index 2065 Fund Composite Index, which returned 12.89%.

•  The Fund’s Composite Index consisted of: 61.0% Russell 3000® Index; 32.8% MSCI EAFE + Emerging Markets Index; and 6.2% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 30, 2020 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	Since Inception

Class R6 Shares at NAV	12.54%	11.22%

Russell 3000® Index	13.12%	13.79%

Bloomberg U.S. Aggregate Bond Index	5.46%	(1.23)%

Lifecycle Index 2065 Fund Composite Index	12.89%	11.32%

S&P Target Date 2065+ Index	11.78%	11.18%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$613,248,507

Total number of portfolio holdings	5

Portfolio turnover (%)	10%

Total management fees paid for the year	$680,037

What did the Fund invest in? (as of May 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N727_AR_0525 4546536

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

TIAA-CREF Funds

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the independent registered public accounting firm, billed to the Registrant during the Registrant’s last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PwC provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BILLED TO THE REGISTRANT

Fiscal Year Ended	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]
May 31, 2025	$482,125	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

May 31, 2024	$478,208	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Teachers Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
May 31, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

May 31, 2024	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
May 31, 2025	$0	$0	$10,974,000	$10,974,000
May 31, 2024	$0	$0	$756,059	$756,059

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of Nuveen Lifecycle Retirement Income Fund, Nuveen Lifecycle 2010 Fund, Nuveen Lifecycle 2015 Fund, Nuveen Lifecycle 2020 Fund, Nuveen Lifecycle 2025 Fund, Nuveen Lifecycle 2030 Fund, Nuveen Lifecycle 2035 Fund, Nuveen Lifecycle 2040 Fund, Nuveen Lifecycle 2045 Fund, Nuveen Lifecycle 2050 Fund, Nuveen Lifecycle 2055 Fund, Nuveen Lifecycle 2060 Fund and Nuveen Lifecycle 2065 Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Lifecycle Retirement Income Fund, Nuveen Lifecycle 2010 Fund, Nuveen Lifecycle 2015 Fund, Nuveen Lifecycle 2020 Fund, Nuveen Lifecycle 2025 Fund, Nuveen Lifecycle 2030 Fund, Nuveen Lifecycle 2035 Fund, Nuveen Lifecycle 2040 Fund, Nuveen Lifecycle 2045 Fund, Nuveen Lifecycle 2050 Fund, Nuveen Lifecycle 2055 Fund, Nuveen Lifecycle 2060 Fund and Nuveen Lifecycle 2065 Fund (thirteen of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) as of May 31, 2025, the related statements of operations for the year ended May 31, 2025, the statements of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

July 28, 2025

We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

4

Portfolio of Investments May 31, 2025

Lifecycle Retirement Income

SHARES		DESCRIPTION			VALUE

		AFFILIATED INVESTMENT COMPANIES—100.1%(a)

		DIRECT REAL ESTATE—4.5%
1,843,074	(b)	Nuveen Real Property Fund LP (purchased 8/01/16-4/09/25; cost $18,968,182)			$17,656,650

		TOTAL DIRECT REAL ESTATE			17,656,650

		FIXED INCOME—39.5%
9,003,159		Nuveen Core Bond Fund, Class W			81,568,623
5,546,232		Nuveen Core Plus Bond Fund, Class W			50,470,709
846,912		Nuveen Emerging Markets Debt Fund, Class W			7,342,730
886,240		Nuveen High Yield Fund, Class W			7,728,011
921,283		Nuveen International Bond Fund, Class W			8,098,076

		TOTAL FIXED INCOME			155,208,149

		INFLATION-PROTECTED ASSETS—9.9%
3,600,440		Nuveen Inflation Linked Bond Fund, Class W			38,920,758

		TOTAL INFLATION-PROTECTED ASSETS			38,920,758

		INTERNATIONAL EQUITY—12.6%
1,011,200		Nuveen Emerging Markets Equity Fund, Class W			8,494,082
1,397,556		Nuveen International Equity Fund, Class W			21,312,722
796,496		Nuveen International Opportunities Fund, Class W			12,751,896
567,133		Nuveen Quant International Small Cap Equity Fund, Class W			6,992,755

		TOTAL INTERNATIONAL EQUITY			49,551,455

		SHORT-TERM FIXED INCOME—9.9%
3,831,896		Nuveen Short Term Bond Fund, Class W			38,855,426

		TOTAL SHORT-TERM FIXED INCOME			38,855,426

		U.S. EQUITY—23.7%
942,594		Nuveen Core Equity Fund, Class W			13,837,273
220,691		Nuveen Dividend Growth Fund, Class R6			13,863,836
941,498		Nuveen Dividend Value Fund, Class R6			13,604,648
476,465		Nuveen Growth Opportunities ETF			16,052,106
563,647		Nuveen Large Cap Growth Fund, Class W			16,030,119
597,174		Nuveen Large Cap Value Fund, Class W			13,603,613
151,819		Nuveen Quant Small Cap Equity Fund, Class W			2,659,871
228,794		Nuveen Quant Small/Mid Cap Equity Fund, Class W			3,303,780

		TOTAL U.S. EQUITY			92,955,246

		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $355,502,406)			393,147,684

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS—0.0%
		REPURCHASE AGREEMENT—0.0%
$170,000	(c)	Fixed Income Clearing Corporation	4.260%	06/02/25	170,000

		TOTAL REPURCHASE AGREEMENT			170,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $170,000)			170,000

		TOTAL INVESTMENTS—100.1% (Cost $355,672,406)			393,317,684

		OTHER ASSETS & LIABILITIES, NET—(0.1)%			(529,251)

		NET ASSETS—100.0%			$392,788,433

ETF	Exchange Traded Fund

(a)	Affiliated fund.
(b)	Restricted security.
(c)

Agreement with Fixed Income Clearing Corporation, 4.260% dated 5/30/25 to be repurchased at $170,060 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 0.625% and maturity date 7/15/32, valued at $173,406.

See Notes to Financial Statements	5

Portfolio of Investments May 31, 2025

Lifecycle 2010

SHARES		DESCRIPTION			VALUE

		AFFILIATED INVESTMENT COMPANIES—100.0%(a)

		DIRECT REAL ESTATE—2.3%
1,668,032	(b)	Nuveen Real Property Fund LP (purchased 7/01/16-4/09/25; cost $16,877,004)			$15,979,751

		TOTAL DIRECT REAL ESTATE			15,979,751

		FIXED INCOME—39.6%
15,796,410		Nuveen Core Bond Fund, Class W			143,115,477
9,743,159		Nuveen Core Plus Bond Fund, Class W			88,662,743
1,484,241		Nuveen Emerging Markets Debt Fund, Class W			12,868,369
1,555,082		Nuveen High Yield Fund, Class W			13,560,311
1,616,775		Nuveen International Bond Fund, Class W			14,211,452

		TOTAL FIXED INCOME			272,418,352

		INFLATION-PROTECTED ASSETS—9.9%
6,319,073		Nuveen Inflation Linked Bond Fund, Class W			68,309,177

		TOTAL INFLATION-PROTECTED ASSETS			68,309,177

		INTERNATIONAL EQUITY—11.7%
1,635,960		Nuveen Emerging Markets Equity Fund, Class W			13,742,062
2,264,279		Nuveen International Equity Fund, Class W			34,530,248
1,290,542		Nuveen International Opportunities Fund, Class W			20,661,585
917,456		Nuveen Quant International Small Cap Equity Fund, Class W			11,312,232

		TOTAL INTERNATIONAL EQUITY			80,246,127

		SHORT-TERM FIXED INCOME—14.7%
9,998,275		Nuveen Short Term Bond Fund, Class W			101,382,509

		TOTAL SHORT-TERM FIXED INCOME			101,382,509

		U.S. EQUITY—21.8%
1,526,674		Nuveen Core Equity Fund, Class W			22,411,579
352,678		Nuveen Dividend Growth Fund, Class R6			22,155,211
1,529,215		Nuveen Dividend Value Fund, Class R6			22,097,153
771,077		Nuveen Growth Opportunities ETF			25,977,584
912,251		Nuveen Large Cap Growth Fund, Class W			25,944,414
969,863		Nuveen Large Cap Value Fund, Class W			22,093,478
245,714		Nuveen Quant Small Cap Equity Fund, Class W			4,304,915
370,299		Nuveen Quant Small/Mid Cap Equity Fund, Class W			5,347,111

		TOTAL U.S. EQUITY			150,331,445

		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $610,596,653)			688,667,361

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS—0.1%
		REPURCHASE AGREEMENT—0.1%
$502,000	(c)	Fixed Income Clearing Corporation	4.260%	06/02/25	502,000

		TOTAL REPURCHASE AGREEMENT			502,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $502,000)			502,000

		TOTAL INVESTMENTS—100.1% (Cost $611,098,653)			689,169,361

		OTHER ASSETS & LIABILITIES, NET—(0.1)%			(426,391)

		NET ASSETS—100.0%			$688,742,970

ETF	Exchange Traded Fund

(a)	Affiliated fund.
(b)	Restricted security.
(c)

Agreement with Fixed Income Clearing Corporation, 4.260% dated 5/30/25 to be repurchased at $502,178 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 4/15/26, valued at $512,069.

6	See Notes to Financial Statements

Portfolio of Investments May 31, 2025

Lifecycle 2015

SHARES		DESCRIPTION			VALUE

		AFFILIATED INVESTMENT COMPANIES—99.9%(a)

		DIRECT REAL ESTATE—4.5%
4,602,547	(b)	Nuveen Real Property Fund LP (purchased 11/28/16-4/09/25; cost $47,310,256)			$44,092,402

		TOTAL DIRECT REAL ESTATE			44,092,402

		FIXED INCOME—39.5%
22,465,939		Nuveen Core Bond Fund, Class W			203,541,406
13,861,340		Nuveen Core Plus Bond Fund, Class W			126,138,191
2,112,468		Nuveen Emerging Markets Debt Fund, Class W			18,315,101
2,212,172		Nuveen High Yield Fund, Class W			19,290,142
2,299,661		Nuveen International Bond Fund, Class W			20,214,024

		TOTAL FIXED INCOME			387,498,864

		INFLATION-PROTECTED ASSETS—9.8%
8,944,494		Nuveen Inflation Linked Bond Fund, Class W			96,689,984

		TOTAL INFLATION-PROTECTED ASSETS			96,689,984

		INTERNATIONAL EQUITY—12.6%
2,532,876		Nuveen Emerging Markets Equity Fund, Class W			21,276,157
3,500,279		Nuveen International Equity Fund, Class W			53,379,257
1,996,989		Nuveen International Opportunities Fund, Class W			31,971,794
1,419,667		Nuveen Quant International Small Cap Equity Fund, Class W			17,504,494

		TOTAL INTERNATIONAL EQUITY			124,131,702

		SHORT-TERM FIXED INCOME—9.8%
9,521,858		Nuveen Short Term Bond Fund, Class W			96,551,639

		TOTAL SHORT-TERM FIXED INCOME			96,551,639

		U.S. EQUITY—23.7%
2,361,312		Nuveen Core Equity Fund, Class W			34,664,057
552,181		Nuveen Dividend Growth Fund, Class R6			34,687,980
2,358,313		Nuveen Dividend Value Fund, Class R6			34,077,616
1,193,543		Nuveen Growth Opportunities ETF			40,210,464
1,411,847		Nuveen Large Cap Growth Fund, Class W			40,152,938
1,495,834		Nuveen Large Cap Value Fund, Class W			34,075,099
380,284		Nuveen Quant Small Cap Equity Fund, Class W			6,662,570
573,095		Nuveen Quant Small/Mid Cap Equity Fund, Class W			8,275,491

		TOTAL U.S. EQUITY			232,806,215

		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $906,658,884)			981,770,806

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS—0.1%
		REPURCHASE AGREEMENT—0.1%
$725,000	(c)	Fixed Income Clearing Corporation	4.260%	06/02/25	725,000

		TOTAL REPURCHASE AGREEMENT			725,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $725,000)			725,000

		TOTAL INVESTMENTS—100.0% (Cost $907,383,884)			982,495,806

		OTHER ASSETS & LIABILITIES, NET—(0.0)%			(371,266)

		NET ASSETS—100.0%			$982,124,540

ETF	Exchange Traded Fund

(a)	Affiliated fund.
(b)	Restricted security.
(c)

Agreement with Fixed Income Clearing Corporation, 4.260% dated 5/30/25 to be repurchased at $725,257 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 1/15/30, valued at $739,552.

See Notes to Financial Statements	7

Portfolio of Investments May 31, 2025

Lifecycle 2020

SHARES		DESCRIPTION			VALUE

		AFFILIATED INVESTMENT COMPANIES—99.9%(a)

		DIRECT REAL ESTATE—4.5%
9,843,316	(b)	Nuveen Real Property Fund LP (purchased 11/28/16-4/09/25; cost $101,817,531)			$94,298,970

		TOTAL DIRECT REAL ESTATE			94,298,970

		FIXED INCOME—38.4%
46,761,654		Nuveen Core Bond Fund, Class W			423,660,584
28,844,460		Nuveen Core Plus Bond Fund, Class W			262,484,588
4,390,824		Nuveen Emerging Markets Debt Fund, Class W			38,068,440
4,635,236		Nuveen High Yield Fund, Class W			40,419,259
4,806,790		Nuveen International Bond Fund, Class W			42,251,688

		TOTAL FIXED INCOME			806,884,559

		INFLATION-PROTECTED ASSETS—7.9%
15,268,475		Nuveen Inflation Linked Bond Fund, Class W			165,052,211

		TOTAL INFLATION-PROTECTED ASSETS			165,052,211

		INTERNATIONAL EQUITY—14.4%
6,161,753		Nuveen Emerging Markets Equity Fund, Class W			51,758,728
8,547,731		Nuveen International Equity Fund, Class W			130,352,894
4,860,422		Nuveen International Opportunities Fund, Class W			77,815,354
3,458,770		Nuveen Quant International Small Cap Equity Fund, Class W			42,646,633

		TOTAL INTERNATIONAL EQUITY			302,573,609

		SHORT-TERM FIXED INCOME—7.8%
16,249,930		Nuveen Short Term Bond Fund, Class W			164,774,288

		TOTAL SHORT-TERM FIXED INCOME			164,774,288

		U.S. EQUITY—26.9%
5,741,439		Nuveen Core Equity Fund, Class W			84,284,321
1,331,083		Nuveen Dividend Growth Fund, Class R6			83,618,651
5,736,341		Nuveen Dividend Value Fund, Class R6			82,890,129
2,904,762		Nuveen Growth Opportunities ETF			97,861,432
3,440,788		Nuveen Large Cap Growth Fund, Class W			97,856,010
3,642,999		Nuveen Large Cap Value Fund, Class W			82,987,528
928,654		Nuveen Quant Small Cap Equity Fund, Class W			16,270,013
1,399,297		Nuveen Quant Small/Mid Cap Equity Fund, Class W			20,205,843

		TOTAL U.S. EQUITY			565,973,927

		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,899,877,844)			2,099,557,564

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS—0.1%
		REPURCHASE AGREEMENT—0.1%
$1,835,000	(c)	Fixed Income Clearing Corporation	4.260%	06/02/25	1,835,000

		TOTAL REPURCHASE AGREEMENT			1,835,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,835,000)			1,835,000

		TOTAL INVESTMENTS—100.0% (Cost $1,901,712,844)			2,101,392,564

		OTHER ASSETS & LIABILITIES, NET—0.0%			484,270

		NET ASSETS—100.0%			$2,101,876,834

ETF	Exchange Traded Fund

(a)	Affiliated fund.
(b)	Restricted security.
(c)

Agreement with Fixed Income Clearing Corporation, 4.260% dated 5/30/25 to be repurchased at $1,835,651 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 0.625% and maturity date 7/15/32, valued at $1,871,712.

8	See Notes to Financial Statements

Portfolio of Investments May 31, 2025

Lifecycle 2025

SHARES		DESCRIPTION			VALUE

		AFFILIATED INVESTMENT COMPANIES—99.9%(a)

		DIRECT REAL ESTATE—4.5%
15,768,906	(b)	Nuveen Real Property Fund LP (purchased 8/01/16-4/09/25; cost $164,960,585)			$151,066,120

		TOTAL DIRECT REAL ESTATE			151,066,120

		FIXED INCOME—37.2%
72,702,435		Nuveen Core Bond Fund, Class W			658,684,059
44,845,765		Nuveen Core Plus Bond Fund, Class W			408,096,462
6,834,284		Nuveen Emerging Markets Debt Fund, Class W			59,253,243
7,151,238		Nuveen High Yield Fund, Class W			62,358,799
7,442,428		Nuveen International Bond Fund, Class W			65,418,939

		TOTAL FIXED INCOME			1,253,811,502

		INFLATION-PROTECTED ASSETS—5.9%
18,277,070		Nuveen Inflation Linked Bond Fund, Class W			197,575,130

		TOTAL INFLATION-PROTECTED ASSETS			197,575,130

		INTERNATIONAL EQUITY—16.1%
11,090,793		Nuveen Emerging Markets Equity Fund, Class W			93,162,661
15,347,037		Nuveen International Equity Fund, Class W			234,042,309
8,741,127		Nuveen International Opportunities Fund, Class W			139,945,441
6,219,330		Nuveen Quant International Small Cap Equity Fund, Class W			76,684,344

		TOTAL INTERNATIONAL EQUITY			543,834,755

		SHORT-TERM FIXED INCOME—5.9%
19,468,800		Nuveen Short Term Bond Fund, Class W			197,413,628

		TOTAL SHORT-TERM FIXED INCOME			197,413,628

		U.S. EQUITY—30.3%
10,332,837		Nuveen Core Equity Fund, Class W			151,686,045
2,404,619		Nuveen Dividend Growth Fund, Class R6			151,058,146
10,342,466		Nuveen Dividend Value Fund, Class R6			149,448,633
5,248,733		Nuveen Growth Opportunities ETF			176,829,815
6,183,866		Nuveen Large Cap Growth Fund, Class W			175,869,144
6,551,987		Nuveen Large Cap Value Fund, Class W			149,254,256
1,665,662		Nuveen Quant Small Cap Equity Fund, Class W			29,182,403
2,510,440		Nuveen Quant Small/Mid Cap Equity Fund, Class W			36,250,747

		TOTAL U.S. EQUITY			1,019,579,189

		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,979,344,871)			3,363,280,324

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS—0.0%
		REPURCHASE AGREEMENT—0.0%
$1,845,000	(c)	Fixed Income Clearing Corporation	4.260%	06/02/25	1,845,000

		TOTAL REPURCHASE AGREEMENT			1,845,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,845,000)			1,845,000

		TOTAL INVESTMENTS—99.9% (Cost $2,981,189,871)			3,365,125,324

		OTHER ASSETS & LIABILITIES, NET—0.1%			2,366,863

		NET ASSETS—100.0%			$3,367,492,187

ETF	Exchange Traded Fund

(a)	Affiliated fund.
(b)	Restricted security.
(c)

Agreement with Fixed Income Clearing Corporation, 4.260% dated 5/30/25 to be repurchased at $1,845,655 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 6/30/31, valued at $1,881,942.

See Notes to Financial Statements	9

Portfolio of Investments May 31, 2025

Lifecycle 2030

SHARES		DESCRIPTION			VALUE

		AFFILIATED INVESTMENT COMPANIES—99.9%(a)

		DIRECT REAL ESTATE—4.5%
20,446,485	(b)	Nuveen Real Property Fund LP (purchased 8/01/16-4/09/25; cost $216,751,361)			$195,877,327

		TOTAL DIRECT REAL ESTATE			195,877,327

		FIXED INCOME—32.3%
81,810,361		Nuveen Core Bond Fund, Class W			741,201,867
50,450,863		Nuveen Core Plus Bond Fund, Class W			459,102,855
7,699,972		Nuveen Emerging Markets Debt Fund, Class W			66,758,758
8,105,195		Nuveen High Yield Fund, Class W			70,677,303
8,412,166		Nuveen International Bond Fund, Class W			73,942,939

		TOTAL FIXED INCOME			1,411,683,722

		INFLATION-PROTECTED ASSETS—3.9%
15,694,431		Nuveen Inflation Linked Bond Fund, Class W			169,656,801

		TOTAL INFLATION-PROTECTED ASSETS			169,656,801

		INTERNATIONAL EQUITY—19.3%
17,123,054		Nuveen Emerging Markets Equity Fund, Class W			143,833,651
23,752,487		Nuveen International Equity Fund, Class W			362,225,419
13,510,489		Nuveen International Opportunities Fund, Class W			216,302,933
9,627,670		Nuveen Quant International Small Cap Equity Fund, Class W			118,709,177

		TOTAL INTERNATIONAL EQUITY			841,071,180

		SHORT-TERM FIXED INCOME—3.9%
16,694,371		Nuveen Short Term Bond Fund, Class W			169,280,927

		TOTAL SHORT-TERM FIXED INCOME			169,280,927

		U.S. EQUITY—36.0%
15,947,931		Nuveen Core Equity Fund, Class W			234,115,634
3,709,810		Nuveen Dividend Growth Fund, Class R6			233,050,242
15,942,931		Nuveen Dividend Value Fund, Class R6			230,375,353
8,065,771		Nuveen Growth Opportunities ETF			271,735,825
9,561,664		Nuveen Large Cap Growth Fund, Class W			271,933,728
10,120,494		Nuveen Large Cap Value Fund, Class W			230,544,857
2,575,104		Nuveen Quant Small Cap Equity Fund, Class W			45,115,827
3,882,194		Nuveen Quant Small/Mid Cap Equity Fund, Class W			56,058,880

		TOTAL U.S. EQUITY			1,572,930,346

		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,754,752,670)			4,360,500,303

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS—0.1%
		REPURCHASE AGREEMENT—0.1%
$3,552,000	(c)	Fixed Income Clearing Corporation	4.260%	06/02/25	3,552,000

		TOTAL REPURCHASE AGREEMENT			3,552,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $3,552,000)			3,552,000

		TOTAL INVESTMENTS—100.0% (Cost $3,758,304,670)			4,364,052,303

		OTHER ASSETS & LIABILITIES, NET—0.0%			1,115,130

		NET ASSETS—100.0%			$4,365,167,433

ETF	Exchange Traded Fund

(a)	Affiliated fund.
(b)	Restricted security.
(c)

Agreement with Fixed Income Clearing Corporation, 4.260% dated 5/30/25 to be repurchased at $3,553,261 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 6/30/31, valued at $3,623,066.

10	See Notes to Financial Statements

Portfolio of Investments May 31, 2025

Lifecycle 2035

SHARES		DESCRIPTION			VALUE

		AFFILIATED INVESTMENT COMPANIES—99.8%(a)

		DIRECT REAL ESTATE—4.5%
22,640,454	(b)	Nuveen Real Property Fund LP (purchased 8/01/16-4/09/25; cost $241,979,642)			$216,895,548

		TOTAL DIRECT REAL ESTATE			216,895,548

		FIXED INCOME—27.3%
76,596,362		Nuveen Core Bond Fund, Class W			693,963,043
47,224,516		Nuveen Core Plus Bond Fund, Class W			429,743,093
7,234,979		Nuveen Emerging Markets Debt Fund, Class W			62,727,270
7,604,511		Nuveen High Yield Fund, Class W			66,311,339
7,854,790		Nuveen International Bond Fund, Class W			69,043,607

		TOTAL FIXED INCOME			1,321,788,352

		INFLATION-PROTECTED ASSETS—1.9%
8,559,185		Nuveen Inflation Linked Bond Fund, Class W			92,524,787

		TOTAL INFLATION-PROTECTED ASSETS			92,524,787

		INTERNATIONAL EQUITY—22.4%
22,011,172		Nuveen Emerging Markets Equity Fund, Class W			184,893,844
30,535,773		Nuveen International Equity Fund, Class W			465,670,542
17,382,993		Nuveen International Opportunities Fund, Class W			278,301,713
12,377,389		Nuveen Quant International Small Cap Equity Fund, Class W			152,613,205

		TOTAL INTERNATIONAL EQUITY			1,081,479,304

		SHORT-TERM FIXED INCOME—1.9%
9,109,112		Nuveen Short Term Bond Fund, Class W			92,366,397

		TOTAL SHORT-TERM FIXED INCOME			92,366,397

		U.S. EQUITY—41.8%
20,491,772		Nuveen Core Equity Fund, Class W			300,819,216
4,773,084		Nuveen Dividend Growth Fund, Class R6			299,845,153
20,523,384		Nuveen Dividend Value Fund, Class R6			296,562,896
10,367,944		Nuveen Growth Opportunities ETF			349,296,033
12,297,085		Nuveen Large Cap Growth Fund, Class W			349,729,091
13,020,006		Nuveen Large Cap Value Fund, Class W			296,595,746
3,308,450		Nuveen Quant Small Cap Equity Fund, Class W			57,964,047
4,988,982		Nuveen Quant Small/Mid Cap Equity Fund, Class W			72,040,900

		TOTAL U.S. EQUITY			2,022,853,082

		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,000,969,938)			4,827,907,470

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS—0.1%
		REPURCHASE AGREEMENT—0.1%
$4,036,000	(c)	Fixed Income Clearing Corporation	4.260%	06/02/25	4,036,000

		TOTAL REPURCHASE AGREEMENT			4,036,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $4,036,000)			4,036,000

		TOTAL INVESTMENTS—99.9% (Cost $4,005,005,938)			4,831,943,470

		OTHER ASSETS & LIABILITIES, NET—0.1%			3,229,234

		NET ASSETS—100.0%			$4,835,172,704

ETF	Exchange Traded Fund

(a)	Affiliated fund.
(b)	Restricted security.
(c)

Agreement with Fixed Income Clearing Corporation, 4.260% dated 5/30/25 to be repurchased at $4,037,433 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 0.625% and maturity date 7/15/32, valued at $4,116,750.

See Notes to Financial Statements	11

Portfolio of Investments May 31, 2025

Lifecycle 2040

SHARES		DESCRIPTION			VALUE

		AFFILIATED INVESTMENT COMPANIES—99.9%(a)

		DIRECT REAL ESTATE—4.5%
27,757,324	(b)	Nuveen Real Property Fund LP (purchased 8/01/16-5/16/25; cost $295,001,893)			$265,915,162

		TOTAL DIRECT REAL ESTATE			265,915,162

		FIXED INCOME—18.6%
63,693,472		Nuveen Core Bond Fund, Class W			577,062,858
39,242,388		Nuveen Core Plus Bond Fund, Class W			357,105,731
6,004,001		Nuveen Emerging Markets Debt Fund, Class W			52,054,685
6,323,400		Nuveen High Yield Fund, Class W			55,140,047
6,562,039		Nuveen International Bond Fund, Class W			57,680,326

		TOTAL FIXED INCOME			1,099,043,647

		INTERNATIONAL EQUITY—26.8%
32,232,557		Nuveen Emerging Markets Equity Fund, Class W			270,753,478
44,790,747		Nuveen International Equity Fund, Class W			683,058,884
25,545,821		Nuveen International Opportunities Fund, Class W			408,988,594
18,145,956		Nuveen Quant International Small Cap Equity Fund, Class W			223,739,635

		TOTAL INTERNATIONAL EQUITY			1,586,540,591

		U.S. EQUITY—50.0%
30,043,068		Nuveen Core Equity Fund, Class W			441,032,237
6,973,689		Nuveen Dividend Growth Fund, Class R6			438,087,125
30,176,048		Nuveen Dividend Value Fund, Class R6			436,043,896
15,197,179		Nuveen Growth Opportunities ETF			511,992,961
18,046,878		Nuveen Large Cap Growth Fund, Class W			513,253,209
19,121,079		Nuveen Large Cap Value Fund, Class W			435,578,185
4,852,802		Nuveen Quant Small Cap Equity Fund, Class W			85,021,090
7,319,743		Nuveen Quant Small/Mid Cap Equity Fund, Class W			105,697,090

		TOTAL U.S. EQUITY			2,966,705,793

		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,667,713,930)			5,918,205,193

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS—0.1%
		REPURCHASE AGREEMENT—0.1%
$5,068,000	(c)	Fixed Income Clearing Corporation	4.260%	06/02/25	5,068,000

		TOTAL REPURCHASE AGREEMENT			5,068,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $5,068,000)			5,068,000

		TOTAL INVESTMENTS—100.0% (Cost $4,672,781,930)			5,923,273,193

		OTHER ASSETS & LIABILITIES, NET—0.0%			2,895,777

		NET ASSETS—100.0%			$5,926,168,970

ETF	Exchange Traded Fund

(a)	Affiliated fund.
(b)	Restricted security.
(c)

Agreement with Fixed Income Clearing Corporation, 4.260% dated 5/30/25 to be repurchased at $5,069,799 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 4.750% and maturity date 11/15/53, valued at $5,169,389.

12	See Notes to Financial Statements

Portfolio of Investments May 31, 2025

Lifecycle 2045

SHARES		DESCRIPTION			VALUE

		AFFILIATED INVESTMENT COMPANIES—99.8%(a)

		DIRECT REAL ESTATE—4.5%
20,432,498	(b)	Nuveen Real Property Fund LP (purchased 8/01/16-5/16/25; cost $217,718,539)			$195,743,335

		TOTAL DIRECT REAL ESTATE			195,743,335

		FIXED INCOME—9.9%
25,023,236		Nuveen Core Bond Fund, Class W			226,710,516
15,463,314		Nuveen Core Plus Bond Fund, Class W			140,716,158
2,372,784		Nuveen Emerging Markets Debt Fund, Class W			20,572,039
2,485,252		Nuveen High Yield Fund, Class W			21,671,393
2,587,350		Nuveen International Bond Fund, Class W			22,742,804

		TOTAL FIXED INCOME			432,412,910

		INTERNATIONAL EQUITY—29.8%
26,387,235		Nuveen Emerging Markets Equity Fund, Class W			221,652,772
36,677,153		Nuveen International Equity Fund, Class W			559,326,591
20,991,848		Nuveen International Opportunities Fund, Class W			336,079,483
14,885,551		Nuveen Quant International Small Cap Equity Fund, Class W			183,538,843

		TOTAL INTERNATIONAL EQUITY			1,300,597,689

		U.S. EQUITY—55.6%
24,575,871		Nuveen Core Equity Fund, Class W			360,773,788
5,731,225		Nuveen Dividend Growth Fund, Class R6			360,035,526
24,656,812		Nuveen Dividend Value Fund, Class R6			356,290,932
12,415,555		Nuveen Growth Opportunities ETF			418,280,048
14,768,222		Nuveen Large Cap Growth Fund, Class W			420,008,244
15,617,410		Nuveen Large Cap Value Fund, Class W			355,764,589
3,976,514		Nuveen Quant Small Cap Equity Fund, Class W			69,668,525
5,987,986		Nuveen Quant Small/Mid Cap Equity Fund, Class W			86,466,518

		TOTAL U.S. EQUITY			2,427,288,170

		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,317,334,206)			4,356,042,104

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS—0.1%
		REPURCHASE AGREEMENT—0.1%
$4,263,000	(c)	Fixed Income Clearing Corporation	4.260%	06/02/25	4,263,000

		TOTAL REPURCHASE AGREEMENT			4,263,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $4,263,000)			4,263,000

		TOTAL INVESTMENTS—99.9% (Cost $3,321,597,206)			4,360,305,104

		OTHER ASSETS & LIABILITIES, NET—0.1%			2,288,736

		NET ASSETS—100.0%			$4,362,593,840

ETF	Exchange Traded Fund

(a)	Affiliated fund.
(b)	Restricted security.
(c)

Agreement with Fixed Income Clearing Corporation, 4.260% dated 5/30/25 to be repurchased at $4,264,513 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 4/15/26, valued at $4,348,312.

See Notes to Financial Statements	13

Portfolio of Investments May 31, 2025

Lifecycle 2050

SHARES		DESCRIPTION			VALUE

		AFFILIATED INVESTMENT COMPANIES—99.9%(a)

		DIRECT REAL ESTATE—4.5%
16,407,008	(b)	Nuveen Real Property Fund LP (purchased 8/01/16-5/16/25; cost $174,909,761)			$157,179,132

		TOTAL DIRECT REAL ESTATE			157,179,132

		FIXED INCOME—5.2%
10,519,896		Nuveen Core Bond Fund, Class W			95,310,257
6,489,040		Nuveen Core Plus Bond Fund, Class W			59,050,267
987,918		Nuveen Emerging Markets Debt Fund, Class W			8,565,251
1,049,921		Nuveen High Yield Fund, Class W			9,155,313
1,091,991		Nuveen International Bond Fund, Class W			9,598,598

		TOTAL FIXED INCOME			181,679,686

		INTERNATIONAL EQUITY—31.4%
22,411,588		Nuveen Emerging Markets Equity Fund, Class W			188,257,335
31,058,500		Nuveen International Equity Fund, Class W			473,642,125
17,752,495		Nuveen International Opportunities Fund, Class W			284,217,445
12,567,940		Nuveen Quant International Small Cap Equity Fund, Class W			154,962,704

		TOTAL INTERNATIONAL EQUITY			1,101,079,609

		U.S. EQUITY—58.8%
20,822,924		Nuveen Core Equity Fund, Class W			305,680,530
4,866,066		Nuveen Dividend Growth Fund, Class R6			305,686,296
20,888,511		Nuveen Dividend Value Fund, Class R6			301,838,977
10,525,437		Nuveen Growth Opportunities ETF			354,601,972
12,518,394		Nuveen Large Cap Growth Fund, Class W			356,023,113
13,231,814		Nuveen Large Cap Value Fund, Class W			301,420,713
3,375,593		Nuveen Quant Small Cap Equity Fund, Class W			59,140,385
5,077,497		Nuveen Quant Small/Mid Cap Equity Fund, Class W			73,319,062

		TOTAL U.S. EQUITY			2,057,711,048

		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,676,533,024)			3,497,649,475

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS—0.0%
		REPURCHASE AGREEMENT—0.0%
$2,673,000	(c)	Fixed Income Clearing Corporation	4.260%	06/02/25	2,673,000

		TOTAL REPURCHASE AGREEMENT			2,673,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,673,000)			2,673,000

		TOTAL INVESTMENTS—99.9% (Cost $2,679,206,024)			3,500,322,475

		OTHER ASSETS & LIABILITIES, NET—0.1%			2,242,258

		NET ASSETS—100.0%			$3,502,564,733

ETF	Exchange Traded Fund

(a)	Affiliated fund.
(b)	Restricted security.
(c)

Agreement with Fixed Income Clearing Corporation, 4.260% dated 5/30/25 to be repurchased at $2,673,949 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 4.750% and maturity date 11/15/53, valued at $2,726,460.

14	See Notes to Financial Statements

Portfolio of Investments May 31, 2025

Lifecycle 2055

SHARES		DESCRIPTION			VALUE

		AFFILIATED INVESTMENT COMPANIES—99.8%(a)

		DIRECT REAL ESTATE—4.5%
8,682,680	(b)	Nuveen Real Property Fund LP (purchased 8/01/16-5/16/25; cost $93,446,514)			$83,180,076

		TOTAL DIRECT REAL ESTATE			83,180,076

		FIXED INCOME—4.0%
4,292,054		Nuveen Core Bond Fund, Class W			38,886,008
2,646,659		Nuveen Core Plus Bond Fund, Class W			24,084,597
401,001		Nuveen Emerging Markets Debt Fund, Class W			3,476,675
428,850		Nuveen High Yield Fund, Class W			3,739,570
444,976		Nuveen International Bond Fund, Class W			3,911,342

		TOTAL FIXED INCOME			74,098,192

		INTERNATIONAL EQUITY—31.9%
12,023,279		Nuveen Emerging Markets Equity Fund, Class W			100,995,541
16,647,780		Nuveen International Equity Fund, Class W			253,878,648
9,535,948		Nuveen International Opportunities Fund, Class W			152,670,526
6,768,042		Nuveen Quant International Small Cap Equity Fund, Class W			83,449,952

		TOTAL INTERNATIONAL EQUITY			590,994,667

		U.S. EQUITY—59.4%
11,206,764		Nuveen Core Equity Fund, Class W			164,515,289
2,607,837		Nuveen Dividend Growth Fund, Class R6			163,824,292
11,193,476		Nuveen Dividend Value Fund, Class R6			161,745,725
5,617,937		Nuveen Growth Opportunities ETF			189,268,298
6,714,896		Nuveen Large Cap Growth Fund, Class W			190,971,643
7,085,662		Nuveen Large Cap Value Fund, Class W			161,411,381
1,807,442		Nuveen Quant Small Cap Equity Fund, Class W			31,666,379
2,719,713		Nuveen Quant Small/Mid Cap Equity Fund, Class W			39,272,650

		TOTAL U.S. EQUITY			1,102,675,657

		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,469,326,042)			1,850,948,592

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS—0.1%
		REPURCHASE AGREEMENT—0.1%
$2,083,000	(c)	Fixed Income Clearing Corporation	4.260%	06/02/25	2,083,000

		TOTAL REPURCHASE AGREEMENT			2,083,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,083,000)			2,083,000

		TOTAL INVESTMENTS—99.9% (Cost $1,471,409,042)			1,853,031,592

		OTHER ASSETS & LIABILITIES, NET—0.1%			1,694,117

		NET ASSETS—100.0%			$1,854,725,709

ETF	Exchange Traded Fund

(a)	Affiliated fund.
(b)	Restricted security.
(c)

Agreement with Fixed Income Clearing Corporation, 4.260% dated 5/30/25 to be repurchased at $2,083,739 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 1/15/30, valued at $2,124,771.

See Notes to Financial Statements	15

Portfolio of Investments May 31, 2025

Lifecycle 2060

SHARES		DESCRIPTION			VALUE

		AFFILIATED INVESTMENT COMPANIES—99.8%(a)

		DIRECT REAL ESTATE—4.5%
3,983,550	(b)	Nuveen Real Property Fund LP (purchased 8/01/16-5/16/25; cost $42,971,246)			$38,162,405

		TOTAL DIRECT REAL ESTATE			38,162,405

		FIXED INCOME—2.8%
1,369,389		Nuveen Core Bond Fund, Class W			12,406,660
846,827		Nuveen Core Plus Bond Fund, Class W			7,706,125
130,229		Nuveen Emerging Markets Debt Fund, Class W			1,129,085
137,384		Nuveen High Yield Fund, Class W			1,197,991
141,492		Nuveen International Bond Fund, Class W			1,243,714

		TOTAL FIXED INCOME			23,683,575

		INTERNATIONAL EQUITY—32.2%
5,593,506		Nuveen Emerging Markets Equity Fund, Class W			46,985,451
7,726,513		Nuveen International Equity Fund, Class W			117,829,318
4,404,970		Nuveen International Opportunities Fund, Class W			70,523,565
3,135,490		Nuveen Quant International Small Cap Equity Fund, Class W			38,660,595

		TOTAL INTERNATIONAL EQUITY			273,998,929

		U.S. EQUITY—60.3%
5,208,716		Nuveen Core Equity Fund, Class W			76,463,949
1,220,097		Nuveen Dividend Growth Fund, Class R6			76,646,497
5,206,234		Nuveen Dividend Value Fund, Class R6			75,230,078
2,608,103		Nuveen Growth Opportunities ETF			87,866,990
3,127,480		Nuveen Large Cap Growth Fund, Class W			88,945,522
3,301,650		Nuveen Large Cap Value Fund, Class W			75,211,585
839,969		Nuveen Quant Small Cap Equity Fund, Class W			14,716,258
1,265,089		Nuveen Quant Small/Mid Cap Equity Fund, Class W			18,267,884

		TOTAL U.S. EQUITY			513,348,763

		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $706,027,454)			849,193,672

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS—0.1%
		REPURCHASE AGREEMENT—0.1%
$1,343,000	(c)	Fixed Income Clearing Corporation	4.260%	06/02/25	1,343,000

		TOTAL REPURCHASE AGREEMENT			1,343,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,343,000)			1,343,000

		TOTAL INVESTMENTS—99.9% (Cost $707,370,454)			850,536,672

		OTHER ASSETS & LIABILITIES, NET—0.1%			585,525

		NET ASSETS—100.0%			$851,122,197

ETF	Exchange Traded Fund

(a)	Affiliated fund.
(b)	Restricted security.
(c)

Agreement with Fixed Income Clearing Corporation, 4.260% dated 5/30/25 to be repurchased at $1,343,477 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 4/15/26, valued at $1,369,897.

16	See Notes to Financial Statements

Portfolio of Investments May 31, 2025

Lifecycle 2065

SHARES		DESCRIPTION			VALUE

		AFFILIATED INVESTMENT COMPANIES—99.7%(a)

		DIRECT REAL ESTATE—4.5%
654,185	(b)	Nuveen Real Property Fund LP (purchased 9/30/20-5/16/25; cost $6,889,746)			$6,267,091

		TOTAL DIRECT REAL ESTATE			6,267,091

		FIXED INCOME—1.6%
127,315		Nuveen Core Bond Fund, Class W			1,153,475
78,891		Nuveen Core Plus Bond Fund, Class W			717,905
12,193		Nuveen Emerging Markets Debt Fund, Class W			105,716
12,632		Nuveen High Yield Fund, Class W			110,154
13,036		Nuveen International Bond Fund, Class W			114,590

		TOTAL FIXED INCOME			2,201,840

		INTERNATIONAL EQUITY—32.5%
929,224		Nuveen Emerging Markets Equity Fund, Class W			7,805,484
1,284,652		Nuveen International Equity Fund, Class W			19,590,946
731,746		Nuveen International Opportunities Fund, Class W			11,715,255
520,965		Nuveen Quant International Small Cap Equity Fund, Class W			6,423,499

		TOTAL INTERNATIONAL EQUITY			45,535,184

		U.S. EQUITY—61.1%
868,754		Nuveen Core Equity Fund, Class W			12,753,316
202,961		Nuveen Dividend Growth Fund, Class R6			12,750,026
865,834		Nuveen Dividend Value Fund, Class R6			12,511,304
430,436		Nuveen Growth Opportunities ETF			14,501,389
525,321		Nuveen Large Cap Growth Fund, Class W			14,940,126
549,089		Nuveen Large Cap Value Fund, Class W			12,508,241
139,694		Nuveen Quant Small Cap Equity Fund, Class W			2,447,445
210,397		Nuveen Quant Small/Mid Cap Equity Fund, Class W			3,038,126

		TOTAL U.S. EQUITY			85,449,973

		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $122,983,118)			139,454,088

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS—0.2%
		REPURCHASE AGREEMENT—0.2%
$259,000	(c)	Fixed Income Clearing Corporation	4.260%	06/02/25	259,000

		TOTAL REPURCHASE AGREEMENT			259,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $259,000)			259,000

		TOTAL INVESTMENTS—99.9% (Cost $123,242,118)			139,713,088

		OTHER ASSETS & LIABILITIES, NET—0.1%			185,225

		NET ASSETS—100.0%			$139,898,313

ETF	Exchange Traded Fund

(a)	Affiliated fund.
(b)	Restricted security.
(c)

Agreement with Fixed Income Clearing Corporation, 4.260% dated 5/30/25 to be repurchased at $259,092 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 0.375% and maturity date 1/15/27, valued at $264,214.

See Notes to Financial Statements	17

Statement of Assets and Liabilities

May 31, 2025	Lifecycle Retirement Income	Lifecycle 2010	Lifecycle 2015	Lifecycle 2020

ASSETS

Affiliated investments, at value‡	$393,147,684	$688,667,361	$981,770,806	$2,099,557,564

Short-term investments, at value#	170,000	502,000	725,000	1,835,000

Cash	–	–	282	910

Receivables:

Dividends	711,517	1,385,684	1,778,782	3,552,134

Interest	40	119	172	434

Investments sold	3,007,437	5,221,468	7,841,711	17,113,800

Reimbursement from Adviser	68,231	146,000	132,499	268,266

Shares sold	40,990	13,416	27,771	779,081

Other	59,457	220,139	315,500	474,451
Total assets	397,205,356	696,156,187	992,592,523	2,123,581,640
LIABILITIES

Due to affiliates	10,553	9,604	10,283	12,871

Cash overdraft	187	414	–	–

Payables:

Management fees	129,076	229,237	323,302	697,504

Investments purchased - regular settlement	3,448,386	6,328,945	9,246,178	20,166,688

Shares redeemed	661,178	523,730	441,281	115,176

Service agreement fees	25,366	39,128	55,437	97,329

Accrued expenses:

Custodian fees	3,298	3,310	3,294	3,326

Professional fees	80	144	206	445

Shareholder reporting expenses	26,490	41,872	49,097	90,843

Shareholder servicing agent fees	10,790	376	422	677

Trustees fees	60,399	221,883	318,010	479,888

12b-1 distribution and service fees	26,874	3,430	4,989	10,187

Other	14,246	11,144	15,484	29,872
Total liabilities	4,416,923	7,413,217	10,467,983	21,704,806
Net assets	$392,788,433	$688,742,970	$982,124,540	$2,101,876,834

NET ASSETS CONSIST OF:

Paid-in capital	$364,995,515	$626,963,783	$932,064,458	$1,945,909,512

Total distributable earnings (loss)	27,792,918	61,779,187	50,060,082	155,967,322
Net assets	$392,788,433	$688,742,970	$982,124,540	$2,101,876,834

‡ Affiliated investments, cost	$355,502,406	$610,596,653	$906,658,884	$1,899,877,844

# Short-term investments, cost	$170,000	$502,000	$725,000	$1,835,000

18	See Notes to Financial Statements

Lifecycle 2025	Lifecycle 2030	Lifecycle 2035	Lifecycle 2040	Lifecycle 2045	Lifecycle 2050

$3,363,280,324	$4,360,500,303	$4,827,907,470	$5,918,205,193	$4,356,042,104	$3,497,649,475

1,845,000	3,552,000	4,036,000	5,068,000	4,263,000	2,673,000

461	875	875	1,272	942	949

5,290,008	5,703,074	5,056,011	3,880,345	1,515,063	631,050

437	841	955	1,199	1,009	633

29,237,275	36,282,861	38,791,920	36,494,730	18,891,587	11,458,746

430,830	601,557	726,136	969,041	767,542	634,902

2,063,016	1,364,019	3,605,755	3,514,267	3,259,161	2,514,018

510,077	507,623	513,569	664,599	256,465	168,286
3,402,657,428	4,408,513,153	4,880,638,691	5,968,798,646	4,384,996,873	3,515,731,059

15,835	17,889	18,863	21,289	17,705	15,771

–	–	–	–	–	–

1,130,897	1,477,574	1,654,748	2,059,873	1,523,103	1,226,766

32,660,235	40,797,735	42,718,838	39,263,361	20,209,229	11,220,048

512,429	146,083	146,780	131,807	52,415	253,029

128,520	156,553	158,881	187,975	112,882	85,059

3,349	3,362	3,332	3,308	3,368	3,354

717	903	991	1,215	886	709

129,148	146,859	154,921	186,741	139,085	123,009

805	870	859	903	859	835

518,688	518,168	525,006	678,514	266,522	176,282

17,048	23,100	24,796	28,337	21,659	15,796

47,570	56,624	57,972	66,353	55,320	45,668
35,165,241	43,345,720	45,465,987	42,629,676	22,403,033	13,166,326
$3,367,492,187	$4,365,167,433	$4,835,172,704	$5,926,168,970	$4,362,593,840	$3,502,564,733

$3,040,869,635	$3,798,670,396	$4,014,700,914	$4,651,872,227	$3,285,730,068	$2,649,873,188

326,622,552	566,497,037	820,471,790	1,274,296,743	1,076,863,772	852,691,545
$3,367,492,187	$4,365,167,433	$4,835,172,704	$5,926,168,970	$4,362,593,840	$3,502,564,733

$2,979,344,871	$3,754,752,670	$4,000,969,938	$4,667,713,930	$3,317,334,206	$2,676,533,024

$1,845,000	$3,552,000	$4,036,000	$5,068,000	$4,263,000	$2,673,000

Statement of Assets and Liabilities (continued)

May 31, 2025	Lifecycle Retirement Income	Lifecycle 2010	Lifecycle 2015	Lifecycle 2020
CLASS A:

Net assets	$122,877,098	$–	$–	$–

Shares outstanding	10,665,574	–	–	–

Net asset value (“NAV”) per share	$11.52	$–	$–	$–

Maximum sales charge	5.75%	–%	–%	–%

Offering price per share (NAV per share plus maximum sales charge)	$12.22	$–	$–	$–

CLASS I:

Net assets	$183,741	$90,371	$277,675	$347,663

Shares outstanding	15,918	8,790	29,769	35,862

NAV and offering price per share	$11.54	$10.28	$9.33	$9.69

PREMIER CLASS:

Net assets	$7,624,386	$27,069,402	$39,085,453	$81,188,685

Shares outstanding	661,014	2,649,130	4,209,986	8,392,852

NAV and offering price per share	$11.53	$10.22	$9.28	$9.67

CLASS R6:

Net assets	$141,910,147	$476,782,774	$679,851,478	$1,558,874,777

Shares outstanding	12,296,947	46,557,745	72,889,965	160,763,367

NAV and offering price per share	$11.54	$10.24	$9.33	$9.70

RETIREMENT CLASS:

Net assets	$120,193,061	$184,800,423	$262,909,934	$461,465,709

Shares outstanding	10,445,584	14,071,284	20,755,783	33,838,936

NAV and offering price per share	$11.51	$13.13	$12.67	$13.64

Authorized shares - per class	Unlimited	Unlimited	Unlimited	Unlimited

Par value per share	$0.0001	$0.0001	$0.0001	$0.0001

20	See Notes to Financial Statements

Lifecycle 2025	Lifecycle 2030	Lifecycle 2035	Lifecycle 2040	Lifecycle 2045	Lifecycle 2050

$–	$–	$–	$–	$–	$–

–	–	–	–	–	–

$–	$–	$–	$–	$–	$–

–%	–%	–%	–%	–%	–%

$–	$–	$–	$–	$–	$–

$651,234	$840,492	$878,124	$319,506	$644,282	$529,982

63,880	79,422	79,516	28,056	44,115	35,023

$10.19	$10.58	$11.04	$11.39	$14.60	$15.13

$134,870,095	$184,117,002	$198,432,005	$226,681,352	$173,495,932	$126,595,023

13,303,607	17,522,935	18,013,978	19,967,140	11,955,580	8,415,937

$10.14	$10.51	$11.02	$11.35	$14.51	$15.04

$2,626,443,686	$3,434,339,663	$3,879,693,522	$4,806,853,037	$3,648,654,642	$2,970,304,120

257,683,826	324,759,135	350,895,838	421,783,331	249,927,695	196,503,070

$10.19	$10.58	$11.06	$11.40	$14.60	$15.12

$605,527,172	$745,870,276	$756,169,053	$892,315,075	$539,798,984	$405,135,608

41,549,637	47,885,811	44,971,806	49,419,950	37,393,770	27,111,133

$14.57	$15.58	$16.81	$18.06	$14.44	$14.94

Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited

$0.0001	$0.0001	$0.0001	$0.0001	$0.0001	$0.0001

Statement of Assets and Liabilities (continued)

May 31, 2025	Lifecycle 2055	Lifecycle 2060	Lifecycle 2065
ASSETS

Affiliated investments, at value‡	$1,850,948,592	$849,193,672	$139,454,088

Short-term investments, at value#	2,083,000	1,343,000	259,000

Receivables:

Dividends	255,488	80,143	7,141

Interest	493	318	61

Investments sold	5,357,944	2,725,773	574,161

Reimbursement from Adviser	355,988	187,561	50,517

Shares sold	2,405,104	1,300,029	375,603

Other	53,222	13,690	944
Total assets	1,861,459,831	854,844,186	140,721,515
LIABILITIES

Due to affiliates	12,049	9,822	8,295

Cash overdraft	67	171	22

Payables:

Management fees	648,630	296,145	48,032

Investments purchased - regular settlement	5,825,638	3,293,362	700,422

Shares redeemed	29,195	10,827	10,145

Service agreement fees	42,166	18,875	3,974

Accrued expenses:

Custodian fees	3,282	3,301	3,320

Professional fees	366	162	14,842

Shareholder reporting expenses	78,840	53,393	20,632

Shareholder servicing agent fees	750	617	252

Trustees fees	57,307	15,439	1,170

12b-1 distribution and service fees	8,939	3,588	749

Other	26,893	16,287	11,347
Total liabilities	6,734,122	3,721,989	823,202
Net assets	$1,854,725,709	$851,122,197	$139,898,313

NET ASSETS CONSIST OF:

Paid-in capital	$1,466,269,117	$705,942,165	$122,127,237

Total distributable earnings (loss)	388,456,592	145,180,032	17,771,076
Net assets	$1,854,725,709	$851,122,197	$139,898,313

‡ Affiliated investments, cost	$1,469,326,042	$706,027,454	$122,983,118

# Short-term investments, cost	$2,083,000	$1,343,000	$259,000

CLASS I:

Net assets	$418,193	$352,759	$146,372

Shares outstanding	23,301	22,587	11,090
NAV and offering price per share	$17.95	$15.62	$13.20

PREMIER CLASS:

Net assets	$71,942,094	$29,012,577	$6,144,934

Shares outstanding	4,029,078	1,862,845	460,127
NAV and offering price per share	$17.86	$15.57	$13.35

CLASS R6:

Net assets	$1,581,178,201	$730,798,680	$114,265,560

Shares outstanding	88,126,323	46,767,815	8,426,602

NAV and offering price per share	$17.94	$15.63	$13.56

RETIREMENT CLASS:

Net assets	$201,187,221	$90,958,181	$19,341,447

Shares outstanding	11,279,562	5,851,862	1,428,580

NAV and offering price per share	$17.84	$15.54	$13.54

Authorized shares - per class	Unlimited	Unlimited	Unlimited

Par value per share	$0.0001	$0.0001	$0.0001

22	See Notes to Financial Statements

[This page intentionally left blank.]

Statement of Operations

Year Ended May 31, 2025	Lifecycle Retirement Income	Lifecycle 2010	Lifecycle 2015	Lifecycle 2020
INVESTMENT INCOME

Dividends from affiliated investments	$15,828,431	$28,877,821	$41,426,388	$86,031,463

Interest	14,188	24,838	32,293	65,973
Total investment income	15,842,619	28,902,659	41,458,681	86,097,436

EXPENSES

Management fees	1,585,977	2,913,688	4,137,942	9,002,264

12b-1 distribution and service fees — Class A	313,022	–	–	–

12b-1 distribution and service fees — Premier Class	13,134	45,290	61,887	128,513

Shareholder servicing agent fees — Class A	43,671	–	–	–

Shareholder servicing agent fees — Class I	138	73	105	239

Shareholder servicing agent fees — Premier Class	100	91	101	185

Shareholder servicing agent fees — Class R6	2,315	2,045	2,407	4,360

Shareholder servicing agent fees — Retirement Class	311,239	526,785	746,839	1,319,593

Administrative service fees	41,563	37,924	40,629	50,906

Trustees fees	6,866	12,604	18,013	38,798

Custodian expenses	7,820	7,850	7,787	7,878

Overdraft expense	4,407	10,769	8,290	9,071

Professional fees	15,603	15,870	16,130	17,110

Registration fees	81,322	62,766	67,443	70,507

Shareholder reporting expenses	56,124	82,877	80,754	122,286

Other	79,200	130,983	171,818	343,623
Total expenses	2,562,501	3,849,615	5,360,145	11,115,333
Expenses reimbursed by the investment adviser	(277,827)	(245,537)	(256,683)	(338,479)
Fee waiver by investment adviser	(529,701)	(1,123,226)	(1,314,501)	(2,920,915)
Net expenses	1,754,973	2,480,852	3,788,961	7,855,939
Net investment income (loss)	14,087,646	26,421,807	37,669,720	78,241,497

REALIZED AND UNREALIZED GAIN (LOSS)

Realized gain (loss):

Investments	–	–	–	–

Affiliated investments	802,239	7,996,819	4,946,517	21,631,367

Distributions from affiliated investments	5,099,141	8,751,112	13,580,137	33,123,508
Net realized gain (loss)	5,901,380	16,747,931	18,526,654	54,754,875
Change in unrealized appreciation (depreciation) on:

Affiliated investments	8,649,040	10,225,320	20,191,165	36,159,988
Net change in unrealized appreciation (depreciation)	8,649,040	10,225,320	20,191,165	36,159,988
Net realized and unrealized gain (loss)	14,550,420	26,973,251	38,717,819	90,914,863
Net increase (decrease) in net assets from operations	$28,638,066	$53,395,058	$76,387,539	$169,156,360

24	See Notes to Financial Statements

Lifecycle 2025	Lifecycle 2030	Lifecycle 2035	Lifecycle 2040	Lifecycle 2045	Lifecycle 2050

$131,420,431	$151,718,249	$151,573,194	$162,754,586	$106,752,565	$80,550,473

126,427	191,516	235,338	293,430	227,709	201,677
131,546,858	151,909,765	151,808,532	163,048,016	106,980,274	80,752,150

14,518,478	18,369,937	20,275,659	25,066,996	18,305,071	14,671,786

–	–	–	–	–	–

220,121	281,908	304,810	353,193	265,951	194,795

–	–	–	–	–	–

174	154	272	172	172	128

288	354	355	424	307	281

6,370	7,427	7,969	9,336	7,596	6,652

1,773,133	2,085,371	2,084,590	2,443,757	1,482,165	1,086,894

62,776	71,028	74,863	84,578	70,346	62,697

62,128	77,732	84,762	103,315	75,226	60,150

7,918	7,963	7,923	7,904	7,968	7,935

9,953	4,835	3,059	3,607	3,130	2,580

18,254	19,064	19,441	20,387	19,026	18,287

80,574	72,450	63,612	66,348	70,481	72,526

162,004	181,910	194,421	236,039	196,714	196,415

530,293	645,282	685,771	806,997	577,647	460,141
17,452,464	21,825,415	23,807,507	29,203,053	21,081,800	16,841,267
(429,124)	(468,976)	(483,854)	(561,883)	(478,007)	(453,841)
(4,713,905)	(6,411,856)	(7,792,551)	(10,432,282)	(7,988,081)	(6,532,984)
12,309,435	14,944,583	15,531,102	18,208,888	12,615,712	9,854,442
119,237,423	136,965,182	136,277,430	144,839,128	94,364,562	70,897,708

–	–	–	–	–	–

43,727,897	57,031,850	83,648,188	111,185,350	79,850,794	45,844,512

60,216,570	89,551,003	114,068,546	165,805,838	132,966,514	112,128,681
103,944,467	146,582,853	197,716,734	276,991,188	212,817,308	157,973,193

51,182,130	72,900,832	70,335,322	95,582,656	82,614,932	86,698,584
51,182,130	72,900,832	70,335,322	95,582,656	82,614,932	86,698,584
155,126,597	219,483,685	268,052,056	372,573,844	295,432,240	244,671,777
$274,364,020	$356,448,867	$404,329,486	$517,412,972	$389,796,802	$315,569,485

Statement of Operations (continued)

Year Ended May 31, 2025	Lifecycle 2055	Lifecycle 2060	Lifecycle 2065
INVESTMENT INCOME

Dividends from affiliated investments	$40,877,191	$17,676,226	$2,406,245

Interest	109,428	60,014	15,570
Total investment income	40,986,619	17,736,240	2,421,815

EXPENSES

Management fees	7,594,169	3,347,998	478,665

12b-1 distribution and service fees — Premier Class	105,578	40,693	7,545

Shareholder servicing agent fees — Class I	137	204	50

Shareholder servicing agent fees — Premier Class	177	111	92

Shareholder servicing agent fees — Class R6	4,610	3,056	1,118

Shareholder servicing agent fees — Retirement Class	525,880	219,213	42,802

Administrative service fees	47,796	38,875	32,709

Trustees fees	31,122	13,715	1,935

Custodian expenses	7,779	7,937	7,858

Overdraft expense	1,813	2,171	2,097

Professional fees	16,830	15,974	15,385

Registration fees	70,188	67,997	69,094

Shareholder reporting expenses	166,529	147,759	73,560

Other	247,649	119,428	35,208
Total expenses	8,820,257	4,025,131	768,118
Expenses reimbursed by the investment adviser	(370,686)	(317,373)	(223,143)
Fee waiver by investment adviser	(3,379,095)	(1,492,284)	(220,846)
Net expenses	5,070,476	2,215,474	324,129
Net investment income (loss)	35,916,143	15,520,766	2,097,686

REALIZED AND UNREALIZED GAIN (LOSS)

Realized gain (loss):

Investments	543	202	24,604

Affiliated investments	11,146,372	(1,206,625)	(739,078)

Distributions from affiliated investments	59,101,248	26,683,252	3,832,688
Net realized gain (loss)	70,248,163	25,476,829	3,118,214
Change in unrealized appreciation (depreciation) on:

Affiliated investments	57,291,729	30,778,920	4,943,935
Net change in unrealized appreciation (depreciation)	57,291,729	30,778,920	4,943,935
Net realized and unrealized gain (loss)	127,539,892	56,255,749	8,062,149
Net increase (decrease) in net assets from operations	$163,456,035	$71,776,515	$10,159,835

26	See Notes to Financial Statements

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Statement of Changes in Net Assets

	Lifecycle Retirement Income		Lifecycle 2010

	Year Ended	Year Ended	Year Ended	Year Ended
	5/31/25	5/31/24	5/31/25	5/31/24
OPERATIONS
Net investment income (loss)	$14,087,646	$13,457,165	$26,421,807	$26,489,058
Net realized gain (loss)	5,901,380	4,201,305	16,747,931	11,316,868
Net change in unrealized appreciation (depreciation)	8,649,040	24,912,587	10,225,320	42,222,166
Net increase (decrease) in net assets from operations	28,638,066	42,571,057	53,395,058	80,028,092
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(4,078,576)	(4,116,154)	–	–
Class I	(7,945)	(11,163)	(4,956)	(5,954)
Premier Class	(295,128)	(399,759)	(1,621,020)	(1,407,286)
Class R6	(5,257,423)	(5,949,631)	(29,104,411)	(21,323,739)
Retirement Class	(4,039,158)	(4,318,428)	(9,067,334)	(6,997,365)
Total distributions	(13,678,230)	(14,795,135)	(39,797,721)	(29,734,344)
FUND SHARE TRANSACTIONS
Subscriptions	35,151,487	30,622,312	64,271,790	48,538,732
Reinvestments of distributions	13,508,864	14,629,488	39,795,437	29,730,651
Redemptions	(89,531,953)	(98,931,270)	(233,387,950)	(180,691,381)
Net increase (decrease) from Fund share transactions	(40,871,602)	(53,679,470)	(129,320,723)	(102,421,998)
Net increase (decrease) in net assets	(25,911,766)	(25,903,548)	(115,723,386)	(52,128,250)
Net assets at the beginning of period	418,700,199	444,603,747	804,466,356	856,594,606
Net assets at the end of period	$392,788,433	$418,700,199	$688,742,970	$804,466,356

28	See Notes to Financial Statements

Lifecycle 2015		Lifecycle 2020		Lifecycle 2025		Lifecycle 2030
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
5/31/25	5/31/24	5/31/25	5/31/24	5/31/25	5/31/24	5/31/25	5/31/24

$37,669,720	$37,421,468	$78,241,497	$78,788,046	$119,237,423	$113,788,471	$136,965,182	$122,549,518
18,526,654	8,340,942	54,754,875	30,376,363	103,944,467	66,087,173	146,582,853	87,052,112
20,191,165	73,193,086	36,159,988	177,006,342	51,182,130	303,399,538	72,900,832	433,504,193
76,387,539	118,955,496	169,156,360	286,170,751	274,364,020	483,275,182	356,448,867	643,105,823

–	–	–	–	–	–	–	–
(11,250)	(12,512)	(18,848)	(24,576)	(33,235)	(30,026)	(38,938)	(20,519)
(1,732,420)	(1,716,848)	(3,999,247)	(3,674,578)	(7,244,493)	(5,781,619)	(8,641,673)	(6,248,703)
(30,844,386)	(29,407,552)	(80,430,468)	(66,477,947)	(140,567,956)	(97,183,078)	(167,870,196)	(105,109,214)
(8,951,414)	(8,650,230)	(17,029,727)	(14,602,705)	(23,487,619)	(17,686,177)	(25,191,754)	(16,705,312)
(41,539,470)	(39,787,142)	(101,478,290)	(84,779,806)	(171,333,303)	(120,680,900)	(201,742,561)	(128,083,748)

68,186,554	64,034,390	105,934,257	109,210,643	207,300,117	196,081,459	264,887,553	292,815,032
41,470,195	39,723,654	101,285,207	84,652,988	170,710,985	120,343,523	201,568,037	127,987,885
(320,496,059)	(252,426,006)	(687,634,259)	(586,806,808)	(1,029,440,184)	(770,449,630)	(1,008,798,089)	(734,878,265)
(210,839,310)	(148,667,962)	(480,414,795)	(392,943,177)	(651,429,082)	(454,024,648)	(542,342,499)	(314,075,348)
(175,991,241)	(69,499,608)	(412,736,725)	(191,552,232)	(548,398,365)	(91,430,366)	(387,636,193)	200,946,727
1,158,115,781	1,227,615,389	2,514,613,559	2,706,165,791	3,915,890,552	4,007,320,918	4,752,803,626	4,551,856,899
$982,124,540	$1,158,115,781	$2,101,876,834	$2,514,613,559	$3,367,492,187	$3,915,890,552	$4,365,167,433	$4,752,803,626

Statement of Changes in Net Assets (continued)

	Lifecycle 2035		Lifecycle 2040

	Year Ended	Year Ended	Year Ended	Year Ended
	5/31/25	5/31/24	5/31/25	5/31/24
OPERATIONS
Net investment income (loss)	$136,277,430	$117,803,463	$144,839,128	$124,173,682
Net realized gain (loss)	197,716,734	114,540,240	276,991,188	155,111,273
Net change in unrealized appreciation (depreciation)	70,335,322	540,919,202	95,582,656	772,123,597
Net increase (decrease) in net assets from operations	404,329,486	773,262,905	517,412,972	1,051,408,552
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class I	(39,306)	(18,308)	(22,636)	(11,242)
Premier Class	(8,527,791)	(5,722,397)	(9,174,380)	(6,020,354)
Class R6	(172,639,733)	(104,203,854)	(203,141,552)	(114,353,049)
Retirement Class	(22,167,807)	(14,124,702)	(23,548,314)	(14,032,733)
Total distributions	(203,374,637)	(124,069,261)	(235,886,882)	(134,417,378)
FUND SHARE TRANSACTIONS
Subscriptions	304,972,586	330,940,782	293,035,890	356,828,431
Reinvestments of distributions	203,116,579	123,950,460	235,712,156	134,330,432
Redemptions	(988,470,092)	(742,401,971)	(1,051,404,392)	(939,750,538)
Net increase (decrease) from Fund share transactions	(480,380,927)	(287,510,729)	(522,656,346)	(448,591,675)
Net increase (decrease) in net assets	(279,426,078)	361,682,915	(241,130,256)	468,399,499
Net assets at the beginning of period	5,114,598,782	4,752,915,867	6,167,299,226	5,698,899,727
Net assets at the end of period	$4,835,172,704	$5,114,598,782	$5,926,168,970	$6,167,299,226

30	See Notes to Financial Statements

Lifecycle 2045		Lifecycle 2050		Lifecycle 2055		Lifecycle 2060
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
5/31/25	5/31/24	5/31/25	5/31/24	5/31/25	5/31/24	5/31/25	5/31/24

$94,364,562	$79,488,274	$70,897,708	$58,960,031	$35,916,143	$28,500,222	$15,520,766	$10,939,381
212,817,308	105,225,167	157,973,193	75,937,683	70,248,163	34,355,577	25,476,829	11,623,186
82,614,932	616,594,431	86,698,584	513,205,206	57,291,729	260,129,409	30,778,920	104,781,601
389,796,802	801,307,872	315,569,485	648,102,920	163,456,035	322,985,208	71,776,515	127,344,168

(28,881)	(14,037)	(15,129)	(7,741)	(15,902)	(7,680)	(10,698)	(7,924)
(6,339,340)	(3,589,833)	(4,374,389)	(2,435,974)	(2,469,848)	(1,176,582)	(828,467)	(351,954)
(138,161,083)	(71,073,943)	(107,879,742)	(53,020,684)	(58,177,790)	(24,606,427)	(22,926,985)	(8,843,631)
(21,129,752)	(11,619,998)	(14,695,039)	(7,770,079)	(7,402,119)	(3,385,358)	(2,647,674)	(1,109,516)
(165,659,056)	(86,297,811)	(126,964,299)	(63,234,478)	(68,065,659)	(29,176,047)	(26,413,824)	(10,313,025)

290,731,183	345,097,825	260,131,714	311,291,710	215,374,673	238,774,681	170,143,384	173,144,011
165,518,216	86,151,403	126,886,622	63,200,612	67,956,803	29,103,903	26,263,851	10,259,051
(765,035,736)	(648,559,949)	(578,892,864)	(519,282,102)	(290,244,704)	(261,084,816)	(125,358,077)	(93,812,271)
(308,786,337)	(217,310,721)	(191,874,528)	(144,789,780)	(6,913,228)	6,793,768	71,049,158	89,590,791
(84,648,591)	497,699,340	(3,269,342)	440,078,662	88,477,148	300,602,929	116,411,849	206,621,934
4,447,242,431	3,949,543,091	3,505,834,075	3,065,755,413	1,766,248,561	1,465,645,632	734,710,348	528,088,414
$4,362,593,840	$4,447,242,431	$3,502,564,733	$3,505,834,075	$1,854,725,709	$1,766,248,561	$851,122,197	$734,710,348

Statement of Changes in Net Assets (continued)

	Lifecycle 2065	Year Ended
	Year Ended	5/31/24
	5/31/25

OPERATIONS
Net investment income (loss)	$2,097,686	$1,087,895
Net realized gain (loss)	3,118,214	1,368,578
Net change in unrealized appreciation (depreciation)	4,943,935	10,796,854
Net increase (decrease) in net assets from operations	10,159,835	13,253,327
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class I	(4,065)	(9,894)
Premier Class	(150,235)	(47,168)
Class R6	(2,730,931)	(746,406)
Retirement Class	(482,116)	(142,051)
Total distributions	(3,367,347)	(945,519)
FUND SHARE TRANSACTIONS
Subscriptions	70,752,055	52,453,040
Reinvestments of distributions	3,365,436	857,443
Redemptions	(31,948,510)	(16,803,139)
Net increase (decrease) from Fund share transactions	42,168,981	36,507,344
Net increase (decrease) in net assets	48,961,469	48,815,152
Net assets at the beginning of period	90,936,844	42,121,692
Net assets at the end of period	$139,898,313	$90,936,844

32	See Notes to Financial Statements

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Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions

	Net Asset	Net						Net Asset
	Value,	Investment	Net Realized/		From Net	From Net		Value,
	Beginning	Income	Unrealized		Investment	Realized		End of
	of Period	(Loss)(a)	Gain (Loss)(b)	Total	Income	Gains	Total	Period
Lifecycle Retirement Income
Class A:
5/31/25	$11.11	$0.38	$0.40	$0.78	$(0.34)	$(0.03)	$(0.37)	$11.52
5/31/24	10.42	0.32	0.72	1.04	(0.35)	—	(0.35)	11.11
5/31/23	11.12	0.36	(0.46)	(0.10)	(0.28)	(0.32)	(0.60)	10.42
5/31/22	12.79	0.26	(1.02)	(0.76)	(0.35)	(0.56)	(0.91)	11.12
5/31/21	11.51	0.20	1.75	1.95	(0.28)	(0.39)	(0.67)	12.79
Class I:
5/31/25	11.13	0.41	0.39	0.80	(0.36)	(0.03)	(0.39)	11.54
5/31/24	10.44	0.34	0.72	1.06	(0.37)	—	(0.37)	11.13
5/31/23	11.14	0.41	(0.49)	(0.08)	(0.30)	(0.32)	(0.62)	10.44
5/31/22	12.81	0.30	(1.04)	(0.74)	(0.37)	(0.56)	(0.93)	11.14
5/31/21	11.52	0.20	1.78	1.98	(0.30)	(0.39)	(0.69)	12.81
Premier Class:
5/31/25	11.12	0.40	0.39	0.79	(0.35)	(0.03)	(0.38)	11.53
5/31/24	10.43	0.33	0.72	1.05	(0.36)	—	(0.36)	11.12
5/31/23	11.13	0.37	(0.46)	(0.09)	(0.29)	(0.32)	(0.61)	10.43
5/31/22	12.80	0.27	(1.01)	(0.74)	(0.37)	(0.56)	(0.93)	11.13
5/31/21	11.51	0.21	1.76	1.97	(0.29)	(0.39)	(0.68)	12.80
Class R6:
5/31/25	11.13	0.42	0.39	0.81	(0.37)	(0.03)	(0.40)	11.54
5/31/24	10.44	0.35	0.72	1.07	(0.38)	—	(0.38)	11.13
5/31/23	11.14	0.39	(0.46)	(0.07)	(0.31)	(0.32)	(0.63)	10.44
5/31/22	12.81	0.29	(1.02)	(0.73)	(0.38)	(0.56)	(0.94)	11.14
5/31/21	11.52	0.23	1.76	1.99	(0.31)	(0.39)	(0.70)	12.81
Retirement Class:
5/31/25	11.10	0.38	0.40	0.78	(0.34)	(0.03)	(0.37)	11.51
5/31/24	10.41	0.32	0.72	1.04	(0.35)	—	(0.35)	11.10
5/31/23	11.11	0.36	(0.46)	(0.10)	(0.28)	(0.32)	(0.60)	10.41
5/31/22	12.78	0.26	(1.02)	(0.76)	(0.35)	(0.56)	(0.91)	11.11
5/31/21	11.49	0.20	1.76	1.96	(0.28)	(0.39)	(0.67)	12.78

(a)	Based on average shares outstanding.
(b)	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(d)

The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.

34	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets

	Net Assets,			Net	Portfolio
Total	End of	Gross	Net	Investment	Turnover
Return(c)	Period (000)	Expenses(d)	Expenses(d)	Income (Loss)(d)	Rate

7.11%	$122,877	0.75%	0.53%	3.35%	13%
10.19	124,235	0.74	0.53	3.00	12
(0.69)	123,946	0.72	0.52	3.43	19
(6.49)	131,167	0.70	0.51	2.10	28
17.31	144,030	0.71	0.54	1.62	41

7.31	184	0.52	0.33	3.61	13
10.36	337	0.54	0.36	3.16	12
(0.50)	317	0.52	0.35	3.86	19
(6.33)	609	0.50	0.34	2.44	28
17.57	596	0.52	0.38	1.63	41

7.21	7,624	0.61	0.43	3.50	13
10.29	9,940	0.61	0.43	3.09	12
(0.58)	15,207	0.59	0.42	3.55	19
(6.40)	17,624	0.58	0.41	2.17	28
17.51	19,161	0.58	0.44	1.71	41

7.37	141,910	0.46	0.27	3.64	13
10.45	156,206	0.46	0.28	3.25	12
(0.42)	171,457	0.44	0.27	3.72	19
(6.25)	222,227	0.43	0.26	2.37	28
17.67	244,923	0.43	0.29	1.87	41

7.12	120,193	0.71	0.53	3.36	13
10.20	127,984	0.71	0.53	3.00	12
(0.68)	133,676	0.69	0.52	3.45	19
(6.49)	157,609	0.68	0.50	2.11	28
17.43	200,300	0.68	0.54	1.61	41

See Notes to Financial Statements	35

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions

	Net Asset	Net						Net Asset
	Value,	Investment	Net Realized/		From Net	From Net		Value,
	Beginning	Income	Unrealized		Investment	Realized		End of
	of Period	(Loss)(a)	Gain (Loss)(b)	Total	Income	Gains	Total	Period
Lifecycle 2010
Class I:
5/31/25	$10.13	$0.37	$0.37	$0.74	$(0.37)	$(0.22)	$(0.59)	$10.28
5/31/24	9.55	0.32	0.65	0.97	(0.39)	—	(0.39)	10.13
5/31/23	10.32	0.36	(0.42)	(0.06)	(0.36)	(0.35)	(0.71)	9.55
5/31/22	12.22	0.26	(0.93)	(0.67)	(0.40)	(0.83)	(1.23)	10.32
5/31/21	11.30	0.22	1.71	1.93	(0.33)	(0.68)	(1.01)	12.22
Premier Class:
5/31/25	10.08	0.36	0.37	0.73	(0.37)	(0.22)	(0.59)	10.22
5/31/24	9.50	0.31	0.65	0.96	(0.38)	—	(0.38)	10.08
5/31/23	10.27	0.34	(0.41)	(0.07)	(0.35)	(0.35)	(0.70)	9.50
5/31/22	12.17	0.25	(0.94)	(0.69)	(0.38)	(0.83)	(1.21)	10.27
5/31/21	11.24	0.20	1.73	1.93	(0.32)	(0.68)	(1.00)	12.17
Class R6:
5/31/25	10.10	0.37	0.38	0.75	(0.39)	(0.22)	(0.61)	10.24
5/31/24	9.53	0.32	0.65	0.97	(0.40)	—	(0.40)	10.10
5/31/23	10.29	0.36	(0.41)	(0.05)	(0.36)	(0.35)	(0.71)	9.53
5/31/22	12.20	0.27	(0.94)	(0.67)	(0.41)	(0.83)	(1.24)	10.29
5/31/21	11.27	0.22	1.73	1.95	(0.34)	(0.68)	(1.02)	12.20
Retirement Class:
5/31/25	12.79	0.45	0.46	0.91	(0.35)	(0.22)	(0.57)	13.13
5/31/24	11.96	0.38	0.82	1.20	(0.37)	—	(0.37)	12.79
5/31/23	12.73	0.41	(0.50)	(0.09)	(0.33)	(0.35)	(0.68)	11.96
5/31/22	14.80	0.30	(1.17)	(0.87)	(0.37)	(0.83)	(1.20)	12.73
5/31/21	13.48	0.23	2.07	2.30	(0.30)	(0.68)	(0.98)	14.80

(a)	Based on average shares outstanding.
(b)	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)	Total returns are not annualized.
(d)

The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.

36	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets

	Net Assets,			Net	Portfolio
Total	End of	Gross	Net	Investment	Turnover
Return(c)	Period (000)	Expenses(d)	Expenses(d)	Income (Loss)(d)	Rate

7.37%	$90	0.51%	0.32%	3.55%	13%
10.33	157	0.50	0.32	3.25	14
(0.42)	146	0.50	0.32	3.69	18
(6.32)	177	0.48	0.33	2.29	21
17.57	164	0.49	0.36	1.81	38

7.26	27,069	0.59	0.41	3.46	13
10.27	34,029	0.59	0.41	3.17	14
(0.50)	40,794	0.57	0.39	3.53	18
(6.45)	50,141	0.56	0.41	2.16	21
17.62	77,845	0.57	0.44	1.70	38

7.43	476,783	0.44	0.26	3.63	13
10.31	534,127	0.44	0.26	3.30	14
(0.23)	570,203	0.42	0.24	3.66	18
(6.34)	700,875	0.41	0.26	2.34	21
17.75	836,684	0.42	0.29	1.84	38

7.14	184,800	0.69	0.51	3.41	13
10.11	236,153	0.69	0.51	3.05	14
(0.54)	245,451	0.67	0.49	3.42	18
(6.56)	290,686	0.66	0.51	2.09	21
17.45	368,266	0.67	0.54	1.62	38

See Notes to Financial Statements	37

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)(b)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Lifecycle 2015
Class I:
5/31/25	$9.06	$0.33	$0.33	$0.66	$(0.33)	$(0.06)	$(0.39)	$9.33
5/31/24	8.49	0.29	0.61	0.90	(0.33)	—	(0.33)	9.06
5/31/23	9.17	0.30	(0.37)	(0.07)	(0.27)	(0.34)	(0.61)	8.49
5/31/22	10.81	0.22	(0.86)	(0.64)	(0.35)	(0.65)	(1.00)	9.17
5/31/21	9.61	0.18	1.67	1.85	(0.29)	(0.36)	(0.65)	10.81
Premier Class:
5/31/25	9.02	0.32	0.33	0.65	(0.33)	(0.06)	(0.39)	9.28
5/31/24	8.46	0.27	0.61	0.88	(0.32)	—	(0.32)	9.02
5/31/23	9.14	0.30	(0.37)	(0.07)	(0.27)	(0.34)	(0.61)	8.46
5/31/22	10.76	0.21	(0.84)	(0.63)	(0.34)	(0.65)	(0.99)	9.14
5/31/21	9.57	0.17	1.66	1.83	(0.28)	(0.36)	(0.64)	10.76
Class R6:
5/31/25	9.07	0.34	0.32	0.66	(0.34)	(0.06)	(0.40)	9.33
5/31/24	8.50	0.28	0.62	0.90	(0.33)	—	(0.33)	9.07
5/31/23	9.18	0.31	(0.37)	(0.06)	(0.28)	(0.34)	(0.62)	8.50
5/31/22	10.81	0.23	(0.85)	(0.62)	(0.36)	(0.65)	(1.01)	9.18
5/31/21	9.62	0.19	1.66	1.85	(0.30)	(0.36)	(0.66)	10.81
Retirement Class:
5/31/25	12.17	0.43	0.44	0.87	(0.31)	(0.06)	(0.37)	12.67
5/31/24	11.30	0.35	0.83	1.18	(0.31)	—	(0.31)	12.17
5/31/23	11.99	0.38	(0.48)	(0.10)	(0.25)	(0.34)	(0.59)	11.30
5/31/22	13.82	0.27	(1.12)	(0.85)	(0.33)	(0.65)	(0.98)	11.99
5/31/21	12.13	0.21	2.11	2.32	(0.27)	(0.36)	(0.63)	13.82

(a)	Based on average shares outstanding.
(b)	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)	Total returns are not annualized.
(d)

The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.

38	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(c)	Net Assets, End of Period (000)	Gross Expenses(d)	Net Expenses(d)	Net Investment Income (Loss)(d)	Portfolio Turnover Rate

7.40%	$278	0.46%	0.32%	3.56%	11%
10.74	355	0.47	0.28	3.26	13
(0.52)	381	0.53	0.38	3.49	18
(6.61)	390	0.52	0.38	2.15	20
19.60	255	0.52	0.39	1.75	36

7.27	39,085	0.58	0.43	3.44	11
10.56	42,131	0.58	0.39	3.11	13
(0.57)	56,724	0.57	0.42	3.48	18
(6.54)	71,144	0.56	0.42	2.06	20
19.47	116,117	0.57	0.44	1.67	36

7.40	679,851	0.43	0.28	3.62	11
10.82	782,265	0.43	0.24	3.25	13
(0.39)	831,507	0.42	0.27	3.61	18
(6.43)	1,005,382	0.41	0.27	2.25	20
19.56	1,217,691	0.42	0.29	1.83	36

7.21	262,910	0.68	0.53	3.40	11
10.52	333,364	0.68	0.49	2.99	13
(0.66)	339,003	0.67	0.52	3.36	18
(6.73)	393,955	0.66	0.52	2.01	20
19.34	500,838	0.67	0.54	1.60	36

See Notes to Financial Statements	39

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)(b)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Lifecycle 2020
Class I:
5/31/25	$9.45	$0.31	$0.39	$0.70	$(0.33)	$(0.13)	$(0.46)	$9.69
5/31/24	8.77	0.28	0.73	1.01	(0.33)	—	(0.33)	9.45
5/31/23	9.47	0.30	(0.35)	(0.05)	(0.27)	(0.38)	(0.65)	8.77
5/31/22	11.25	0.21	(0.90)	(0.69)	(0.37)	(0.72)	(1.09)	9.47
5/31/21	9.89	0.14	1.94	2.08	(0.31)	(0.41)	(0.72)	11.25
Premier Class:
5/31/25	9.44	0.32	0.37	0.69	(0.33)	(0.13)	(0.46)	9.67
5/31/24	8.75	0.27	0.74	1.01	(0.32)	—	(0.32)	9.44
5/31/23	9.45	0.29	(0.35)	(0.06)	(0.26)	(0.38)	(0.64)	8.75
5/31/22	11.23	0.21	(0.92)	(0.71)	(0.35)	(0.72)	(1.07)	9.45
5/31/21	9.87	0.18	1.89	2.07	(0.30)	(0.41)	(0.71)	11.23
Class R6:
5/31/25	9.46	0.34	0.38	0.72	(0.35)	(0.13)	(0.48)	9.70
5/31/24	8.77	0.28	0.74	1.02	(0.33)	—	(0.33)	9.46
5/31/23	9.48	0.31	(0.37)	(0.06)	(0.27)	(0.38)	(0.65)	8.77
5/31/22	11.26	0.23	(0.91)	(0.68)	(0.38)	(0.72)	(1.10)	9.48
5/31/21	9.89	0.20	1.90	2.10	(0.32)	(0.41)	(0.73)	11.26
Retirement Class:
5/31/25	13.12	0.44	0.52	0.96	(0.31)	(0.13)	(0.44)	13.64
5/31/24	12.05	0.36	1.01	1.37	(0.30)	—	(0.30)	13.12
5/31/23	12.75	0.39	(0.47)	(0.08)	(0.24)	(0.38)	(0.62)	12.05
5/31/22	14.78	0.27	(1.24)	(0.97)	(0.34)	(0.72)	(1.06)	12.75
5/31/21	12.79	0.22	2.46	2.68	(0.28)	(0.41)	(0.69)	14.78

(a)	Based on average shares outstanding.
(b)	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)	Total returns are not annualized.
(d)

The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.

40	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(c)	Net Assets, End of Period (000)	Gross Expenses(d)	Net Expenses(d)	Net Investment Income (Loss)(d)	Portfolio Turnover Rate

7.52%	$348	0.47%	0.33%	3.23%	11%
11.65	520	0.51	0.35	3.10	12
(0.32)	695	0.50	0.36	3.33	18
(6.93)	498	0.46	0.32	1.91	22
21.43	726	0.48	0.35	1.26	38

7.39	81,189	0.57	0.43	3.32	11
11.68	93,230	0.58	0.41	2.97	12
(0.42)	141,676	0.57	0.42	3.31	18
(7.06)	165,761	0.55	0.42	1.96	22
21.37	252,876	0.57	0.45	1.66	38

7.66	1,558,875	0.42	0.28	3.49	11
11.86	1,821,625	0.43	0.26	3.11	12
(0.36)	1,921,359	0.41	0.27	3.45	18
(6.86)	2,303,415	0.40	0.27	2.15	22
21.61	2,712,681	0.42	0.29	1.82	38

7.36	461,466	0.67	0.53	3.27	11
11.50	599,239	0.68	0.51	2.86	12
(0.47)	642,436	0.67	0.52	3.21	18
(7.17)	764,245	0.65	0.52	1.89	22
21.27	993,670	0.67	0.55	1.59	38

See Notes to Financial Statements	41

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)(b)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Lifecycle 2025
Class I:
5/31/25	$9.94	$0.33	$0.43	$0.76	$(0.33)	$(0.18)	$(0.51)	$10.19
5/31/24	9.09	0.28	0.88	1.16	(0.31)	—	(0.31)	9.94
5/31/23	9.85	0.27	(0.31)	(0.04)	(0.26)	(0.46)	(0.72)	9.09
5/31/22	11.75	0.22	(0.98)	(0.76)	(0.38)	(0.76)	(1.14)	9.85
5/31/21	10.03	0.15	2.31	2.46	(0.31)	(0.43)	(0.74)	11.75
Premier Class:
5/31/25	9.89	0.32	0.43	0.75	(0.32)	(0.18)	(0.50)	10.14
5/31/24	9.05	0.26	0.89	1.15	(0.31)	—	(0.31)	9.89
5/31/23	9.80	0.28	(0.32)	(0.04)	(0.25)	(0.46)	(0.71)	9.05
5/31/22	11.70	0.21	(0.98)	(0.77)	(0.37)	(0.76)	(1.13)	9.80
5/31/21	9.99	0.18	2.25	2.43	(0.29)	(0.43)	(0.72)	11.70
Class R6:
5/31/25	9.95	0.34	0.42	0.76	(0.34)	(0.18)	(0.52)	10.19
5/31/24	9.09	0.28	0.90	1.18	(0.32)	—	(0.32)	9.95
5/31/23	9.85	0.30	(0.34)	(0.04)	(0.26)	(0.46)	(0.72)	9.09
5/31/22	11.76	0.23	(0.99)	(0.76)	(0.39)	(0.76)	(1.15)	9.85
5/31/21	10.04	0.19	2.27	2.46	(0.31)	(0.43)	(0.74)	11.76
Retirement Class:
5/31/25	14.01	0.45	0.59	1.04	(0.30)	(0.18)	(0.48)	14.57
5/31/24	12.69	0.36	1.25	1.61	(0.29)	—	(0.29)	14.01
5/31/23	13.44	0.38	(0.44)	(0.06)	(0.23)	(0.46)	(0.69)	12.69
5/31/22	15.63	0.26	(1.35)	(1.09)	(0.34)	(0.76)	(1.10)	13.44
5/31/21	13.14	0.22	2.97	3.19	(0.27)	(0.43)	(0.70)	15.63

(a)	Based on average shares outstanding.
(b)	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)	Total returns are not annualized.
(d)

The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.

42	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(c)	Net Assets, End of Period (000)	Gross Expenses(d)	Net Expenses(d)	Net Investment Income (Loss)(d)	Portfolio Turnover Rate

7.74%	$651	0.45%	0.31%	3.28%	12%
13.00	773	0.50	0.35	2.92	13
(0.21)	855	0.51	0.36	2.99	20
(7.32)	391	0.48	0.34	1.93	25
24.93	553	0.49	0.36	1.35	40
7.71	134,870	0.57	0.43	3.18	12
12.84	161,319	0.58	0.43	2.80	13

(0.20)	221,273	0.57	0.42	3.09	20
(7.44)	236,147	0.55	0.42	1.83	25
24.80	336,773	0.58	0.45	1.59	40
7.73	2,626,444	0.42	0.28	3.32	12
13.20	2,940,148	0.43	0.28	2.94	13

(0.14)	2,939,672	0.42	0.27	3.23	20
(7.33)	3,488,042	0.40	0.27	2.01	25
24.96	3,909,833	0.43	0.30	1.76	40
7.48	605,527	0.67	0.53	3.12	12
12.79	813,651	0.68	0.53	2.69	13

(0.30)	845,520	0.67	0.52	3.00	20
(7.55)	973,393	0.65	0.52	1.75	25
24.64	1,217,409	0.68	0.55	1.52	40

See Notes to Financial Statements	43

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)(b)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Lifecycle 2030
Class I:
5/31/25	$10.25	$0.32	$0.51	$0.83	$(0.31)	$(0.19)	$(0.50)	$10.58
5/31/24	9.20	0.25	1.09	1.34	(0.29)	—	(0.29)	10.25
5/31/23	9.97	0.26	(0.29)	(0.03)	(0.23)	(0.51)	(0.74)	9.20
5/31/22	12.01	0.21	(1.03)	(0.82)	(0.39)	(0.83)	(1.22)	9.97
5/31/21	10.01	0.18	2.60	2.78	(0.31)	(0.47)	(0.78)	12.01
Premier Class:
5/31/25	10.19	0.30	0.51	0.81	(0.30)	(0.19)	(0.49)	10.51
5/31/24	9.14	0.25	1.08	1.33	(0.28)	—	(0.28)	10.19
5/31/23	9.91	0.26	(0.30)	(0.04)	(0.22)	(0.51)	(0.73)	9.14
5/31/22	11.95	0.19	(1.02)	(0.83)	(0.38)	(0.83)	(1.21)	9.91
5/31/21	9.96	0.17	2.59	2.76	(0.30)	(0.47)	(0.77)	11.95
Class R6:
5/31/25	10.26	0.32	0.51	0.83	(0.32)	(0.19)	(0.51)	10.58
5/31/24	9.20	0.26	1.10	1.36	(0.30)	—	(0.30)	10.26
5/31/23	9.97	0.28	(0.30)	(0.02)	(0.24)	(0.51)	(0.75)	9.20
5/31/22	12.01	0.21	(1.02)	(0.81)	(0.40)	(0.83)	(1.23)	9.97
5/31/21	10.01	0.19	2.60	2.79	(0.32)	(0.47)	(0.79)	12.01
Retirement Class:
5/31/25	14.88	0.44	0.73	1.17	(0.28)	(0.19)	(0.47)	15.58
5/31/24	13.22	0.34	1.58	1.92	(0.26)	—	(0.26)	14.88
5/31/23	13.98	0.36	(0.41)	(0.05)	(0.20)	(0.51)	(0.71)	13.22
5/31/22	16.36	0.25	(1.44)	(1.19)	(0.36)	(0.83)	(1.19)	13.98
5/31/21	13.39	0.22	3.51	3.73	(0.29)	(0.47)	(0.76)	16.36

(a)	Based on average shares outstanding.
(b)	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)	Total returns are not annualized.
(d)

The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.

44	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(c)	Net Assets, End of Period (000)	Gross Expenses(d)	Net Expenses(d)	Net Investment Income (Loss)(d)	Portfolio Turnover Rate

8.16%	$840	0.45%	0.30%	3.02%	13%
14.76	853	0.51	0.37	2.57	14
0.09	597	0.50	0.34	2.77	22
(7.71)	497	0.46	0.31	1.88	26
28.41	520	0.50	0.37	1.65	41

8.04	184,117	0.58	0.43	2.90	13
14.75	199,927	0.58	0.44	2.56	14
(0.01)	246,776	0.57	0.42	2.84	22
(7.87)	265,245	0.56	0.41	1.66	26
28.35	369,690	0.58	0.45	1.52	41

8.16	3,434,340	0.43	0.28	3.06	13
14.95	3,630,602	0.43	0.29	2.70	14
0.15	3,405,403	0.42	0.27	2.97	22
(7.66)	3,872,654	0.41	0.26	1.86	26
28.49	4,216,718	0.43	0.30	1.69	41

7.89	745,870	0.68	0.53	2.85	13
14.66	921,422	0.68	0.54	2.45	14
(0.10)	899,081	0.67	0.52	2.74	22
(7.94)	1,008,369	0.66	0.51	1.60	26
28.25	1,254,456	0.68	0.55	1.46	41

See Notes to Financial Statements	45

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)(b)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Lifecycle 2035
Class I:
5/31/25	$10.63	$0.30	$0.59	$0.89	$(0.29)	$(0.19)	$(0.48)	$11.04
5/31/24	9.33	0.23	1.34	1.57	(0.27)	—	(0.27)	10.63
5/31/23	10.12	0.24	(0.23)	0.01	(0.21)	(0.59)	(0.80)	9.33
5/31/22	12.35	0.19	(1.07)	(0.88)	(0.41)	(0.94)	(1.35)	10.12
5/31/21	10.06	0.18	2.96	3.14	(0.31)	(0.54)	(0.85)	12.35
Premier Class:
5/31/25	10.61	0.29	0.59	0.88	(0.28)	(0.19)	(0.47)	11.02
5/31/24	9.31	0.23	1.33	1.56	(0.26)	—	(0.26)	10.61
5/31/23	10.10	0.24	(0.24)	—	(0.20)	(0.59)	(0.79)	9.31
5/31/22	12.33	0.18	(1.07)	(0.89)	(0.40)	(0.94)	(1.34)	10.10
5/31/21	10.04	0.17	2.96	3.13	(0.30)	(0.54)	(0.84)	12.33
Class R6:
5/31/25	10.65	0.31	0.59	0.90	(0.30)	(0.19)	(0.49)	11.06
5/31/24	9.35	0.24	1.34	1.58	(0.28)	—	(0.28)	10.65
5/31/23	10.13	0.25	(0.22)	0.03	(0.22)	(0.59)	(0.81)	9.35
5/31/22	12.37	0.20	(1.08)	(0.88)	(0.42)	(0.94)	(1.36)	10.13
5/31/21	10.07	0.19	2.97	3.16	(0.32)	(0.54)	(0.86)	12.37
Retirement Class:
5/31/25	15.95	0.43	0.88	1.31	(0.26)	(0.19)	(0.45)	16.81
5/31/24	13.88	0.33	1.98	2.31	(0.24)	—	(0.24)	15.95
5/31/23	14.63	0.34	(0.32)	0.02	(0.18)	(0.59)	(0.77)	13.88
5/31/22	17.27	0.24	(1.56)	(1.32)	(0.38)	(0.94)	(1.32)	14.63
5/31/21	13.78	0.22	4.09	4.31	(0.28)	(0.54)	(0.82)	17.27

(a)	Based on average shares outstanding.
(b)	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)	Total returns are not annualized.
(d)

The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.

46	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(c)	Net Assets, End of Period (000)	Gross Expenses(d)	Net Expenses(d)	Net Investment Income (Loss)(d)	Portfolio Turnover Rate

8.41%	$878	0.46%	0.30%	2.76%	14%
17.03	918	0.54	0.38	2.35	14
0.46	597	0.52	0.36	2.58	25
(8.20)	447	0.49	0.34	1.64	27
32.02	472	0.52	0.39	1.56	44

8.36	198,432	0.58	0.42	2.64	14
16.98	215,181	0.59	0.43	2.29	14
0.39	264,692	0.58	0.41	2.55	25
(8.29)	277,894	0.56	0.40	1.52	27
31.99	396,128	0.59	0.45	1.46	44

8.51	3,879,694	0.43	0.27	2.80	14
17.10	3,987,848	0.44	0.28	2.46	14
0.66	3,634,034	0.43	0.26	2.68	25
(8.19)	4,103,430	0.41	0.25	1.72	27
32.19	4,468,950	0.44	0.30	1.63	44

8.21	756,169	0.68	0.52	2.59	14
16.78	910,652	0.69	0.53	2.19	14
0.38	853,592	0.68	0.51	2.46	25
(8.42)	923,818	0.66	0.50	1.46	27
31.86	1,157,175	0.69	0.55	1.40	44

See Notes to Financial Statements	47

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)(b)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Lifecycle 2040
Class I:
5/31/25	$10.89	$0.29	$0.68	$0.97	$(0.26)	$(0.21)	$(0.47)	$11.39
5/31/24	9.34	0.21	1.59	1.80	(0.25)	—	(0.25)	10.89
5/31/23	10.11	0.21	(0.15)	0.06	(0.18)	(0.65)	(0.83)	9.34
5/31/22	12.51	0.18	(1.10)	(0.92)	(0.43)	(1.05)	(1.48)	10.11
5/31/21	9.98	0.17	3.30	3.47	(0.32)	(0.62)	(0.94)	12.51
Premier Class:
5/31/25	10.86	0.25	0.70	0.95	(0.25)	(0.21)	(0.46)	11.35
5/31/24	9.32	0.20	1.58	1.78	(0.24)	—	(0.24)	10.86
5/31/23	10.09	0.21	(0.16)	0.05	(0.17)	(0.65)	(0.82)	9.32
5/31/22	12.48	0.17	(1.09)	(0.92)	(0.42)	(1.05)	(1.47)	10.09
5/31/21	9.95	0.15	3.31	3.46	(0.31)	(0.62)	(0.93)	12.48
Class R6:
5/31/25	10.90	0.27	0.71	0.98	(0.27)	(0.21)	(0.48)	11.40
5/31/24	9.35	0.22	1.59	1.81	(0.26)	—	(0.26)	10.90
5/31/23	10.12	0.23	(0.17)	0.06	(0.18)	(0.65)	(0.83)	9.35
5/31/22	12.52	0.19	(1.10)	(0.91)	(0.44)	(1.05)	(1.49)	10.12
5/31/21	9.99	0.18	3.30	3.48	(0.33)	(0.62)	(0.95)	12.52
Retirement Class:
5/31/25	17.01	0.39	1.10	1.49	(0.23)	(0.21)	(0.44)	18.06
5/31/24	14.46	0.30	2.47	2.77	(0.22)	—	(0.22)	17.01
5/31/23	15.18	0.32	(0.25)	0.07	(0.14)	(0.65)	(0.79)	14.46
5/31/22	18.04	0.24	(1.66)	(1.42)	(0.39)	(1.05)	(1.44)	15.18
5/31/21	14.05	0.21	4.69	4.90	(0.29)	(0.62)	(0.91)	18.04

(a)	Based on average shares outstanding.
(b)	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)	Total returns are not annualized.
(d)

The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.

48	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(c)	Net Assets, End of Period (000)	Gross Expenses(d)	Net Expenses(d)	Net Investment Income (Loss)(d)	Portfolio Turnover Rate

8.93%	$320	0.47%	0.29%	2.57%	14%
19.49	591	0.54	0.36	2.07	13
1.04	367	0.52	0.33	2.27	26
(8.55)	239	0.48	0.31	1.53	29
35.84	305	0.51	0.37	1.48	46

8.80	226,681	0.59	0.41	2.27	14
19.32	249,804	0.59	0.42	2.00	13
0.94	305,164	0.58	0.40	2.28	26
(8.57)	314,758	0.56	0.39	1.44	29
35.81	441,951	0.59	0.45	1.36	46

9.03	4,806,853	0.44	0.26	2.45	14
19.56	4,859,805	0.44	0.27	2.17	13
1.11	4,401,861	0.43	0.25	2.42	26
(8.47)	4,851,096	0.41	0.24	1.61	29
35.87	5,311,332	0.44	0.29	1.54	46

8.74	892,315	0.69	0.51	2.23	14
19.27	1,057,099	0.69	0.52	1.90	13
0.79	991,507	0.68	0.50	2.20	26
(8.67)	1,085,996	0.66	0.49	1.36	29
35.59	1,391,417	0.69	0.55	1.31	46

See Notes to Financial Statements	49

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)(b)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Lifecycle 2045
Class I:
5/31/25	$13.86	$0.33	$0.95	$1.28	$(0.28)	$(0.26)	$(0.54)	$14.60
5/31/24	11.69	0.24	2.19	2.43	(0.26)	—	(0.26)	13.86
5/31/23	12.61	0.19	(0.12)	0.07	(0.19)	(0.80)	(0.99)	11.69
5/31/22	15.57	0.23	(1.40)	(1.17)	(0.52)	(1.27)	(1.79)	12.61
5/31/21	11.99	0.22	4.41	4.63	(0.35)	(0.70)	(1.05)	15.57
Premier Class:
5/31/25	13.79	0.29	0.96	1.25	(0.27)	(0.26)	(0.53)	14.51
5/31/24	11.62	0.23	2.19	2.42	(0.25)	—	(0.25)	13.79
5/31/23	12.54	0.24	(0.18)	0.06	(0.18)	(0.80)	(0.98)	11.62
5/31/22	15.49	0.20	(1.38)	(1.18)	(0.50)	(1.27)	(1.77)	12.54
5/31/21	11.93	0.18	4.42	4.60	(0.34)	(0.70)	(1.04)	15.49
Class R6:
5/31/25	13.87	0.31	0.98	1.29	(0.30)	(0.26)	(0.56)	14.60
5/31/24	11.69	0.25	2.20	2.45	(0.27)	—	(0.27)	13.87
5/31/23	12.61	0.26	(0.18)	0.08	(0.20)	(0.80)	(1.00)	11.69
5/31/22	15.57	0.22	(1.38)	(1.16)	(0.53)	(1.27)	(1.80)	12.61
5/31/21	11.98	0.20	4.45	4.65	(0.36)	(0.70)	(1.06)	15.57
Retirement Class:
5/31/25	13.72	0.28	0.96	1.24	(0.26)	(0.26)	(0.52)	14.44
5/31/24	11.57	0.21	2.18	2.39	(0.24)	—	(0.24)	13.72
5/31/23	12.48	0.23	(0.18)	0.05	(0.16)	(0.80)	(0.96)	11.57
5/31/22	15.43	0.18	(1.37)	(1.19)	(0.49)	(1.27)	(1.76)	12.48
5/31/21	11.89	0.17	4.39	4.56	(0.32)	(0.70)	(1.02)	15.43

(a)	Based on average shares outstanding.
(b)	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)	Total returns are not annualized.
(d)

The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.

50	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(c)	Net Assets, End of Period (000)	Gross Expenses(d)	Net Expenses(d)	Net Investment Income (Loss)(d)	Portfolio Turnover Rate

9.28%	$644	0.46%	0.27%	2.28%	15%
21.04	838	0.54	0.36	1.86	14
1.03	565	0.52	0.33	1.67	27
(8.67)	168	0.45	0.27	1.55	29
39.64	153	0.50	0.35	1.57	46

9.13	173,496	0.59	0.40	2.02	15
21.06	186,993	0.60	0.42	1.78	14
0.92	225,586	0.58	0.40	2.06	27
(8.77)	224,448	0.56	0.38	1.34	29
39.52	309,234	0.59	0.45	1.26	46

9.32	3,648,655	0.44	0.25	2.19	15
21.22	3,613,760	0.45	0.27	1.96	14
1.08	3,141,514	0.43	0.25	2.19	27
(8.63)	3,351,968	0.41	0.23	1.52	29
39.80	3,557,269	0.44	0.30	1.44	46

9.06	539,799	0.69	0.50	1.99	15
20.88	645,652	0.70	0.52	1.69	14
0.90	581,879	0.68	0.50	1.97	27
(8.89)	613,731	0.66	0.48	1.26	29
39.38	779,894	0.69	0.55	1.21	46

See Notes to Financial Statements	51

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)(b)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Lifecycle 2050
Class I:
5/31/25	$14.32	$0.28	$1.07	$1.35	$(0.28)	$(0.26)	$(0.54)	$15.13
5/31/24	11.98	0.24	2.36	2.60	(0.26)	—	(0.26)	14.32
5/31/23	12.89	0.23	(0.16)	0.07	(0.18)	(0.80)	(0.98)	11.98
5/31/22	15.82	0.13	(1.34)	(1.21)	(0.53)	(1.19)	(1.72)	12.89
5/31/21	12.04	0.14	4.63	4.77	(0.36)	(0.63)	(0.99)	15.82
Premier Class:
5/31/25	14.25	0.28	1.04	1.32	(0.27)	(0.26)	(0.53)	15.04
5/31/24	11.91	0.22	2.36	2.58	(0.24)	—	(0.24)	14.25
5/31/23	12.83	0.23	(0.18)	0.05	(0.17)	(0.80)	(0.97)	11.91
5/31/22	15.76	0.20	(1.42)	(1.22)	(0.52)	(1.19)	(1.71)	12.83
5/31/21	12.00	0.18	4.55	4.73	(0.34)	(0.63)	(0.97)	15.76
Class R6:
5/31/25	14.31	0.31	1.05	1.36	(0.29)	(0.26)	(0.55)	15.12
5/31/24	11.97	0.24	2.37	2.61	(0.27)	—	(0.27)	14.31
5/31/23	12.89	0.25	(0.18)	0.07	(0.19)	(0.80)	(0.99)	11.97
5/31/22	15.83	0.22	(1.42)	(1.20)	(0.55)	(1.19)	(1.74)	12.89
5/31/21	12.05	0.20	4.57	4.77	(0.36)	(0.63)	(0.99)	15.83
Retirement Class:
5/31/25	14.16	0.27	1.02	1.29	(0.25)	(0.26)	(0.51)	14.94
5/31/24	11.84	0.21	2.34	2.55	(0.23)	—	(0.23)	14.16
5/31/23	12.76	0.22	(0.18)	0.04	(0.16)	(0.80)	(0.96)	11.84
5/31/22	15.68	0.18	(1.40)	(1.22)	(0.51)	(1.19)	(1.70)	12.76
5/31/21	11.94	0.17	4.53	4.70	(0.33)	(0.63)	(0.96)	15.68

(a)	Based on average shares outstanding.
(b)	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)	Total returns are not annualized.
(d)

The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.

52	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(c)	Net Assets, End of Period (000)	Gross Expenses(d)	Net Expenses(d)	Net Investment Income (Loss)(d)	Portfolio Turnover Rate

9.44%	$530	0.47%	0.27%	1.92%	16%
21.89	458	0.52	0.33	1.82	15
1.00	331	0.50	0.31	1.90	26
(8.75)	580	0.49	0.30	0.93	27
40.56	395	0.49	0.33	0.96	43

9.27	126,595	0.60	0.40	1.88	16
21.90	137,821	0.60	0.41	1.69	15
0.89	163,684	0.59	0.39	1.97	26
(8.86)	159,978	0.56	0.37	1.34	27
40.35	205,713	0.60	0.44	1.25	43

9.54	2,970,304	0.45	0.25	2.07	16
21.99	2,901,702	0.45	0.26	1.87	15
1.06	2,485,183	0.44	0.24	2.09	26
(8.73)	2,529,399	0.41	0.22	1.49	27
40.55	2,626,383	0.45	0.29	1.43	43

9.15	405,136	0.70	0.50	1.85	16
21.76	465,853	0.70	0.51	1.60	15
0.79	416,557	0.69	0.49	1.88	26
(8.93)	439,910	0.66	0.47	1.22	27
40.27	549,874	0.70	0.54	1.19	43

See Notes to Financial Statements	53

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)(b)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Lifecycle 2055
Class I:
5/31/25	$16.99	$0.35	$1.27	$1.62	$(0.32)	$(0.34)	$(0.66)	$17.95
5/31/24	14.17	0.27	2.83	3.10	(0.28)	—	(0.28)	16.99
5/31/23	15.17	0.25	(0.16)	0.09	(0.22)	(0.87)	(1.09)	14.17
5/31/22	18.37	0.26	(1.69)	(1.43)	(0.62)	(1.15)	(1.77)	15.17
5/31/21	13.77	0.23	5.30	5.53	(0.40)	(0.53)	(0.93)	18.37
Premier Class:
5/31/25	16.92	0.32	1.27	1.59	(0.31)	(0.34)	(0.65)	17.86
5/31/24	14.11	0.26	2.82	3.08	(0.27)	—	(0.27)	16.92
5/31/23	15.11	0.27	(0.20)	0.07	(0.20)	(0.87)	(1.07)	14.11
5/31/22	18.30	0.23	(1.67)	(1.44)	(0.60)	(1.15)	(1.75)	15.11
5/31/21	13.72	0.20	5.29	5.49	(0.38)	(0.53)	(0.91)	18.30
Class R6:
5/31/25	17.00	0.36	1.26	1.62	(0.34)	(0.34)	(0.68)	17.94
5/31/24	14.17	0.29	2.83	3.12	(0.29)	—	(0.29)	17.00
5/31/23	15.18	0.29	(0.21)	0.08	(0.22)	(0.87)	(1.09)	14.17
5/31/22	18.38	0.26	(1.68)	(1.42)	(0.63)	(1.15)	(1.78)	15.18
5/31/21	13.77	0.23	5.32	5.55	(0.41)	(0.53)	(0.94)	18.38
Retirement Class:
5/31/25	16.91	0.31	1.25	1.56	(0.29)	(0.34)	(0.63)	17.84
5/31/24	14.09	0.24	2.84	3.08	(0.26)	—	(0.26)	16.91
5/31/23	15.10	0.26	(0.21)	0.05	(0.19)	(0.87)	(1.06)	14.09
5/31/22	18.29	0.21	(1.67)	(1.46)	(0.58)	(1.15)	(1.73)	15.10
5/31/21	13.71	0.19	5.29	5.48	(0.37)	(0.53)	(0.90)	18.29

(a)	Based on average shares outstanding.
(b)	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)	Total returns are not annualized.
(d)

The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.

54	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(c)	Net Assets, End of Period (000)	Gross Expenses(d)	Net Expenses(d)	Net Investment Income (Loss)(d)	Portfolio Turnover Rate

9.54%	$418	0.48%	0.28%	2.00%	19%
22.11	542	0.54	0.34	1.74	16
1.11	334	0.51	0.31	1.79	25
(8.78)	155	0.45	0.26	1.49	26
41.04	162	0.50	0.33	1.40	41

9.41	71,942	0.60	0.40	1.83	19
22.02	71,798	0.61	0.41	1.69	16
0.99	81,671	0.59	0.39	1.93	25
(8.86)	76,685	0.57	0.37	1.33	26
40.88	93,442	0.60	0.44	1.24	41

9.53	1,581,178	0.45	0.25	2.03	19
22.26	1,472,020	0.46	0.26	1.84	16
1.08	1,189,521	0.44	0.24	2.05	25
(8.73)	1,127,411	0.42	0.22	1.47	26
41.14	1,092,033	0.47	0.29	1.41	41

9.25	201,187	0.70	0.50	1.80	19
22.02	221,889	0.71	0.51	1.56	16
0.82	194,120	0.69	0.49	1.85	25
(8.97)	195,461	0.67	0.47	1.21	26
40.80	237,666	0.71	0.54	1.18	41

See Notes to Financial Statements	55

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)(b)	Total	From Net Investment Income	From Net Realized Gains		Total	Net Asset Value, End of Period
Lifecycle 2060
Class I:
5/31/25	$14.71	$0.31	$1.09	$1.40	$(0.26)	$(0.23)		$(0.49)	$15.62
5/31/24	12.21	0.23	2.49	2.72	(0.22)	(0.00	)(e)	(0.22)	14.71
5/31/23	12.95	0.22	(0.15)	0.07	(0.18)	(0.63)		(0.81)	12.21
5/31/22	15.35	0.22	(1.44)	(1.22)	(0.52)	(0.66)		(1.18)	12.95
5/31/21	11.35	0.17	4.46	4.63	(0.32)	(0.31)		(0.63)	15.35
Premier Class:
5/31/25	14.68	0.27	1.10	1.37	(0.25)	(0.23)		(0.48)	15.57
5/31/24	12.19	0.23	2.47	2.70	(0.21)	(0.00	)(e)	(0.21)	14.68
5/31/23	12.92	0.23	(0.16)	0.07	(0.17)	(0.63)		(0.80)	12.19
5/31/22	15.33	0.20	(1.44)	(1.24)	(0.51)	(0.66)		(1.17)	12.92
5/31/21	11.33	0.17	4.44	4.61	(0.30)	(0.31)		(0.61)	15.33
Class R6:
5/31/25	14.73	0.30	1.11	1.41	(0.28)	(0.23)		(0.51)	15.63
5/31/24	12.23	0.24	2.49	2.73	(0.23)	(0.00	)(e)	(0.23)	14.73
5/31/23	12.96	0.24	(0.15)	0.09	(0.19)	(0.63)		(0.82)	12.23
5/31/22	15.36	0.22	(1.43)	(1.21)	(0.53)	(0.66)		(1.19)	12.96
5/31/21	11.35	0.19	4.45	4.64	(0.32)	(0.31)		(0.63)	15.36
Retirement Class:
5/31/25	14.65	0.26	1.10	1.36	(0.24)	(0.23)		(0.47)	15.54
5/31/24	12.17	0.20	2.48	2.68	(0.20)	(0.00	)(e)	(0.20)	14.65
5/31/23	12.90	0.21	(0.15)	0.06	(0.16)	(0.63)		(0.79)	12.17
5/31/22	15.30	0.18	(1.43)	(1.25)	(0.49)	(0.66)		(1.15)	12.90
5/31/21	11.31	0.16	4.43	4.59	(0.29)	(0.31)		(0.60)	15.30

(a)	Based on average shares outstanding.
(b)	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)	Total returns are not annualized.
(d)

The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.

(e)	Value rounded to zero.

56	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(c)	Net Assets, End of Period (000)	Gross Expenses(d)	Net Expenses(d)	Net Investment Income (Loss)(d)	Portfolio Turnover Rate

9.54%	$353	0.52%	0.30%	2.00%	17%
22.46	530	0.56	0.35	1.75	15
1.02	397	0.55	0.31	1.85	24
(8.77)	208	0.51	0.28	1.48	26
41.50	241	0.54	0.34	1.25	40

9.40	29,013	0.62	0.40	1.79	17
22.33	26,358	0.63	0.41	1.70	15
1.01	23,600	0.62	0.39	1.90	24
(8.92)	19,013	0.60	0.37	1.39	26
41.44	18,792	0.64	0.44	1.25	40

9.59	730,799	0.47	0.25	1.99	17
22.51	620,377	0.48	0.26	1.80	15
1.16	436,209	0.47	0.24	2.00	24
(8.71)	364,640	0.45	0.22	1.48	26
41.61	313,864	0.49	0.29	1.39	40

9.31	90,958	0.72	0.50	1.73	17
22.17	87,446	0.73	0.51	1.51	15
0.90	67,883	0.72	0.49	1.78	24
(8.97)	60,036	0.70	0.47	1.22	26
41.31	63,880	0.74	0.54	1.16	40

See Notes to Financial Statements	57

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)(b)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Lifecycle 2065
Class I:
5/31/25	$12.49	$0.20	$1.00	$1.20	$(0.31)	$(0.18)	$(0.49)	$13.20
5/31/24	10.34	0.20	2.14	2.34	(0.18)	(0.01)	(0.19)	12.49
5/31/23	10.55	0.20	(0.11)	0.09	(0.15)	(0.15)	(0.30)	10.34
5/31/22	12.44	0.19	(1.21)	(1.02)	(0.55)	(0.32)	(0.87)	10.55
5/31/21(e)	10.00	0.13	2.60	2.73	(0.26)	(0.03)	(0.29)	12.44
Premier Class:
5/31/25	12.55	0.22	0.95	1.17	(0.19)	(0.18)	(0.37)	13.35
5/31/24	10.39	0.19	2.15	2.34	(0.17)	(0.01)	(0.18)	12.55
5/31/23	10.59	0.18	(0.10)	0.08	(0.13)	(0.15)	(0.28)	10.39
5/31/22	12.43	0.13	(1.13)	(1.00)	(0.52)	(0.32)	(0.84)	10.59
5/31/21(e)	10.00	0.12	2.60	2.72	(0.26)	(0.03)	(0.29)	12.43
Class R6:
5/31/25	12.74	0.25	0.96	1.21	(0.21)	(0.18)	(0.39)	13.56
5/31/24	10.53	0.20	2.20	2.40	(0.18)	(0.01)	(0.19)	12.74
5/31/23	10.74	0.19	(0.09)	0.10	(0.16)	(0.15)	(0.31)	10.53
5/31/22	12.45	0.17	(1.15)	(0.98)	(0.41)	(0.32)	(0.73)	10.74
5/31/21(e)	10.00	0.14	2.60	2.74	(0.26)	(0.03)	(0.29)	12.45
Retirement Class:
5/31/25	12.72	0.23	0.95	1.18	(0.18)	(0.18)	(0.36)	13.54
5/31/24	10.53	0.18	2.18	2.36	(0.16)	(0.01)	(0.17)	12.72
5/31/23	10.73	0.17	(0.09)	0.08	(0.13)	(0.15)	(0.28)	10.53
5/31/22	12.42	0.10	(1.07)	(0.97)	(0.40)	(0.32)	(0.72)	10.73
5/31/21(e)	10.00	0.12	2.58	2.70	(0.25)	(0.03)	(0.28)	12.42

(a)	Based on average shares outstanding.
(b)	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)	Total returns are not annualized.
(d)

The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.

(e)	The Fund commenced operations on September 30, 2020.
(f)	Annualized.

58	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(c)	Net Assets, End of Period (000)	Gross Expenses(d)		Net Expenses(d)		Net Investment Income (Loss)(d)	Portfolio Turnover Rate

9.63%	$146	0.64%		0.26%		1.57%	29%
22.77	687	0.76		0.26		1.79	34
1.05	541	0.96		0.24		2.04	55
(8.96)	527	1.81		0.23		1.55	109
27.62	622	5.07	(f)	0.41	(f)	1.70(f)	49

9.41	6,145	0.78		0.39		1.70	29
22.58	4,320	0.90		0.40		1.68	34
0.94	2,922	1.10		0.38		1.84	55
(8.78)	1,784	1.96		0.36		1.11	109
27.51	726	5.20	(f)	0.41	(f)	1.60(f)	49

9.56	114,266	0.63		0.24		1.89	29
22.85	71,437	0.75		0.25		1.75	34
1.07	31,199	0.95		0.23		1.85	55
(8.52)	17,581	1.80		0.21		1.44	109
27.76	4,818	4.73	(f)	0.26	(f)	1.81(f)	49

9.35	19,341	0.88		0.49		1.71	29
22.46	14,493	1.00		0.50		1.51	34
0.88	7,460	1.20		0.48		1.71	55
(8.46)	3,862	2.06		0.46		0.91	109
27.38	802	5.33	(f)	0.51	(f)	1.54(f)	49

See Notes to Financial Statements	59

Notes to Financial Statements

1.	General Information

Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:

Fund Name	Short Name
Nuveen Lifecycle Retirement Income Fund	Lifecycle Retirement Income
Nuveen Lifecycle 2010 Fund	Lifecycle 2010
Nuveen Lifecycle 2015 Fund	Lifecycle 2015
Nuveen Lifecycle 2020 Fund	Lifecycle 2020
Nuveen Lifecycle 2025 Fund	Lifecycle 2025
Nuveen Lifecycle 2030 Fund	Lifecycle 2030
Nuveen Lifecycle 2035 Fund	Lifecycle 2035
Nuveen Lifecycle 2040 Fund	Lifecycle 2040
Nuveen Lifecycle 2045 Fund	Lifecycle 2045
Nuveen Lifecycle 2050 Fund	Lifecycle 2050
Nuveen Lifecycle 2055 Fund	Lifecycle 2055
Nuveen Lifecycle 2060 Fund	Lifecycle 2060
Nuveen Lifecycle 2065 Fund	Lifecycle 2065

Current Fiscal Period: The end of the reporting period for the Funds is May 31, 2025, and the period covered by these Notes to Financial Statements is the fiscal year ended May 31, 2025 (the “current fiscal period”).

Investment Adviser: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the Funds.

Share Classes and Sales Charges: Each Fund is a “fund of funds” that diversifies its assets by investing in Class W or Class R6 shares of other Nuveen mutual funds and potentially other investment pools or investment products. The Funds offer Class A (Lifecycle Retirement Income only), Class I, Premier Class, Class R6 and Retirement Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.

Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $1 million or more are sold with respect to the Retirement Income Fund at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class I, Premier Class, Class R6 and Retirement Class shares are sold without an up-front sales charge.

2.	Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation: The Funds pay the members of the Board of Trustees (“Board”) all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

60

Indemnification: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each Fund.

Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.

Segment Reporting: In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.

The officers of the Funds act as the chief operating decision maker (“CODM”). Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

New Accounting Pronouncement: In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

Notes to Financial Statements (continued)

3.	Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1.

Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Investments in unregistered limited partnerships are measured at fair value as of the valuation date using the NAV per share practical expedient and are not classified within the fair value hierarchy.

The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:

	$		$		$		$		$
Fund	Level 1		Level 2		Level 3		Fair value using practical expedient[a]		Total
Lifecycle Retirement Income
Affiliated investment companies		$375,491,034		$—		$—		17,656,650		$393,147,684
Short-term investments		—		170,000		—		—		170,000
Total		$375,491,034		$170,000		$—		$17,656,650		$393,317,684
Lifecycle 2010
Affiliated investment companies		$672,687,610		$—		$—		15,979,751		$688,667,361
Short-term investments		—		502,000		—		—		502,000
Total		$672,687,610		$502,000		$—		$15,979,751		$689,169,361
Lifecycle 2015
Affiliated investment companies		$937,678,404		$—		$—		44,092,402		$981,770,806
Short-term investments		—		725,000		—		—		725,000
Total		$937,678,404		$725,000		$—		$44,092,402		$982,495,806
Lifecycle 2020
Affiliated investment companies		$2,005,258,594		$—		$—		94,298,970		$2,099,557,564
Short-term investments		—		1,835,000		—		—		1,835,000
Total		$2,005,258,594		$1,835,000		$—		$94,298,970		$2,101,392,564
Lifecycle 2025
Affiliated investment companies		$3,212,214,204		$—		$—		151,066,120		$3,363,280,324
Short-term investments		—		1,845,000		—		—		1,845,000
Total		$3,212,214,204		$1,845,000		$—		$151,066,120		$3,365,125,324
Lifecycle 2030
Affiliated investment companies		$4,164,622,976		$—		$—		195,877,327		$4,360,500,303
Short-term investments		—		3,552,000		—		—		3,552,000
Total		$4,164,622,976		$3,552,000		$—		$195,877,327		$4,364,052,303

62

	$		$		$		$		$
Fund	Level 1		Level 2		Level 3		Fair value using practical expedient[a]		Total
Lifecycle 2035
Affiliated investment companies		$4,611,011,922		$—		$—		216,895,548		$4,827,907,470
Short-term investments		—		4,036,000		—		—		4,036,000
Total		$4,611,011,922		$4,036,000		$—		$216,895,548		$4,831,943,470
Lifecycle 2040
Affiliated investment companies		$5,652,290,031		$—		$—		265,915,162		$5,918,205,193
Short-term investments		—		5,068,000		—		—		5,068,000
Total		$5,652,290,031		$5,068,000		$—		$265,915,162		$5,923,273,193
Lifecycle 2045
Affiliated investment companies		$4,160,298,769		$—		$—		195,743,335		$4,356,042,104
Short-term investments		—		4,263,000		—		—		4,263,000
Total		$4,160,298,769		$4,263,000		$—		$195,743,335		$4,360,305,104
Lifecycle 2050
Affiliated investment companies		$3,340,470,343		$—		$—		157,179,132		$3,497,649,475
Short-term investments		—		2,673,000		—		—		2,673,000
Total		$3,340,470,343		$2,673,000		$—		$157,179,132		$3,500,322,475
Lifecycle 2055
Affiliated investment companies		$1,767,768,516		$—		$—		83,180,076		$1,850,948,592
Short-term investments		—		2,083,000		—		—		2,083,000
Total		$1,767,768,516		$2,083,000		$—		$83,180,076		$1,853,031,592
Lifecycle 2060
Affiliated investment companies		$811,031,267		$—		$—		38,162,405		$849,193,672
Short-term investments		—		1,343,000		—		—		1,343,000
Total		$811,031,267		$1,343,000		$—		$38,162,405		$850,536,672
Lifecycle 2065
Affiliated investment companies		$133,186,997		$—		$—		6,267,091		$139,454,088
Short-term investments		—		259,000		—		—		259,000
Total		$133,186,997		$259,000		$—		$6,267,091		$139,713,088

a

In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

4.	Portfolio Securities

Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements:

Fund	Counterparty	Short-term Investments, at Value	Collateral Pledged (From) Counterparty
Lifecycle Retirement Income	Fixed Income Clearing Corporation	$170,000	$(173,406)
Lifecycle 2010	Fixed Income Clearing Corporation	502,000	(512,069)
Lifecycle 2015	Fixed Income Clearing Corporation	725,000	(739,552)
Lifecycle 2020	Fixed Income Clearing Corporation	1,835,000	(1,871,712)
Lifecycle 2025	Fixed Income Clearing Corporation	1,845,000	(1,881,942)
Lifecycle 2030	Fixed Income Clearing Corporation	3,552,000	(3,623,066)
Lifecycle 2035	Fixed Income Clearing Corporation	4,036,000	(4,116,750)
Lifecycle 2040	Fixed Income Clearing Corporation	5,068,000	(5,169,389)
Lifecycle 2045	Fixed Income Clearing Corporation	4,263,000	(4,348,312)
Lifecycle 2050	Fixed Income Clearing Corporation	2,673,000	(2,726,460)
Lifecycle 2055	Fixed Income Clearing Corporation	2,083,000	(2,124,771)
Lifecycle 2060	Fixed Income Clearing Corporation	1,343,000	(1,369,897)
Lifecycle 2065	Fixed Income Clearing Corporation	259,000	(264,214)

Notes to Financial Statements (continued)

Real Property Fund (“RPF”): The Funds invest in the RPF, which is an affiliated real estate limited partnership. The RPF is an unregistered open-end fund that intends to invest in direct real estate holdings and may invest a portion of its assets in REIT securities, mortgage related securitization and money market instruments in accordance with exemptive relief received from the SEC. The Funds are not liable for the debts of the RPF beyond the amounts the Funds have contributed. The Funds can redeem from RPF daily subject to certain approvals. Investments in the RPF are illiquid and the Funds may be unable to dispose of such investments at opportune times. As such, this investment has been designated as restricted and the value is reflected in the Portfolio of Investments.

As a restricted security, RPF may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicaly traded.

Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:

Fund	Non-U.S. Government Purchases	Non-U.S. Government Sales
Lifecycle Retirement Income	$54,074,756	$88,826,339
Lifecycle 2010	94,586,505	227,538,511
Lifecycle 2015	121,692,007	322,266,360
Lifecycle 2020	250,522,533	721,188,799
Lifecycle 2025	439,401,173	1,081,847,843
Lifecycle 2030	597,965,871	1,114,376,563
Lifecycle 2035	682,819,908	1,117,846,194
Lifecycle 2040	833,764,016	1,280,835,277
Lifecycle 2045	665,962,020	913,394,801
Lifecycle 2050	568,814,085	704,268,113
Lifecycle 2055	361,638,406	341,645,715
Lifecycle 2060	225,336,913	138,647,914
Lifecycle 2065	77,332,378	32,499,180

5.	Derivative Investments

Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

64

6.	Fund Shares

Transactions in Fund shares during the current and prior fiscal period were as follows:

	Year Ended 5/31/25		Year Ended 5/31/24

Lifecycle Retirement Income	Shares	Value	Shares	Value
Subscriptions:
Class A	311,386	$3,550,796	433,655	$4,649,203
Premier Class	118,822	1,357,688	97,480	1,033,218
Class R6	1,865,588	21,220,360	1,894,748	20,150,886
Retirement Class	797,495	9,022,643	447,110	4,789,005
Total subscriptions	3,093,291	35,151,487	2,872,993	30,622,312
Reinvestments of distributions:
Class A	348,227	3,958,189	373,021	3,989,284
Class I	627	7,135	713	7,653
Premier Class	25,875	294,232	37,327	398,934
Class R6	457,983	5,210,150	552,701	5,915,189
Retirement Class	355,881	4,039,158	404,463	4,318,428
Total reinvestments of distributions	1,188,593	13,508,864	1,368,225	14,629,488
Redemptions:
Class A	(1,177,599)	(13,387,343)	(1,517,407)	(16,303,756)
Class I	(14,967)	(171,274)	(855)	(9,006)
Premier Class	(377,393)	(4,318,536)	(698,781)	(7,420,310)
Class R6	(4,065,192)	(46,211,655)	(4,836,522)	(52,159,628)
Retirement Class	(2,243,007)	(25,443,145)	(2,159,852)	(23,038,570)
Total redemptions	(7,878,158)	(89,531,953)	(9,213,417)	(98,931,270)
Net increase (decrease) from shareholder transactions	(3,596,274)	$(40,871,602)	(4,972,199)	$(53,679,470)

	Year Ended 5/31/25		Year Ended 5/31/24

Lifecycle 2010	Shares	Value	Shares	Value
Subscriptions:
Premier Class	868,478	$9,119,759	274,759	$2,657,063
Class R6	4,083,812	42,681,705	3,769,540	37,031,541
Retirement Class	962,197	12,470,326	720,436	8,850,128
Total subscriptions	5,914,487	64,271,790	4,764,735	48,538,732
Reinvestments of distributions:
Class I	353	3,575	234	2,286
Premier Class	160,975	1,621,021	145,231	1,407,286
Class R6	2,887,253	29,103,507	2,196,057	21,323,714
Retirement Class	700,180	9,067,334	568,429	6,997,365
Total reinvestments of distributions	3,748,761	39,795,437	2,909,951	29,730,651
Redemptions:
Class I	(7,034)	(74,774)	–	–
Premier Class	(1,756,554)	(18,255,634)	(1,336,291)	(13,017,239)
Class R6	(13,282,630)	(135,837,303)	(12,953,147)	(126,422,270)
Retirement Class	(6,049,185)	(79,220,239)	(3,347,115)	(41,251,872)
Total redemptions	(21,095,403)	(233,387,950)	(17,636,553)	(180,691,381)
Net increase (decrease) from shareholder transactions	(11,432,155)	$(129,320,723)	(9,961,867)	$(102,421,998)

	Year Ended 5/31/25		Year Ended 5/31/24

Lifecycle 2015	Shares	Value	Shares	Value
Subscriptions:
Premier Class	1,144,467	$10,857,584	498,860	$4,308,836
Class R6	4,078,341	38,187,664	4,358,795	38,323,222
Retirement Class	1,520,308	19,141,306	1,828,109	21,402,332
Total subscriptions	6,743,116	68,186,554	6,685,764	64,034,390
Reinvestments of distributions:
Class I	1,225	11,250	1,038	9,022
Premier Class	189,129	1,732,421	198,250	1,716,848
Class R6	3,348,761	30,775,110	3,377,164	29,347,554
Retirement Class	716,113	8,951,414	740,602	8,650,230
Total reinvestments of distributions	4,255,228	41,470,195	4,317,054	39,723,654
Redemptions:
Class I	(10,644)	(101,114)	(6,795)	(59,999)
Premier Class	(1,792,289)	(16,700,990)	(2,736,462)	(23,748,817)
Class R6	(20,824,544)	(192,551,456)	(19,318,250)	(168,124,946)
Retirement Class	(8,866,118)	(111,142,499)	(5,183,233)	(60,492,244)
Total redemptions	(31,493,595)	(320,496,059)	(27,244,740)	(252,426,006)
Net increase (decrease) from shareholder transactions	(20,495,251)	$(210,839,310)	(16,241,922)	$(148,667,962)

Notes to Financial Statements (continued)

	Year Ended 5/31/25		Year Ended 5/31/24

Lifecycle 2020	Shares	Value	Shares	Value
Subscriptions:
Class I	80,365	$781,146	433	$4,098
Premier Class	1,729,246	17,096,584	615,272	5,521,845
Class R6	7,391,377	71,835,625	9,108,728	83,167,889
Retirement Class	1,201,634	16,220,902	1,650,063	20,516,811
Total subscriptions	10,402,622	105,934,257	11,374,496	109,210,643
Reinvestments of distributions:
Class I	1,972	18,848	2,346	21,159
Premier Class	418,465	3,996,339	407,611	3,672,579
Class R6	8,384,778	80,242,330	7,348,605	66,357,906
Retirement Class	1,264,120	17,027,690	1,165,311	14,601,344
Total reinvestments of distributions	10,069,335	101,285,207	8,923,873	84,652,988
Redemptions:
Class I	(101,495)	(981,361)	(26,993)	(244,878)
Premier Class	(3,632,966)	(35,311,497)	(7,335,038)	(66,134,691)
Class R6	(47,551,522)	(458,083,344)	(42,907,519)	(389,330,718)
Retirement Class	(14,300,892)	(193,258,057)	(10,477,131)	(131,096,521)
Total redemptions	(65,586,875)	(687,634,259)	(60,746,681)	(586,806,808)
Net increase (decrease) from shareholder transactions	(45,114,918)	$(480,414,795)	(40,448,312)	$(392,943,177)

	Year Ended 5/31/25		Year Ended 5/31/24

Lifecycle 2025	Shares	Value	Shares	Value
Subscriptions:
Class I	5,061	$51,436	13,326	$125,471
Premier Class	2,825,185	29,321,643	1,705,503	15,876,187
Class R6	14,371,593	146,953,109	15,645,291	148,258,330
Retirement Class	2,150,740	30,973,929	2,403,383	31,821,471
Total subscriptions	19,352,579	207,300,117	19,767,503	196,081,459
Reinvestments of distributions:
Class I	3,300	33,235	2,834	26,729
Premier Class	722,970	7,244,158	615,708	5,781,500
Class R6	13,897,488	139,947,702	10,270,415	96,850,017
Retirement Class	1,629,833	23,485,890	1,329,720	17,685,277
Total reinvestments of distributions	16,253,591	170,710,985	12,218,677	120,343,523
Redemptions:
Class I	(22,265)	(228,840)	(32,414)	(308,366)
Premier Class	(6,549,139)	(66,636,407)	(10,476,187)	(98,384,052)
Class R6	(66,180,199)	(669,557,704)	(53,544,359)	(508,096,110)
Retirement Class	(20,317,544)	(293,017,233)	(12,301,216)	(163,661,102)
Total redemptions	(93,069,147)	(1,029,440,184)	(76,354,176)	(770,449,630)
Net increase (decrease) from shareholder transactions	(57,462,977)	$(651,429,082)	(44,367,996)	$(454,024,648)

	Year Ended 5/31/25		Year Ended 5/31/24

Lifecycle 2030	Shares	Value	Shares	Value
Subscriptions:
Class I	11,062	$116,013	36,170	$354,398
Premier Class	3,065,099	32,746,016	2,460,993	23,328,078
Class R6	18,342,102	193,396,344	22,894,247	221,980,026
Retirement Class	2,514,662	38,629,180	3,377,573	47,152,530
Total subscriptions	23,932,925	264,887,553	28,768,983	292,815,032
Reinvestments of distributions:
Class I	3,723	38,938	1,812	17,467
Premier Class	830,930	8,641,674	651,585	6,248,703
Class R6	16,032,827	167,703,368	10,893,857	105,016,784
Retirement Class	1,633,207	25,184,057	1,193,209	16,704,931
Total reinvestments of distributions	18,500,687	201,568,037	12,740,463	127,987,885
Redemptions:
Class I	(18,577)	(195,989)	(19,644)	(198,171)
Premier Class	(5,989,961)	(63,118,887)	(10,496,353)	(100,691,110)
Class R6	(63,627,765)	(665,202,863)	(50,051,694)	(484,938,640)
Retirement Class	(18,195,552)	(280,280,350)	(10,654,918)	(149,050,344)
Total redemptions	(87,831,855)	(1,008,798,089)	(71,222,609)	(734,878,265)
Net increase (decrease) from shareholder transactions	(45,398,243)	$(542,342,499)	(29,713,163)	$(314,075,348)

66

	Year Ended 5/31/25		Year Ended 5/31/24

Lifecycle 2035	Shares	Value	Shares	Value
Subscriptions:
Class I	17,265	$187,549	25,142	$262,197
Premier Class	2,541,611	28,254,177	2,702,997	26,291,383
Class R6	21,563,503	237,682,922	25,621,992	253,828,740
Retirement Class	2,352,258	38,847,938	3,409,573	50,558,462
Total subscriptions	26,474,637	304,972,586	31,759,704	330,940,782
Reinvestments of distributions:
Class I	3,593	39,306	1,563	15,472
Premier Class	780,933	8,527,791	579,190	5,722,397
Class R6	15,742,619	172,381,675	10,503,319	104,087,889
Retirement Class	1,329,005	22,167,807	950,518	14,124,702
Total reinvestments of distributions	17,856,150	203,116,579	12,034,590	123,950,460
Redemptions:
Class I	(27,739)	(300,273)	(4,319)	(45,012)
Premier Class	(5,596,196)	(61,724,127)	(11,418,018)	(111,382,410)
Class R6	(60,998,041)	(664,461,351)	(50,307,243)	(500,942,206)
Retirement Class	(15,803,664)	(261,984,341)	(8,772,119)	(130,032,343)
Total redemptions	(82,425,640)	(988,470,092)	(70,501,699)	(742,401,971)
Net increase (decrease) from shareholder transactions	(38,094,853)	$(480,380,927)	(26,707,405)	$(287,510,729)

	Year Ended 5/31/25		Year Ended 5/31/24

Lifecycle 2040	Shares	Value	Shares	Value
Subscriptions:
Class I	9,275	$104,427	14,973	$152,630
Premier Class	2,288,560	26,006,427	3,495,767	34,199,040
Class R6	20,787,395	235,509,976	27,883,638	278,770,192
Retirement Class	1,780,883	31,415,060	2,813,218	43,706,569
Total subscriptions	24,866,113	293,035,890	34,207,596	356,828,431
Reinvestments of distributions:
Class I	2,003	22,636	861	8,627
Premier Class	813,904	9,172,701	601,976	6,019,759
Class R6	17,947,075	202,981,414	11,393,482	114,276,623
Retirement Class	1,311,895	23,535,405	895,621	14,025,423
Total reinvestments of distributions	20,074,877	235,712,156	12,891,940	134,330,432
Redemptions:
Class I	(37,488)	(412,368)	(892)	(8,970)
Premier Class	(6,136,127)	(69,946,172)	(13,853,760)	(136,330,356)
Class R6	(62,739,358)	(700,573,784)	(64,252,883)	(645,033,029)
Retirement Class	(15,816,093)	(280,472,068)	(10,132,726)	(158,378,183)
Total redemptions	(84,729,066)	(1,051,404,392)	(88,240,261)	(939,750,538)
Net increase (decrease) from shareholder transactions	(39,788,076)	$(522,656,346)	(41,140,725)	$(448,591,675)

	Year Ended 5/31/25		Year Ended 5/31/24

Lifecycle 2045	Shares	Value	Shares	Value
Subscriptions:
Class I	7,710	$110,364	15,132	$193,389
Premier Class	1,580,159	22,813,700	2,219,476	27,470,385
Class R6	16,452,815	237,049,503	21,973,395	277,220,123
Retirement Class	2,161,263	30,757,616	3,193,589	40,213,928
Total subscriptions	20,201,947	290,731,183	27,401,592	345,097,825
Reinvestments of distributions:
Class I	1,992	28,881	905	11,443
Premier Class	439,621	6,339,340	285,134	3,589,833
Class R6	9,519,245	138,029,050	5,607,406	70,933,689
Retirement Class	1,471,843	21,120,945	927,090	11,616,438
Total reinvestments of distributions	11,432,701	165,518,216	6,820,535	86,151,403
Redemptions:
Class I	(26,020)	(371,613)	(3,951)	(48,428)
Premier Class	(3,625,356)	(52,513,904)	(8,349,883)	(102,647,216)
Class R6	(36,594,169)	(522,648,420)	(35,711,665)	(453,214,173)
Retirement Class	(13,303,707)	(189,501,799)	(7,357,392)	(92,650,132)
Total redemptions	(53,549,252)	(765,035,736)	(51,422,891)	(648,559,949)
Net increase (decrease) from shareholder transactions	(21,914,604)	$(308,786,337)	(17,200,764)	$(217,310,721)

Notes to Financial Statements (continued)

	Year Ended 5/31/25		Year Ended 5/31/24

Lifecycle 2050	Shares	Value	Shares	Value
Subscriptions:
Class I	17,307	$256,972	7,834	$103,640
Premier Class	1,194,003	17,811,192	2,032,289	25,822,530
Class R6	14,459,532	214,653,153	19,505,170	252,685,367
Retirement Class	1,870,058	27,410,397	2,532,808	32,680,173
Total subscriptions	17,540,900	260,131,714	24,078,101	311,291,710
Reinvestments of distributions:
Class I	1,007	15,129	401	5,223
Premier Class	292,503	4,372,922	188,061	2,435,390
Class R6	7,177,332	107,803,532	4,073,015	52,989,920
Retirement Class	988,899	14,695,039	603,267	7,770,079
Total reinvestments of distributions	8,459,741	126,886,622	4,864,744	63,200,612
Redemptions:
Class I	(15,237)	(225,540)	(3,931)	(52,821)
Premier Class	(2,745,397)	(41,232,835)	(6,283,935)	(79,284,743)
Class R6	(27,845,409)	(410,062,487)	(28,450,518)	(370,290,822)
Retirement Class	(8,658,012)	(127,372,002)	(5,401,775)	(69,653,716)
Total redemptions	(39,264,055)	(578,892,864)	(40,140,159)	(519,282,102)
Net increase (decrease) from shareholder transactions	(13,263,414)	$(191,874,528)	(11,197,314)	$(144,789,780)

	Year Ended 5/31/25		Year Ended 5/31/24

Lifecycle 2055	Shares	Value	Shares	Value
Subscriptions:
Class I	7,456	$131,013	9,080	$142,095
Premier Class	814,240	14,404,501	1,147,339	17,310,104
Class R6	10,201,404	179,433,691	12,759,571	196,379,956
Retirement Class	1,222,434	21,405,468	1,625,713	24,942,526
Total subscriptions	12,245,534	215,374,673	15,541,703	238,774,681
Reinvestments of distributions:
Class I	892	15,901	337	5,202
Premier Class	139,142	2,469,773	76,532	1,176,296
Class R6	3,256,970	58,071,779	1,590,293	24,538,229
Retirement Class	417,100	7,399,350	220,324	3,384,176
Total reinvestments of distributions	3,814,104	67,956,803	1,887,486	29,103,903
Redemptions:
Class I	(16,925)	(299,171)	(1,094)	(16,335)
Premier Class	(1,166,804)	(20,877,747)	(2,770,787)	(41,477,392)
Class R6	(11,903,855)	(207,938,000)	(11,709,796)	(181,340,565)
Retirement Class	(3,484,380)	(61,129,786)	(2,494,528)	(38,250,524)
Total redemptions	(16,571,964)	(290,244,704)	(16,976,205)	(261,084,816)
Net increase (decrease) from shareholder transactions	(512,326)	$(6,913,228)	452,984	$6,793,768

	Year Ended 5/31/25		Year Ended 5/31/24

Lifecycle 2060	Shares	Value	Shares	Value
Subscriptions:
Class I	13,677	$207,733	12,996	$177,826
Premier Class	606,896	9,291,901	848,687	11,194,422
Class R6	9,471,481	144,656,227	10,633,692	142,198,740
Retirement Class	1,055,656	15,987,523	1,464,735	19,573,023
Total subscriptions	11,147,710	170,143,384	12,960,110	173,144,011
Reinvestments of distributions:
Class I	689	10,697	429	5,728
Premier Class	53,478	828,382	26,262	349,811
Class R6	1,466,651	22,777,097	658,741	8,794,194
Retirement Class	171,260	2,647,675	83,407	1,109,318
Total reinvestments of distributions	1,692,078	26,263,851	768,839	10,259,051
Redemptions:
Class I	(27,810)	(430,955)	(9,881)	(138,547)
Premier Class	(592,809)	(9,191,725)	(1,015,377)	(13,219,250)
Class R6	(6,293,150)	(95,218,919)	(4,848,320)	(65,068,293)
Retirement Class	(1,342,545)	(20,516,478)	(1,159,473)	(15,386,181)
Total redemptions	(8,256,314)	(125,358,077)	(7,033,051)	(93,812,271)
Net increase (decrease) from shareholder transactions	4,583,474	$71,049,158	6,695,898	$89,590,791

68

	Year Ended 5/31/25		Year Ended 5/31/24

Lifecycle 2065	Shares	Value	Shares	Value
Subscriptions:
Class I	4,251	$54,290	2,710	$31,361
Premier Class	277,281	3,640,483	243,089	2,762,441
Class R6	4,270,543	56,517,039	3,506,620	40,721,685
Retirement Class	799,201	10,540,243	766,945	8,937,553
Total subscriptions	5,351,276	70,752,055	4,519,364	52,453,040
Reinvestments of distributions:
Class I	238	3,125	55	621
Premier Class	11,304	150,234	3,405	38,717
Class R6	202,519	2,729,961	59,323	683,995
Retirement Class	35,792	482,116	11,631	134,110
Total reinvestments of distributions	249,853	3,365,436	74,414	857,443
Redemptions:
Class I	(48,382)	(630,845)	(34)	(397)
Premier Class	(172,656)	(2,280,812)	(183,521)	(2,055,662)
Class R6	(1,655,789)	(21,785,840)	(918,906)	(10,723,870)
Retirement Class	(545,624)	(7,251,013)	(347,858)	(4,023,210)
Total redemptions	(2,422,451)	(31,948,510)	(1,450,319)	(16,803,139)
Net increase (decrease) from shareholder transactions	3,178,678	$42,168,981	3,143,459	$36,507,344

7.	Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distribution reallocations, investments in partnerships, investments in underlying funds, and tax equalization. Temporary and permanent differences have no impact on a Fund’s net assets.

As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Lifecycle Retirement Income	$371,896,722	$50,650,466	$(29,229,504)	$21,420,962
Lifecycle 2010	644,409,095	95,479,175	(50,718,909)	44,760,266
Lifecycle 2015	955,004,581	110,271,030	(82,779,805)	27,491,225
Lifecycle 2020	2,001,271,873	266,987,213	(166,866,522)	100,120,691
Lifecycle 2025	3,134,145,445	477,397,972	(246,418,093)	230,979,879
Lifecycle 2030	3,926,231,790	704,993,654	(267,173,141)	437,820,513
Lifecycle 2035	4,160,104,656	904,970,254	(233,131,440)	671,838,814
Lifecycle 2040	4,844,441,284	1,303,189,368	(224,357,459)	1,078,831,909
Lifecycle 2045	3,422,937,372	1,060,917,172	(123,549,440)	937,367,732
Lifecycle 2050	2,757,977,404	838,847,080	(96,502,009)	742,345,071
Lifecycle 2055	1,520,515,856	391,888,988	(59,373,252)	332,515,736
Lifecycle 2060	728,850,901	147,975,058	(26,289,287)	121,685,771
Lifecycle 2065	125,092,790	17,093,625	(2,473,327)	14,620,298

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of year end, the components of accumulated earnings on a tax basis were as follows:

Notes to Financial Statements (continued)

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late-Year Loss Deferrals	Other Book-to-Tax Differences	Total
Lifecycle Retirement Income	$1,091,843	$5,339,572	$21,420,962	$–	$–	$(59,459)	$27,792,918
Lifecycle 2010	7,053,413	10,185,648	44,760,266	–	–	(220,140)	61,779,187
Lifecycle 2015	9,086,668	13,797,690	27,491,225	–	–	(315,501)	50,060,082
Lifecycle 2020	17,875,783	38,445,298	100,120,691	–	–	(474,450)	155,967,322
Lifecycle 2025	25,604,338	70,548,416	230,979,879	–	–	(510,081)	326,622,552
Lifecycle 2030	26,267,378	102,916,771	437,820,513	–	–	(507,625)	566,497,037
Lifecycle 2035	21,806,355	127,340,189	671,838,814	–	–	(513,568)	820,471,790
Lifecycle 2040	14,031,189	182,098,242	1,078,831,909	–	–	(664,597)	1,274,296,743
Lifecycle 2045	7,492,947	132,259,558	937,367,732	–	–	(256,465)	1,076,863,772
Lifecycle 2050	3,510,716	107,004,043	742,345,071	–	–	(168,285)	852,691,545
Lifecycle 2055	185,324	55,808,754	332,515,736	–	–	(53,222)	388,456,592
Lifecycle 2060	–	23,675,964	121,685,771	–	(168,012)	(13,691)	145,180,032
Lifecycle 2065	15,759	3,263,994	14,620,298	–	(128,031)	(944)	17,771,076

The tax character of distributions paid was as follows:

	5/31/25		5/31/24

Fund	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
Lifecycle Retirement Income	$12,597,188	$1,081,042	$14,795,135	$–
Lifecycle 2010	25,749,339	14,048,382	29,734,344	–
Lifecycle 2015	35,502,381	6,037,089	39,787,142	–
Lifecycle 2020	74,519,723	26,958,567	84,779,806	–
Lifecycle 2025	112,300,634	59,032,669	120,680,900	–
Lifecycle 2030	130,692,638	71,049,923	128,083,748	–
Lifecycle 2035	130,824,254	72,550,383	124,069,261	–
Lifecycle 2040	145,666,837	90,220,045	134,417,378	–
Lifecycle 2045	98,744,262	66,914,794	86,297,811	–
Lifecycle 2050	73,605,516	53,358,783	63,234,478	–
Lifecycle 2055	37,077,471	30,988,188	29,176,047	–
Lifecycle 2060	15,327,495	11,086,329	10,253,441	59,584
Lifecycle 2065	1,948,862	1,418,485	916,863	28,656

As of year end, the Funds utilized the following capital loss carryforwards:

Fund	Utilized
Lifecycle Retirement Income	$549,259
Lifecycle 2010	–
Lifecycle 2015	–
Lifecycle 2020	–
Lifecycle 2025	–
Lifecycle 2030	–
Lifecycle 2035	–
Lifecycle 2040	–
Lifecycle 2045	–
Lifecycle 2050	–
Lifecycle 2055	–
Lifecycle 2060	–
Lifecycle 2065	–

70

8.	Management Fees and Other Transactions with Affiliates

Management Fees: Under the terms of its Investment Management Agreement, the Adviser is entitled to a fee that is made up of two components, which are added together to create the total investment management fee. The first component, the asset allocation fee rate, is an annual rate of 0.10% of the average daily net assets of each Fund. The second component, the Underlying Funds fee rate, is calculated as follows: for each Underlying Fund of the Trust in which a Fund is invested, the effective Underlying Fund’s annual investment management fee rate, as determined pursuant to its investment management agreement, net of any fee waivers or reimbursements applicable to the Underlying Fund (excluding the Class W shares investment management fee waiver and/or reimbursement), in proportion to the percentage of the Fund’s net assets invested in the Underlying Fund, applied to the average daily net assets of the Fund. The Adviser has contractually agreed to waive in full the asset allocation fee rate for each Fund’s management fee through September 30, 2027, unless changed with approval of the Board. In addition, the Adviser has voluntarily agreed to waive certain amounts of the Underlying Funds fee rate portion of each Fund’s management fee through September 30, 2025. As of the end of the current fiscal period, the Adviser received from the Funds the following effective annual rate as a percentage of average daily net assets of each Fund:

		Investment Management Fee Waiver

Fund	Investment Management Fee—Effective Rate	Effective 10/1/24	Prior to 10/1/24
Lifecycle Retirement Income	0.290%	0.034%	0.023%
Lifecycle 2010	0.290	0.018	0.016
Lifecycle 2015	0.290	0.024	0.024
Lifecycle 2020	0.290	0.028	0.028
Lifecycle 2025	0.300	0.033	0.023
Lifecycle 2030	0.300	0.048	0.028
Lifecycle 2035	0.310	0.064	0.045
Lifecycle 2040	0.320	0.080	0.060
Lifecycle 2045	0.320	0.093	0.063
Lifecycle 2050	0.320	0.094	0.074
Lifecycle 2055	0.320	0.094	0.074
Lifecycle 2060	0.320	0.094	0.075
Lifecycle 2065	0.320	0.098	0.087

The Funds have entered into an Administrative Service Agreement with the Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds. The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Services Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative Services Agreement.

Under the terms of Retirement Class Service Agreements with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to TIAA, on behalf of Retirement Class shares of the Fund held by or through TIAA by its clients, or the Adviser, on behalf of all other Retirement Class shares, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to TIAA or the Adviser, respectively, under the Service Agreements.

Under the terms of a distribution Rule 12b-1 plan, Class A shares of Lifecycle Retirement Income compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to Class A shares of Lifecycle Retirement Income at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Class A shares. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class shares.

The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses, extraordinary expenses and the management fees and certain other expenses originally attributable to Class W shares of the affiliated Nuveen Funds) exceeds 0.00% of average daily net assets for Class R6 Shares; 0.15% of average daily net assets for Class I Shares; 0.15% of average daily net assets for the Premier Class shares; 0.25% of average daily net assets for the Retirement Class shares; and 0.25% of average daily net assets for Class A Shares of Lifecycle Retirement Income. The expense reimbursement arrangements will continue through at least September 30, 2025, unless changed with approval of the Board.

With respect to Lifecycle 2010, the Adviser has voluntarily agreed to reimburse the Fund for 0.080% of the Total Expenses of each of its share classes that are originally attributable to Class W shares of the Underlying Funds. This voluntary commitment is effective May 1, 2025 through April 30, 2026. Prior to May 1, 2025, the voluntary commitment for Lifecycle 2010 was 0.030%.

Notes to Financial Statements (continued)

Other Transactions with Affiliates: The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:

Fund	Purchases	Sales	Realized Gain (Loss)
Lifecycle Retirement Income	$147,598	$253,265	$35,206
Lifecycle 2010	41,416	593,672	117,239
Lifecycle 2015	116,567	1,122,973	220,496
Lifecycle 2020	285,427	2,262,237	381,510
Lifecycle 2025	356,553	3,336,433	643,487
Lifecycle 2030	535,661	2,732,683	511,352
Lifecycle 2035	512,018	2,088,614	428,112
Lifecycle 2040	836,144	1,403,485	206,435
Lifecycle 2045	2,033,672	353,405	55,136
Lifecycle 2050	4,020,202	630,113	126,875
Lifecycle 2055	3,608,719	247,213	56,250
Lifecycle 2060	3,840,260	–	–
Lifecycle 2065	1,250,996	10,558	(426)

During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

Fund	Sales Charges Collected (Unaudited)	Paid to Financial Intermediaries (Unaudited)
Lifecycle Retirement Income	$4,175	$3,728
Lifecycle 2010	—	—
Lifecycle 2015	—	—
Lifecycle 2020	—	—
Lifecycle 2025	—	—
Lifecycle 2030	—	—
Lifecycle 2035	—	—
Lifecycle 2040	—	—
Lifecycle 2045	—	—
Lifecycle 2050	—	—
Lifecycle 2055	—	—
Lifecycle 2060	—	—
Lifecycle 2065	—	—

Affiliate Owned Shares: The following is the percentage of the Funds’ shares owned by TIAA and its registered separate account (“TIAA Access”) as of the end of the current fiscal period:

Underlying Fund	TIAA Access	Total
Lifecycle Retirement Income	12%	12%
Lifecycle 2010	17	17
Lifecycle 2015	16	16
Lifecycle 2020	18	18
Lifecycle 2025	18	18
Lifecycle 2030	18	18
Lifecycle 2035	19	19
Lifecycle 2040	19	19
Lifecycle 2045	20	20
Lifecycle 2050	22	22
Lifecycle 2055	18	18
Lifecycle 2060	20	20
Lifecycle 2065	2	2

72

Investments in other investment companies advised by the Adviser and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. A complete schedule of the portfolio holdings for each of the affiliated investments is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available on the SEC’s website at www.sec.gov. A copy of the annual report, semi-annual report and financial statements is available for each of the affiliated investments at https://www.nuveen.com/en-us/mutual-funds/prospectuses, or upon request by calling (800) 257-8787. Information regarding transactions with affiliated companies is as follows:

Issue	Value at 5/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 5/31/25	Dividend Income	Capital Gain Distributions
Lifecycle Retirement Income
Nuveen Funds:
Core Bond, Class W	$87,975,648	$6,885,321	$14,230,402	$(1,871,458)	$2,809,514	$81,568,623	$3,939,056	$–
Core Equity, Class W	14,125,691	3,479,204	3,473,144	421,440	(715,918)	13,837,273	207,697	1,321,631
Core Plus Bond, Class W	54,474,884	4,002,843	8,643,408	(1,225,313)	1,861,703	50,470,709	2,581,561	–
Dividend Growth, Class R6	14,221,385	3,509,935	4,714,301	475,511	371,306	13,863,836	169,383	730,148
Dividend Value, Class R6	13,584,517	4,135,865	3,364,508	82,461	(833,687)	13,604,648	219,436	1,123,399
Emerging Markets Debt, Class W	7,897,064	758,391	1,505,425	(136,344)	329,044	7,342,730	536,915	–
Emerging Markets Equity, Class W	8,696,125	1,948,160	2,491,798	(49,870)	391,465	8,494,082	301,670	–
Growth Opportunities ETF	16,777,040	1,419,224	4,397,162	770,238	1,482,766	16,052,106	–	–
High Yield, Class W	8,337,757	770,003	1,471,215	7,322	84,144	7,728,011	562,742	–
Inflation Linked Bond, Class W	41,862,326	3,915,896	7,898,444	(505,656)	1,546,636	38,920,758	1,678,107	–
International Bond, Class W	8,741,851	798,474	1,789,632	(236,656)	584,039	8,098,076	214,097	–
International Equity, Class W	22,525,752	3,291,409	5,846,494	705,614	636,441	21,312,722	627,735	–
International Opportunities, Class W	13,392,653	2,136,532	3,190,817	127,308	286,220	12,751,896	265,774	–
Large Cap Growth, Class W	16,843,484	3,634,380	5,909,207	1,821,524	(360,062)	16,030,119	107,979	935,406
Large Cap Value, Class W	13,642,436	3,211,256	3,926,374	481,457	194,838	13,603,613	251,782	326,592
Quant International Small Cap Equity, Class W	7,308,415	864,455	1,902,896	100,169	622,612	6,992,755	275,117	–
Quant Small Cap Equity, Class W	3,237,313	776,243	1,195,165	238,181	(396,701)	2,659,871	41,428	289,466
Quant Small/Mid Cap Equity, Class W	3,847,166	873,129	1,302,787	229,867	(343,595)	3,303,780	44,939	372,499
Short Term Bond, Class W	41,678,096	4,866,182	8,418,401	(176,794)	906,343	38,855,426	1,883,653	–
Nuveen Real Property Fund LPa	19,278,385	2,797,854	3,154,759	(456,762)	(808,068)	17,656,650	1,919,360	–
	$418,447,988	$54,074,756	$88,826,339	$802,239	$8,649,040	$393,147,684	$15,828,431	$5,099,141

Issue	Value at 5/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 5/31/25	Dividend Income	Capital Gain Distributions
Lifecycle 2010
Nuveen Funds:
Core Bond, Class W	$168,164,809	$11,648,320	$38,512,890	$(4,094,381)	$5,909,619	$143,115,477	$7,187,800	$–
Core Equity, Class W	25,829,931	5,163,605	8,180,368	1,914,822	(2,316,411)	22,411,579	358,264	2,253,231
Core Plus Bond, Class W	104,162,201	6,689,186	23,419,211	(3,234,490)	4,465,057	88,662,743	4,712,571	–
Dividend Growth, Class R6	25,813,585	4,819,768	9,997,991	1,411,070	108,779	22,155,211	290,068	1,263,151
Dividend Value, Class R6	24,881,373	6,768,857	8,289,956	600,352	(1,863,473)	22,097,153	374,405	1,936,477
Emerging Markets Debt, Class W	15,117,825	1,658,123	4,255,223	(383,549)	731,193	12,868,369	994,829	–
Emerging Markets Equity, Class W	15,610,476	3,135,687	5,590,394	13,724	572,569	13,742,062	517,988	–
Growth Opportunities ETF	30,680,157	1,567,900	10,338,429	2,168,785	1,899,171	25,977,584	–	–
High Yield, Class W	15,945,572	1,715,776	4,284,675	46,963	136,675	13,560,311	1,026,936	–
Inflation Linked Bond, Class W	79,930,661	7,568,055	21,010,484	(1,295,664)	3,116,609	68,309,177	3,130,085	–
International Bond, Class W	16,661,376	2,033,636	5,122,541	(644,834)	1,283,815	14,211,452	395,861	–
International Equity, Class W	41,192,533	4,615,904	13,398,383	2,743,998	(623,804)	34,530,248	1,076,872	–
International Opportunities, Class W	24,370,778	3,422,624	7,777,122	877,594	(232,289)	20,661,585	456,201	–
Large Cap Growth, Class W	30,737,977	5,977,665	13,386,150	5,307,912	(2,692,990)	25,944,414	184,847	1,601,305
Large Cap Value, Class W	24,979,543	5,102,276	9,157,766	2,206,764	(1,037,339)	22,093,478	431,350	559,514
Quant International Small Cap Equity, Class W	13,284,767	1,484,816	4,630,667	333,927	839,389	11,312,232	472,110	–
Quant Small Cap Equity, Class W	5,831,537	1,139,291	2,416,127	579,621	(829,407)	4,304,915	71,091	496,723
Quant Small/Mid Cap Equity, Class W	6,943,641	1,286,314	2,702,579	550,045	(730,310)	5,347,111	77,296	640,711
Short Term Bond, Class W	110,432,411	17,462,361	28,415,924	(595,393)	2,499,054	101,382,509	4,934,449	–
Nuveen Real Property Fund LPa	22,826,075	1,326,341	6,651,631	(510,447)	(1,010,587)	15,979,751	2,184,798	–
	$803,397,228	$94,586,505	$227,538,511	$7,996,819	$10,225,320	$688,667,361	$28,877,821	$8,751,112

Notes to Financial Statements (continued)

Issue	Value at 5/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 5/31/25	Dividend Income	Capital Gain Distributions
Lifecycle 2015
Nuveen Funds:
Core Bond, Class W	$240,512,746	$15,487,408	$55,082,923	$(8,931,270)	$11,555,445	$203,541,406	$10,224,053	$–
Core Equity, Class W	40,844,281	7,816,284	13,339,756	1,808,388	(2,465,140)	34,664,057	558,859	3,507,231
Core Plus Bond, Class W	148,964,120	8,012,844	32,609,949	(4,755,534)	6,526,710	126,138,191	6,703,807	–
Dividend Growth, Class R6	40,891,151	7,282,210	15,897,834	2,482,474	(70,021)	34,687,980	452,323	1,951,709
Dividend Value, Class R6	39,249,713	10,155,764	13,378,344	1,069,815	(3,019,332)	34,077,616	585,717	2,996,039
Emerging Markets Debt, Class W	21,635,333	1,563,166	5,383,542	(519,649)	1,019,793	18,315,101	1,411,898	–
Emerging Markets Equity, Class W	24,822,688	3,950,680	8,413,501	(319,455)	1,235,745	21,276,157	805,855	–
Growth Opportunities ETF	48,431,493	2,160,708	16,768,867	3,514,143	2,872,987	40,210,464	–	–
High Yield, Class W	22,803,563	1,679,701	5,451,586	45,360	213,104	19,290,142	1,460,353	–
Inflation Linked Bond, Class W	109,793,793	10,533,126	26,181,387	(2,253,604)	4,798,056	96,689,984	4,332,261	–
International Bond, Class W	23,828,405	1,677,028	6,200,991	(853,897)	1,763,479	20,214,024	560,900	–
International Equity, Class W	65,011,796	7,240,561	22,059,288	3,496,952	(310,764)	53,379,257	1,677,139	–
International Opportunities, Class W	38,477,503	4,262,503	11,689,101	1,580,205	(659,316)	31,971,794	710,387	–
Large Cap Growth, Class W	48,477,397	8,113,880	20,491,648	5,825,115	(1,771,806)	40,152,938	287,197	2,487,952
Large Cap Value, Class W	39,412,880	7,384,807	14,528,601	2,440,524	(634,511)	34,075,099	674,038	874,310
Quant International Small Cap Equity, Class W	20,875,745	2,084,459	7,254,342	437,589	1,361,043	17,504,494	733,951	–
Quant Small Cap Equity, Class W	9,368,576	1,794,958	4,115,560	1,024,713	(1,410,117)	6,662,570	110,146	769,604
Quant Small/Mid Cap Equity, Class W	11,132,953	2,063,217	4,639,592	945,806	(1,226,893)	8,275,491	119,832	993,292
Short Term Bond, Class W	109,364,287	13,930,818	28,605,006	(743,379)	2,604,919	96,551,639	4,778,677	–
Nuveen Real Property Fund LPa	53,309,054	4,497,885	10,174,542	(1,347,779)	(2,192,216)	44,092,402	5,238,995	–
	$1,157,207,477	$121,692,007	$322,266,360	$4,946,517	$20,191,165	$981,770,806	$41,426,388	$13,580,137

Issue	Value at 5/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 5/31/25	Dividend Income	Capital Gain Distributions
Lifecycle 2020
Nuveen Funds:
Core Bond, Class W	$509,360,911	$33,393,137	$124,904,004	$(19,225,729)	$25,036,269	$423,660,584	$21,452,708	$–
Core Equity, Class W	100,729,883	16,737,750	31,611,294	4,784,643	(6,356,661)	84,284,321	1,372,221	8,607,284
Core Plus Bond, Class W	315,422,259	17,579,914	74,419,366	(10,750,803)	14,652,584	262,484,588	14,068,152	–
Dividend Growth, Class R6	100,707,619	14,013,017	37,053,259	6,603,696	(652,422)	83,618,651	1,112,337	4,731,080
Dividend Value, Class R6	97,029,263	23,198,783	32,576,936	2,761,632	(7,522,613)	82,890,129	1,436,379	7,310,686
Emerging Markets Debt, Class W	45,831,691	3,551,163	12,398,498	(1,228,335)	2,312,419	38,068,440	2,955,513	–
Emerging Markets Equity, Class W	61,055,693	9,543,476	21,086,286	(988,450)	3,234,295	51,758,728	1,957,831	–
Growth Opportunities ETF	119,950,442	4,807,617	42,421,612	8,761,254	6,763,731	97,861,432	–	–
High Yield, Class W	48,294,386	3,076,278	11,512,076	115,985	444,686	40,419,259	3,065,355	–
Inflation Linked Bond, Class W	188,584,130	19,163,313	47,087,208	(3,798,031)	8,190,007	165,052,211	7,411,547	–
International Bond, Class W	50,462,130	3,114,306	13,260,242	(1,812,416)	3,747,910	42,251,688	1,168,850	–
International Equity, Class W	160,405,078	16,193,474	54,074,760	8,996,991	(1,167,889)	130,352,894	4,077,116	–
International Opportunities, Class W	94,347,148	9,359,839	28,177,368	4,303,752	(2,018,017)	77,815,354	1,727,574	–
Large Cap Growth, Class W	118,256,330	17,118,599	47,364,751	14,910,622	(5,064,790)	97,856,010	699,082	6,056,052
Large Cap Value, Class W	97,025,535	16,814,290	35,364,170	6,400,405	(1,888,532)	82,987,528	1,641,871	2,129,707
Quant International Small Cap Equity, Class W	51,805,126	4,767,346	18,261,952	1,043,007	3,293,106	42,646,633	1,784,859	–
Quant Small Cap Equity, Class W	22,745,821	3,763,036	9,323,288	2,376,789	(3,292,345)	16,270,013	267,958	1,872,264
Quant Small/Mid Cap Equity, Class W	27,053,595	4,424,240	10,605,745	2,293,594	(2,959,841)	20,205,843	291,522	2,416,435
Short Term Bond, Class W	187,649,437	23,641,393	49,732,100	(1,122,634)	4,338,192	164,774,288	8,172,503	–
Nuveen Real Property Fund LPa	115,715,998	6,261,562	19,953,884	(2,794,605)	(4,930,101)	94,298,970	11,368,085	–
	$2,512,432,475	$250,522,533	$721,188,799	$21,631,367	$36,159,988	$2,099,557,564	$86,031,463	$33,123,508

74

Issue	Value at 5/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 5/31/25	Dividend Income	Capital Gain Distributions
Lifecycle 2025
Nuveen Funds:
Core Bond, Class W	$754,368,071	$64,350,083	$168,125,109	$(26,216,450)	$34,307,464	$658,684,059	$32,907,992	$–
Core Equity, Class W	178,885,188	28,030,012	52,231,874	7,383,255	(10,380,536)	151,686,045	2,480,296	15,646,275
Core Plus Bond, Class W	467,198,403	36,888,790	101,454,902	(15,272,464)	20,736,635	408,096,462	21,577,868	–
Dividend Growth, Class R6	178,797,426	23,886,890	62,189,802	10,741,794	(178,162)	151,058,146	2,010,239	8,614,780
Dividend Value, Class R6	172,225,331	39,954,605	54,090,140	3,621,803	(12,262,966)	149,448,633	2,596,204	13,237,263
Emerging Markets Debt, Class W	67,864,459	6,666,304	16,884,903	(1,663,312)	3,270,695	59,253,243	4,523,220	–
Emerging Markets Equity, Class W	108,161,757	19,310,556	38,271,614	(1,506,391)	5,468,353	93,162,661	3,564,509	–
Growth Opportunities ETF	212,583,386	7,592,620	71,130,368	14,783,396	13,000,781	176,829,815	–	–
High Yield, Class W	71,529,572	7,849,961	17,818,232	98,918	698,580	62,358,799	4,696,844	–
Inflation Linked Bond, Class W	215,829,969	26,141,519	49,607,208	(3,870,251)	9,081,101	197,575,130	8,678,595	–
International Bond, Class W	74,767,692	7,631,759	19,865,599	(2,743,322)	5,628,409	65,418,939	1,808,069	–
International Equity, Class W	284,957,264	31,065,914	96,055,152	15,354,199	(1,279,916)	234,042,309	7,423,140	–
International Opportunities, Class W	167,519,697	20,088,396	51,625,348	5,511,439	(1,548,743)	139,945,441	3,142,423	–
Large Cap Growth, Class W	210,046,370	29,047,594	80,763,230	23,955,172	(6,416,762)	175,869,144	1,274,887	11,044,178
Large Cap Value, Class W	170,743,171	28,355,748	57,909,018	9,724,913	(1,660,558)	149,254,256	2,980,019	3,865,449
Quant International Small Cap Equity, Class W	92,054,309	9,518,591	32,692,589	1,611,133	6,192,900	76,684,344	3,250,883	–
Quant Small Cap Equity, Class W	40,397,214	6,469,238	15,941,362	3,625,120	(5,367,807)	29,182,403	487,883	3,408,915
Quant Small/Mid Cap Equity, Class W	48,042,729	7,660,703	18,185,485	3,722,649	(4,989,849)	36,250,747	530,786	4,399,710
Short Term Bond, Class W	214,764,525	30,544,911	51,625,585	(1,122,418)	4,852,195	197,413,628	9,672,154	–
Nuveen Real Property Fund LPa	180,080,434	8,346,979	25,380,323	(4,011,286)	(7,969,684)	151,066,120	17,814,420	–
	$3,910,816,967	$439,401,173	$1,081,847,843	$43,727,897	$51,182,130	$3,363,280,324	$131,420,431	$60,216,570

Issue	Value at 5/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 5/31/25	Dividend Income	Capital Gain Distributions
Lifecycle 2030
Nuveen Funds:
Core Bond, Class W	$792,331,236	$84,280,251	$143,588,365	$(22,340,399)	$30,519,144	$741,201,867	$35,718,471	$–
Core Equity, Class W	257,554,423	42,772,899	61,287,917	8,374,249	(13,298,020)	234,115,634	3,658,884	23,180,022
Core Plus Bond, Class W	490,702,863	46,728,830	83,871,640	(13,078,297)	18,621,099	459,102,855	23,408,816	–
Dividend Growth, Class R6	257,465,020	36,001,423	75,889,156	11,778,608	3,694,347	233,050,242	2,977,475	12,754,873
Dividend Value, Class R6	247,911,817	59,628,544	63,965,003	3,167,478	(16,367,483)	230,375,353	3,840,188	19,758,921
Emerging Markets Debt, Class W	71,248,168	8,167,956	14,384,320	(1,391,560)	3,118,514	66,758,758	4,873,489	–
Emerging Markets Equity, Class W	155,784,982	29,003,035	46,970,204	(3,414,367)	9,430,205	143,833,651	5,272,189	–
Growth Opportunities ETF	306,001,018	13,137,154	87,982,214	18,208,441	22,371,426	271,735,825	–	–
High Yield, Class W	75,123,517	8,707,825	13,967,242	65,287	747,916	70,677,303	5,100,916	–
Inflation Linked Bond, Class W	167,369,351	28,435,413	30,469,083	(3,057,001)	7,378,121	169,656,801	6,951,743	–
International Bond, Class W	78,495,925	9,616,078	17,277,208	(2,371,822)	5,479,966	73,942,939	1,958,547	–
International Equity, Class W	410,461,145	44,109,677	114,651,989	15,496,439	6,810,147	362,225,419	10,983,023	–
International Opportunities, Class W	241,884,610	28,496,459	60,554,670	2,573,098	3,903,436	216,302,933	4,655,872	–
Large Cap Growth, Class W	303,013,517	41,362,935	98,165,613	26,777,207	(1,054,318)	271,933,728	1,903,754	16,491,962
Large Cap Value, Class W	246,552,419	39,422,636	67,137,500	10,571,822	1,135,480	230,544,857	4,453,861	5,777,202
Quant International Small Cap Equity, Class W	132,451,116	14,715,367	40,631,507	1,669,986	10,504,215	118,709,177	4,806,446	–
Quant Small Cap Equity, Class W	58,276,119	9,831,035	20,314,629	3,015,866	(5,692,564)	45,115,827	723,554	5,055,583
Quant Small/Mid Cap Equity, Class W	69,309,247	10,680,972	22,023,453	4,670,937	(6,578,823)	56,058,880	788,081	6,532,440
Short Term Bond, Class W	166,532,708	34,968,734	35,190,251	(720,427)	3,690,163	169,280,927	7,873,970	–
Nuveen Real Property Fund LPa	218,509,112	7,898,648	16,054,599	(2,963,695)	(11,512,139)	195,877,327	21,768,970	–
	$4,746,978,313	$597,965,871	$1,114,376,563	$57,031,850	$72,900,832	$4,360,500,303	$151,718,249	$89,551,003

75

Notes to Financial Statements (continued)

Issue	Value at 5/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 5/31/25	Dividend Income	Capital Gain Distributions
Lifecycle 2035
Nuveen Funds:
Core Bond, Class W	$697,107,601	$103,949,177	$113,942,454	$(16,656,479)	$23,505,198	$693,963,043	$32,434,521	$–
Core Equity, Class W	325,213,613	47,995,893	65,914,952	10,388,605	(16,863,943)	300,819,216	4,654,275	29,452,695
Core Plus Bond, Class W	431,749,333	57,811,873	64,439,888	(9,802,326)	14,424,101	429,743,093	21,250,471	–
Dividend Growth, Class R6	324,954,451	38,417,399	83,169,131	12,704,509	6,937,925	299,845,153	3,795,119	16,211,819
Dividend Value, Class R6	313,174,633	72,370,469	71,856,695	3,200,563	(20,326,074)	296,562,896	4,892,558	25,382,496
Emerging Markets Debt, Class W	62,723,875	9,136,818	10,671,139	(959,379)	2,497,095	62,727,270	4,410,463	–
Emerging Markets Equity, Class W	196,987,361	38,035,868	58,008,367	(3,637,615)	11,516,597	184,893,844	6,714,866	–
Growth Opportunities ETF	384,652,744	17,834,548	104,159,859	21,079,504	29,889,096	349,296,033	–	–
High Yield, Class W	66,088,555	9,293,919	9,753,414	6,081	676,198	66,311,339	4,631,348	–
Inflation Linked Bond, Class W	78,690,426	23,047,211	11,457,780	(1,835,219)	4,080,149	92,524,787	3,442,995	–
International Bond, Class W	69,055,642	10,543,064	13,324,571	(1,781,967)	4,551,439	69,043,607	1,788,965	–
International Equity, Class W	518,313,061	53,911,249	135,398,264	17,454,692	11,389,804	465,670,542	13,987,693	–
International Opportunities, Class W	305,365,115	34,542,402	70,258,255	2,301,127	6,351,324	278,301,713	5,934,074	–
Large Cap Growth, Class W	382,880,611	46,404,583	111,954,633	32,619,870	(221,340)	349,729,091	2,416,586	20,934,565
Large Cap Value, Class W	310,295,436	48,002,810	76,477,894	10,524,582	4,250,812	296,595,746	5,654,224	7,334,219
Quant International Small Cap Equity, Class W	167,103,330	17,152,694	47,423,373	2,004,801	13,775,753	152,613,205	6,122,353	–
Quant Small Cap Equity, Class W	73,632,517	10,941,610	23,139,529	3,174,543	(6,645,094)	57,964,047	921,160	6,436,283
Quant Small/Mid Cap Equity, Class W	87,569,000	12,526,691	25,595,329	5,421,437	(7,880,899)	72,040,900	1,003,308	8,316,469
Short Term Bond, Class W	78,306,402	26,407,703	13,798,211	(517,026)	1,967,529	92,366,397	3,996,988	–
Nuveen Real Property Fund LPa	235,086,540	4,493,927	7,102,456	(2,042,115)	(13,540,348)	216,895,548	23,521,227	–
	$5,108,950,246	$682,819,908	$1,117,846,194	$83,648,188	$70,335,322	$4,827,907,470	$151,573,194	$114,068,546

Issue	Value at 5/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 5/31/25	Dividend Income	Capital Gain Distributions
Lifecycle 2040
Nuveen Funds:
Core Bond, Class W	$552,415,963	$117,907,837	$98,473,837	$(12,429,778)	$17,642,673	$577,062,858	$26,559,673	$–
Core Equity, Class W	461,744,407	68,525,864	79,161,981	12,367,353	(22,443,406)	441,032,237	6,730,186	42,726,851
Core Plus Bond, Class W	342,320,320	66,534,625	55,316,463	(8,674,153)	12,241,402	357,105,731	17,383,784	–
Dividend Growth, Class R6	461,986,145	55,239,759	106,492,247	14,287,882	13,065,586	438,087,125	5,486,422	23,538,698
Dividend Value, Class R6	445,626,093	98,262,163	82,661,433	3,097,198	(28,280,125)	436,043,896	7,105,147	36,895,832
Emerging Markets Debt, Class W	49,725,346	10,332,455	9,245,909	(370,902)	1,613,695	52,054,685	3,598,101	–
Emerging Markets Equity, Class W	279,808,766	57,230,430	77,504,223	(5,750,153)	16,968,658	270,753,478	9,800,076	–
Growth Opportunities ETF	546,326,021	24,914,889	132,022,551	26,083,860	46,690,742	511,992,961	–	–
High Yield, Class W	52,449,357	10,322,635	8,152,539	(31,431)	552,025	55,140,047	3,788,245	–
International Bond, Class W	54,832,333	12,128,935	11,515,211	(1,407,960)	3,642,229	57,680,326	1,471,499	–
International Equity, Class W	736,839,292	69,378,668	165,520,767	19,552,000	22,809,691	683,058,884	20,295,127	–
International Opportunities, Class W	435,498,994	43,464,437	82,807,333	1,319,890	11,512,606	408,988,594	8,616,130	–
Large Cap Growth, Class W	545,847,725	65,336,332	144,260,308	41,217,828	5,111,632	513,253,209	3,518,287	30,478,453
Large Cap Value, Class W	442,341,794	64,236,148	92,126,487	11,518,956	9,607,774	435,578,185	8,228,741	10,673,684
Quant International Small Cap Equity, Class W	237,687,343	24,613,447	61,802,742	2,630,197	20,611,390	223,739,635	8,881,996	–
Quant Small Cap Equity, Class W	104,966,203	15,256,853	29,896,167	4,103,503	(9,409,302)	85,021,090	1,339,565	9,359,741
Quant Small/Mid Cap Equity, Class W	124,831,410	17,742,904	33,032,809	6,802,422	(10,646,837)	105,697,090	1,463,688	12,132,579
Nuveen Real Property Fund LPa	283,260,936	12,335,635	10,842,270	(3,131,362)	(15,707,777)	265,915,162	28,487,919	–
	$6,158,508,448	$833,764,016	$1,280,835,277	$111,185,350	$95,582,656	$5,918,205,193	$162,754,586	$165,805,838

76

Issue	Value at 5/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 5/31/25	Dividend Income	Capital Gain Distributions
Lifecycle 2045
Nuveen Funds:
Core Bond, Class W	$212,389,427	$65,346,071	$52,972,586	$(2,128,903)	$4,076,507	$226,710,516	$10,433,118	$–
Core Equity, Class W	364,705,694	59,025,933	54,589,208	8,540,318	(16,908,949)	360,773,788	5,385,776	34,270,964
Core Plus Bond, Class W	131,513,680	36,504,327	28,670,878	(2,903,322)	4,272,351	140,716,158	6,815,632	–
Dividend Growth, Class R6	366,911,656	49,637,692	78,343,684	7,364,446	14,465,416	360,035,526	4,399,291	18,917,065
Dividend Value, Class R6	354,423,893	81,141,808	59,010,044	1,684,053	(21,948,778)	356,290,932	5,696,436	29,548,126
Emerging Markets Debt, Class W	19,110,596	5,441,019	4,462,107	(8,831)	491,362	20,572,039	1,412,198	–
Emerging Markets Equity, Class W	222,993,673	54,061,554	64,657,663	(2,434,840)	11,690,048	221,652,772	7,879,299	–
Growth Opportunities ETF	434,268,355	20,742,889	94,602,780	18,244,789	39,626,795	418,280,048	–	–
High Yield, Class W	20,154,412	5,420,848	4,105,819	(13,859)	215,811	21,671,393	1,486,837	–
International Bond, Class W	21,050,584	6,933,259	6,102,281	(96,984)	958,226	22,742,804	581,594	–
International Equity, Class W	585,525,433	69,487,761	130,770,153	11,966,216	23,117,334	559,326,591	16,326,470	–
International Opportunities, Class W	346,121,880	40,148,637	60,751,647	(1,355,486)	11,916,099	336,079,483	6,928,024	–
Large Cap Growth, Class W	434,446,909	53,348,784	104,755,308	30,055,266	6,912,593	420,008,244	2,816,958	24,402,930
Large Cap Value, Class W	351,934,811	53,065,418	65,981,475	5,101,162	11,644,673	355,764,589	6,611,819	8,576,338
Quant International Small Cap Equity, Class W	188,416,941	21,565,432	45,396,096	1,439,869	17,512,697	183,538,843	7,146,859	–
Quant Small Cap Equity, Class W	83,511,581	12,532,174	22,057,229	3,255,968	(7,573,969)	69,668,525	1,077,600	7,529,354
Quant Small/Mid Cap Equity, Class W	99,316,947	13,936,486	23,657,638	5,047,608	(8,176,885)	86,466,518	1,172,841	9,721,737
Nuveen Real Property Fund LPa	204,212,687	17,621,928	12,508,205	(3,906,676)	(9,676,399)	195,743,335	20,581,813	–
	$4,441,009,159	$665,962,020	$913,394,801	$79,850,794	$82,614,932	$4,356,042,104	$106,752,565	$132,966,514

Issue	Value at 5/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 5/31/25	Dividend Income	Capital Gain Distributions
Lifecycle 2050
Nuveen Funds:
Core Bond, Class W	$92,377,656	$40,751,494	$38,698,349	$(237,347)	$1,116,803	$95,310,257	$4,599,078	$–
Core Equity, Class W	301,269,264	49,953,165	37,971,511	5,710,050	(13,280,438)	305,680,530	4,523,143	28,935,867
Core Plus Bond, Class W	57,279,443	22,498,955	21,327,060	(351,359)	950,288	59,050,267	3,012,617	–
Dividend Growth, Class R6	302,943,434	40,718,652	56,015,102	4,214,102	13,825,210	305,686,296	3,681,472	15,913,240
Dividend Value, Class R6	291,835,182	69,315,257	42,045,958	494,382	(17,759,886)	301,838,977	4,789,640	24,829,928
Emerging Markets Debt, Class W	8,319,149	3,403,577	3,363,582	11,766	194,341	8,565,251	629,581	–
Emerging Markets Equity, Class W	183,636,680	50,299,244	53,103,540	(2,801,256)	10,226,207	188,257,335	6,688,485	–
Growth Opportunities ETF	357,298,670	21,731,764	72,473,020	13,179,878	34,864,680	354,601,972	–	–
High Yield, Class W	8,742,392	3,058,113	2,738,859	2,449	91,218	9,155,313	655,755	–
International Bond, Class W	9,135,013	4,197,375	4,110,389	19,819	356,780	9,598,598	258,834	–
International Equity, Class W	483,871,786	66,128,225	105,950,814	5,870,314	23,722,614	473,642,125	13,724,255	–
International Opportunities, Class W	285,730,721	40,111,830	50,567,570	(2,088,988)	11,031,452	284,217,445	5,824,207	–
Large Cap Growth, Class W	359,626,037	46,402,542	80,585,456	17,682,696	12,897,294	356,023,113	2,383,412	20,647,181
Large Cap Value, Class W	290,691,920	48,180,010	51,232,340	2,017,078	11,764,045	301,420,713	5,567,388	7,221,583
Quant International Small Cap Equity, Class W	155,838,095	20,272,617	37,091,420	750,949	15,192,463	154,962,704	6,009,923	–
Quant Small Cap Equity, Class W	68,978,896	10,518,366	16,651,303	2,296,952	(6,002,526)	59,140,385	911,342	6,367,683
Quant Small/Mid Cap Equity, Class W	82,040,817	11,744,075	17,759,697	3,250,984	(5,957,117)	73,319,062	990,850	8,213,199
Nuveen Real Property Fund LPa	160,945,252	19,528,824	12,582,143	(4,177,957)	(6,534,844)	157,179,132	16,300,491	–
	$3,500,560,407	$568,814,085	$704,268,113	$45,844,512	$86,698,584	$3,497,649,475	$80,550,473	$112,128,681

77

Notes to Financial Statements (continued)

Issue	Value at 5/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 5/31/25	Dividend Income	Capital Gain Distributions
Lifecycle 2055
Nuveen Funds:
Core Bond, Class W	$35,142,441	$22,191,288	$18,751,601	$(91,145)	$395,025	$38,886,008	$1,836,358	$–
Core Equity, Class W	153,773,771	34,184,244	19,249,576	1,205,162	(5,398,312)	164,515,289	2,361,564	15,244,039
Core Plus Bond, Class W	21,768,666	12,118,440	10,020,634	(56,367)	274,492	24,084,597	1,201,766	–
Dividend Growth, Class R6	154,847,847	27,247,605	27,482,849	1,093,703	8,117,986	163,824,292	1,928,745	8,397,687
Dividend Value, Class R6	148,418,726	41,052,138	18,447,591	(125,557)	(9,151,991)	161,745,725	2,502,787	13,108,749
Emerging Markets Debt, Class W	3,161,134	1,584,751	1,349,980	906	79,864	3,476,675	251,088	–
Emerging Markets Equity, Class W	93,951,862	30,805,713	27,604,264	(1,518,745)	5,360,975	100,995,541	3,513,224	–
Growth Opportunities ETF	182,373,349	14,804,281	32,783,267	5,886,290	18,987,645	189,268,298	–	–
High Yield, Class W	3,337,260	1,748,430	1,381,376	(1,264)	36,520	3,739,570	262,430	–
International Bond, Class W	3,470,825	2,280,192	1,986,576	3,489	143,412	3,911,342	104,218	–
International Equity, Class W	246,921,357	43,929,257	52,757,297	1,101,265	14,684,066	253,878,648	7,228,505	–
International Opportunities, Class W	145,891,467	28,758,708	26,904,060	(1,315,593)	6,240,004	152,670,526	3,065,081	–
Large Cap Growth, Class W	183,410,530	31,087,944	39,428,861	5,375,640	10,526,390	190,971,643	1,254,627	10,868,667
Large Cap Value, Class W	148,404,416	29,820,068	23,903,374	353,365	6,736,906	161,411,381	2,927,055	3,796,748
Quant International Small Cap Equity, Class W	79,520,416	12,607,966	17,125,268	(248,256)	8,695,094	83,449,952	3,167,208	–
Quant Small Cap Equity, Class W	35,215,143	6,267,605	7,777,083	746,390	(2,785,676)	31,666,379	479,879	3,352,984
Quant Small/Mid Cap Equity, Class W	41,876,006	7,321,745	8,391,251	1,093,589	(2,627,439)	39,272,650	522,662	4,332,374
Nuveen Real Property Fund LPa	81,032,584	13,828,031	6,300,807	(2,356,500)	(3,023,232)	83,180,076	8,269,994	–
	$1,762,517,800	$361,638,406	$341,645,715	$11,146,372	$57,291,729	$1,850,948,592	$40,877,191	$59,101,248

Issue	Value at 5/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 5/31/25	Dividend Income	Capital Gain Distributions
Lifecycle 2060
Nuveen Funds:
Core Bond, Class W	$9,842,758	$9,860,610	$7,355,670	$(52,166)	$111,128	$12,406,660	$570,513	$–
Core Equity, Class W	64,809,478	22,009,571	8,328,514	(85,508)	(1,941,078)	76,463,949	1,043,967	6,858,036
Core Plus Bond, Class W	6,101,307	5,465,848	3,907,074	(30,169)	76,213	7,706,125	373,352	–
Dividend Growth, Class R6	65,642,739	19,944,495	12,733,186	16,651	3,775,798	76,646,497	857,857	3,816,116
Dividend Value, Class R6	62,278,337	24,457,028	7,152,806	(360,093)	(3,992,388)	75,230,078	1,110,953	5,919,191
Emerging Markets Debt, Class W	884,897	690,729	469,356	(4,331)	27,146	1,129,085	78,024	–
Emerging Markets Equity, Class W	39,693,845	17,174,872	11,528,841	(731,903)	2,377,478	46,985,451	1,592,898	–
Growth Opportunities ETF	76,825,131	11,406,689	11,209,080	1,554,237	9,290,013	87,866,990	–	–
High Yield, Class W	931,342	778,868	521,915	(995)	10,691	1,197,991	81,812	–
International Bond, Class W	973,181	910,649	684,133	(1,127)	45,144	1,243,714	33,082	–
International Equity, Class W	103,807,630	28,389,331	21,730,809	(189,282)	7,552,448	117,829,318	3,273,663	–
International Opportunities, Class W	61,606,835	19,079,210	12,504,481	(576,934)	2,918,935	70,523,565	1,388,645	–
Large Cap Growth, Class W	77,237,417	20,698,528	15,868,216	492,070	6,385,723	88,945,522	566,480	4,907,342
Large Cap Value, Class W	62,555,817	19,211,014	9,592,218	(100,035)	3,137,007	75,211,585	1,321,477	1,714,118
Quant International Small Cap Equity, Class W	33,552,681	7,603,309	6,301,978	(235,442)	4,042,025	38,660,595	1,438,613	–
Quant Small Cap Equity, Class W	14,843,832	4,029,856	3,180,704	40,906	(1,017,632)	14,716,258	216,494	1,512,678
Quant Small/Mid Cap Equity, Class W	17,649,286	4,276,324	2,906,773	119,320	(870,273)	18,267,884	235,946	1,955,771
Nuveen Real Property Fund LPa	33,695,865	9,349,982	2,672,160	(1,061,824)	(1,149,458)	38,162,405	3,492,450	–
	$732,932,378	$225,336,913	$138,647,914	$(1,206,625)	$30,778,920	$849,193,672	$17,676,226	$26,683,252

78

Issue	Value at 5/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 5/31/25	Dividend Income	Capital Gain Distributions
Lifecycle 2065
Nuveen Funds:
Core Bond, Class W	$635,532	$2,031,077	$1,514,724	$(7,652)	$9,242	$1,153,475	$47,419	$–
Core Equity, Class W	8,100,722	6,896,759	1,872,914	(55,534)	(315,717)	12,753,316	146,767	982,643
Core Plus Bond, Class W	393,646	1,177,170	854,759	(3,997)	5,845	717,905	31,178	–
Dividend Growth, Class R6	8,169,619	6,703,117	2,589,372	(76,249)	542,911	12,750,026	121,520	557,824
Dividend Value, Class R6	7,788,700	7,368,428	1,975,484	(85,865)	(584,475)	12,511,304	157,469	850,637
Emerging Markets Debt, Class W	57,126	154,957	108,255	(743)	2,631	105,716	6,451	–
Emerging Markets Equity, Class W	4,988,599	4,510,703	1,928,865	(84,132)	319,179	7,805,484	228,297	–
Growth Opportunities ETF	9,615,927	4,854,564	1,401,483	9,556	1,422,825	14,501,389	–	–
High Yield, Class W	60,318	167,934	118,603	(482)	987	110,154	6,826	–
International Bond, Class W	62,630	196,008	147,127	(546)	3,625	114,590	2,913	–
International Equity, Class W	12,932,219	9,655,782	4,296,781	(71,364)	1,371,090	19,590,946	468,509	–
International Opportunities, Class W	7,693,778	6,283,561	2,656,341	(72,475)	466,732	11,715,255	199,851	–
Large Cap Growth, Class W	9,655,831	8,050,145	3,674,291	(34,170)	942,611	14,940,126	80,888	700,725
Large Cap Value, Class W	7,822,425	6,269,691	1,980,573	(37,102)	433,800	12,508,241	188,881	245,002
Quant International Small Cap Equity, Class W	4,196,524	2,774,312	1,197,047	(24,630)	674,340	6,423,499	205,851	–
Quant Small Cap Equity, Class W	1,856,160	1,294,055	542,821	(17,355)	(142,594)	2,447,445	31,033	216,835
Quant Small/Mid Cap Equity, Class W	2,206,131	1,548,431	596,056	(13,193)	(107,187)	3,038,126	33,661	279,022
Nuveen Real Property Fund LPa	4,155,605	2,791,179	414,638	(163,145)	(101,910)	6,267,091	448,731	–
	$90,391,492	$72,727,873	$27,870,134	$(739,078)	$4,943,935	$139,454,088	$2,406,245	$3,832,688

a	Restricted security

9.	Borrowing Arrangements

Line of Credit: The Funds participated in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The facility was entered into on June 13, 2023, and expired on June 11, 2024. Certain affiliated accounts, each of which is managed by the Adviser, or an affiliate of the Adviser, also participated in this facility. An annual commitment fee for the credit facility was borne by the participating accounts on a pro rata basis. Interest associated with any borrowing under the facility was charged to the borrowing accounts at a specified rate of interest. The Funds were not liable for borrowings under the facility by other affiliated accounts. There were no borrowings under this credit facility by the Funds during the current fiscal period. On June 11, 2024, the Funds’ credit facility expired, and the Funds have not entered into another credit facility.

79

Important Tax Information

(Unaudited)

As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.

Long-Term Capital Gains

As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:

Fund	Net Long-Term Capital Gains
Lifecycle Retirement Income	$1,364,397
Lifecycle 2010	15,154,514
Lifecycle 2015	7,232,378
Lifecycle 2020	30,704,926
Lifecycle 2025	64,900,357
Lifecycle 2030	78,368,774
Lifecycle 2035	80,821,775
Lifecycle 2040	100,337,362
Lifecycle 2045	72,614,513
Lifecycle 2050	58,336,346
Lifecycle 2055	33,325,959
Lifecycle 2060	12,324,989
Lifecycle 2065	1,637,313

Dividends Received Deduction (DRD)

Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:

Fund	Percentage
Lifecycle Retirement Income	8.1%
Lifecycle 2010	7.0
Lifecycle 2015	7.9
Lifecycle 2020	9.3
Lifecycle 2025	11.1
Lifecycle 2030	13.9
Lifecycle 2035	17.6
Lifecycle 2040	22.6
Lifecycle 2045	26.5
Lifecycle 2050	29.7
Lifecycle 2055	30.7
Lifecycle 2060	32.8
Lifecycle 2065	35.6

Qualified Dividend Income (QDI)

Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:

Fund	Percentage
Lifecycle Retirement Income	15.9%
Lifecycle 2010	13.7
Lifecycle 2015	15.5
Lifecycle 2020	18.0
Lifecycle 2025	21.6
Lifecycle 2030	27.3
Lifecycle 2035	34.5
Lifecycle 2040	44.5
Lifecycle 2045	52.3
Lifecycle 2050	58.6
Lifecycle 2055	60.9
Lifecycle 2060	65.7
Lifecycle 2065	72.3

80

Foreign Source Income and Foreign Tax Credit Pass Through

Each Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:

Fund	Foreign Source Income	Foreign Source Income Per Share	Qualifying Foreign Taxes Paid	Qualifying Foreign Taxes Paid per Share
Lifecycle Retirement Income	$ 1,205,490	$0.03537	$163,022	$0.00478
Lifecycle 2010	2,134,986	0.03374	279,766	0.00442
Lifecycle 2015	3,336,304	0.03408	435,350	0.00445
Lifecycle 2020	8,075,146	0.03977	1,058,397	0.00521
Lifecycle 2025	14,596,860	0.04669	1,926,958	0.00616
Lifecycle 2030	21,419,174	0.05489	2,850,815	0.00731
Lifecycle 2035	27,264,226	0.06586	3,631,385	0.00877
Lifecycle 2040	39,560,219	0.08054	5,275,119	0.01074
Lifecycle 2045	31,655,224	0.10576	4,243,163	0.01418
Lifecycle 2050	26,718,541	0.11513	3,573,992	0.01540
Lifecycle 2055	14,012,915	0.13545	1,881,546	0.01819
Lifecycle 2060	6,244,876	0.11457	853,198	0.01565
Lifecycle 2065	877,762	0.08500	122,239	0.01184

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of Nuveen Lifecycle Index Retirement Income Fund, Nuveen Lifecycle Index 2010 Fund, Nuveen Lifecycle Index 2015 Fund, Nuveen Lifecycle Index 2020 Fund, Nuveen Lifecycle Index 2025 Fund, Nuveen Lifecycle Index 2030 Fund, Nuveen Lifecycle Index 2035 Fund, Nuveen Lifecycle Index 2040 Fund, Nuveen Lifecycle Index 2045 Fund, Nuveen Lifecycle Index 2050 Fund, Nuveen Lifecycle Index 2055 Fund, Nuveen Lifecycle Index 2060 Fund and Nuveen Lifecycle Index 2065 Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Lifecycle Index Retirement Income Fund, Nuveen Lifecycle Index 2010 Fund, Nuveen Lifecycle Index 2015 Fund, Nuveen Lifecycle Index 2020 Fund, Nuveen Lifecycle Index 2025 Fund, Nuveen Lifecycle Index 2030 Fund, Nuveen Lifecycle Index 2035 Fund, Nuveen Lifecycle Index 2040 Fund, Nuveen Lifecycle Index 2045 Fund, Nuveen Lifecycle Index 2050 Fund, Nuveen Lifecycle Index 2055 Fund, Nuveen Lifecycle Index 2060 Fund and Nuveen Lifecycle Index 2065 Fund (thirteen of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) as of May 31, 2025, the related statements of operations for the year ended May 31, 2025, the statements of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Chicago, Illinois

July 28, 2025

We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

4

Portfolio of Investments May 31, 2025

Lifecycle Index Retirement Income

SHARES		DESCRIPTION			VALUE

		AFFILIATED INVESTMENT COMPANIES—99.6%(a)

		FIXED INCOME—39.4%
31,770,094		Nuveen Bond Index Fund, Class W			$304,039,798

		TOTAL FIXED INCOME			304,039,798

		INFLATION-PROTECTED ASSETS—9.9%
7,041,627		Nuveen Inflation Linked Bond Fund, Class W			76,119,986

		TOTAL INFLATION-PROTECTED ASSETS			76,119,986

		INTERNATIONAL EQUITY—14.1%
2,868,527		Nuveen Emerging Markets Equity Index Fund, Class W			33,647,817
2,901,224		Nuveen International Equity Index Fund, Class W			75,054,666

		TOTAL INTERNATIONAL EQUITY			108,702,483

		SHORT-TERM FIXED INCOME—9.8%
7,879,473		Nuveen Short Term Bond Index Fund, Class W			76,036,914

		TOTAL SHORT-TERM FIXED INCOME			76,036,914

		U.S. EQUITY—26.4%
4,941,735		Nuveen Equity Index Fund, Class W			203,994,808

		TOTAL U.S. EQUITY			203,994,808

		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $642,588,586)			768,893,989

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS—0.1%
		REPURCHASE AGREEMENT—0.1%
$1,041,000	(b)	Fixed Income Clearing Corporation	4.260%	06/02/25	1,041,000

		TOTAL REPURCHASE AGREEMENT			1,041,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,041,000)			1,041,000

		TOTAL INVESTMENTS—99.7% (Cost $643,629,586)			769,934,989

		OTHER ASSETS & LIABILITIES, NET—0.3%			2,697,527

		NET ASSETS—100.0%			$772,632,516

(a)	Affiliated fund.
(b)

Agreement with Fixed Income Clearing Corporation, 4.260% dated 5/30/25 to be repurchased at $1,041,370 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 1/15/30, valued at $1,061,920.

See Notes to Financial Statements	5

Portfolio of Investments May 31, 2025

Lifecycle Index 2010

SHARES		DESCRIPTION			VALUE

		AFFILIATED INVESTMENT COMPANIES—99.9%(a)
		FIXED INCOME—39.6%
27,224,191		Nuveen Bond Index Fund, Class W			$260,535,505

		TOTAL FIXED INCOME			260,535,505

		INFLATION-PROTECTED ASSETS—9.9%
6,033,484		Nuveen Inflation Linked Bond Fund, Class W			65,221,958

		TOTAL INFLATION-PROTECTED ASSETS			65,221,958

		INTERNATIONAL EQUITY—12.4%
2,157,319		Nuveen Emerging Markets Equity Index Fund, Class W			25,305,350
2,181,997		Nuveen International Equity Index Fund, Class W			56,448,252

		TOTAL INTERNATIONAL EQUITY			81,753,602

		SHORT-TERM FIXED INCOME—14.7%
10,047,713		Nuveen Short Term Bond Index Fund, Class W			96,960,435

		TOTAL SHORT-TERM FIXED INCOME			96,960,435

		U.S. EQUITY—23.3%
3,716,694		Nuveen Equity Index Fund, Class W			153,425,112

		TOTAL U.S. EQUITY			153,425,112

		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $532,061,721)			657,896,612

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS—0.2%
		REPURCHASE AGREEMENT—0.2%
$1,401,000	(b)	Fixed Income Clearing Corporation	4.260%	06/02/25	1,401,000

		TOTAL REPURCHASE AGREEMENT			1,401,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,401,000)			1,401,000

		TOTAL INVESTMENTS—100.1% (Cost $533,462,721)			659,297,612

		OTHER ASSETS & LIABILITIES, NET—(0.1)%			(984,673)

		NET ASSETS—100.0%			$658,312,939

(a)	Affiliated fund.
(b)

Agreement with Fixed Income Clearing Corporation, 4.260% dated 5/30/25 to be repurchased at $1,401,497 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 1/15/30, valued at $1,429,078.

6	See Notes to Financial Statements

Portfolio of Investments May 31, 2025

Lifecycle Index 2015

SHARES		DESCRIPTION			VALUE

		AFFILIATED INVESTMENT COMPANIES—100.0%(a)

		FIXED INCOME—39.5%
41,366,929		Nuveen Bond Index Fund, Class W			$395,881,508

		TOTAL FIXED INCOME			395,881,508

		INFLATION-PROTECTED ASSETS—9.9%
9,130,313		Nuveen Inflation Linked Bond Fund, Class W			98,698,685

		TOTAL INFLATION-PROTECTED ASSETS			98,698,685

		INTERNATIONAL EQUITY—14.2%
3,750,383		Nuveen Emerging Markets Equity Index Fund, Class W			43,991,988
3,793,215		Nuveen International Equity Index Fund, Class W			98,130,474

		TOTAL INTERNATIONAL EQUITY			142,122,462

		SHORT-TERM FIXED INCOME—9.8%
10,216,608		Nuveen Short Term Bond Index Fund, Class W			98,590,267

		TOTAL SHORT-TERM FIXED INCOME			98,590,267

		U.S. EQUITY—26.6%
6,461,124		Nuveen Equity Index Fund, Class W			266,715,179

		TOTAL U.S. EQUITY			266,715,179

		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $775,903,084)			1,002,008,101

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS—0.1%
		REPURCHASE AGREEMENT—0.1%
$992,000	(b)	Fixed Income Clearing Corporation	4.260%	06/02/25	992,000

		TOTAL REPURCHASE AGREEMENT			992,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $992,000)			992,000

		TOTAL INVESTMENTS—100.1% (Cost $776,895,084)			1,003,000,101

		OTHER ASSETS & LIABILITIES, NET—(0.1)%			(510,226)

		NET ASSETS—100.0%			$1,002,489,875

(a)	Affiliated fund.
(b)

Agreement with Fixed Income Clearing Corporation, 4.260% dated 5/30/25 to be repurchased at $992,352 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 1/15/30, valued at $1,011,895.

See Notes to Financial Statements	7

Portfolio of Investments May 31, 2025

Lifecycle Index 2020

SHARES		DESCRIPTION			VALUE

		AFFILIATED INVESTMENT COMPANIES—100.0%(a)

		FIXED INCOME—38.5%
121,030,730		Nuveen Bond Index Fund, Class W			$1,158,264,084

		TOTAL FIXED INCOME			1,158,264,084

		INFLATION-PROTECTED ASSETS—7.9%
21,891,366		Nuveen Inflation Linked Bond Fund, Class W			236,645,669

		TOTAL INFLATION-PROTECTED ASSETS			236,645,669

		INTERNATIONAL EQUITY—15.9%
12,655,598		Nuveen Emerging Markets Equity Index Fund, Class W			148,450,166
12,799,759		Nuveen International Equity Index Fund, Class W			331,129,768

		TOTAL INTERNATIONAL EQUITY			479,579,934

		SHORT-TERM FIXED INCOME—7.8%
24,497,605		Nuveen Short Term Bond Index Fund, Class W			236,401,887

		TOTAL SHORT-TERM FIXED INCOME			236,401,887

		U.S. EQUITY—29.9%
21,802,156		Nuveen Equity Index Fund, Class W			899,993,019

		TOTAL U.S. EQUITY			899,993,019

		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,327,558,799)			3,010,884,593

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS—0.1%
		REPURCHASE AGREEMENT—0.1%
$3,160,000	(b)	Fixed Income Clearing Corporation	4.260%	06/02/25	3,160,000

		TOTAL REPURCHASE AGREEMENT			3,160,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $3,160,000)			3,160,000

		TOTAL INVESTMENTS—100.1% (Cost $2,330,718,799)			3,014,044,593

		OTHER ASSETS & LIABILITIES, NET—(0.1)%			(3,511,544)

		NET ASSETS—100.0%			$3,010,533,049

(a)	Affiliated fund.
(b)

Agreement with Fixed Income Clearing Corporation, 4.260% dated 5/30/25 to be repurchased at $3,161,122 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 4.750% and maturity date 11/15/53, valued at $3,223,222.

8	See Notes to Financial Statements

Portfolio of Investments May 31, 2025

Lifecycle Index 2025

SHARES		DESCRIPTION			VALUE

		AFFILIATED INVESTMENT COMPANIES—99.9%(a)
		FIXED INCOME—37.3%
235,244,237		Nuveen Bond Index Fund, Class W			$2,251,287,349

		TOTAL FIXED INCOME			2,251,287,349

		INFLATION-PROTECTED ASSETS—5.9%
32,751,796		Nuveen Inflation Linked Bond Fund, Class W			354,046,919

		TOTAL INFLATION-PROTECTED ASSETS			354,046,919

		INTERNATIONAL EQUITY—17.7%
28,137,725		Nuveen Emerging Markets Equity Index Fund, Class W			330,055,510
28,457,729		Nuveen International Equity Index Fund, Class W			736,201,441

		TOTAL INTERNATIONAL EQUITY			1,066,256,951

		SHORT-TERM FIXED INCOME—5.9%
36,646,811		Nuveen Short Term Bond Index Fund, Class W			353,641,730

		TOTAL SHORT-TERM FIXED INCOME			353,641,730

		U.S. EQUITY—33.1%
48,472,438		Nuveen Equity Index Fund, Class W			2,000,942,246

		TOTAL U.S. EQUITY			2,000,942,246

		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,645,628,886)			6,026,175,195

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS—0.1%
		REPURCHASE AGREEMENT—0.1%
$6,633,000	(b)	Fixed Income Clearing Corporation	4.260%	06/02/25	6,633,000

		TOTAL REPURCHASE AGREEMENT			6,633,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $6,633,000)			6,633,000

		TOTAL INVESTMENTS—100.0% (Cost $4,652,261,886)			6,032,808,195

		OTHER ASSETS & LIABILITIES, NET—(0.0)%			(2,533,380)

		NET ASSETS—100.0%			$6,030,274,815

(a)	Affiliated fund.
(b)

Agreement with Fixed Income Clearing Corporation, 4.260% dated 5/30/25 to be repurchased at $6,635,355 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 6/30/31, valued at $6,765,713.

See Notes to Financial Statements	9

Portfolio of Investments May 31, 2025

Lifecycle Index 2030

SHARES		DESCRIPTION			VALUE

		AFFILIATED INVESTMENT COMPANIES—99.9%(a)

		FIXED INCOME—33.3%
307,193,594		Nuveen Bond Index Fund, Class W			$2,939,842,691

		TOTAL FIXED INCOME			2,939,842,691

		INFLATION-PROTECTED ASSETS—3.9%
31,744,183		Nuveen Inflation Linked Bond Fund, Class W			343,154,615

		TOTAL INFLATION-PROTECTED ASSETS			343,154,615

		INTERNATIONAL EQUITY—20.4%
47,575,654		Nuveen Emerging Markets Equity Index Fund, Class W			558,062,420
48,163,800		Nuveen International Equity Index Fund, Class W			1,245,997,509

		TOTAL INTERNATIONAL EQUITY			1,804,059,929

		SHORT-TERM FIXED INCOME—3.9%
35,541,457		Nuveen Short Term Bond Index Fund, Class W			342,975,061

		TOTAL SHORT-TERM FIXED INCOME			342,975,061

		U.S. EQUITY—38.4%
81,982,814		Nuveen Equity Index Fund, Class W			3,384,250,543

		TOTAL U.S. EQUITY			3,384,250,543

		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,627,948,684)			8,814,282,839

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS—0.1%
		REPURCHASE AGREEMENT—0.1%
$14,015,000	(b)	Fixed Income Clearing Corporation	4.260%	06/02/25	14,015,000

		TOTAL REPURCHASE AGREEMENT			14,015,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $14,015,000)			14,015,000

		TOTAL INVESTMENTS—100.0% (Cost $6,641,963,684)			8,828,297,839

		OTHER ASSETS & LIABILITIES, NET—(0.0)%			(1,438,885)

		NET ASSETS—100.0%			$8,826,858,954

(a)	Affiliated fund.
(b)

Agreement with Fixed Income Clearing Corporation, 4.260% dated 5/30/25 to be repurchased at $14,019,975 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 0.375% and maturity date 1/15/27, valued at $14,295,367.

10	See Notes to Financial Statements

Portfolio of Investments May 31, 2025

Lifecycle Index 2035

SHARES		DESCRIPTION			VALUE

		AFFILIATED INVESTMENT COMPANIES—99.8%(a)

		FIXED INCOME—29.2%
294,501,953		Nuveen Bond Index Fund, Class W			$2,818,383,687

		TOTAL FIXED INCOME			2,818,383,687

		INFLATION-PROTECTED ASSETS—1.9%
17,092,688		Nuveen Inflation Linked Bond Fund, Class W			184,771,953

		TOTAL INFLATION-PROTECTED ASSETS			184,771,953

		INTERNATIONAL EQUITY—23.2%
59,139,256		Nuveen Emerging Markets Equity Index Fund, Class W			693,703,470
59,794,349		Nuveen International Equity Index Fund, Class W			1,546,879,811

		TOTAL INTERNATIONAL EQUITY			2,240,583,281

		SHORT-TERM FIXED INCOME—1.9%
19,134,532		Nuveen Short Term Bond Index Fund, Class W			184,648,230

		TOTAL SHORT-TERM FIXED INCOME			184,648,230

		U.S. EQUITY—43.6%
101,857,668		Nuveen Equity Index Fund, Class W			4,204,684,542

		TOTAL U.S. EQUITY			4,204,684,542

		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $7,005,474,440)			9,633,071,693

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS—0.2%
		REPURCHASE AGREEMENT—0.2%
$13,790,000	(b)	Fixed Income Clearing Corporation	4.260%	06/02/25	13,790,000

		TOTAL REPURCHASE AGREEMENT			13,790,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $13,790,000)			13,790,000

		TOTAL INVESTMENTS—100.0% (Cost $7,019,264,440)			9,646,861,693

		OTHER ASSETS & LIABILITIES, NET—0.0%			2,414,884

		NET ASSETS—100.0%			$9,649,276,577

(a)	Affiliated fund.
(b)

Agreement with Fixed Income Clearing Corporation, 4.260% dated 5/30/25 to be repurchased at $13,794,895 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 4.750% and maturity date 11/15/53, valued at $14,065,850.

See Notes to Financial Statements	11

Portfolio of Investments May 31, 2025

Lifecycle Index 2040

SHARES		DESCRIPTION			VALUE

		AFFILIATED INVESTMENT COMPANIES—99.8%(a)

		FIXED INCOME—21.3%
227,278,720		Nuveen Bond Index Fund, Class W			$2,175,057,354

		TOTAL FIXED INCOME			2,175,057,354

		INTERNATIONAL EQUITY—27.3%
73,585,712		Nuveen Emerging Markets Equity Index Fund, Class W			863,160,406
74,359,012		Nuveen International Equity Index Fund, Class W			1,923,667,628

		TOTAL INTERNATIONAL EQUITY			2,786,828,034

		U.S. EQUITY—51.2%
126,676,764		Nuveen Equity Index Fund, Class W			5,229,216,814

		TOTAL U.S. EQUITY			5,229,216,814

		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,948,609,278)			10,191,102,202

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS—0.2%
		REPURCHASE AGREEMENT—0.2%
$14,070,000	(b)	Fixed Income Clearing Corporation	4.260%	06/02/25	14,070,000

		TOTAL REPURCHASE AGREEMENT			14,070,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $14,070,000)			14,070,000

		TOTAL INVESTMENTS—100.0% (Cost $6,962,679,278)			10,205,172,202

		OTHER ASSETS & LIABILITIES, NET—0.0%			1,774,895

		NET ASSETS—100.0%			$10,206,947,097

(a)	Affiliated fund.
(b)

Agreement with Fixed Income Clearing Corporation, 4.260% dated 5/30/25 to be repurchased at $14,074,995 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 9/30/30, valued at $14,351,422.

12	See Notes to Financial Statements

Portfolio of Investments May 31, 2025

Lifecycle Index 2045

SHARES		DESCRIPTION			VALUE

		AFFILIATED INVESTMENT COMPANIES—99.8%(a)

		FIXED INCOME—13.6%
124,618,296		Nuveen Bond Index Fund, Class W			$1,192,597,095

		TOTAL FIXED INCOME			1,192,597,095

		INTERNATIONAL EQUITY—30.0%
69,639,497		Nuveen Emerging Markets Equity Index Fund, Class W			816,871,300
70,372,832		Nuveen International Equity Index Fund, Class W			1,820,545,161

		TOTAL INTERNATIONAL EQUITY			2,637,416,461

		U.S. EQUITY—56.2%
119,815,497		Nuveen Equity Index Fund, Class W			4,945,983,702

		TOTAL U.S. EQUITY			4,945,983,702

		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,032,862,517)			8,775,997,258

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS—0.2%
		REPURCHASE AGREEMENT—0.2%
$14,945,000	(b)	Fixed Income Clearing Corporation	4.260%	06/02/25	14,945,000

		TOTAL REPURCHASE AGREEMENT			14,945,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $14,945,000)			14,945,000

		TOTAL INVESTMENTS—100.0% (Cost $6,047,807,517)			8,790,942,258

		OTHER ASSETS & LIABILITIES, NET—0.0%			1,638,774

		NET ASSETS—100.0%			$8,792,581,032

(a)	Affiliated fund.
(b)

Agreement with Fixed Income Clearing Corporation, 4.260% dated 5/30/25 to be repurchased at $14,950,305 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 9/30/30, valued at $15,243,982.

See Notes to Financial Statements	13

Portfolio of Investments May 31, 2025

Lifecycle Index 2050

SHARES		DESCRIPTION			VALUE

		AFFILIATED INVESTMENT COMPANIES—99.8%(a)

		FIXED INCOME—9.7%
77,112,729		Nuveen Bond Index Fund, Class W			$737,968,816

		TOTAL FIXED INCOME			737,968,816

		INTERNATIONAL EQUITY—31.3%
62,855,228		Nuveen Emerging Markets Equity Index Fund, Class W			737,291,829
63,540,444		Nuveen International Equity Index Fund, Class W			1,643,791,276

		TOTAL INTERNATIONAL EQUITY			2,381,083,105

		U.S. EQUITY—58.8%
108,172,275		Nuveen Equity Index Fund, Class W			4,465,351,510

		TOTAL U.S. EQUITY			4,465,351,510

		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,243,391,321)			7,584,403,431

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS—0.1%
		REPURCHASE AGREEMENT—0.1%
$10,297,000	(b)	Fixed Income Clearing Corporation	4.260%	06/02/25	10,297,000

		TOTAL REPURCHASE AGREEMENT			10,297,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $10,297,000)			10,297,000

		TOTAL INVESTMENTS—99.9% (Cost $5,253,688,321)			7,594,700,431

		OTHER ASSETS & LIABILITIES, NET—0.1%			3,802,173

		NET ASSETS—100.0%			$7,598,502,604

(a)	Affiliated fund.
(b)

Agreement with Fixed Income Clearing Corporation, 4.260% dated 5/30/25 to be repurchased at $10,300,655 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 4.750% and maturity date 11/15/53, valued at $10,502,974.

14	See Notes to Financial Statements

Portfolio of Investments May 31, 2025

Lifecycle Index 2055

SHARES		DESCRIPTION			VALUE

		AFFILIATED INVESTMENT COMPANIES—99.8%(a)

		FIXED INCOME—8.5%
42,359,678		Nuveen Bond Index Fund, Class W			$405,382,122

		TOTAL FIXED INCOME			405,382,122

		INTERNATIONAL EQUITY—31.8%
39,985,390		Nuveen Emerging Markets Equity Index Fund, Class W			469,028,621
40,379,207		Nuveen International Equity Index Fund, Class W			1,044,610,076

		TOTAL INTERNATIONAL EQUITY			1,513,638,697

		U.S. EQUITY—59.5%
68,779,519		Nuveen Equity Index Fund, Class W			2,839,218,526

		TOTAL U.S. EQUITY			2,839,218,526

		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,462,083,834)			4,758,239,345

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS—0.2%
		REPURCHASE AGREEMENT—0.2%
$8,420,000	(b)	Fixed Income Clearing Corporation	4.260%	06/02/25	8,420,000

		TOTAL REPURCHASE AGREEMENT			8,420,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $8,420,000)			8,420,000

		TOTAL INVESTMENTS—100.0% (Cost $3,470,503,834)			4,766,659,345

		OTHER ASSETS & LIABILITIES, NET—0.0%			2,000,228

		NET ASSETS—100.0%			$4,768,659,573

(a)	Affiliated fund.
(b)

Agreement with Fixed Income Clearing Corporation, 4.260% dated 5/30/25 to be repurchased at $8,422,989 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 4/15/26, valued at $8,588,402.

See Notes to Financial Statements	15

Portfolio of Investments May 31, 2025

Lifecycle Index 2060

SHARES		DESCRIPTION			VALUE

		AFFILIATED INVESTMENT COMPANIES—99.8%(a)

		FIXED INCOME—7.3%
21,260,838		Nuveen Bond Index Fund, Class W			$203,466,221

		TOTAL FIXED INCOME			203,466,221

		INTERNATIONAL EQUITY—32.2%
23,712,768		Nuveen Emerging Markets Equity Index Fund, Class W			278,150,768
23,935,102		Nuveen International Equity Index Fund, Class W			619,201,078

		TOTAL INTERNATIONAL EQUITY			897,351,846

		U.S. EQUITY—60.3%
40,751,431		Nuveen Equity Index Fund, Class W			1,682,219,082

		TOTAL U.S. EQUITY			1,682,219,082

		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,137,134,610)			2,783,037,149

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS—0.2%
		REPURCHASE AGREEMENT—0.2%
$6,263,000	(b)	Fixed Income Clearing Corporation	4.260%	06/02/25	6,263,000

		TOTAL REPURCHASE AGREEMENT			6,263,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $6,263,000)			6,263,000

		TOTAL INVESTMENTS—100.0% (Cost $2,143,397,610)			2,789,300,149

		OTHER ASSETS & LIABILITIES, NET—0.0%			848,781

		NET ASSETS—100.0%			$2,790,148,930

(a)	Affiliated fund.
(b)

Agreement with Fixed Income Clearing Corporation, 4.260% dated 5/30/25 to be repurchased at $6,265,223 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 0.625% and maturity date 7/15/32, valued at $6,388,302.

16	See Notes to Financial Statements

Portfolio of Investments May 31, 2025

Lifecycle Index 2065

SHARES		DESCRIPTION			VALUE

		AFFILIATED INVESTMENT COMPANIES—99.6%(a)

		FIXED INCOME—6.1%
3,912,036		Nuveen Bond Index Fund, Class W			$37,438,185

		TOTAL FIXED INCOME			37,438,185

		INTERNATIONAL EQUITY—32.5%
5,275,117		Nuveen Emerging Markets Equity Index Fund, Class W			61,877,119
5,327,748		Nuveen International Equity Index Fund, Class W			137,828,838

		TOTAL INTERNATIONAL EQUITY			199,705,957

		U.S. EQUITY—61.0%
9,058,251		Nuveen Equity Index Fund, Class W			373,924,587

		TOTAL U.S. EQUITY			373,924,587

		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $523,023,229)			611,068,729

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS—0.4%
		REPURCHASE AGREEMENT—0.4%
$2,382,000	(b)	Fixed Income Clearing Corporation	4.260%	06/02/25	2,382,000

		TOTAL REPURCHASE AGREEMENT			2,382,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,382,000)			2,382,000

		TOTAL INVESTMENTS—100.0% (Cost $525,405,229)			613,450,729

		OTHER ASSETS & LIABILITIES, NET—(0.0)%			(202,222)

		NET ASSETS—100.0%			$613,248,507

(a)	Affiliated fund.
(b)

Agreement with Fixed Income Clearing Corporation, 4.260% dated 5/30/25 to be repurchased at $2,382,846 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 4.750% and maturity date 11/15/53, valued at $2,429,724.

See Notes to Financial Statements	17

Statement of Assets and Liabilities

May 31, 2025	Lifecycle Index Retirement Income	Lifecycle Index 2010	Lifecycle Index 2015	Lifecycle Index 2020

ASSETS

Affiliated investments, at value‡	$768,893,989	$657,896,612	$1,002,008,101	$3,010,884,593

Short-term investments, at value#	1,041,000	1,401,000	992,000	3,160,000

Cash	–	102	293	–

Receivables:

Dividends	1,239,402	1,182,186	1,615,237	4,536,878

Interest	246	332	235	748

Investments sold	5,596,714	4,729,241	7,795,450	24,026,231

Reimbursement from Adviser	73,063	71,223	93,843	228,076

Shares sold	3,346,957	89,786	113,108	583,094

Other	24,476	42,839	74,462	156,860
Total assets	780,215,847	665,413,321	1,012,692,729	3,043,576,480
LIABILITIES

Due to affiliates	9,617	9,458	10,291	14,803

Cash overdraft	308	–	–	113

Payables:

Management fees	110,484	95,035	144,194	423,482

Investments purchased — regular settlement	7,027,692	6,578,289	9,296,272	28,417,499

Shares redeemed	348,179	310,149	594,166	3,855,697
Service agreement fees	7,942	9,306	14,517	35,499

Accrued expenses:

Custodian fees	3,240	3,236	3,257	3,248

Professional fees	139	128	205	613

Shareholder reporting expenses	24,920	25,731	33,288	71,111

Shareholder servicing agent fees	9,295	7,888	8,422	10,996

Trustees fees	26,033	44,260	76,808	163,810

12b-1 distribution and service fees	432	2,419	3,578	9,267

Other	15,050	14,483	17,856	37,293
Total liabilities	7,583,331	7,100,382	10,202,854	33,043,431
Net assets	$772,632,516	$658,312,939	$1,002,489,875	$3,010,533,049

NET ASSETS CONSIST OF:

Paid-in capital	$676,330,173	$552,151,341	$801,499,898	$2,383,587,298

Total distributable earnings (loss)	96,302,343	106,161,598	200,989,977	626,945,751
Net assets	$772,632,516	$658,312,939	$1,002,489,875	$3,010,533,049

‡ Affiliated investments, cost	$642,588,586	$532,061,721	$775,903,084	$2,327,558,799

# Short-term investments, cost	$1,041,000	$1,401,000	$992,000	$3,160,000

CLASS I:

Net assets	$2,319,635	$1,268,340	$1,804,960	$10,377,291

Shares outstanding	140,636	75,096	102,219	529,892
Net asset value (“NAV”) and offering price per share	$16.49	$16.89	$17.66	$19.58

PREMIER CLASS:

Net assets	$3,428,923	$19,178,077	$28,253,700	$73,532,346

Shares outstanding	207,968	1,141,675	1,609,761	3,774,396
NAV and offering price per share	$16.49	$16.80	$17.55	$19.48

CLASS R6:

Net assets	$729,237,392	$593,657,768	$903,167,710	$2,758,073,073

Shares outstanding	44,181,305	35,197,528	51,179,255	140,744,922
NAV and offering price per share	$16.51	$16.87	$17.65	$19.60

RETIREMENT CLASS:

Net assets	$37,646,566	$44,208,754	$69,263,505	$168,550,339

Shares outstanding	2,286,259	2,648,694	3,960,231	8,684,800
NAV and offering price per share	$16.47	$16.69	$17.49	$19.41

Authorized shares — per class	Unlimited	Unlimited	Unlimited	Unlimited
Par value per share	$0.0001	$0.0001	$0.0001	$0.0001

18	See Notes to Financial Statements

Lifecycle Index 2025	Lifecycle Index 2030	Lifecycle Index 2035	Lifecycle Index 2040	Lifecycle Index 2045	Lifecycle Index 2050

$6,026,175,195	$8,814,282,839	$9,633,071,693	$10,191,102,202	$8,775,997,258	$7,584,403,431

6,633,000	14,015,000	13,790,000	14,070,000	14,945,000	10,297,000

677	1,209	1,704	1,351	689	490

8,417,962	10,483,436	9,482,851	6,769,021	3,695,941	2,287,285

1,570	3,317	3,264	3,330	3,537	2,437

49,870,287	69,707,844	73,700,632	57,952,175	35,054,508	25,788,272

404,208	545,814	561,013	551,105	479,769	414,750

3,256,657	7,410,557	9,020,031	9,309,514	10,822,879	8,741,622

213,736	247,528	240,766	260,167	175,932	139,707
6,094,973,292	8,916,697,544	9,739,871,954	10,280,018,865	8,841,175,513	7,632,074,994

21,536	27,255	28,767	29,972	26,779	24,106

–	–	–	–	–	–

826,898	1,170,593	1,240,880	1,269,177	1,082,994	932,070

58,348,733	84,707,406	86,717,059	68,149,175	44,667,321	30,628,436

4,996,946	3,306,212	1,979,844	2,970,937	2,302,843	1,552,333

67,592	91,615	86,699	84,117	71,712	60,466

3,260	3,239	3,256	3,254	3,246	3,245

1,224	1,729	1,864	1,976	1,688	1,445

114,730	142,416	147,661	156,546	140,138	128,808

12,808	14,832	14,084	14,651	14,161	14,237

227,330	266,146	260,545	280,988	193,479	154,610

17,128	22,969	28,067	28,149	20,789	14,700

60,292	84,178	86,651	82,826	69,331	57,934
64,698,477	89,838,590	90,595,377	73,071,768	48,594,481	33,572,390
$6,030,274,815	$8,826,858,954	$9,649,276,577	$10,206,947,097	$8,792,581,032	$7,598,502,604

$4,744,114,969	$6,759,188,226	$7,151,495,110	$7,102,485,240	$6,164,659,256	$5,358,027,730

1,286,159,846	2,067,670,728	2,497,781,467	3,104,461,857	2,627,921,776	2,240,474,874
$6,030,274,815	$8,826,858,954	$9,649,276,577	$10,206,947,097	$8,792,581,032	$7,598,502,604

$4,645,628,886	$6,627,948,684	$7,005,474,440	$6,948,609,278	$6,032,862,517	$5,243,391,321

$6,633,000	$14,015,000	$13,790,000	$14,070,000	$14,945,000	$10,297,000

$25,649,920	$47,719,227	$38,353,454	$39,039,306	$40,893,540	$32,203,639

1,156,222	1,897,361	1,373,005	1,273,414	1,263,420	974,200
$22.18	$25.15	$27.93	$30.66	$32.37	$33.06

$136,156,302	$182,901,141	$223,982,063	$225,219,233	$166,235,605	$118,135,802

6,159,317	7,307,879	8,059,926	7,388,342	5,157,360	3,591,361
$22.11	$25.03	$27.79	$30.48	$32.23	$32.89

$5,549,726,587	$8,158,760,484	$8,972,458,231	$9,541,207,322	$8,243,473,139	$7,159,904,702

249,791,911	323,979,486	320,757,424	310,949,699	254,266,667	216,279,687
$22.22	$25.18	$27.97	$30.68	$32.42	$33.10

$318,742,006	$437,478,102	$414,482,829	$401,481,236	$341,978,748	$288,258,461

14,497,290	17,561,286	14,984,544	13,223,697	10,666,510	8,811,212
$21.99	$24.91	$27.66	$30.36	$32.06	$32.71

Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
$0.0001	$0.0001	$0.0001	$0.0001	$0.0001	$0.0001

Statement of Assets and Liabilities (continued)

May 31, 2025	Lifecycle Index 2055	Lifecycle Index 2060	Lifecycle Index 2065
ASSETS

Affiliated investments, at value‡	$4,758,239,345	$2,783,037,149	$611,068,729

Short-term investments, at value#	8,420,000	6,263,000	2,382,000

Cash	544	144	–

Receivables:

Dividends	1,252,210	625,691	113,035

Interest	1,993	1,482	564

Investments sold	15,192,350	7,803,235	1,297,041

Reimbursement from Adviser	276,255	175,489	62,624

Shares sold	7,940,519	5,505,929	1,845,733

Other	68,425	30,533	18,023
Total assets	4,791,391,641	2,803,442,652	616,787,749
LIABILITIES

Due to affiliates	17,982	13,734	9,158

Cash overdraft	–	–	364

Payables:

Management fees	582,969	339,853	73,687

Investments purchased — regular settlement	20,017,406	11,864,183	3,172,073

Shares redeemed	1,835,127	890,319	220,404

Service agreement fees	36,395	20,053	3,130

Accrued expenses:

Custodian fees	3,278	3,259	3,253

Professional fees	892	509	–

Shareholder reporting expenses	100,391	84,243	34,395

Shareholder servicing agent fees	13,413	12,654	3,628

Trustees fees	77,441	35,579	4,156

12b-1 distribution and service fees	6,748	4,651	575

Other	40,026	24,685	14,419
Total liabilities	22,732,068	13,293,722	3,539,242
Net assets	$4,768,659,573	$2,790,148,930	$613,248,507

NET ASSETS CONSIST OF:

Paid-in capital	$3,531,526,321	$2,177,323,983	$528,254,511

Total distributable earnings (loss)	1,237,133,252	612,824,947	84,993,996
Net assets	$4,768,659,573	$2,790,148,930	$613,248,507

‡ Affiliated investments, cost	$3,462,083,834	$2,137,134,610	$523,023,229

# Short-term investments, cost	$8,420,000	$6,263,000	$2,382,000

CLASS I:

Net assets	$30,007,675	$19,422,452	$6,481,086

Shares outstanding	1,121,314	933,720	439,772
Net asset value (“NAV”) and offering price per share	$26.76	$20.80	$14.74

PREMIER CLASS:

Net assets	$54,408,303	$37,516,668	$4,708,844

Shares outstanding	2,038,086	1,808,308	320,020
NAV and offering price per share	$26.70	$20.75	$14.71

CLASS R6:

Net assets	$4,510,607,248	$2,636,943,588	$586,753,094

Shares outstanding	168,331,669	126,701,622	39,315,495
NAV and offering price per share	$26.80	$20.81	$14.92

RETIREMENT CLASS:

Net assets	$173,636,347	$96,266,222	$15,305,483

Shares outstanding	6,524,917	4,652,380	1,039,769
NAV and offering price per share	$26.61	$20.69	$14.72

Authorized shares — per class	Unlimited	Unlimited	Unlimited
Par value per share	$0.0001	$0.0001	$0.0001

20	See Notes to Financial Statements

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Statement of Operations

Year Ended May 31, 2025	Lifecycle Index Retirement Income	Lifecycle Index 2010	Lifecycle Index 2015	Lifecycle Index 2020	Lifecycle Index 2025
INVESTMENT INCOME

Dividends from affiliated investments	$21,862,178	$20,490,023	$31,505,256	$90,054,347	$170,987,034

Interest	45,815	31,695	38,900	101,163	238,124
Total investment income	21,907,993	20,521,718	31,544,156	90,155,510	171,225,158

EXPENSES

Management fees	1,238,918	1,110,285	1,768,166	5,125,874	9,875,884

12b-1 distribution and service fees — Premier Class	5,028	28,064	43,044	109,309	201,099

Shareholder servicing agent fees — Class I	105	107	143	751	1,055

Shareholder servicing agent fees — Premier Class	182	145	158	249	371

Shareholder servicing agent fees — Class R6	47,896	41,519	44,319	55,950	63,484

Shareholder servicing agent fees — Retirement Class	90,938	121,564	188,898	456,932	866,035

Administrative service fees	37,806	37,198	40,495	58,075	84,707

Trustees fees	11,982	10,637	17,255	51,311	102,113

Custodian expenses	7,664	7,670	7,701	7,694	7,724

Overdraft expense	18,264	5,485	9,946	10,393	10,049

Professional fees	15,864	15,805	16,120	17,815	20,391

Registration fees	68,582	68,312	67,783	72,828	78,650

Shareholder reporting expenses	54,603	60,712	68,438	114,045	163,441

Other	95,919	92,707	130,319	336,300	623,366
Total expenses	1,693,751	1,600,210	2,402,785	6,417,526	12,098,369
Expenses reimbursed by the investment adviser	(266,513)	(265,579)	(286,644)	(405,800)	(547,508)
Fee waiver by investment adviser	(580,390)	(521,826)	(809,857)	(2,282,325)	(4,205,873)
Net expenses	846,848	812,805	1,306,284	3,729,401	7,344,988
Net investment income (loss)	21,061,145	19,708,913	30,237,872	86,426,109	163,880,170

REALIZED AND UNREALIZED GAIN (LOSS)

Realized gain (loss):

Investments	–	–	–	–	–

Affiliated investments	8,074,136	8,123,502	27,374,427	71,599,641	110,927,850

Distributions from affiliated investments	568,607	471,747	860,672	2,871,841	6,372,074
Net realized gain (loss)	8,642,743	8,595,249	28,235,099	74,471,482	117,299,924

Change in unrealized appreciation (depreciation) on:

Affiliated investments	30,549,753	23,288,661	28,005,958	104,194,088	259,274,376
Net change in unrealized appreciation (depreciation)	30,549,753	23,288,661	28,005,958	104,194,088	259,274,376
Net realized and unrealized gain (loss)	39,192,496	31,883,910	56,241,057	178,665,570	376,574,300
Net increase (decrease) in net assets from operations	$60,253,641	$51,592,823	$86,478,929	$265,091,679	$540,454,470

22	See Notes to Financial Statements

Lifecycle Index 2030	Lifecycle Index 2035	Lifecycle Index 2040	Lifecycle Index 2045	Lifecycle Index 2050	Lifecycle Index 2055	Lifecycle Index 2060

$226,370,425	$227,398,695	$219,579,121	$176,360,120	$146,203,188	$88,979,305	$50,080,111

439,541	532,559	548,763	509,416	447,070	320,614	211,045
226,809,966	227,931,254	220,127,884	176,869,536	146,650,258	89,299,919	50,291,156

13,474,913	14,023,410	14,334,217	12,090,250	10,284,015	6,304,188	3,584,265

262,833	314,772	317,727	225,879	161,151	71,713	46,665

2,611	1,946	2,286	1,759	2,112	1,906	1,397

452	519	499	405	363	273	226

68,982	69,231	72,122	68,541	69,058	63,399	60,447

1,116,181	1,051,316	1,004,424	840,483	709,028	426,500	229,840

106,961	112,945	117,556	105,149	94,439	70,409	53,892

142,936	153,317	161,721	137,490	117,075	71,626	40,776

7,694	7,709	7,716	7,696	7,687	7,737	7,711

4,575	7,362	5,091	4,376	1,746	2,060	1,061

22,561	23,152	23,108	21,916	20,878	18,538	17,435

92,349	101,166	91,514	89,409	81,021	80,442	73,574

198,133	210,600	227,374	226,134	222,053	219,522	199,148

843,471	878,874	915,849	784,260	675,908	421,014	247,525
16,344,652	16,956,319	17,281,204	14,603,747	12,446,534	7,759,327	4,563,962
(662,148)	(693,218)	(716,519)	(667,536)	(625,114)	(545,430)	(468,696)
(5,533,868)	(5,535,598)	(5,410,576)	(4,569,027)	(3,830,239)	(2,351,361)	(1,338,835)
10,148,636	10,727,503	11,154,109	9,367,184	7,991,181	4,862,536	2,756,431
216,661,330	217,203,751	208,973,775	167,502,352	138,659,077	84,437,383	47,534,725

–	–	–	–	–	1,946	609

65,069,193	56,356,998	47,951,094	5,096,714	(4,780,609)	(11,604,378)	(6,234,999)

10,372,768	12,739,196	15,744,579	14,676,369	13,040,130	8,133,743	4,687,403
75,441,961	69,096,194	63,695,673	19,773,083	8,259,521	(3,468,689)	(1,546,987)

507,666,487	617,653,961	751,492,485	722,367,306	648,549,037	410,171,669	237,114,145
507,666,487	617,653,961	751,492,485	722,367,306	648,549,037	410,171,669	237,114,145
583,108,448	686,750,155	815,188,158	742,140,389	656,808,558	406,702,980	235,567,158
$799,769,778	$903,953,906	$1,024,161,933	$909,642,741	$795,467,635	$491,140,363	$283,101,883

Statement of Operations (continued)

Year Ended May 31, 2025	Lifecycle Index 2065
INVESTMENT INCOME

Dividends from affiliated investments	$9,362,784

Interest	68,009
Total investment income	9,430,793

EXPENSES

Management fees	680,037

12b-1 distribution and service fees — Premier Class	5,298

Shareholder servicing agent fees — Class I	235

Shareholder servicing agent fees — Premier Class	109

Shareholder servicing agent fees — Class R6	16,604

Shareholder servicing agent fees — Retirement Class	32,166

Administrative service fees	35,946

Trustees fees	7,579

Custodian expenses	7,694

Overdraft expense	1,681

Professional fees	15,190

Registration fees	75,825

Shareholder reporting expenses	119,204

Other	62,332
Total expenses	1,059,900
Expenses reimbursed by the investment adviser	(296,938)
Fee waiver by investment adviser	(259,412)
Net expenses	503,550
Net investment income (loss)	8,927,243

REALIZED AND UNREALIZED GAIN (LOSS)

Realized gain (loss):

Investments	194

Affiliated investments	(1,197,048)

Distributions from affiliated investments	893,752
Net realized gain (loss)	(303,102)

Change in unrealized appreciation (depreciation) on:

Affiliated investments	44,805,580
Net change in unrealized appreciation (depreciation)	44,805,580
Net realized and unrealized gain (loss)	44,502,478
Net increase (decrease) in net assets from operations	$53,429,721

24	See Notes to Financial Statements

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Statement of Changes in Net Assets

	Lifecycle Index Retirement Income		Lifecycle Index 2010

	Year Ended	Year Ended	Year Ended	Year Ended
	5/31/25	5/31/24	5/31/25	5/31/24
OPERATIONS
Net investment income (loss)	$21,061,145	$19,181,416	$19,708,913	$18,170,266
Net realized gain (loss)	8,642,743	(1,863,287)	8,595,249	11,515,679
Net change in unrealized appreciation (depreciation)	30,549,753	50,865,338	23,288,661	28,715,167
Net increase (decrease) in net assets from operations	60,253,641	68,183,467	51,592,823	58,401,112
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class I	(117,405)	(66,654)	(63,151)	(40,636)
Premier Class	(169,007)	(89,487)	(1,082,179)	(640,813)
Class R6	(34,079,677)	(17,810,107)	(35,269,602)	(18,866,826)
Retirement Class	(1,777,446)	(892,490)	(3,166,503)	(1,712,599)
Total distributions	(36,143,535)	(18,858,738)	(39,581,435)	(21,260,874)
FUND SHARE TRANSACTIONS
Subscriptions	291,021,152	228,699,434	151,595,921	102,244,672
Reinvestments of distributions	32,356,472	17,074,412	38,618,995	20,685,528
Redemptions	(279,862,514)	(206,207,587)	(173,126,796)	(161,485,076)
Net increase (decrease) from Fund share transactions	43,515,110	39,566,259	17,088,120	(38,554,876)
Net increase (decrease) in net assets	67,625,216	88,890,988	29,099,508	(1,414,638)
Net assets at the beginning of period	705,007,300	616,116,312	629,213,431	630,628,069
Net assets at the end of period	$772,632,516	$705,007,300	$658,312,939	$629,213,431

26	See Notes to Financial Statements

Lifecycle Index 2015		Lifecycle Index 2020		Lifecycle Index 2025		Lifecycle Index 2030
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
5/31/25	5/31/24	5/31/25	5/31/24	5/31/25	5/31/24	5/31/25	5/31/24

$30,237,872	$29,528,702	$86,426,109	$83,475,927	$163,880,170	$149,276,325	$216,661,330	$184,957,648
28,235,099	29,191,861	74,471,482	72,223,040	117,299,924	64,679,933	75,441,961	14,699,286
28,005,958	48,941,127	104,194,088	185,928,230	259,274,376	486,567,331	507,666,487	821,935,951
86,478,929	107,661,690	265,091,679	341,627,197	540,454,470	700,523,589	799,769,778	1,021,592,885

(88,784)	(51,579)	(498,250)	(344,758)	(1,003,354)	(516,749)	(1,182,128)	(787,909)
(2,068,961)	(1,130,702)	(4,616,954)	(2,630,651)	(7,179,439)	(3,088,317)	(5,945,242)	(3,774,690)
(67,904,425)	(37,227,345)	(181,210,212)	(95,417,147)	(303,398,019)	(134,076,644)	(273,631,618)	(165,971,088)
(5,598,328)	(3,222,645)	(11,760,622)	(6,456,175)	(18,513,073)	(9,192,903)	(14,885,398)	(10,065,889)
(75,660,498)	(41,632,271)	(198,086,038)	(104,848,731)	(330,093,885)	(146,874,613)	(295,644,386)	(180,599,576)

172,676,982	151,507,550	478,699,383	439,324,873	1,108,526,763	960,723,344	1,686,687,488	1,352,337,152
73,233,137	40,289,147	187,563,849	99,481,968	309,535,961	137,705,788	279,825,532	171,408,393
(301,583,382)	(252,534,883)	(806,495,302)	(725,515,692)	(1,550,158,915)	(1,121,209,317)	(1,662,264,742)	(1,129,816,307)
(55,673,263)	(60,738,186)	(140,232,070)	(186,708,851)	(132,096,191)	(22,780,185)	304,248,278	393,929,238
(44,854,832)	5,291,233	(73,226,429)	50,069,615	78,264,394	530,868,791	808,373,670	1,234,922,547
1,047,344,707	1,042,053,474	3,083,759,478	3,033,689,863	5,952,010,421	5,421,141,630	8,018,485,284	6,783,562,737
$1,002,489,875	$1,047,344,707	$3,010,533,049	$3,083,759,478	$6,030,274,815	$5,952,010,421	$8,826,858,954	$8,018,485,284

Statement of Changes in Net Assets (continued)

	Lifecycle Index 2035		Lifecycle Index 2040

	Year Ended	Year Ended	Year Ended	Year Ended
	5/31/25	5/31/24	5/31/25	5/31/24
OPERATIONS
Net investment income (loss)	$217,203,751	$180,176,861	$208,973,775	$176,760,375
Net realized gain (loss)	69,096,194	(474,339)	63,695,673	(6,246,244)
Net change in unrealized appreciation (depreciation)	617,653,961	1,005,567,850	751,492,485	1,226,215,207
Net increase (decrease) in net assets from operations	903,953,906	1,185,270,372	1,024,161,933	1,396,729,338
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class I	(813,802)	(567,772)	(651,409)	(538,589)
Premier Class	(5,989,524)	(3,857,289)	(4,840,887)	(3,954,076)
Class R6	(253,729,318)	(154,914,286)	(218,138,231)	(156,485,700)
Retirement Class	(11,900,721)	(8,392,031)	(9,014,779)	(7,629,130)
Total distributions	(272,433,365)	(167,731,378)	(232,645,306)	(168,607,495)
FUND SHARE TRANSACTIONS
Subscriptions	1,806,236,316	1,550,811,050	1,756,021,929	1,499,345,228
Reinvestments of distributions	258,157,477	159,535,720	223,656,958	162,404,648
Redemptions	(1,504,510,809)	(1,034,946,977)	(1,438,406,436)	(979,972,778)
Net increase (decrease) from Fund share transactions	559,882,984	675,399,793	541,272,451	681,777,098
Net increase (decrease) in net assets	1,191,403,525	1,692,938,787	1,332,789,078	1,909,898,941
Net assets at the beginning of period	8,457,873,052	6,764,934,265	8,874,158,019	6,964,259,078
Net assets at the end of period	$9,649,276,577	$8,457,873,052	$10,206,947,097	$8,874,158,019

28	See Notes to Financial Statements

Lifecycle Index 2045		Lifecycle Index 2050		Lifecycle Index 2055		Lifecycle Index 2060
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
5/31/25	5/31/24	5/31/25	5/31/24	5/31/25	5/31/24	5/31/25	5/31/24

$167,502,352	$139,543,831	$138,659,077	$115,371,907	$84,437,383	$67,167,653	$47,534,725	$35,595,418
19,773,083	(18,462,193)	8,259,521	(18,290,248)	(3,468,689)	(10,682,424)	(1,546,987)	(7,554,269)
722,367,306	1,103,795,492	648,549,037	965,448,337	410,171,669	572,567,307	237,114,145	312,641,706
909,642,741	1,224,877,130	795,467,635	1,062,529,996	491,140,363	629,052,536	283,101,883	340,682,855

(613,058)	(509,242)	(499,834)	(420,271)	(416,694)	(357,393)	(279,754)	(243,062)
(3,279,927)	(2,377,862)	(2,272,007)	(1,913,988)	(998,833)	(879,223)	(646,601)	(487,237)
(174,404,153)	(126,387,605)	(144,424,672)	(111,468,488)	(86,948,304)	(64,935,523)	(48,633,549)	(34,405,231)
(6,929,507)	(6,085,403)	(5,627,412)	(5,413,361)	(3,326,374)	(2,974,797)	(1,767,146)	(1,483,183)
(185,226,645)	(135,360,112)	(152,823,925)	(119,216,108)	(91,690,205)	(69,146,936)	(51,327,050)	(36,618,713)

1,685,678,833	1,496,589,665	1,554,428,479	1,274,445,721	1,211,338,705	974,906,030	916,864,515	696,416,289
176,964,444	129,762,323	146,386,863	114,459,662	87,358,025	66,096,262	48,792,262	34,946,899
(1,213,874,110)	(817,713,723)	(1,009,906,407)	(679,999,600)	(677,868,661)	(470,471,723)	(485,389,715)	(310,232,315)
648,769,167	808,638,265	690,908,935	708,905,783	620,828,069	570,530,569	480,267,062	421,130,873
1,373,185,263	1,898,155,283	1,333,552,645	1,652,219,671	1,020,278,227	1,130,436,169	712,041,895	725,195,015
7,419,395,769	5,521,240,486	6,264,949,959	4,612,730,288	3,748,381,346	2,617,945,177	2,078,107,035	1,352,912,020
$8,792,581,032	$7,419,395,769	$7,598,502,604	$6,264,949,959	$4,768,659,573	$3,748,381,346	$2,790,148,930	$2,078,107,035

Statement of Changes in Net Assets (continued)

	Lifecycle Index 2065
	Year Ended	Year Ended
	5/31/25	5/31/24

OPERATIONS
Net investment income (loss)	$8,927,243	$4,753,605
Net realized gain (loss)	(303,102)	(685,013)
Net change in unrealized appreciation (depreciation)	44,805,580	42,485,825
Net increase (decrease) in net assets from operations	53,429,721	46,554,417
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class I	(77,380)	(63,731)
Premier Class	(64,806)	(52,902)
Class R6	(9,175,272)	(4,551,523)
Retirement Class	(241,122)	(144,162)
Total distributions	(9,558,580)	(4,812,318)
FUND SHARE TRANSACTIONS
Subscriptions	318,780,874	208,269,379
Reinvestments of distributions	9,305,846	4,604,356
Redemptions	(97,733,433)	(43,759,994)
Net increase (decrease) from Fund share transactions	230,353,287	169,113,741
Net increase (decrease) in net assets	274,224,428	210,855,840
Net assets at the beginning of period	339,024,079	128,168,239
Net assets at the end of period	$613,248,507	$339,024,079

30	See Notes to Financial Statements

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Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)(b)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Lifecycle Index Retirement Income
Class I:
5/31/25	$15.99	$0.48	$0.87	$1.35	$(0.49)	$(0.36)	$(0.85)	$16.49
5/31/24	14.90	0.43	1.08	1.51	(0.41)	(0.01)	(0.42)	15.99
5/31/23	15.47	0.37	(0.46)	(0.09)	(0.36)	(0.12)	(0.48)	14.90
5/31/22	17.19	0.35	(1.38)	(1.03)	(0.36)	(0.33)	(0.69)	15.47
5/31/21	15.10	0.24	2.18	2.42	(0.28)	(0.05)	(0.33)	17.19
Premier Class:
5/31/25	15.98	0.46	0.88	1.34	(0.47)	(0.36)	(0.83)	16.49
5/31/24	14.89	0.42	1.08	1.50	(0.40)	(0.01)	(0.41)	15.98
5/31/23	15.46	0.37	(0.46)	(0.09)	(0.36)	(0.12)	(0.48)	14.89
5/31/22	17.18	0.41	(1.45)	(1.04)	(0.35)	(0.33)	(0.68)	15.46
5/31/21	15.09	0.27	2.14	2.41	(0.27)	(0.05)	(0.32)	17.18
Class R6:
5/31/25	16.00	0.48	0.89	1.37	(0.50)	(0.36)	(0.86)	16.51
5/31/24	14.90	0.44	1.10	1.54	(0.43)	(0.01)	(0.44)	16.00
5/31/23	15.48	0.39	(0.47)	(0.08)	(0.38)	(0.12)	(0.50)	14.90
5/31/22	17.20	0.36	(1.37)	(1.01)	(0.38)	(0.33)	(0.71)	15.48
5/31/21	15.10	0.28	2.16	2.44	(0.29)	(0.05)	(0.34)	17.20
Retirement Class:
5/31/25	15.96	0.44	0.89	1.33	(0.46)	(0.36)	(0.82)	16.47
5/31/24	14.87	0.40	1.09	1.49	(0.39)	(0.01)	(0.40)	15.96
5/31/23	15.44	0.35	(0.46)	(0.11)	(0.34)	(0.12)	(0.46)	14.87
5/31/22	17.16	0.32	(1.38)	(1.06)	(0.33)	(0.33)	(0.66)	15.44
5/31/21	15.07	0.24	2.16	2.40	(0.26)	(0.05)	(0.31)	17.16

(a)	Based on average shares outstanding.
(b)	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)	Total returns are not annualized.
(d)	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds.

32	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(c)	Net Assets, End of Period (000)	Gross Expenses(d)	Net Expenses(d)	Net Investment Income (Loss)(d)	Portfolio Turnover Rate

8.59%	$2,320	0.22%	0.11%	2.92%	23%
10.27	2,418	0.32	0.20	2.79	19
(0.45)	2,312	0.31	0.19	2.52	24
(6.30)	2,699	0.33	0.20	2.08	24
16.16	2,242	0.34	0.20	1.49	23

8.53	3,429	0.37	0.25	2.80	23
10.20	3,307	0.37	0.25	2.72	19
(0.48)	3,277	0.37	0.25	2.53	24
(6.36)	3,993	0.38	0.25	2.37	24
16.12	25,449	0.38	0.25	1.63	23

8.68	729,237	0.22	0.10	2.93	23
10.43	664,434	0.22	0.10	2.86	19
(0.40)	574,299	0.22	0.10	2.62	24
(6.20)	557,296	0.23	0.10	2.13	24
16.36	547,545	0.23	0.10	1.69	23

8.43	37,647	0.47	0.35	2.72	23
10.11	34,847	0.47	0.35	2.59	19
(0.60)	36,227	0.47	0.35	2.36	24
(6.45)	40,901	0.48	0.35	1.90	24
16.04	48,346	0.48	0.35	1.45	23

See Notes to Financial Statements	33

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)(b)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Lifecycle Index 2010
Class I:
5/31/25	$16.58	$0.50	$0.86	$1.36	$(0.50)	$(0.55)	$(1.05)	$16.89
5/31/24	15.63	0.44	1.04	1.48	(0.41)	(0.12)	(0.53)	16.58
5/31/23	16.24	0.39	(0.49)	(0.10)	(0.38)	(0.13)	(0.51)	15.63
5/31/22	18.13	0.36	(1.40)	(1.04)	(0.37)	(0.48)	(0.85)	16.24
5/31/21	15.97	0.22	2.35	2.57	(0.30)	(0.11)	(0.41)	18.13
Premier Class:
5/31/25	16.51	0.49	0.85	1.34	(0.50)	(0.55)	(1.05)	16.80
5/31/24	15.58	0.45	1.01	1.46	(0.41)	(0.12)	(0.53)	16.51
5/31/23	16.18	0.38	(0.48)	(0.10)	(0.37)	(0.13)	(0.50)	15.58
5/31/22	18.06	0.37	(1.42)	(1.05)	(0.35)	(0.48)	(0.83)	16.18
5/31/21	15.92	0.27	2.26	2.53	(0.28)	(0.11)	(0.39)	18.06
Class R6:
5/31/25	16.58	0.52	0.84	1.36	(0.52)	(0.55)	(1.07)	16.87
5/31/24	15.63	0.46	1.04	1.50	(0.43)	(0.12)	(0.55)	16.58
5/31/23	16.24	0.41	(0.50)	(0.09)	(0.39)	(0.13)	(0.52)	15.63
5/31/22	18.13	0.38	(1.41)	(1.03)	(0.38)	(0.48)	(0.86)	16.24
5/31/21	15.97	0.30	2.28	2.58	(0.31)	(0.11)	(0.42)	18.13
Retirement Class:
5/31/25	16.41	0.49	0.82	1.31	(0.48)	(0.55)	(1.03)	16.69
5/31/24	15.48	0.42	1.02	1.44	(0.39)	(0.12)	(0.51)	16.41
5/31/23	16.08	0.37	(0.49)	(0.12)	(0.35)	(0.13)	(0.48)	15.48
5/31/22	17.96	0.33	(1.39)	(1.06)	(0.34)	(0.48)	(0.82)	16.08
5/31/21	15.83	0.25	2.26	2.51	(0.27)	(0.11)	(0.38)	17.96

(a)	Based on average shares outstanding.
(b)	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)	Total returns are not annualized.
(d)	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds.

34	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(c)	Net Assets, End of Period (000)	Gross Expenses(d)	Net Expenses(d)	Net Investment Income (Loss)(d)	Portfolio Turnover Rate

8.35%	$1,268	0.23%	0.11%	2.99%	21%
9.63	1,188	0.32	0.20	2.74	17
(0.53)	2,024	0.31	0.19	2.52	22
(6.16)	1,715	0.32	0.20	2.03	23
16.18	1,950	0.32	0.19	1.28	28

8.21	19,178	0.37	0.25	2.89	21
9.57	17,901	0.37	0.25	2.79	17
(0.60)	19,016	0.37	0.25	2.47	22
(6.19)	21,048	0.38	0.25	2.07	23
15.99	43,665	0.38	0.25	1.56	28

8.34	593,658	0.23	0.10	3.06	21
9.76	559,325	0.22	0.10	2.90	17
(0.44)	553,938	0.22	0.10	2.63	22
(6.07)	526,583	0.22	0.10	2.12	23
16.22	560,852	0.23	0.10	1.71	28

8.09	44,209	0.47	0.35	2.90	21
9.44	50,800	0.47	0.35	2.66	17
(0.66)	55,650	0.47	0.35	2.39	22
(6.32)	68,666	0.47	0.35	1.88	23
15.91	81,534	0.48	0.35	1.46	28

See Notes to Financial Statements	35

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)(b)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Lifecycle Index 2015
Class I:
5/31/25	$17.50	$0.50	$1.00	$1.50	$(0.53)	$(0.81)	$(1.34)	$17.66
5/31/24	16.45	0.45	1.26	1.71	(0.43)	(0.23)	(0.66)	17.50
5/31/23	17.04	0.40	(0.48)	(0.08)	(0.40)	(0.11)	(0.51)	16.45
5/31/22	19.14	0.40	(1.55)	(1.15)	(0.38)	(0.57)	(0.95)	17.04
5/31/21	16.65	0.23	2.75	2.98	(0.33)	(0.16)	(0.49)	19.14
Premier Class:
5/31/25	17.42	0.49	0.97	1.46	(0.52)	(0.81)	(1.33)	17.55
5/31/24	16.37	0.45	1.25	1.70	(0.42)	(0.23)	(0.65)	17.42
5/31/23	16.97	0.39	(0.49)	(0.10)	(0.39)	(0.11)	(0.50)	16.37
5/31/22	19.07	0.41	(1.57)	(1.16)	(0.37)	(0.57)	(0.94)	16.97
5/31/21	16.58	0.28	2.68	2.96	(0.31)	(0.16)	(0.47)	19.07
Class R6:
5/31/25	17.51	0.52	0.98	1.50	(0.55)	(0.81)	(1.36)	17.65
5/31/24	16.46	0.48	1.25	1.73	(0.45)	(0.23)	(0.68)	17.51
5/31/23	17.05	0.42	(0.48)	(0.06)	(0.42)	(0.11)	(0.53)	16.46
5/31/22	19.15	0.39	(1.52)	(1.13)	(0.40)	(0.57)	(0.97)	17.05
5/31/21	16.65	0.31	2.69	3.00	(0.34)	(0.16)	(0.50)	19.15
Retirement Class:
5/31/25	17.36	0.48	0.96	1.44	(0.50)	(0.81)	(1.31)	17.49
5/31/24	16.32	0.43	1.25	1.68	(0.41)	(0.23)	(0.64)	17.36
5/31/23	16.92	0.37	(0.48)	(0.11)	(0.38)	(0.11)	(0.49)	16.32
5/31/22	19.00	0.34	(1.50)	(1.16)	(0.35)	(0.57)	(0.92)	16.92
5/31/21	16.52	0.26	2.67	2.93	(0.29)	(0.16)	(0.45)	19.00

(a)	Based on average shares outstanding.
(b)	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)	Total returns are not annualized.
(d)	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds.

36	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(c)	Net Assets, End of Period (000)	Gross Expenses(d)	Net Expenses(d)	Net Investment Income (Loss)(d)	Portfolio Turnover Rate

8.74%	$1,805	0.22%	0.12%	2.82%	14%
10.57	1,259	0.30	0.20	2.65	15
(0.33)	1,700	0.30	0.20	2.48	18
(6.40)	1,657	0.31	0.20	2.13	19
18.05	1,396	0.31	0.20	1.28	26

8.55	28,254	0.36	0.25	2.79	14
10.57	29,222	0.36	0.25	2.67	15
(0.45)	30,386	0.35	0.25	2.41	18
(6.49)	34,529	0.36	0.25	2.16	19
18.00	98,140	0.36	0.25	1.55	26

8.73	903,168	0.21	0.10	2.94	14
10.75	934,070	0.21	0.10	2.82	15
(0.28)	921,164	0.20	0.10	2.55	18
(6.32)	966,867	0.21	0.10	2.08	19
18.16	962,220	0.21	0.10	1.71	26

8.46	69,264	0.46	0.35	2.73	14
10.43	82,794	0.46	0.35	2.58	15
(0.56)	88,804	0.45	0.35	2.31	18
(6.51)	100,537	0.46	0.35	1.83	19
17.88	126,902	0.46	0.35	1.44	26

See Notes to Financial Statements	37

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)(b)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Lifecycle Index 2020
Class I:
5/31/25	$19.17	$0.53	$1.17	$1.70	$(0.55)	$(0.74)	$(1.29)	$19.58
5/31/24	17.76	0.49	1.54	2.03	(0.46)	(0.16)	(0.62)	19.17
5/31/23	18.36	0.41	(0.48)	(0.07)	(0.41)	(0.12)	(0.53)	17.76
5/31/22	20.67	0.41	(1.68)	(1.27)	(0.41)	(0.63)	(1.04)	18.36
5/31/21	17.61	0.27	3.23	3.50	(0.34)	(0.10)	(0.44)	20.67
Premier Class:
5/31/25	19.10	0.52	1.15	1.67	(0.55)	(0.74)	(1.29)	19.48
5/31/24	17.69	0.48	1.54	2.02	(0.45)	(0.16)	(0.61)	19.10
5/31/23	18.29	0.40	(0.48)	(0.08)	(0.40)	(0.12)	(0.52)	17.69
5/31/22	20.59	0.44	(1.72)	(1.28)	(0.39)	(0.63)	(1.02)	18.29
5/31/21	17.55	0.30	3.17	3.47	(0.33)	(0.10)	(0.43)	20.59
Class R6:
5/31/25	19.20	0.55	1.17	1.72	(0.58)	(0.74)	(1.32)	19.60
5/31/24	17.79	0.50	1.55	2.05	(0.48)	(0.16)	(0.64)	19.20
5/31/23	18.39	0.43	(0.48)	(0.05)	(0.43)	(0.12)	(0.55)	17.79
5/31/22	20.70	0.41	(1.66)	(1.25)	(0.43)	(0.63)	(1.06)	18.39
5/31/21	17.63	0.33	3.20	3.53	(0.36)	(0.10)	(0.46)	20.70
Retirement Class:
5/31/25	19.02	0.51	1.14	1.65	(0.52)	(0.74)	(1.26)	19.41
5/31/24	17.63	0.45	1.53	1.98	(0.43)	(0.16)	(0.59)	19.02
5/31/23	18.22	0.38	(0.47)	(0.09)	(0.38)	(0.12)	(0.50)	17.63
5/31/22	20.52	0.36	(1.66)	(1.30)	(0.37)	(0.63)	(1.00)	18.22
5/31/21	17.48	0.28	3.17	3.45	(0.31)	(0.10)	(0.41)	20.52

(a)	Based on average shares outstanding.
(b)	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)	Total returns are not annualized.
(d)	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds.

38	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(c)	Net Assets, End of Period (000)	Gross Expenses(d)	Net Expenses(d)	Net Investment Income (Loss)(d)	Portfolio Turnover Rate

9.03%	$10,377	0.20%	0.12%	2.71%	12%
11.60	8,484	0.29	0.20	2.66	14
(0.27)	10,266	0.29	0.20	2.36	19
(6.60)	10,672	0.30	0.20	2.03	19
20.00	11,420	0.30	0.20	1.37	21

8.86	73,532	0.34	0.25	2.68	12
11.59	72,849	0.34	0.25	2.63	14
(0.32)	78,463	0.34	0.25	2.30	19
(6.65)	82,754	0.35	0.25	2.13	19
19.89	316,253	0.35	0.25	1.55	21

9.09	2,758,073	0.19	0.10	2.83	12
11.75	2,805,493	0.19	0.10	2.73	14
(0.21)	2,736,922	0.19	0.10	2.44	19
(6.51)	2,756,707	0.19	0.10	2.01	19
20.14	2,729,084	0.20	0.10	1.72	21

8.83	168,550	0.44	0.35	2.62	12
11.39	196,934	0.44	0.35	2.48	14
(0.39)	208,039	0.44	0.35	2.20	19
(6.76)	247,101	0.44	0.35	1.78	19
19.85	310,428	0.45	0.35	1.46	21

See Notes to Financial Statements	39

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)(b)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Lifecycle Index 2025
Class I:
5/31/25	$21.41	$0.56	$1.42	$1.98	$(0.59)	$(0.62)	$(1.21)	$22.18
5/31/24	19.45	0.51	1.96	2.47	(0.48)	(0.03)	(0.51)	21.41
5/31/23	20.02	0.44	(0.47)	(0.03)	(0.42)	(0.12)	(0.54)	19.45
5/31/22	22.32	0.42	(1.85)	(1.43)	(0.43)	(0.44)	(0.87)	20.02
5/31/21	18.50	0.31	3.96	4.27	(0.36)	(0.09)	(0.45)	22.32
Premier Class:
5/31/25	21.36	0.56	1.39	1.95	(0.58)	(0.62)	(1.20)	22.11
5/31/24	19.40	0.51	1.95	2.46	(0.47)	(0.03)	(0.50)	21.36
5/31/23	19.98	0.42	(0.47)	(0.05)	(0.41)	(0.12)	(0.53)	19.40
5/31/22	22.26	0.47	(1.90)	(1.43)	(0.41)	(0.44)	(0.85)	19.98
5/31/21	18.45	0.32	3.92	4.24	(0.34)	(0.09)	(0.43)	22.26
Class R6:
5/31/25	21.46	0.60	1.39	1.99	(0.61)	(0.62)	(1.23)	22.22
5/31/24	19.49	0.53	1.97	2.50	(0.50)	(0.03)	(0.53)	21.46
5/31/23	20.07	0.45	(0.47)	(0.02)	(0.44)	(0.12)	(0.56)	19.49
5/31/22	22.36	0.43	(1.83)	(1.40)	(0.45)	(0.44)	(0.89)	20.07
5/31/21	18.53	0.35	3.94	4.29	(0.37)	(0.09)	(0.46)	22.36
Retirement Class:
5/31/25	21.25	0.54	1.37	1.91	(0.55)	(0.62)	(1.17)	21.99
5/31/24	19.30	0.48	1.95	2.43	(0.45)	(0.03)	(0.48)	21.25
5/31/23	19.87	0.40	(0.47)	(0.07)	(0.38)	(0.12)	(0.50)	19.30
5/31/22	22.15	0.37	(1.82)	(1.45)	(0.39)	(0.44)	(0.83)	19.87
5/31/21	18.36	0.30	3.90	4.20	(0.32)	(0.09)	(0.41)	22.15

(a)	Based on average shares outstanding.
(b)	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)	Total returns are not annualized.
(d)	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds.

40	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(c)	Net Assets, End of Period (000)	Gross Expenses(d)	Net Expenses(d)	Net Investment Income (Loss)(d)	Portfolio Turnover Rate

9.37%	$25,650	0.19%	0.11%	2.58%	14%
12.84	20,650	0.29	0.21	2.50	15
(0.06)	22,052	0.28	0.20	2.30	14
(6.78)	21,746	0.29	0.21	1.92	14
23.20	17,472	0.29	0.20	1.47	18

9.26	136,156	0.33	0.25	2.57	14
12.83	128,403	0.33	0.25	2.50	15
(0.17)	119,308	0.33	0.25	2.20	14
(6.79)	123,482	0.34	0.25	2.06	14
23.11	466,892	0.34	0.25	1.55	18

9.42	5,549,727	0.18	0.10	2.72	14
12.98	5,430,992	0.18	0.10	2.62	15
(0.01)	4,888,761	0.18	0.10	2.33	14
(6.65)	4,582,423	0.19	0.10	1.95	14
23.29	4,263,286	0.19	0.10	1.71	18

9.13	318,742	0.43	0.35	2.49	14
12.73	371,965	0.43	0.35	2.39	15
(0.23)	391,021	0.43	0.35	2.10	14
(6.91)	420,997	0.44	0.35	1.71	14
22.99	481,282	0.44	0.35	1.46	18

See Notes to Financial Statements	41

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)(b)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Lifecycle Index 2030
Class I:
5/31/25	$23.66	$0.60	$1.74	$2.34	$(0.61)	$(0.24)	$(0.85)	$25.15
5/31/24	21.14	0.53	2.52	3.05	(0.50)	(0.03)	(0.53)	23.66
5/31/23	21.68	0.45	(0.45)	—	(0.42)	(0.12)	(0.54)	21.14
5/31/22	24.04	0.43	(2.03)	(1.60)	(0.45)	(0.31)	(0.76)	21.68
5/31/21	19.38	0.31	4.80	5.11	(0.37)	(0.08)	(0.45)	24.04
Premier Class:
5/31/25	23.57	0.59	1.71	2.30	(0.60)	(0.24)	(0.84)	25.03
5/31/24	21.06	0.53	2.50	3.03	(0.49)	(0.03)	(0.52)	23.57
5/31/23	21.60	0.43	(0.44)	(0.01)	(0.41)	(0.12)	(0.53)	21.06
5/31/22	23.96	0.50	(2.12)	(1.62)	(0.43)	(0.31)	(0.74)	21.60
5/31/21	19.31	0.34	4.75	5.09	(0.36)	(0.08)	(0.44)	23.96
Class R6:
5/31/25	23.70	0.63	1.73	2.36	(0.64)	(0.24)	(0.88)	25.18
5/31/24	21.18	0.56	2.51	3.07	(0.52)	(0.03)	(0.55)	23.70
5/31/23	21.72	0.46	(0.44)	0.02	(0.44)	(0.12)	(0.56)	21.18
5/31/22	24.08	0.45	(2.03)	(1.58)	(0.47)	(0.31)	(0.78)	21.72
5/31/21	19.40	0.38	4.77	5.15	(0.39)	(0.08)	(0.47)	24.08
Retirement Class:
5/31/25	23.46	0.57	1.69	2.26	(0.57)	(0.24)	(0.81)	24.91
5/31/24	20.97	0.50	2.49	2.99	(0.47)	(0.03)	(0.50)	23.46
5/31/23	21.51	0.41	(0.44)	(0.03)	(0.39)	(0.12)	(0.51)	20.97
5/31/22	23.85	0.39	(2.01)	(1.62)	(0.41)	(0.31)	(0.72)	21.51
5/31/21	19.22	0.32	4.72	5.04	(0.33)	(0.08)	(0.41)	23.85

(a)	Based on average shares outstanding.
(b)	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)	Total returns are not annualized.
(d)	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds.

42	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(c)	Net Assets, End of Period (000)	Gross Expenses(d)	Net Expenses(d)	Net Investment Income (Loss)(d)	Portfolio Turnover Rate

9.96%	$47,719	0.18%	0.11%	2.44%	13%
14.57	34,837	0.28	0.21	2.37	12
0.15	33,509	0.28	0.20	2.17	12
(6.94)	26,880	0.28	0.20	1.83	13
26.54	23,352	0.29	0.20	1.38	16

9.83	182,901	0.33	0.25	2.41	13
14.53	161,501	0.33	0.26	2.41	12
0.09	150,728	0.33	0.25	2.09	12
(7.00)	150,515	0.33	0.25	2.04	13
26.45	475,693	0.34	0.25	1.54	16

10.01	8,158,760	0.18	0.10	2.56	13
14.66	7,365,843	0.18	0.11	2.50	12
0.24	6,168,804	0.18	0.10	2.22	12
(6.86)	5,483,743	0.18	0.10	1.88	13
26.70	4,966,053	0.19	0.10	1.70	16

9.71	437,478	0.43	0.35	2.33	13
14.39	456,305	0.43	0.36	2.28	12
(0.02)	430,522	0.43	0.35	1.97	12
(7.07)	445,022	0.43	0.35	1.66	13
26.40	496,871	0.44	0.35	1.45	16

See Notes to Financial Statements	43

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)(b)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Lifecycle Index 2035
Class I:
5/31/25	$26.00	$0.61	$2.12	$2.73	$(0.63)	$(0.17)	$(0.80)	$27.93
5/31/24	22.78	0.55	3.19	3.74	(0.52)	—	(0.52)	26.00
5/31/23	23.24	0.45	(0.35)	0.10	(0.43)	(0.13)	(0.56)	22.78
5/31/22	25.73	0.44	(2.19)	(1.75)	(0.47)	(0.27)	(0.74)	23.24
5/31/21	20.18	0.32	5.70	6.02	(0.39)	(0.08)	(0.47)	25.73
Premier Class:
5/31/25	25.89	0.60	2.09	2.69	(0.62)	(0.17)	(0.79)	27.79
5/31/24	22.69	0.54	3.17	3.71	(0.51)	—	(0.51)	25.89
5/31/23	23.14	0.43	(0.33)	0.10	(0.42)	(0.13)	(0.55)	22.69
5/31/22	25.63	0.51	(2.27)	(1.76)	(0.46)	(0.27)	(0.73)	23.14
5/31/21	20.11	0.36	5.61	5.97	(0.37)	(0.08)	(0.45)	25.63
Class R6:
5/31/25	26.06	0.65	2.09	2.74	(0.66)	(0.17)	(0.83)	27.97
5/31/24	22.83	0.58	3.19	3.77	(0.54)	—	(0.54)	26.06
5/31/23	23.28	0.47	(0.34)	0.13	(0.45)	(0.13)	(0.58)	22.83
5/31/22	25.77	0.46	(2.18)	(1.72)	(0.50)	(0.27)	(0.77)	23.28
5/31/21	20.21	0.40	5.64	6.04	(0.40)	(0.08)	(0.48)	25.77
Retirement Class:
5/31/25	25.77	0.58	2.07	2.65	(0.59)	(0.17)	(0.76)	27.66
5/31/24	22.59	0.52	3.14	3.66	(0.48)	—	(0.48)	25.77
5/31/23	23.04	0.41	(0.33)	0.08	(0.40)	(0.13)	(0.53)	22.59
5/31/22	25.52	0.40	(2.18)	(1.78)	(0.43)	(0.27)	(0.70)	23.04
5/31/21	20.02	0.33	5.60	5.93	(0.35)	(0.08)	(0.43)	25.52

(a)	Based on average shares outstanding.
(b)	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)	Total returns are not annualized.
(d)	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds.

44	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(c)	Net Assets, End of Period (000)	Gross Expenses(d)	Net Expenses(d)	Net Investment Income (Loss)(d)	Portfolio Turnover Rate

10.56%	$38,353	0.18%	0.11%	2.27%	13%
16.57	27,533	0.28	0.21	2.26	11
0.56	25,308	0.27	0.20	2.03	12
(7.09)	18,143	0.28	0.20	1.72	12
30.03	15,231	0.28	0.20	1.37	15

10.45	223,982	0.32	0.25	2.23	13
16.49	194,855	0.33	0.26	2.25	11
0.54	169,166	0.32	0.25	1.96	12
(7.18)	161,087	0.33	0.25	1.97	12
29.90	470,422	0.33	0.25	1.54	15

10.57	8,972,458	0.17	0.10	2.40	13
16.68	7,806,878	0.18	0.11	2.37	11
0.69	6,172,055	0.17	0.10	2.11	12
(7.00)	5,330,114	0.18	0.10	1.81	12
30.12	4,697,189	0.18	0.10	1.70	15

10.34	414,483	0.42	0.35	2.17	13
16.36	428,608	0.43	0.36	2.14	11
0.43	398,405	0.42	0.35	1.86	12
(7.26)	401,495	0.43	0.35	1.58	12
29.81	451,962	0.43	0.35	1.45	15

See Notes to Financial Statements	45

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)(b)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Lifecycle Index 2040
Class I:
5/31/25	$28.15	$0.59	$2.62	$3.21	$(0.64)	$(0.06)	$(0.70)	$30.66
5/31/24	24.16	0.55	3.97	4.52	(0.53)	—	(0.53)	28.15
5/31/23	24.51	0.47	(0.24)	0.23	(0.45)	(0.13)	(0.58)	24.16
5/31/22	27.16	0.47	(2.32)	(1.85)	(0.51)	(0.29)	(0.80)	24.51
5/31/21	20.69	0.31	6.64	6.95	(0.40)	(0.08)	(0.48)	27.16
Premier Class:
5/31/25	28.02	0.59	2.56	3.15	(0.63)	(0.06)	(0.69)	30.48
5/31/24	24.05	0.56	3.93	4.49	(0.52)	—	(0.52)	28.02
5/31/23	24.40	0.44	(0.23)	0.21	(0.43)	(0.13)	(0.56)	24.05
5/31/22	27.04	0.54	(2.40)	(1.86)	(0.49)	(0.29)	(0.78)	24.40
5/31/21	20.60	0.36	6.54	6.90	(0.38)	(0.08)	(0.46)	27.04
Class R6:
5/31/25	28.20	0.65	2.56	3.21	(0.67)	(0.06)	(0.73)	30.68
5/31/24	24.20	0.58	3.98	4.56	(0.56)	—	(0.56)	28.20
5/31/23	24.55	0.48	(0.23)	0.25	(0.47)	(0.13)	(0.60)	24.20
5/31/22	27.19	0.48	(2.30)	(1.82)	(0.53)	(0.29)	(0.82)	24.55
5/31/21	20.71	0.41	6.56	6.97	(0.41)	(0.08)	(0.49)	27.19
Retirement Class:
5/31/25	27.91	0.57	2.54	3.11	(0.60)	(0.06)	(0.66)	30.36
5/31/24	23.96	0.52	3.93	4.45	(0.50)	—	(0.50)	27.91
5/31/23	24.30	0.42	(0.22)	0.20	(0.41)	(0.13)	(0.54)	23.96
5/31/22	26.93	0.42	(2.30)	(1.88)	(0.46)	(0.29)	(0.75)	24.30
5/31/21	20.52	0.34	6.51	6.85	(0.36)	(0.08)	(0.44)	26.93

(a)	Based on average shares outstanding.
(b)	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)	Total returns are not annualized.
(d)	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds.

46	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(c)	Net Assets, End of Period (000)	Gross Expenses(d)	Net Expenses(d)	Net Investment Income (Loss)(d)	Portfolio Turnover Rate

11.46%	$39,039	0.17%	0.11%	2.00%	12%
18.90	28,684	0.27	0.21	2.10	9
1.05	24,491	0.27	0.20	2.00	13
(7.12)	21,468	0.27	0.20	1.75	12
33.78	16,071	0.28	0.20	1.25	14

11.28	225,219	0.32	0.25	2.02	12
18.86	200,053	0.32	0.26	2.14	9
0.99	176,064	0.32	0.25	1.88	13
(7.18)	172,180	0.32	0.25	1.98	12
33.69	447,061	0.33	0.25	1.50	14

11.44	9,541,207	0.17	0.10	2.19	12
19.02	8,245,416	0.17	0.11	2.23	9
1.15	6,388,981	0.17	0.10	2.03	13
(7.00)	5,515,470	0.17	0.10	1.78	12
33.87	4,914,220	0.18	0.10	1.68	14

11.18	401,481	0.42	0.35	1.96	12
18.72	400,006	0.42	0.36	2.02	9
0.93	374,723	0.42	0.35	1.79	13
(7.26)	385,438	0.42	0.35	1.55	12
33.55	435,795	0.43	0.35	1.42	14

See Notes to Financial Statements	47

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)(b)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Lifecycle Index 2045
Class I:
5/31/25	$29.52	$0.58	$2.96	$3.54	$(0.65)	$(0.04)	$(0.69)	$32.37
5/31/24	25.00	0.55	4.51	5.06	(0.54)	—	(0.54)	29.52
5/31/23	25.33	0.46	(0.23)	0.23	(0.45)	(0.11)	(0.56)	25.00
5/31/22	27.93	0.49	(2.38)	(1.89)	(0.53)	(0.18)	(0.71)	25.33
5/31/21	20.65	0.32	7.39	7.71	(0.39)	(0.04)	(0.43)	27.93
Premier Class:
5/31/25	29.43	0.59	2.89	3.48	(0.64)	(0.04)	(0.68)	32.23
5/31/24	24.92	0.56	4.48	5.04	(0.53)	—	(0.53)	29.43
5/31/23	25.25	0.44	(0.23)	0.21	(0.43)	(0.11)	(0.54)	24.92
5/31/22	27.83	0.62	(2.51)	(1.89)	(0.51)	(0.18)	(0.69)	25.25
5/31/21	20.58	0.36	7.31	7.67	(0.38)	(0.04)	(0.42)	27.83
Class R6:
5/31/25	29.59	0.64	2.91	3.55	(0.68)	(0.04)	(0.72)	32.42
5/31/24	25.05	0.59	4.52	5.11	(0.57)	—	(0.57)	29.59
5/31/23	25.39	0.48	(0.24)	0.24	(0.47)	(0.11)	(0.58)	25.05
5/31/22	27.98	0.49	(2.35)	(1.86)	(0.55)	(0.18)	(0.73)	25.39
5/31/21	20.68	0.41	7.34	7.75	(0.41)	(0.04)	(0.45)	27.98
Retirement Class:
5/31/25	29.27	0.56	2.88	3.44	(0.61)	(0.04)	(0.65)	32.06
5/31/24	24.79	0.52	4.47	4.99	(0.51)	—	(0.51)	29.27
5/31/23	25.12	0.42	(0.23)	0.19	(0.41)	(0.11)	(0.52)	24.79
5/31/22	27.70	0.43	(2.35)	(1.92)	(0.48)	(0.18)	(0.66)	25.12
5/31/21	20.49	0.34	7.26	7.60	(0.35)	(0.04)	(0.39)	27.70

(a)	Based on average shares outstanding.
(b)	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)	Total returns are not annualized.
(d)	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds.

48	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(c)	Net Assets, End of Period (000)	Gross Expenses(d)	Net Expenses(d)	Net Investment Income (Loss)(d)	Portfolio Turnover Rate

12.04%	$40,894	0.17%	0.11%	1.86%	11%
20.46	27,460	0.27	0.21	2.01	8
1.05	24,082	0.27	0.20	1.90	10
(7.04)	18,259	0.27	0.20	1.77	11
37.58	12,840	0.28	0.20	1.29	11

11.86	166,236	0.32	0.25	1.91	11
20.44	131,291	0.32	0.25	2.06	8
0.99	103,386	0.32	0.25	1.84	10
(7.06)	90,924	0.32	0.25	2.17	11
37.48	352,496	0.32	0.25	1.47	11

12.05	8,243,473	0.17	0.10	2.07	11
20.61	6,926,481	0.17	0.11	2.16	8
1.11	5,095,781	0.17	0.10	1.96	10
(6.92)	4,224,772	0.17	0.10	1.75	11
37.71	3,640,347	0.17	0.10	1.65	11

11.77	341,979	0.42	0.35	1.82	11
20.30	334,163	0.42	0.35	1.94	8
0.89	297,992	0.42	0.35	1.76	10
(7.18)	308,109	0.42	0.35	1.54	11
37.32	328,342	0.42	0.35	1.40	11

See Notes to Financial Statements	49

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)(b)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Lifecycle Index 2050
Class I:
5/31/25	$30.06	$0.59	$3.09	$3.68	$(0.66)	$(0.02)	$(0.68)	$33.06
5/31/24	25.32	0.54	4.78	5.32	(0.55)	(0.03)	(0.58)	30.06
5/31/23	25.64	0.48	(0.26)	0.22	(0.45)	(0.09)	(0.54)	25.32
5/31/22	28.21	0.49	(2.40)	(1.91)	(0.54)	(0.12)	(0.66)	25.64
5/31/21	20.72	0.33	7.58	7.91	(0.39)	(0.03)	(0.42)	28.21
Premier Class:
5/31/25	29.94	0.58	3.03	3.61	(0.64)	(0.02)	(0.66)	32.89
5/31/24	25.23	0.56	4.72	5.28	(0.54)	(0.03)	(0.57)	29.94
5/31/23	25.54	0.44	(0.23)	0.21	(0.43)	(0.09)	(0.52)	25.23
5/31/22	28.09	0.64	(2.55)	(1.91)	(0.52)	(0.12)	(0.64)	25.54
5/31/21	20.63	0.36	7.51	7.87	(0.38)	(0.03)	(0.41)	28.09
Class R6:
5/31/25	30.12	0.64	3.05	3.69	(0.69)	(0.02)	(0.71)	33.10
5/31/24	25.37	0.59	4.77	5.36	(0.58)	(0.03)	(0.61)	30.12
5/31/23	25.69	0.47	(0.23)	0.24	(0.47)	(0.09)	(0.56)	25.37
5/31/22	28.25	0.49	(2.37)	(1.88)	(0.56)	(0.12)	(0.68)	25.69
5/31/21	20.75	0.41	7.53	7.94	(0.41)	(0.03)	(0.44)	28.25
Retirement Class:
5/31/25	29.77	0.55	3.02	3.57	(0.61)	(0.02)	(0.63)	32.71
5/31/24	25.09	0.52	4.70	5.22	(0.51)	(0.03)	(0.54)	29.77
5/31/23	25.41	0.42	(0.25)	0.17	(0.40)	(0.09)	(0.49)	25.09
5/31/22	27.95	0.42	(2.35)	(1.93)	(0.49)	(0.12)	(0.61)	25.41
5/31/21	20.54	0.34	7.45	7.79	(0.35)	(0.03)	(0.38)	27.95

(a)	Based on average shares outstanding.
(b)	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)	Total returns are not annualized.
(d)	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds.

50	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(c)	Net Assets, End of Period (000)	Gross Expenses(d)	Net Expenses(d)	Net Investment Income (Loss)(d)	Portfolio Turnover Rate

12.29%	$32,204	0.17%	0.11%	1.85%	10%
21.23	22,004	0.27	0.21	1.98	7
0.99	19,403	0.27	0.20	1.96	8
(7.04)	14,242	0.27	0.20	1.75	11
38.42	10,851	0.27	0.20	1.30	9

12.13	118,136	0.32	0.25	1.85	10
21.13	96,700	0.32	0.26	2.03	7
0.96	83,196	0.32	0.25	1.79	8
(7.06)	80,318	0.32	0.25	2.20	11
38.36	295,691	0.33	0.25	1.47	9

12.30	7,159,905	0.17	0.10	2.01	10
21.34	5,863,809	0.17	0.11	2.12	7
1.07	4,258,463	0.17	0.10	1.93	8
(6.92)	3,473,689	0.17	0.10	1.75	11
38.50	2,948,578	0.18	0.10	1.63	9

12.04	288,258	0.42	0.35	1.76	10
21.01	282,437	0.42	0.36	1.91	7
0.82	251,668	0.42	0.35	1.74	8
(7.15)	271,085	0.42	0.35	1.52	11
38.15	285,738	0.43	0.35	1.41	9

See Notes to Financial Statements	51

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)(b)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Lifecycle Index 2055
Class I:
5/31/25	$24.30	$0.46	$2.54	$3.00	$(0.53)	$(0.01)	$(0.54)	$26.76
5/31/24	20.42	0.42	3.92	4.34	(0.44)	(0.02)	(0.46)	24.30
5/31/23	20.66	0.36	(0.18)	0.18	(0.36)	(0.06)	(0.42)	20.42
5/31/22	22.66	0.38	(1.92)	(1.54)	(0.43)	(0.03)	(0.46)	20.66
5/31/21	16.57	0.29	6.13	6.42	(0.31)	(0.02)	(0.33)	22.66
Premier Class:
5/31/25	24.27	0.46	2.50	2.96	(0.52)	(0.01)	(0.53)	26.70
5/31/24	20.39	0.47	3.86	4.33	(0.43)	(0.02)	(0.45)	24.27
5/31/23	20.63	0.35	(0.19)	0.16	(0.34)	(0.06)	(0.40)	20.39
5/31/22	22.62	0.53	(2.07)	(1.54)	(0.42)	(0.03)	(0.45)	20.63
5/31/21	16.54	0.29	6.11	6.40	(0.30)	(0.02)	(0.32)	22.62
Class R6:
5/31/25	24.35	0.51	2.50	3.01	(0.55)	(0.01)	(0.56)	26.80
5/31/24	20.46	0.47	3.90	4.37	(0.46)	(0.02)	(0.48)	24.35
5/31/23	20.70	0.38	(0.19)	0.19	(0.37)	(0.06)	(0.43)	20.46
5/31/22	22.70	0.40	(1.92)	(1.52)	(0.45)	(0.03)	(0.48)	20.70
5/31/21	16.59	0.32	6.14	6.46	(0.33)	(0.02)	(0.35)	22.70
Retirement Class:
5/31/25	24.19	0.45	2.47	2.92	(0.49)	(0.01)	(0.50)	26.61
5/31/24	20.33	0.42	3.87	4.29	(0.41)	(0.02)	(0.43)	24.19
5/31/23	20.57	0.35	(0.20)	0.15	(0.33)	(0.06)	(0.39)	20.33
5/31/22	22.56	0.34	(1.91)	(1.57)	(0.39)	(0.03)	(0.42)	20.57
5/31/21	16.50	0.28	6.08	6.36	(0.28)	(0.02)	(0.30)	22.56

(a)	Based on average shares outstanding.
(b)	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)	Total returns are not annualized.
(d)	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds.

52	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(c)	Net Assets, End of Period (000)	Gross Expenses(d)	Net Expenses(d)	Net Investment Income (Loss)(d)	Portfolio Turnover Rate

12.37%	$30,008	0.18%	0.11%	1.79%	10%
21.49	19,948	0.27	0.20	1.90	7
1.02	16,680	0.27	0.20	1.85	7
(7.00)	12,050	0.28	0.20	1.71	11
38.98	8,251	0.28	0.20	1.46	6

12.22	54,408	0.32	0.25	1.81	10
21.47	41,614	0.33	0.26	2.11	7
0.95	37,212	0.33	0.25	1.78	7
(7.02)	33,219	0.33	0.25	2.28	11
38.91	142,662	0.33	0.25	1.45	6

12.41	4,510,607	0.17	0.10	1.99	10
21.61	3,521,489	0.18	0.11	2.11	7
1.10	2,428,738	0.18	0.10	1.92	7
(6.91)	1,822,272	0.18	0.10	1.75	11
39.14	1,478,111	0.18	0.10	1.61	6

12.10	173,636	0.42	0.35	1.76	10
21.32	165,330	0.43	0.36	1.89	7
0.85	135,316	0.43	0.35	1.76	7
(7.13)	149,174	0.43	0.35	1.52	11
38.76	149,564	0.43	0.35	1.44	6

See Notes to Financial Statements	53

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)(b)	Total	From Net Investment Income	From Net Realized Gains		Total	Net Asset Value, End of Period
Lifecycle Index 2060
Class I:
5/31/25	$18.87	$0.36	$1.98	$2.34	$(0.41)	$(0.00	)(e)	$(0.41)	$20.80
5/31/24	15.81	0.33	3.09	3.42	(0.34)	(0.02)		(0.36)	18.87
5/31/23	15.98	0.29	(0.15)	0.14	(0.27)	(0.04)		(0.31)	15.81
5/31/22	17.51	0.29	(1.48)	(1.19)	(0.33)	(0.01)		(0.34)	15.98
5/31/21	12.75	0.20	4.81	5.01	(0.24)	(0.01)		(0.25)	17.51
Premier Class:
5/31/25	18.84	0.35	1.96	2.31	(0.40)	(0.00	)(e)	(0.40)	20.75
5/31/24	15.79	0.34	3.06	3.40	(0.33)	(0.02)		(0.35)	18.84
5/31/23	15.96	0.27	(0.13)	0.14	(0.27)	(0.04)		(0.31)	15.79
5/31/22	17.48	0.40	(1.59)	(1.19)	(0.32)	(0.01)		(0.33)	15.96
5/31/21	12.73	0.22	4.77	4.99	(0.23)	(0.01)		(0.24)	17.48
Class R6:
5/31/25	18.89	0.39	1.95	2.34	(0.42)	(0.00	)(e)	(0.42)	20.81
5/31/24	15.83	0.36	3.08	3.44	(0.36)	(0.02)		(0.38)	18.89
5/31/23	15.99	0.29	(0.12)	0.17	(0.29)	(0.04)		(0.33)	15.83
5/31/22	17.52	0.30	(1.47)	(1.17)	(0.35)	(0.01)		(0.36)	15.99
5/31/21	12.75	0.25	4.78	5.03	(0.25)	(0.01)		(0.26)	17.52
Retirement Class:
5/31/25	18.79	0.35	1.93	2.28	(0.38)	(0.00	)(e)	(0.38)	20.69
5/31/24	15.75	0.32	3.06	3.38	(0.32)	(0.02)		(0.34)	18.79
5/31/23	15.92	0.27	(0.15)	0.12	(0.25)	(0.04)		(0.29)	15.75
5/31/22	17.44	0.26	(1.46)	(1.20)	(0.31)	(0.01)		(0.32)	15.92
5/31/21	12.70	0.22	4.75	4.97	(0.22)	(0.01)		(0.23)	17.44

(a)	Based on average shares outstanding.
(b)	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)	Total returns are not annualized.
(d)	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds.
(e)	Value rounded to zero.

54	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(c)	Net Assets, End of Period (000)	Gross Expenses(d)	Net Expenses(d)	Net Investment Income (Loss)(d)	Portfolio Turnover Rate

12.44%	$19,422	0.18%	0.11%	1.80%	10%
21.83	13,382	0.28	0.21	1.94	7
1.05	10,940	0.28	0.20	1.89	7
(7.01)	9,092	0.29	0.20	1.69	10
39.51	5,527	0.30	0.20	1.31	6

12.32	37,517	0.32	0.25	1.76	10
21.74	25,989	0.33	0.26	1.99	7
0.99	21,158	0.34	0.25	1.76	7
(7.01)	15,601	0.34	0.25	2.23	10
39.44	40,943	0.35	0.25	1.42	6

12.48	2,636,944	0.18	0.10	1.97	10
21.91	1,951,599	0.18	0.11	2.09	7
1.20	1,257,068	0.19	0.10	1.92	7
(6.93)	828,871	0.19	0.10	1.75	10
39.68	600,348	0.21	0.10	1.59	6

12.18	96,266	0.42	0.35	1.74	10
21.62	87,137	0.43	0.36	1.89	7
0.90	63,746	0.44	0.35	1.79	7
(7.11)	67,009	0.44	0.35	1.50	10
39.33	55,903	0.45	0.35	1.43	6

See Notes to Financial Statements	55

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)(b)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Lifecycle Index 2065
Class I:
5/31/25	$13.36	$0.23	$1.44	$1.67	$(0.29)	$—	$(0.29)	$14.74
5/31/24	11.17	0.25	2.19	2.44	(0.24)	(0.01)	(0.25)	13.36
5/31/23	11.27	0.12	0.00 (e)	0.12	(0.20)	(0.02)	(0.22)	11.17
5/31/22	12.46	0.22	(1.04)	(0.82)	(0.36)	(0.01)	(0.37)	11.27
5/31/21(f)	10.00	0.16	2.48	2.64	(0.18)	—	(0.18)	12.46
Premier Class:
5/31/25	13.35	0.23	1.41	1.64	(0.28)	—	(0.28)	14.71
5/31/24	11.16	0.30	2.14	2.44	(0.24)	(0.01)	(0.25)	13.35
5/31/23	11.26	0.19	(0.08)	0.11	(0.19)	(0.02)	(0.21)	11.16
5/31/22	12.46	0.18	(1.01)	(0.83)	(0.36)	(0.01)	(0.37)	11.26
5/31/21(f)	10.00	0.16	2.48	2.64	(0.18)	—	(0.18)	12.46
Class R6:
5/31/25	13.53	0.28	1.41	1.69	(0.30)	—	(0.30)	14.92
5/31/24	11.31	0.26	2.22	2.48	(0.25)	(0.01)	(0.26)	13.53
5/31/23	11.40	0.21	(0.08)	0.13	(0.20)	(0.02)	(0.22)	11.31
5/31/22	12.45	0.21	(1.02)	(0.81)	(0.23)	(0.01)	(0.24)	11.40
5/31/21(f)	10.00	0.15	2.48	2.63	(0.18)	—	(0.18)	12.45
Retirement Class:
5/31/25	13.36	0.24	1.39	1.63	(0.27)	—	(0.27)	14.72
5/31/24	11.17	0.23	2.20	2.43	(0.23)	(0.01)	(0.24)	13.36
5/31/23	11.27	0.17	(0.07)	0.10	(0.18)	(0.02)	(0.20)	11.17
5/31/22	12.44	0.17	(1.04)	(0.87)	(0.29)	(0.01)	(0.30)	11.27
5/31/21(f)	10.00	0.15	2.46	2.61	(0.17)	—	(0.17)	12.44

(a)	Based on average shares outstanding.
(b)	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)	Total returns are not annualized.
(d)	The Fund’s ratios include the expenses and exclude the income of the Underlying Funds.
(e)	Value rounded to zero.
(f)	The Fund commenced operations on September 30, 2020.
(g)	Annualized.

56	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(c)	Net Assets, End of Period (000)	Gross Expenses(d)		Net Expenses(d)		Net Investment Income (Loss)(d)		Portfolio Turnover Rate

12.54%	$6,481	0.22%		0.11%		1.65%		10%
22.08	3,787	0.35		0.19		2.01		14
1.22	2,377	0.45		0.18		1.11		22
(6.83)	716	0.83		0.13		1.81		108
26.48	626	4.26	(g)	0.25	(g)	2.16	(g)	36

12.35	4,709	0.37		0.25		1.67		10
22.03	2,811	0.41		0.26		2.49		14
1.11	1,229	0.53		0.25		1.75		22
(6.90)	808	0.97		0.25		1.49		108
26.48	637	4.41	(g)	0.25	(g)	2.14	(g)	36

12.54	586,753	0.22		0.10		1.94		10
22.12	322,206	0.26		0.11		2.10		14
1.29	119,873	0.38		0.10		1.90		22
(6.70)	44,526	0.82		0.11		1.76		108
26.45	7,131	3.91	(g)	0.10	(g)	2.02	(g)	36

12.25	15,305	0.47		0.35		1.71		10
21.93	10,219	0.51		0.36		1.90		14
1.03	4,689	0.63		0.35		1.62		22
(7.26)	1,740	1.08		0.36		1.42		108
26.35	693	4.54	(g)	0.35	(g)	2.00	(g)	36

See Notes to Financial Statements	57

Notes to Financial Statements

1.	General Information

Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:

Fund Name	Short Name
Nuveen Lifecycle Index Retirement Income Fund	Lifecycle Index Retirement Income
Nuveen Lifecycle Index 2010 Fund	Lifecycle Index 2010
Nuveen Lifecycle Index 2015 Fund	Lifecycle Index 2015
Nuveen Lifecycle Index 2020 Fund	Lifecycle Index 2020
Nuveen Lifecycle Index 2025 Fund	Lifecycle Index 2025
Nuveen Lifecycle Index 2030 Fund	Lifecycle Index 2030
Nuveen Lifecycle Index 2035 Fund	Lifecycle Index 2035
Nuveen Lifecycle Index 2040 Fund	Lifecycle Index 2040
Nuveen Lifecycle Index 2045 Fund	Lifecycle Index 2045
Nuveen Lifecycle Index 2050 Fund	Lifecycle Index 2050
Nuveen Lifecycle Index 2055 Fund	Lifecycle Index 2055
Nuveen Lifecycle Index 2060 Fund	Lifecycle Index 2060
Nuveen Lifecycle Index 2065 Fund	Lifecycle Index 2065

Current Fiscal Period: The end of the reporting period for the Funds is May 31, 2025, and the period covered by these Notes to Financial Statements is the fiscal year ended May 31, 2025 (the “current fiscal period”).

Investment Adviser: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the Funds.

Share Classes and Sales Charges: Each Fund is a “fund of funds” that diversifies its assets by investing in Class W shares of other Nuveen mutual funds and potentially other investment pools or investment products. The Funds offer Class I, Premier Class, Class R6 and Retirement Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.

2.	Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation: The Funds pay the members of the Board of Trustees (the “Board”) all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnification: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

58

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each Fund.

Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.

Segment Reporting: In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.

The officers of the Funds act as the chief operating decision maker (“CODM”). Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

New Accounting Pronouncement: In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

3.	Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Notes to Financial Statements (continued)

•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1.

Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Lifecycle Index Retirement Income Affiliated investment companies	$768,893,989	$—	$—	$768,893,989
Short-term investments	—	1,041,000	—	1,041,000
Total	$768,893,989	$1,041,000	$—	$769,934,989

Lifecycle Index 2010 Affiliated investment companies	$657,896,612	$—	$—	$657,896,612
Short-term investments	—	1,401,000	—	1,401,000
Total	$657,896,612	$1,401,000	$—	$659,297,612

Lifecycle Index 2015 Affiliated investment companies	$1,002,008,101	$—	$—	$1,002,008,101
Short-term investments	—	992,000	—	992,000
Total	$1,002,008,101	$992,000	$—	$1,003,000,101

Lifecycle Index 2020 Affiliated investment companies	$3,010,884,593	$—	$—	$3,010,884,593
Short-term investments	—	3,160,000	—	3,160,000
Total	$3,010,884,593	$3,160,000	$—	$3,014,044,593

Lifecycle Index 2025 Affiliated investment companies	$6,026,175,195	$—	$—	$6,026,175,195
Short-term investments	—	6,633,000	—	6,633,000
Total	$6,026,175,195	$6,633,000	$—	$6,032,808,195

Lifecycle Index 2030 Affiliated investment companies	$8,814,282,839	$—	$—	$8,814,282,839
Short-term investments	—	14,015,000	—	14,015,000
Total	$8,814,282,839	$14,015,000	$—	$8,828,297,839

Lifecycle Index 2035 Affiliated investment companies	$9,633,071,693	$—	$—	$9,633,071,693
Short-term investments	—	13,790,000	—	13,790,000
Total	$9,633,071,693	$13,790,000	$—	$9,646,861,693

Lifecycle Index 2040 Affiliated investment companies	$10,191,102,202	$—	$—	$10,191,102,202
Short-term investments	—	14,070,000	—	14,070,000
Total	$10,191,102,202	$14,070,000	$—	$10,205,172,202

Lifecycle Index 2045 Affiliated investment companies	$8,775,997,258	$—	$—	$8,775,997,258
Short-term investments	—	14,945,000	—	14,945,000
Total	$8,775,997,258	$14,945,000	$—	$8,790,942,258

Lifecycle Index 2050 Affiliated investment companies	$7,584,403,431	$—	$—	$7,584,403,431
Short-term investments	—	10,297,000	—	10,297,000
Total	$7,584,403,431	$10,297,000	$—	$7,594,700,431

60

Fund	Level 1	Level 2	Level 3	Total
Lifecycle Index 2055 Affiliated investment companies	$4,758,239,345	$—	$—	$4,758,239,345
Short-term investments	—	8,420,000	—	8,420,000
Total	$4,758,239,345	$8,420,000	$—	$4,766,659,345

Lifecycle Index 2060 Affiliated investment companies	$2,783,037,149	$—	$—	$2,783,037,149
Short-term investments	—	6,263,000	—	6,263,000
Total	$2,783,037,149	$6,263,000	$—	$2,789,300,149

Lifecycle Index 2065 Affiliated investment companies	$611,068,729	$—	$—	$611,068,729
Short-term investments	—	2,382,000	—	2,382,000
Total	$611,068,729	$2,382,000	$—	$613,450,729

4.	Portfolio Securities

Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements:

Fund	Counterparty	Short-term Investments, at Value	Collateral Pledged (From) Counterparty
Lifecycle Index Retirement Income	Fixed Income Clearing Corporation	$1,041,000	$(1,061,920)
Lifecycle Index 2010	Fixed Income Clearing Corporation	1,401,000	(1,429,078)
Lifecycle Index 2015	Fixed Income Clearing Corporation	992,000	(1,011,895)
Lifecycle Index 2020	Fixed Income Clearing Corporation	3,160,000	(3,223,222)
Lifecycle Index 2025	Fixed Income Clearing Corporation	6,633,000	(6,765,713)
Lifecycle Index 2030	Fixed Income Clearing Corporation	14,015,000	(14,295,367)
Lifecycle Index 2035	Fixed Income Clearing Corporation	13,790,000	(14,065,850)
Lifecycle Index 2040	Fixed Income Clearing Corporation	14,070,000	(14,351,422)
Lifecycle Index 2045	Fixed Income Clearing Corporation	14,945,000	(15,243,982)
Lifecycle Index 2050	Fixed Income Clearing Corporation	10,297,000	(10,502,974)
Lifecycle Index 2055	Fixed Income Clearing Corporation	8,420,000	(8,588,402)
Lifecycle Index 2060	Fixed Income Clearing Corporation	6,263,000	(6,388,302)
Lifecycle Index 2065	Fixed Income Clearing Corporation	2,382,000	(2,429,724)

Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:

Fund	Non-U.S. Government Purchases	Non-U.S. Government Sales
Lifecycle Index Retirement Income	$196,079,954	$169,898,663
Lifecycle Index 2010	137,203,546	139,878,412
Lifecycle Index 2015	149,513,543	248,689,828
Lifecycle Index 2020	382,798,790	623,841,826
Lifecycle Index 2025	836,062,163	1,124,452,464
Lifecycle Index 2030	1,372,426,491	1,139,247,410
Lifecycle Index 2035	1,665,061,678	1,148,626,678
Lifecycle Index 2040	1,711,614,472	1,178,627,880
Lifecycle Index 2045	1,555,569,125	911,416,011
Lifecycle Index 2050	1,415,936,861	725,899,780
Lifecycle Index 2055	1,059,993,781	440,485,100
Lifecycle Index 2060	728,632,669	248,008,159
Lifecycle Index 2065	278,665,904	46,931,408

5.	Derivative Investments

Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Notes to Financial Statements (continued)

Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

6.	Fund Shares

Transactions in Fund shares during the current and prior fiscal period were as follows:

	Year Ended 5/31/25		Year Ended 5/31/24

Lifecycle Index Retirement Income	Shares	Value	Shares	Value
Subscriptions:
Class I	220,538	$3,585,353	20,845	$319,031
Premier Class	69,127	1,129,152	62,116	946,739
Class R6	16,897,213	275,818,128	14,539,705	221,787,860
Retirement Class	643,665	10,488,519	367,049	5,645,804
Total subscriptions	17,830,543	291,021,152	14,989,715	228,699,434
Reinvestments of distributions:
Class I	7,179	116,654	4,125	63,371
Premier Class	4,313	70,047	2,394	36,756
Class R6	1,869,629	30,392,415	1,046,305	16,082,188
Retirement Class	109,573	1,777,356	58,205	892,097
Total reinvestments of distributions	1,990,694	32,356,472	1,111,029	17,074,412
Redemptions:
Class I	(238,280)	(3,904,264)	(28,956)	(447,686)
Premier Class	(72,409)	(1,176,408)	(77,682)	(1,194,080)
Class R6	(16,115,324)	(264,168,974)	(12,590,697)	(194,216,256)
Retirement Class	(649,988)	(10,612,868)	(678,392)	(10,349,565)
Total redemptions	(17,076,001)	(279,862,514)	(13,375,727)	(206,207,587)
Net increase (decrease) from shareholder transactions	2,745,236	$43,515,110	2,725,017	$39,566,259

	Year Ended 5/31/25		Year Ended 5/31/24

Lifecycle Index 2010	Shares	Value	Shares	Value
Subscriptions:
Class I	18,749	$310,838	10,131	$162,221
Premier Class	145,046	2,407,916	99,816	1,591,307
Class R6	8,021,458	134,888,648	5,871,430	94,247,976
Retirement Class	843,382	13,988,519	395,902	6,243,168
Total subscriptions	9,028,635	151,595,921	6,377,279	102,244,672
Reinvestments of distributions:
Class I	3,825	63,151	2,288	36,633
Premier Class	62,196	1,022,499	38,146	608,042
Class R6	2,082,839	34,366,842	1,146,232	18,328,254
Retirement Class	193,788	3,166,503	108,050	1,712,599
Total reinvestments of distributions	2,342,648	38,618,995	1,294,716	20,685,528
Redemptions:
Class I	(19,088)	(328,434)	(70,280)	(1,115,621)
Premier Class	(149,632)	(2,545,267)	(274,858)	(4,413,763)
Class R6	(8,648,583)	(145,828,899)	(8,711,198)	(139,980,798)
Retirement Class	(1,483,425)	(24,424,196)	(1,003,364)	(15,974,894)
Total redemptions	(10,300,728)	(173,126,796)	(10,059,700)	(161,485,076)
Net increase (decrease) from shareholder transactions	1,070,555	$17,088,120	(2,387,705)	$(38,554,876)

62

	Year Ended 5/31/25		Year Ended 5/31/24

Lifecycle Index 2015	Shares	Value	Shares	Value
Subscriptions:
Class I	40,292	$697,035	54,921	$937,881
Premier Class	144,223	2,536,874	170,840	2,862,697
Class R6	8,682,290	153,507,277	8,262,695	139,734,524
Retirement Class	909,299	15,935,796	475,655	7,972,448
Total subscriptions	9,776,104	172,676,982	8,964,111	151,507,550
Reinvestments of distributions:
Class I	5,141	88,784	2,784	46,792
Premier Class	110,301	1,894,963	62,007	1,038,002
Class R6	3,803,654	65,651,062	2,139,222	35,981,708
Retirement Class	326,814	5,598,328	193,088	3,222,645
Total reinvestments of distributions	4,245,910	73,233,137	2,397,101	40,289,147
Redemptions:
Class I	(15,116)	(272,800)	(89,142)	(1,505,944)
Premier Class	(322,196)	(5,729,687)	(411,184)	(6,889,577)
Class R6	(14,650,868)	(259,821,015)	(13,038,389)	(221,531,073)
Retirement Class	(2,044,699)	(35,759,880)	(1,341,327)	(22,608,289)
Total redemptions	(17,032,879)	(301,583,382)	(14,880,042)	(252,534,883)
Net increase (decrease) from shareholder transactions	(3,010,865)	$(55,673,263)	(3,518,830)	$(60,738,186)

	Year Ended 5/31/25		Year Ended 5/31/24

Lifecycle Index 2020	Shares	Value	Shares	Value
Subscriptions:
Class I	227,497	$4,328,145	74,262	$1,367,596
Premier Class	399,756	7,745,730	503,271	9,200,844
Class R6	22,751,892	443,198,611	22,424,807	412,766,301
Retirement Class	1,218,082	23,426,897	878,109	15,990,132
Total subscriptions	24,597,227	478,699,383	23,880,449	439,324,873
Reinvestments of distributions:
Class I	26,018	498,251	18,571	340,408
Premier Class	213,714	4,075,518	125,315	2,288,248
Class R6	8,932,157	171,229,458	4,926,275	90,397,138
Retirement Class	618,654	11,760,622	354,735	6,456,174
Total reinvestments of distributions	9,790,543	187,563,849	5,424,896	99,481,968
Redemptions:
Class I	(166,152)	(3,243,832)	(228,419)	(4,229,709)
Premier Class	(654,158)	(12,777,145)	(1,248,756)	(22,962,439)
Class R6	(37,054,241)	(722,834,023)	(35,125,181)	(649,197,428)
Retirement Class	(3,503,767)	(67,640,302)	(2,683,928)	(49,126,116)
Total redemptions	(41,378,318)	(806,495,302)	(39,286,284)	(725,515,692)
Net increase (decrease) from shareholder transactions	(6,990,548)	$(140,232,070)	(9,980,939)	$(186,708,851)

	Year Ended 5/31/25		Year Ended 5/31/24

Lifecycle Index 2025	Shares	Value	Shares	Value
Subscriptions:
Class I	428,704	$9,313,380	243,371	$4,930,631
Premier Class	846,651	18,513,578	874,003	17,681,971
Class R6	47,238,687	1,039,044,473	44,372,219	904,790,116
Retirement Class	1,921,603	41,655,332	1,656,279	33,320,626
Total subscriptions	50,435,645	1,108,526,763	47,145,872	960,723,344
Reinvestments of distributions:
Class I	46,238	1,003,354	25,222	513,275
Premier Class	267,499	5,791,343	121,096	2,459,456
Class R6	13,067,963	284,228,191	6,156,947	125,540,155
Retirement Class	859,075	18,513,073	454,869	9,192,902
Total reinvestments of distributions	14,240,775	309,535,961	6,758,134	137,705,788
Redemptions:
Class I	(283,271)	(6,248,579)	(437,995)	(8,805,941)
Premier Class	(966,666)	(21,202,485)	(1,131,849)	(23,054,565)
Class R6	(63,595,278)	(1,396,647,583)	(48,255,309)	(990,630,653)
Retirement Class	(5,791,567)	(126,060,268)	(4,859,935)	(98,718,158)
Total redemptions	(70,636,782)	(1,550,158,915)	(54,685,088)	(1,121,209,317)
Net increase (decrease) from shareholder transactions	(5,960,362)	$(132,096,191)	(781,082)	$(22,780,185)

Notes to Financial Statements (continued)

	Year Ended 5/31/25		Year Ended 5/31/24

Lifecycle Index 2030	Shares	Value	Shares	Value
Subscriptions:
Class I	593,893	$14,520,135	213,738	$4,741,727
Premier Class	1,070,246	26,132,156	1,020,220	22,666,628
Class R6	63,756,006	1,568,016,210	56,495,639	1,263,257,332
Retirement Class	3,207,456	78,018,987	2,789,961	61,671,465
Total subscriptions	68,627,601	1,686,687,488	60,519,558	1,352,337,152
Reinvestments of distributions:
Class I	48,034	1,182,128	35,160	784,418
Premier Class	206,894	5,073,034	147,576	3,280,625
Class R6	10,494,319	258,684,972	7,037,023	157,277,461
Retirement Class	609,807	14,885,398	454,647	10,065,889
Total reinvestments of distributions	11,359,054	279,825,532	7,674,406	171,408,393
Redemptions:
Class I	(217,139)	(5,345,452)	(361,218)	(8,039,837)
Premier Class	(822,496)	(20,140,836)	(1,470,090)	(32,858,904)
Class R6	(61,001,007)	(1,497,705,496)	(44,001,301)	(992,421,774)
Retirement Class	(5,708,458)	(139,072,958)	(4,321,884)	(96,495,792)
Total redemptions	(67,749,100)	(1,662,264,742)	(50,154,493)	(1,129,816,307)
Net increase (decrease) from shareholder transactions	12,237,555	$304,248,278	18,039,471	$393,929,238

	Year Ended 5/31/25		Year Ended 5/31/24

Lifecycle Index 2035	Shares	Value	Shares	Value
Subscriptions:
Class I	443,768	$12,038,764	223,278	$5,367,607
Premier Class	1,097,427	29,632,626	1,092,292	26,324,023
Class R6	62,281,974	1,695,599,619	59,806,250	1,455,487,593
Retirement Class	2,558,090	68,965,307	2,642,003	63,631,827
Total subscriptions	66,381,259	1,806,236,316	63,763,823	1,550,811,050
Reinvestments of distributions:
Class I	29,766	813,802	23,238	564,445
Premier Class	179,598	4,890,462	132,558	3,207,899
Class R6	8,782,493	240,552,492	6,054,698	147,371,345
Retirement Class	438,817	11,900,721	348,217	8,392,031
Total reinvestments of distributions	9,430,674	258,157,477	6,558,711	159,535,720
Redemptions:
Class I	(159,484)	(4,341,553)	(298,338)	(7,198,241)
Premier Class	(742,455)	(20,045,919)	(1,153,621)	(28,015,020)
Class R6	(49,919,671)	(1,355,059,707)	(36,581,391)	(902,421,312)
Retirement Class	(4,641,286)	(125,063,630)	(3,995,570)	(97,312,404)
Total redemptions	(55,462,896)	(1,504,510,809)	(42,028,920)	(1,034,946,977)
Net increase (decrease) from shareholder transactions	20,349,037	$559,882,984	28,293,614	$675,399,793

	Year Ended 5/31/25		Year Ended 5/31/24

Lifecycle Index 2040	Shares	Value	Shares	Value
Subscriptions:
Class I	444,778	$13,203,145	193,374	$5,009,272
Premier Class	909,057	26,717,339	1,120,144	28,921,233
Class R6	56,032,691	1,660,817,316	54,222,650	1,413,783,568
Retirement Class	1,884,847	55,284,129	1,996,846	51,631,155
Total subscriptions	59,271,373	1,756,021,929	57,533,014	1,499,345,228
Reinvestments of distributions:
Class I	21,706	651,409	20,577	535,204
Premier Class	143,496	4,286,231	136,836	3,542,683
Class R6	6,980,844	209,704,539	5,787,159	150,697,631
Retirement Class	302,916	9,014,779	295,703	7,629,130
Total reinvestments of distributions	7,448,962	223,656,958	6,240,275	162,404,648
Redemptions:
Class I	(211,904)	(6,301,307)	(208,960)	(5,446,746)
Premier Class	(803,266)	(23,629,285)	(1,439,064)	(37,749,387)
Class R6	(44,442,557)	(1,311,311,773)	(31,691,130)	(841,845,215)
Retirement Class	(3,295,185)	(97,164,071)	(3,604,077)	(94,931,430)
Total redemptions	(48,752,912)	(1,438,406,436)	(36,943,231)	(979,972,778)
Net increase (decrease) from shareholder transactions	17,967,423	$541,272,451	26,830,058	$681,777,098

64

	Year Ended 5/31/25		Year Ended 5/31/24

Lifecycle Index 2045	Shares	Value	Shares	Value
Subscriptions:
Class I	469,723	$14,693,043	157,554	$4,254,147
Premier Class	1,010,059	31,194,174	993,274	26,788,207
Class R6	50,880,775	1,588,433,989	52,266,925	1,418,998,974
Retirement Class	1,660,659	51,357,627	1,731,177	46,548,337
Total subscriptions	54,021,216	1,685,678,833	55,148,930	1,496,589,665
Reinvestments of distributions:
Class I	19,358	613,058	18,683	505,761
Premier Class	86,356	2,726,248	72,690	1,961,898
Class R6	5,253,565	166,695,631	4,469,368	121,209,261
Retirement Class	220,544	6,929,507	226,560	6,085,403
Total reinvestments of distributions	5,579,823	176,964,444	4,787,301	129,762,323
Redemptions:
Class I	(155,775)	(4,831,622)	(209,486)	(5,648,588)
Premier Class	(399,873)	(12,402,494)	(753,142)	(20,519,310)
Class R6	(35,911,651)	(1,115,277,210)	(26,078,253)	(721,370,997)
Retirement Class	(2,629,368)	(81,362,784)	(2,562,142)	(70,174,828)
Total redemptions	(39,096,667)	(1,213,874,110)	(29,603,023)	(817,713,723)
Net increase (decrease) from shareholder transactions	20,504,372	$648,769,167	30,333,208	$808,638,265

	Year Ended 5/31/25		Year Ended 5/31/24

Lifecycle Index 2050	Shares	Value	Shares	Value
Subscriptions:
Class I	347,200	$11,082,776	151,795	$4,162,023
Premier Class	618,977	19,595,364	511,652	14,049,166
Class R6	46,594,581	1,481,558,552	44,172,380	1,217,859,238
Retirement Class	1,339,061	42,191,787	1,408,038	38,375,294
Total subscriptions	48,899,819	1,554,428,479	46,243,865	1,274,445,721
Reinvestments of distributions:
Class I	15,456	499,834	15,170	416,566
Premier Class	53,307	1,717,017	53,428	1,461,248
Class R6	4,276,006	138,542,600	3,897,036	107,168,487
Retirement Class	175,582	5,627,412	198,874	5,413,361
Total reinvestments of distributions	4,520,351	146,386,863	4,164,508	114,459,662
Redemptions:
Class I	(120,556)	(3,834,718)	(201,159)	(5,454,329)
Premier Class	(310,933)	(9,802,871)	(633,130)	(17,514,976)
Class R6	(29,269,827)	(927,222,679)	(21,224,260)	(597,384,005)
Retirement Class	(2,189,205)	(69,046,139)	(2,151,001)	(59,646,290)
Total redemptions	(31,890,521)	(1,009,906,407)	(24,209,550)	(679,999,600)
Net increase (decrease) from shareholder transactions	21,529,649	$690,908,935	26,198,823	$708,905,783

	Year Ended 5/31/25		Year Ended 5/31/24

Lifecycle Index 2055	Shares	Value	Shares	Value
Subscriptions:
Class I	425,164	$10,997,107	222,339	$4,895,126
Premier Class	533,906	13,778,312	480,554	10,667,739
Class R6	44,869,821	1,154,713,271	41,577,792	926,627,050
Retirement Class	1,246,820	31,850,015	1,482,023	32,716,115
Total subscriptions	47,075,711	1,211,338,705	43,762,708	974,906,030
Reinvestments of distributions:
Class I	15,916	416,694	15,953	353,668
Premier Class	25,261	660,586	27,490	608,638
Class R6	3,162,576	82,954,371	2,799,981	62,159,591
Retirement Class	127,545	3,326,374	134,709	2,974,365
Total reinvestments of distributions	3,331,298	87,358,025	2,978,133	66,096,262
Redemptions:
Class I	(140,680)	(3,644,192)	(234,331)	(5,053,347)
Premier Class	(236,032)	(6,036,638)	(617,905)	(13,841,189)
Class R6	(24,322,945)	(624,998,494)	(18,474,311)	(419,542,678)
Retirement Class	(1,684,478)	(43,189,337)	(1,437,927)	(32,034,509)
Total redemptions	(26,384,135)	(677,868,661)	(20,764,474)	(470,471,723)
Net increase (decrease) from shareholder transactions	24,022,874	$620,828,069	25,976,367	$570,530,569

Notes to Financial Statements (continued)

	Year Ended 5/31/25		Year Ended 5/31/24

Lifecycle Index 2060	Shares	Value	Shares	Value
Subscriptions:
Class I	366,135	$7,364,079	237,912	$4,089,310
Premier Class	663,341	13,332,527	554,364	9,509,531
Class R6	43,778,222	873,483,589	38,177,375	660,894,255
Retirement Class	1,142,008	22,684,320	1,278,732	21,923,193
Total subscriptions	45,949,706	916,864,515	40,248,383	696,416,289
Reinvestments of distributions:
Class I	13,747	279,754	13,932	239,498
Premier Class	20,637	419,341	18,860	323,633
Class R6	2,274,228	46,326,021	1,912,844	32,900,918
Retirement Class	87,180	1,767,146	86,565	1,482,850
Total reinvestments of distributions	2,395,792	48,792,262	2,032,201	34,946,899
Redemptions:
Class I	(155,492)	(3,108,383)	(234,297)	(3,954,887)
Premier Class	(255,361)	(5,063,844)	(533,454)	(9,078,713)
Class R6	(22,668,107)	(452,990,472)	(16,178,367)	(283,863,945)
Retirement Class	(1,215,239)	(24,227,016)	(774,205)	(13,334,770)
Total redemptions	(24,294,199)	(485,389,715)	(17,720,323)	(310,232,315)
Net increase (decrease) from shareholder transactions	24,051,299	$480,267,062	24,560,261	$421,130,873

	Year Ended 5/31/25		Year Ended 5/31/24

Lifecycle Index 2065	Shares	Value	Shares	Value
Subscriptions:
Class I	236,260	$3,355,493	113,763	$1,384,830
Premier Class	193,775	2,740,284	186,945	2,229,957
Class R6	21,252,169	304,524,818	16,027,662	198,759,351
Retirement Class	577,952	8,160,279	481,317	5,895,241
Total subscriptions	22,260,156	318,780,874	16,809,687	208,269,379
Reinvestments of distributions:
Class I	5,366	77,380	4,210	51,147
Premier Class	4,301	61,977	3,300	40,099
Class R6	610,908	8,925,367	355,871	4,380,766
Retirement Class	16,710	241,122	10,884	132,344
Total reinvestments of distributions	637,285	9,305,846	374,265	4,604,356
Redemptions:
Class I	(85,309)	(1,205,408)	(47,321)	(585,953)
Premier Class	(88,608)	(1,245,840)	(89,827)	(1,106,252)
Class R6	(6,353,739)	(90,778,874)	(3,178,895)	(40,267,990)
Retirement Class	(319,821)	(4,503,311)	(146,895)	(1,799,799)
Total redemptions	(6,847,477)	(97,733,433)	(3,462,938)	(43,759,994)
Net increase (decrease) from shareholder transactions	16,049,964	$230,353,287	13,721,014	$169,113,741

7.	Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distribution reallocations, investments in underlying funds, and tax equalization. Temporary and permanent differences have no impact on a Fund’s net assets.

66

As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Lifecycle Index Retirement Income	$678,289,683	$135,527,683	$(43,882,377)	$91,645,306
Lifecycle Index 2010	565,278,294	138,180,061	(44,160,743)	94,019,318
Lifecycle Index 2015	822,228,433	248,413,059	(67,641,391)	180,771,668
Lifecycle Index 2020	2,439,415,046	759,073,050	(184,443,503)	574,629,547
Lifecycle Index 2025	4,843,142,013	1,523,497,175	(333,830,993)	1,189,666,182
Lifecycle Index 2030	6,859,604,262	2,353,986,662	(385,293,085)	1,968,693,577
Lifecycle Index 2035	7,240,523,047	2,747,606,759	(341,268,113)	2,406,338,646
Lifecycle Index 2040	7,181,381,052	3,316,625,646	(292,834,496)	3,023,791,150
Lifecycle Index 2045	6,205,594,634	2,778,174,533	(192,826,909)	2,585,347,624
Lifecycle Index 2050	5,379,012,751	2,363,551,777	(147,864,097)	2,215,687,680
Lifecycle Index 2055	3,538,220,271	1,305,621,988	(77,182,914)	1,228,439,074
Lifecycle Index 2060	2,180,773,262	649,084,040	(40,557,153)	608,526,887
Lifecycle Index 2065	528,853,074	88,045,500	(3,447,845)	84,597,655

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of year end, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late-Year Loss Deferrals	Other Book-to-Tax Differences	Total
Lifecycle Index Retirement Income	$2,489,465	$2,192,044	$91,645,306	$–	$–	$(24,472)	$96,302,343
Lifecycle Index 2010	6,252,980	5,932,138	94,019,318	–	–	(42,838)	106,161,598
Lifecycle Index 2015	8,400,519	11,892,249	180,771,668	–	–	(74,459)	200,989,977
Lifecycle Index 2020	23,823,258	28,649,807	574,629,547	–	–	(156,861)	626,945,751
Lifecycle Index 2025	43,811,122	52,896,279	1,189,666,182	–	–	(213,737)	1,286,159,846
Lifecycle Index 2030	52,021,490	47,203,190	1,968,693,577	–	–	(247,529)	2,067,670,728
Lifecycle Index 2035	47,874,761	43,808,827	2,406,338,646	–	–	(240,767)	2,497,781,467
Lifecycle Index 2040	33,141,382	47,789,491	3,023,791,150	–	–	(260,166)	3,104,461,857
Lifecycle Index 2045	24,613,382	18,136,704	2,585,347,624	–	–	(175,934)	2,627,921,776
Lifecycle Index 2050	24,926,900	–	2,215,687,680	–	–	(139,706)	2,240,474,874
Lifecycle Index 2055	8,762,602	–	1,228,439,074	–	–	(68,424)	1,237,133,252
Lifecycle Index 2060	4,214,966	113,626	608,526,887	–	–	(30,532)	612,824,947
Lifecycle Index 2065	351,890	47,749	84,597,655	–	–	(3,298)	84,993,996

The tax character of distributions paid was as follows:

	5/31/25		5/31/24
Fund	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long- Term Capital Gains
Lifecycle Index Retirement Income	$24,581,325	$11,562,210	$18,858,738	$–
Lifecycle Index 2010	19,731,622	19,849,813	17,235,203	4,025,671
Lifecycle Index 2015	31,071,220	44,589,278	28,466,179	13,166,092
Lifecycle Index 2020	88,486,702	109,599,336	81,161,861	23,686,870
Lifecycle Index 2025	171,887,908	158,205,977	146,874,613	–
Lifecycle Index 2030	227,946,638	67,697,748	180,599,576	–
Lifecycle Index 2035	238,339,264	34,094,101	167,731,378	–
Lifecycle Index 2040	225,270,002	7,375,304	168,607,495	–
Lifecycle Index 2045	185,063,587	163,058	135,360,112	–
Lifecycle Index 2050	152,823,925	–	113,338,491	5,877,617
Lifecycle Index 2055	91,690,205	–	65,982,693	3,164,243
Lifecycle Index 2060	51,327,050	–	35,044,620	1,574,093
Lifecycle Index 2065	9,558,580	–	4,698,152	114,166

As of year end, the Funds utilized the following capital loss carryforwards:

Fund	Utilized
Lifecycle Index Retirement Income Lifecycle Index 2010	$–
Lifecycle Index 2015	–
Lifecycle Index 2020	–
Lifecycle Index 2025	–
Lifecycle Index 2030	–
Lifecycle Index 2035	–
Lifecycle Index 2040	8,191,217

Notes to Financial Statements (continued)

Fund	Utilized
Lifecycle Index 2045	–
Lifecycle Index 2050	–
Lifecycle Index 2055	–
Lifecycle Index 2060	–
Lifecycle Index 2065	70,267

8.	Management Fees and Other Transactions with Affiliates

Management Fees: Under the terms of its Investment Management Agreement, the Adviser is entitled to a fee that is made up of two components, which are added together to create the total investment management fee. The first component, the asset allocation fee rate, is an annual rate of 0.10% of the average daily net assets of each Fund. The second component, the Underlying Funds fee rate, is calculated as follows: for each Underlying Fund of the Trust in which a Fund is invested, the effective Underlying Fund’s annual investment management fee rate, as determined pursuant to its investment management agreement, net of any fee waivers or reimbursements applicable to the Underlying Fund (excluding the Class W shares investment management fee waiver and/or reimbursement), in proportion to the percentage of the Fund’s net assets invested in the Underlying Fund, applied to the average daily net assets of the Fund. The Adviser has contractually agreed to waive a portion of the asset allocation fee rate for each Fund’s management fee through September 30, 2025, unless changed with the approval of the Board. As of the end of the current fiscal period, the Adviser received from the Funds the following effective annual rate as a percentage of average daily net assets of each Fund:

		Investment Management Fee Waiver
Fund	Investment Management Fee—Effective Rate	Effective 10/1/24	Prior to 10/1/24
Lifecycle Index Retirement Income	0.090%	0.081%	0.079%
Lifecycle Index 2010	0.090	0.081	0.080
Lifecycle Index 2015	0.090	0.079	0.077
Lifecycle Index 2020	0.090	0.075	0.073
Lifecycle Index 2025	0.090	0.070	0.068
Lifecycle Index 2030	0.090	0.066	0.063
Lifecycle Index 2035	0.090	0.062	0.058
Lifecycle Index 2040	0.090	0.057	0.055
Lifecycle Index 2045	0.090	0.057	0.054
Lifecycle Index 2050	0.090	0.056	0.053
Lifecycle Index 2055	0.090	0.056	0.053
Lifecycle Index 2060	0.090	0.056	0.053
Lifecycle Index 2065	0.090	0.057	0.054

The Funds have entered into an Administrative Service Agreement with the Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds. The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Services Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative Services Agreement.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to the Adviser, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to the Adviser under the Service Agreement.

Under the terms of a distribution Rule 12b-1 plan, the Premier Class of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class shares.

The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses, extraordinary expenses and the management fees and certain other

68

expenses originally attributable to Class W shares of the affiliated Nuveen Funds) exceeds the following percentages of average daily net assets for each class:

	Maximum Expense Amounts
	Class I		Premier Class		Class R6		Retirement Class
Fund	Effective 10/1/24*	Prior to 10/1/24	Effective 10/1/24*	Prior to 10/1/24	Effective 10/1/24*	Prior to 10/1/24	Effective 10/1/24*	Prior to 10/1/24
Lifecycle Index Retirement Income	0.169%	0.171%	0.169%	0.171%	0.019%	0.021%	0.269%	0.271%
Lifecycle Index 2010	0.169	0.170	0.169	0.170	0.019	0.020	0.269	0.270
Lifecycle Index 2015	0.171	0.173	0.171	0.173	0.021	0.023	0.271	0.273
Lifecycle Index 2020	0.175	0.177	0.175	0.177	0.025	0.027	0.275	0.277
Lifecycle Index 2025	0.180	0.182	0.180	0.182	0.030	0.032	0.280	0.282
Lifecycle Index 2030	0.184	0.187	0.184	0.187	0.034	0.037	0.284	0.287
Lifecycle Index 2035	0.188	0.192	0.188	0.192	0.038	0.042	0.288	0.292
Lifecycle Index 2040	0.193	0.195	0.193	0.195	0.043	0.045	0.293	0.295
Lifecycle Index 2045	0.193	0.196	0.193	0.196	0.043	0.046	0.293	0.296
Lifecycle Index 2050	0.194	0.197	0.194	0.197	0.044	0.047	0.294	0.297
Lifecycle Index 2055	0.194	0.197	0.194	0.197	0.044	0.047	0.294	0.297
Lifecycle Index 2060	0.194	0.197	0.194	0.197	0.044	0.047	0.294	0.297
Lifecycle Index 2065	0.193	0.196	0.193	0.196	0.043	0.046	0.293	0.296

*	The expense reimbursement agreements will continue through at least September 30, 2025, unless changed with approval of the Board.

Other Transactions with Affiliates: The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds did not engage in security transactions with affiliated entities.

Affiliated Owned Shares: There were no funds’ shares owned by TIAA as of the end of the current fiscal period.

Investments in other investment companies advised by the Adviser and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. A complete schedule of the portfolio holdings for each of the affiliated investments is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available on the SEC’s website at www.sec.gov. A copy of the annual report, semi-annual report and financial statements is available for each of the affiliated investments at https://www.nuveen.com/en-us/ mutual-funds/prospectuses, or upon request by calling (800) 257-8787. Information regarding transactions with affiliated companies is as follows:

Issue	Value at 5/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 5/31/25	Dividend Income	Capital Gain Distributions
Lifecycle Index Retirement Income

Nuveen Funds:

Bond Index, Class W	$280,512,273	$73,396,321	$54,634,941	$(6,548,684)	$11,314,829	$304,039,798	$10,467,373	$–
Emerging Markets Equity Index, Class W	29,784,426	11,363,632	10,254,043	149,421	2,604,381	33,647,817	913,267	–
Equity Index, Class W	184,679,945	54,553,110	56,398,063	14,594,935	6,564,881	203,994,808	2,348,804	568,607
Inflation Linked Bond, Class W	69,966,046	18,120,555	13,880,029	(983,706)	2,897,120	76,119,986	2,920,217	–
International Equity Index, Class W	69,559,068	17,682,461	19,258,151	1,251,844	5,819,444	75,054,666	2,015,213	–
Short Term Bond Index, Class W	69,587,051	20,963,875	15,473,436	(389,674)	1,349,098	76,036,914	3,197,304	–
	$704,088,809	$196,079,954	$169,898,663	$8,074,136	$30,549,753	$768,893,989	$21,862,178	$568,607

Notes to Financial Statements (continued)

Issue	Value at 5/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 5/31/25	Dividend Income	Capital Gain Distributions
Lifecycle Index 2010

Nuveen Funds:
Bond Index, Class W	$250,646,311	$47,760,528	$42,099,165	$(5,056,031)	$9,283,862	$260,535,505	$9,368,932	$–
Emerging Markets Equity Index, Class W	24,027,207	7,666,173	8,454,179	79,513	1,986,636	25,305,350	766,348	–
Equity Index, Class W	149,441,507	32,741,973	45,745,253	13,189,812	3,797,073	153,425,112	1,948,697	471,747
Inflation Linked Bond, Class W	62,514,220	12,667,088	11,647,566	(854,869)	2,543,085	65,221,958	2,606,236	–
International Equity Index, Class W	56,100,514	10,573,169	15,493,689	1,357,919	3,910,339	56,448,252	1,685,561	–
Short Term Bond Index, Class W	86,429,556	25,794,615	16,438,560	(592,842)	1,767,666	96,960,435	4,114,249	–
	$629,159,315	$137,203,546	$139,878,412	$8,123,502	$23,288,661	$657,896,612	$20,490,023	$471,747

Issue	Value at 5/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 5/31/25	Dividend Income	Capital Gain Distributions
Lifecycle Index 2015

Nuveen Funds:
Bond Index, Class W	$413,843,341	$51,415,777	$76,775,368	$(9,253,217)	$16,650,975	$395,881,508	$14,913,695	$–
Emerging Markets Equity Index, Class W	45,411,927	9,880,379	15,040,751	491,011	3,249,422	43,991,988	1,396,909	–
Equity Index, Class W	282,379,879	38,982,351	85,786,438	33,837,320	(2,697,933)	266,715,179	3,555,269	860,672
Inflation Linked Bond, Class W	99,161,560	15,912,663	18,994,132	(1,492,242)	4,110,836	98,698,685	4,103,666	–
International Equity Index, Class W	105,995,276	13,897,504	30,899,010	4,535,333	4,601,371	98,130,474	3,076,417	–
Short Term Bond Index, Class W	99,012,018	19,424,869	21,194,129	(743,778)	2,091,287	98,590,267	4,459,300	–
	$1,045,804,001	$149,513,543	$248,689,828	$27,374,427	$28,005,958	$1,002,008,101	$31,505,256	$860,672

Issue	Value at 5/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 5/31/25	Dividend Income	Capital Gain Distributions
Lifecycle Index 2020

Nuveen Funds:
Bond Index, Class W	$1,186,678,917	$122,658,082	$171,868,053	$(23,270,218)	$44,065,356	$1,158,264,084	$43,187,039	$–
Emerging Markets Equity Index, Class W	149,761,057	29,112,739	42,850,264	998,472	11,428,162	148,450,166	4,632,206	–
Equity Index, Class W	929,918,119	113,013,062	245,096,978	86,330,455	15,828,361	899,993,019	11,863,024	2,871,841
Inflation Linked Bond, Class W	230,625,827	35,431,005	35,615,017	(3,035,604)	9,239,458	236,645,669	9,628,702	–
International Equity Index, Class W	349,694,387	38,910,226	88,539,914	12,014,497	19,050,572	331,129,768	10,218,766	–
Short Term Bond Index, Class W	229,455,593	43,673,676	39,871,600	(1,437,961)	4,582,179	236,401,887	10,524,610	–
	$3,076,133,900	$382,798,790	$623,841,826	$71,599,641	$104,194,088	$3,010,884,593	$90,054,347	$2,871,841

Issue	Value at 5/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 5/31/25	Dividend Income	Capital Gain Distributions
Lifecycle Index 2025

Nuveen Funds:
Bond Index, Class W	$2,191,184,253	$296,186,340	$273,651,136	$(46,003,153)	$83,571,045	$2,251,287,349	$82,302,809	$–
Emerging Markets Equity Index, Class W	324,474,809	66,258,413	88,001,272	498,064	26,825,496	330,055,510	10,283,541	–
Equity Index, Class W	2,017,953,757	251,794,658	491,799,854	146,374,754	76,618,931	2,000,942,246	26,321,815	6,372,074
Inflation Linked Bond, Class W	327,086,205	60,779,013	42,964,706	(5,383,582)	14,529,989	354,046,919	13,961,672	–
International Equity Index, Class W	758,361,492	84,430,578	175,266,013	17,581,271	51,094,113	736,201,441	22,691,601	–
Short Term Bond Index, Class W	325,302,754	76,613,161	52,769,483	(2,139,504)	6,634,802	353,641,730	15,425,596	–
	$5,944,363,270	$836,062,163	$1,124,452,464	$110,927,850	$259,274,376	$6,026,175,195	$170,987,034	$6,372,074

70

Issue	Value at 5/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 5/31/25	Dividend Income	Capital Gain Distributions
Lifecycle Index 2030
Nuveen Funds:
Bond Index, Class W	$2,630,315,393	$503,619,846	$238,570,388	$(41,263,825)	$85,741,665	$2,939,842,691	$103,232,178	$–
Emerging Markets Equity Index, Class W	504,049,697	119,743,161	109,946,605	(1,379,573)	45,595,740	558,062,420	16,731,525	–
Equity Index, Class W	3,134,672,673	421,638,733	527,232,566	102,228,080	252,943,623	3,384,250,543	42,847,917	10,372,768
Inflation Linked Bond, Class W	281,618,454	76,538,269	23,513,842	(3,482,191)	11,993,925	343,154,615	12,558,377	–
International Equity Index, Class W	1,177,588,216	163,141,461	211,127,154	10,366,030	106,028,956	1,245,997,509	36,881,526	–
Short Term Bond Index, Class W	280,123,645	87,745,021	28,856,855	(1,399,328)	5,362,578	342,975,061	14,118,902	–
	$8,008,368,078	$1,372,426,491	$1,139,247,410	$65,069,193	$507,666,487	$8,814,282,839	$226,370,425	$10,372,768

Issue	Value at 5/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 5/31/25	Dividend Income	Capital Gain Distributions
Lifecycle Index 2035
Nuveen Funds:
Bond Index, Class W	$2,360,140,621	$610,358,903	$190,572,815	$(31,856,802)	$70,313,780	$2,818,383,687	$95,811,513	$–
Emerging Markets Equity Index, Class W	609,344,574	154,545,553	123,973,223	(3,370,901)	57,157,467	693,703,470	20,579,526	–
Equity Index, Class W	3,790,520,257	561,524,565	579,371,695	85,717,130	346,294,285	4,204,684,542	52,623,175	12,739,196
Inflation Linked Bond, Class W	129,622,682	58,645,726	7,795,638	(1,313,181)	5,612,364	184,771,953	6,121,235	–
International Equity Index, Class W	1,424,042,766	216,444,987	237,211,231	7,677,156	135,926,133	1,546,879,811	45,202,930	–
Short Term Bond Index, Class W	128,954,834	63,541,944	9,702,076	(496,404)	2,349,932	184,648,230	7,060,316	–
	$8,442,625,734	$1,665,061,678	$1,148,626,678	$56,356,998	$617,653,961	$9,633,071,693	$227,398,695	$12,739,196

Issue	Value at 5/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 5/31/25	Dividend Income	Capital Gain Distributions
Lifecycle Index 2040
Nuveen Funds:
Bond Index, Class W	$1,770,958,941	$523,036,905	$147,499,786	$(23,919,192)	$52,480,486	$2,175,057,354	$73,076,124	$–
Emerging Markets Equity Index, Class W	741,903,559	203,173,644	147,803,824	(5,495,931)	71,382,958	863,160,406	25,566,014	–
Equity Index, Class W	4,612,789,904	700,225,725	610,012,622	70,422,443	455,791,364	5,229,216,814	65,037,837	15,744,579
International Equity Index, Class W	1,733,019,627	285,178,198	273,311,648	6,943,774	171,837,677	1,923,667,628	55,899,146	–
	$8,858,672,031	$1,711,614,472	$1,178,627,880	$47,951,094	$751,492,485	$10,191,102,202	$219,579,121	$15,744,579

Issue	Value at 5/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 5/31/25	Dividend Income	Capital Gain Distributions
Lifecycle Index 2045
Nuveen Funds:
Bond Index, Class W	$958,784,380	$307,059,433	$88,863,476	$(14,683,459)	$30,300,217	$1,192,597,095	$39,896,930	$–
Emerging Markets Equity Index, Class W	674,877,461	209,566,680	128,865,127	(8,431,386)	69,723,672	816,871,300	23,810,497	–
Equity Index, Class W	4,195,048,311	727,172,697	458,504,168	24,712,691	457,554,171	4,945,983,702	60,625,268	14,676,369
International Equity Index, Class W	1,575,669,972	311,770,315	235,183,240	3,498,868	164,789,246	1,820,545,161	52,027,425	–
	$7,404,380,124	$1,555,569,125	$911,416,011	$5,096,714	$722,367,306	$8,775,997,258	$176,360,120	$14,676,369

Notes to Financial Statements (continued)

Issue	Value at 5/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 5/31/25	Dividend Income	Capital Gain Distributions
Lifecycle Index 2050
Nuveen Funds:
Bond Index, Class W	$602,273,775	$184,434,081	$58,671,950	$(9,808,981)	$19,741,891	$737,968,816	$24,819,759	$–
Emerging Markets Equity Index, Class W	592,118,473	201,401,288	111,050,514	(8,532,919)	63,355,501	737,291,829	21,166,754	–
Equity Index, Class W	3,675,251,730	720,634,086	357,445,443	11,312,003	415,599,134	4,465,351,510	53,866,275	13,040,130
International Equity Index, Class W	1,380,953,944	309,467,406	198,731,873	2,249,288	149,852,511	1,643,791,276	46,350,400	–
	$6,250,597,922	$1,415,936,861	$725,899,780	$(4,780,609)	$648,549,037	$7,584,403,431	$146,203,188	$13,040,130

Issue	Value at 5/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 5/31/25	Dividend Income	Capital Gain Distributions
Lifecycle Index 2055
Nuveen Funds:
Bond Index, Class W	$313,673,664	$116,740,879	$30,143,107	$(4,996,224)	$10,106,910	$405,382,122	$13,305,628	$–
Emerging Markets Equity Index, Class W	359,104,327	146,038,630	70,363,536	(6,448,144)	40,697,344	469,028,621	13,188,909	–
Equity Index, Class W	2,229,867,872	562,555,842	215,928,457	(764,374)	263,487,643	2,839,218,526	33,598,932	8,133,743
International Equity Index, Class W	837,517,510	234,658,430	124,050,000	604,364	95,879,772	1,044,610,076	28,885,836	–
	$3,740,163,373	$1,059,993,781	$440,485,100	$(11,604,378)	$410,171,669	$4,758,239,345	$88,979,305	$8,133,743

Issue	Value at 5/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 5/31/25	Dividend Income	Capital Gain Distributions
Lifecycle Index 2060
Nuveen Funds:
Bond Index, Class W	$148,559,066	$65,386,277	$12,852,906	$(2,080,048)	$4,453,832	$203,466,221	$6,476,345	$–
Emerging Markets Equity Index, Class W	201,723,219	96,590,772	40,114,964	(3,612,260)	23,564,001	278,150,768	7,599,876	–
Equity Index, Class W	1,251,362,297	403,989,067	124,723,969	(509,066)	152,100,753	1,682,219,082	19,362,765	4,687,403
International Equity Index, Class W	469,888,911	162,666,553	70,316,320	(33,625)	56,995,559	619,201,078	16,641,125	–
	$2,071,533,493	$728,632,669	$248,008,159	$(6,234,999)	$237,114,145	$2,783,037,149	$50,080,111	$4,687,403

Issue	Value at 5/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 5/31/25	Dividend Income	Capital Gain Distributions
Lifecycle Index 2065
Nuveen Funds:
Bond Index, Class W	$20,027,291	$19,455,041	$2,338,272	$(136,129)	$430,254	$37,438,185	$1,025,639	$–
Emerging Markets Equity Index, Class W	33,178,643	31,965,994	7,138,112	(370,407)	4,241,001	61,877,119	1,451,875	–
Equity Index, Class W	205,393,136	165,978,017	24,393,778	(501,622)	27,448,834	373,924,587	3,691,917	893,752
International Equity Index, Class W	77,126,631	61,266,852	13,061,246	(188,890)	12,685,491	137,828,838	3,193,353	–
	$335,725,701	$278,665,904	$46,931,408	$(1,197,048)	$44,805,580	$611,068,729	$9,362,784	$893,752

9.	Borrowing Arrangements

Line of Credit: The Funds participated in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The facility was entered into on June 13, 2023, and expired on June 11, 2024. Certain affiliated accounts, each of which is managed by the Adviser, or an affiliate of the Adviser, also participated in this facility. An annual commitment fee for the credit facility was borne by the participating accounts on a pro rata basis. Interest associated with any borrowing under the facility was charged to the borrowing accounts at a specified rate of interest. The Funds were not liable for borrowings under the facility by other affiliated accounts. There were no borrowings under this credit facility by the Funds during the current fiscal period. On June 11, 2024, the Funds’ credit facility expired, and the Funds have not entered into another credit facility.

72

Important Tax Information

(Unaudited)

As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.

Long-Term Capital Gains

As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:

Fund	Net Long-Term Capital Gains
Lifecycle Index Retirement Income	$11,956,090
Lifecycle Index 2010	20,667,415
Lifecycle Index 2015	46,937,247
Lifecycle Index 2020	114,964,304
Lifecycle Index 2025	167,540,802
Lifecycle Index 2030	73,498,028
Lifecycle Index 2035	38,544,257
Lifecycle Index 2040	10,380,994
Lifecycle Index 2045	1,124,326
Lifecycle Index 2050	–
Lifecycle Index 2055	–
Lifecycle Index 2060	178,982
Lifecycle Index 2065	35,896

Dividends Received Deduction (DRD)

Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:

Fund	Percentage
Lifecycle Index Retirement Income	8.5%
Lifecycle Index 2010	8.6
Lifecycle Index 2015	9.9
Lifecycle Index 2020	11.6
Lifecycle Index 2025	13.2
Lifecycle Index 2030	16.2
Lifecycle Index 2035	18.9
Lifecycle Index 2040	24.6
Lifecycle Index 2045	27.9
Lifecycle Index 2050	29.9
Lifecycle Index 2055	31.1
Lifecycle Index 2060	32.0
Lifecycle Index 2065	32.7

Qualified Dividend Income (QDI)

Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:

Fund	Percentage
Lifecycle Index Retirement Income	16.7%
Lifecycle Index 2010	16.8
Lifecycle Index 2015	19.5
Lifecycle Index 2020	22.7
Lifecycle Index 2025	25.9
Lifecycle Index 2030	31.7
Lifecycle Index 2035	37.1
Lifecycle Index 2040	48.3
Lifecycle Index 2045	54.6
Lifecycle Index 2050	58.7
Lifecycle Index 2055	60.9
Lifecycle Index 2060	62.6
Lifecycle Index 2065	64.3

Important Tax Information (continued)

Foreign Source Income and Foreign Tax Credit Pass Through

Each Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:

Fund	Foreign Source Income	Foreign Source Income Per Share	Qualifying Foreign Taxes Paid	Qualifying Foreign Taxes Paid per Share
Lifecycle Index Retirement Income	$2,568,401	$0.05486	$199,656	$0.00426
Lifecycle Index 2010	2,136,822	0.05470	167,241	0.00428
Lifecycle Index 2015	3,897,807	0.06856	305,063	0.00537
Lifecycle Index 2020	12,964,220	0.08433	1,012,536	0.00659
Lifecycle Index 2025	28,846,896	0.10621	2,248,156	0.00828
Lifecycle Index 2030	46,957,466	0.13388	3,655,725	0.01042
Lifecycle Index 2035	57,674,252	0.16709	4,487,764	0.01300
Lifecycle Index 2040	71,418,953	0.21458	5,561,244	0.01671
Lifecycle Index 2045	66,642,277	0.24559	5,177,567	0.01908
Lifecycle Index 2050	59,354,877	0.25845	4,608,097	0.02007
Lifecycle Index 2055	37,009,989	0.20790	2,871,562	0.01613
Lifecycle Index 2060	21,324,846	0.15903	1,654,479	0.01234
Lifecycle Index 2065	4,094,426	0.09958	316,843	0.00771

74

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of Nuveen Lifestyle Income Fund, Nuveen Lifestyle Conservative Fund, Nuveen Lifestyle Moderate Fund, Nuveen Lifestyle Growth Fund, Nuveen Lifestyle Aggressive Growth Fund and Nuveen Managed Allocation Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Lifestyle Income Fund, Nuveen Lifestyle Conservative Fund, Nuveen Lifestyle Moderate Fund, Nuveen Lifestyle Growth Fund, Nuveen Lifestyle Aggressive Growth Fund and Nuveen Managed Allocation Fund (six of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) as of May 31, 2025, the related statements of operations for the year ended May 31, 2025, the statements of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2025 and each of the financial highlights for each of the five years in the period ended May 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

July 28, 2025

We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

4

Portfolio of Investments May 31, 2025

Lifestyle Income

SHARES		DESCRIPTION			VALUE

		AFFILIATED INVESTMENT COMPANIES—99.8%(a)
		FIXED INCOME—39.7%
1,652,305		Nuveen Core Bond Fund, Class R6			$14,969,883
1,645,025		Nuveen Core Plus Bond Fund, Class R6			14,969,726

		TOTAL FIXED INCOME			29,939,609

		INTERNATIONAL EQUITY—7.1%
109,947		Nuveen Emerging Markets Equity Fund, Class R6			918,059
152,193		Nuveen International Equity Fund, Class R6			2,310,295
86,682		Nuveen International Opportunities Fund, Class R6			1,382,574
61,649		Nuveen Quant International Small Cap Equity Fund, Class R6			757,051

		TOTAL INTERNATIONAL EQUITY			5,367,979

		SHORT-TERM FIXED INCOME—39.7%
2,952,756		Nuveen Short Term Bond Fund, Class R6			29,970,477

		TOTAL SHORT-TERM FIXED INCOME			29,970,477

		U.S. EQUITY—13.3%
101,952		Nuveen Core Equity Fund, Class R6			1,497,669
23,893		Nuveen Dividend Growth Fund, Class R6			1,500,988
101,933		Nuveen Dividend Value Fund, Class R6			1,472,935
51,508		Nuveen Growth Opportunities ETF			1,735,304
61,025		Nuveen Large Cap Growth Fund, Class R6			1,733,713
64,696		Nuveen Large Cap Value Fund, Class R6			1,472,487
16,418		Nuveen Quant Small Cap Equity Fund, Class R6			287,970
24,821		Nuveen Quant Small/Mid Cap Equity Fund, Class R6			357,429

		TOTAL U.S. EQUITY			10,058,495

		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $73,316,077)			75,336,560

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS—0.1%
		REPURCHASE AGREEMENT—0.1%
$83,000	(b)	Fixed Income Clearing Corporation	4.260%	06/02/25	83,000

		TOTAL REPURCHASE AGREEMENT			83,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $83,000)			83,000

		TOTAL INVESTMENTS—99.9% (Cost $73,399,077)			75,419,560

		OTHER ASSETS & LIABILITIES, NET—0.1%			86,521

		NET ASSETS—100.0%			$75,506,081

ETF	Exchange Traded Fund

(a)	Affiliated fund.
(b)

Agreement with Fixed Income Clearing Corporation, 4.260% dated 5/30/25 to be repurchased at $83,029 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 0.375% and maturity date 1/15/27, valued at $84,721.

See Notes to Financial Statements	5

Portfolio of Investments May 31, 2025

Lifestyle Conservative

SHARES		DESCRIPTION			VALUE

		AFFILIATED INVESTMENT COMPANIES—99.9%(a)
		FIXED INCOME—39.4%
3,359,408		Nuveen Core Bond Fund, Class R6			$30,436,240
10,034,917		Nuveen Core Plus Bond Fund, Class R6			91,317,742

		TOTAL FIXED INCOME			121,753,982

		INTERNATIONAL EQUITY—14.2%
894,658		Nuveen Emerging Markets Equity Fund, Class R6			7,470,398
1,235,648		Nuveen International Equity Fund, Class R6			18,757,131
704,120		Nuveen International Opportunities Fund, Class R6			11,230,708
501,012		Nuveen Quant International Small Cap Equity Fund, Class R6			6,152,426

		TOTAL INTERNATIONAL EQUITY			43,610,663

		SHORT-TERM FIXED INCOME—19.8%
6,008,813		Nuveen Short Term Bond Fund, Class R6			60,989,449

		TOTAL SHORT-TERM FIXED INCOME			60,989,449

		U.S. EQUITY—26.5%
829,414		Nuveen Core Equity Fund, Class R6			12,184,099
192,677		Nuveen Dividend Growth Fund, Class R6			12,103,958
831,734		Nuveen Dividend Value Fund, Class R6			12,018,557
419,427		Nuveen Growth Opportunities ETF			14,130,496
497,700		Nuveen Large Cap Growth Fund, Class R6			14,139,654
527,725		Nuveen Large Cap Value Fund, Class R6			12,011,012
133,729		Nuveen Quant Small Cap Equity Fund, Class R6			2,345,611
201,994		Nuveen Quant Small/Mid Cap Equity Fund, Class R6			2,908,721

		TOTAL U.S. EQUITY			81,842,108

		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $284,486,282)			308,196,202

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS—0.1%
		REPURCHASE AGREEMENT—0.1%
$290,000	(b)	Fixed Income Clearing Corporation	4.260%	06/02/25	290,000

		TOTAL REPURCHASE AGREEMENT			290,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $290,000)			290,000

		TOTAL INVESTMENTS—100.0% (Cost $284,776,282)			308,486,202

		OTHER ASSETS & LIABILITIES, NET—(0.0)%			(10,905)

		NET ASSETS—100.0%			$308,475,297

ETF	Exchange Traded Fund

(a)	Affiliated fund.
(b)

Agreement with Fixed Income Clearing Corporation, 4.260% dated 5/30/25 to be repurchased at $290,103 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 0.375% and maturity date 1/15/27, valued at $295,805.

6	See Notes to Financial Statements

Portfolio of Investments May 31, 2025

Lifestyle Moderate

SHARES		DESCRIPTION			VALUE

		AFFILIATED INVESTMENT COMPANIES—100.0%(a)
		FIXED INCOME—39.3%
24,051,415		Nuveen Core Plus Bond Fund, Class R6			$218,867,880

		TOTAL FIXED INCOME			218,867,880

		INTERNATIONAL EQUITY—21.1%
2,410,224		Nuveen Emerging Markets Equity Fund, Class R6			20,125,368
3,342,422		Nuveen International Equity Fund, Class R6			50,737,967
1,901,623		Nuveen International Opportunities Fund, Class R6			30,330,883
1,355,706		Nuveen Quant International Small Cap Equity Fund, Class R6			16,648,065

		TOTAL INTERNATIONAL EQUITY			117,842,283

		U.S. EQUITY—39.6%
2,234,859		Nuveen Core Equity Fund, Class R6			32,830,073
520,073		Nuveen Dividend Growth Fund, Class R6			32,671,012
2,239,701		Nuveen Dividend Value Fund, Class R6			32,363,676
1,130,851		Nuveen Growth Opportunities ETF			38,098,370
1,340,875		Nuveen Large Cap Growth Fund, Class R6			38,094,255
1,423,506		Nuveen Large Cap Value Fund, Class R6			32,398,985
360,137		Nuveen Quant Small Cap Equity Fund, Class R6			6,316,809
544,479		Nuveen Quant Small/Mid Cap Equity Fund, Class R6			7,840,496

		TOTAL U.S. EQUITY			220,613,676

		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $482,609,878)			557,323,839

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS—0.1%
		REPURCHASE AGREEMENT—0.1%
$507,000	(b)	Fixed Income Clearing Corporation	4.260%	06/02/25	507,000

		TOTAL REPURCHASE AGREEMENT			507,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $507,000)			507,000

		TOTAL INVESTMENTS—100.1% (Cost $483,116,878)			557,830,839

		OTHER ASSETS & LIABILITIES, NET—(0.1)%			(564,277)

		NET ASSETS—100.0%			$557,266,562

ETF	Exchange Traded Fund

(a)	Affiliated fund.
(b)

Agreement with Fixed Income Clearing Corporation, 4.260% dated 5/30/25 to be repurchased at $507,180 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 0.625% and maturity date 7/15/32, valued at $517,172.

See Notes to Financial Statements	7

Portfolio of Investments May 31, 2025

Lifestyle Growth

SHARES		DESCRIPTION			VALUE

		AFFILIATED INVESTMENT COMPANIES—99.9%(a)
		FIXED INCOME—19.5%
6,520,428		Nuveen Core Plus Bond Fund, Class R6			$59,335,899

		TOTAL FIXED INCOME			59,335,899

		INTERNATIONAL EQUITY—28.0%
1,744,182		Nuveen Emerging Markets Equity Fund, Class R6			14,563,923
2,411,268		Nuveen International Equity Fund, Class R6			36,603,048
1,375,538		Nuveen International Opportunities Fund, Class R6			21,939,836
978,971		Nuveen Quant International Small Cap Equity Fund, Class R6			12,021,758

		TOTAL INTERNATIONAL EQUITY			85,128,565

		U.S. EQUITY—52.4%
1,617,351		Nuveen Core Equity Fund, Class R6			23,758,892
379,105		Nuveen Dividend Growth Fund, Class R6			23,815,402
1,618,748		Nuveen Dividend Value Fund, Class R6			23,390,915
817,679		Nuveen Growth Opportunities ETF			27,547,606
968,493		Nuveen Large Cap Growth Fund, Class R6			27,514,875
1,024,092		Nuveen Large Cap Value Fund, Class R6			23,308,337
260,387		Nuveen Quant Small Cap Equity Fund, Class R6			4,567,195
393,106		Nuveen Quant Small/Mid Cap Equity Fund, Class R6			5,660,720

		TOTAL U.S. EQUITY			159,563,942

		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $242,922,965)			304,028,406

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS—0.1%
		REPURCHASE AGREEMENT—0.1%
$270,000	(b)	Fixed Income Clearing Corporation	4.260%	06/02/25	270,000

		TOTAL REPURCHASE AGREEMENT			270,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $270,000)			270,000

		TOTAL INVESTMENTS—100.0% (Cost $243,192,965)			304,298,406

		OTHER ASSETS & LIABILITIES, NET—(0.0)%			(121,056)

		NET ASSETS—100.0%			$304,177,350

ETF	Exchange Traded Fund

(a)	Affiliated fund.
(b)

Agreement with Fixed Income Clearing Corporation, 4.260% dated 5/30/25 to be repurchased at $270,096 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 0.375% and maturity date 1/15/27, valued at $275,441.

8	See Notes to Financial Statements

Portfolio of Investments May 31, 2025

Lifestyle Aggressive Growth

SHARES		DESCRIPTION			VALUE

		AFFILIATED INVESTMENT COMPANIES—99.9%(a)
		INTERNATIONAL EQUITY—34.7%
1,732,671		Nuveen Emerging Markets Equity Fund, Class R6			$14,467,801
2,395,190		Nuveen International Equity Fund, Class R6			36,358,990
1,365,027		Nuveen International Opportunities Fund, Class R6			21,772,187
971,045		Nuveen Quant International Small Cap Equity Fund, Class R6			11,924,437

		TOTAL INTERNATIONAL EQUITY			84,523,415

		U.S. EQUITY—65.2%
1,605,914		Nuveen Core Equity Fund, Class R6			23,590,876
376,015		Nuveen Dividend Growth Fund, Class R6			23,621,232
1,605,454		Nuveen Dividend Value Fund, Class R6			23,198,808
813,514		Nuveen Growth Opportunities ETF			27,407,287
961,054		Nuveen Large Cap Growth Fund, Class R6			27,303,557
1,018,566		Nuveen Large Cap Value Fund, Class R6			23,182,554
258,601		Nuveen Quant Small Cap Equity Fund, Class R6			4,535,867
390,974		Nuveen Quant Small/Mid Cap Equity Fund, Class R6			5,630,025

		TOTAL U.S. EQUITY			158,470,206

		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $181,485,291)			242,993,621

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS—0.1%
		REPURCHASE AGREEMENT—0.1%
$244,000	(b)	Fixed Income Clearing Corporation	4.260%	06/02/25	244,000

		TOTAL REPURCHASE AGREEMENT			244,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $244,000)			244,000

		TOTAL INVESTMENTS—100.0% (Cost $181,729,291)			243,237,621

		OTHER ASSETS & LIABILITIES, NET—(0.0)%			(43,155)

		NET ASSETS—100.0%			$243,194,466

ETF	Exchange Traded Fund

(a)	Affiliated fund.
(b)

Agreement with Fixed Income Clearing Corporation, 4.260% dated 5/30/25 to be repurchased at $244,087 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 9/30/30, valued at $248,957.

See Notes to Financial Statements	9

Portfolio of Investments May 31, 2025

Managed Allocation

SHARES		DESCRIPTION			VALUE

		AFFILIATED INVESTMENT COMPANIES—99.9%(a)
		FIXED INCOME—39.2%
37,806,679		Nuveen Core Plus Bond Fund, Class R6			$344,040,780

		TOTAL FIXED INCOME			344,040,780

		INTERNATIONAL EQUITY—21.2%
3,793,332		Nuveen Emerging Markets Equity Fund, Class R6			31,674,319
5,251,983		Nuveen International Equity Fund, Class R6			79,725,108
3,005,428		Nuveen International Opportunities Fund, Class R6			47,936,578
2,129,988		Nuveen Quant International Small Cap Equity Fund, Class R6			26,156,251

		TOTAL INTERNATIONAL EQUITY			185,492,256

		U.S. EQUITY—39.5%
3,508,860		Nuveen Core Equity Fund, Class R6			51,545,159
813,848		Nuveen Dividend Growth Fund, Class R6			51,125,917
3,526,178		Nuveen Dividend Value Fund, Class R6			50,953,270
1,775,899		Nuveen Growth Opportunities ETF			59,830,037
2,111,061		Nuveen Large Cap Growth Fund, Class R6			59,975,251
2,235,066		Nuveen Large Cap Value Fund, Class R6			50,870,100
566,606		Nuveen Quant Small Cap Equity Fund, Class R6			9,938,274
857,341		Nuveen Quant Small/Mid Cap Equity Fund, Class R6			12,345,716

		TOTAL U.S. EQUITY			346,583,724

		TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $725,212,873)			876,116,760

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS—0.0%
		REPURCHASE AGREEMENT—0.0%
$294,000	(b)	Fixed Income Clearing Corporation	4.260%	06/02/25	294,000

		TOTAL REPURCHASE AGREEMENT			294,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $294,000)			294,000

		TOTAL INVESTMENTS—99.9% (Cost $725,506,873)			876,410,760

		OTHER ASSETS & LIABILITIES, NET—0.1%			440,948

		NET ASSETS—100.0%			$876,851,708

ETF	Exchange Traded Fund

(a)	Affiliated fund.
(b)

Agreement with Fixed Income Clearing Corporation, 4.260% dated 5/30/25 to be repurchased at $294,104 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 4/15/26, valued at $299,963.

10	See Notes to Financial Statements

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11

Statement of Assets and Liabilities

May 31, 2025	Lifestyle Income	Lifestyle Conservative	Lifestyle Moderate	Lifestyle Growth
ASSETS
Affiliated investments, at value‡	$75,336,560	$308,196,202	$557,323,839	$304,028,406
Short-term investments, at value#	83,000	290,000	507,000	270,000
Cash	–	126	–	–
Receivables:
Dividends	221,355	676,934	817,648	219,540
Interest	20	69	120	64
Investments sold	373,776	2,264,575	4,226,932	1,545,198
Reimbursement from Adviser	15,480	15,252	13,534	15,400
Shares sold	146,197	149,274	37,979	27,631
Other	7,023	19,128	28,755	14,585
Total assets	76,183,411	311,611,560	562,955,807	306,120,824
LIABILITIES
Due to affiliates	9,833	10,354	10,927	10,352
Cash overdraft	494	–	10	159
Payables:
Management fees	6,372	26,014	46,840	25,396
Investments purchased – regular settlement	587,444	2,878,452	4,938,649	1,716,083
Shares redeemed	21,279	81,524	453,413	45,211
Service agreement fees	4,237	10,504	24,858	11,644
Accrued expenses:
Custodian fees	3,225	3,325	3,315	3,307
Professional fees	13	61	114	61
Shareholder reporting expenses	13,823	28,221	42,683	33,736
Shareholder servicing agent fees	5,147	26,588	53,719	32,227
Trustees fees	7,192	19,831	30,047	15,292
12b-1 distribution and service fees	9,217	41,860	74,539	40,731
Other	9,054	9,529	10,131	9,275
Total liabilities	677,330	3,136,263	5,689,245	1,943,474
Net assets	$75,506,081	$308,475,297	$557,266,562	$304,177,350

NET ASSETS CONSIST OF:
Paid-in capital	$77,343,553	$294,352,630	$497,086,889	$249,166,246
Total distributable earnings (loss)	(1,837,472)	14,122,667	60,179,673	55,011,104
Net assets	$75,506,081	$308,475,297	$557,266,562	$304,177,350

‡ Affiliated investments, cost	$73,316,077	$284,486,282	$482,609,878	$242,922,965
# Short-term investments, cost	$83,000	$290,000	$507,000	$270,000

Lifestyle Aggressive Growth	Managed Allocation

$242,993,621	$876,116,760
244,000	294,000
341	–

–	1,285,781
58	70
441,609	6,667,477
15,751	45,523
86,870	91,292
10,696	174,600
243,792,946	884,675,503

10,221	8,354
–	400

20,331	–
442,414	7,283,414
10,518	31,953
13,631	13,318

3,283	3,335
51	179
24,853	69,525
28,161	66,005
11,277	176,607
25,106	166,844
8,634	3,861
598,480	7,823,795
$243,194,466	$876,851,708

$183,495,768	$736,444,194
59,698,698	140,407,514
$243,194,466	$876,851,708

$181,485,291	$725,212,873
$244,000	$294,000

See Notes to Financial Statements	13

Statement of Assets and Liabilities (continued)

May 31, 2025	Lifestyle Income	Lifestyle Conservative	Lifestyle Moderate	Lifestyle Growth
CLASS A:
Net assets	$43,588,035	$198,620,220	$354,539,739	$194,788,802
Shares outstanding	3,983,704	15,349,332	23,460,511	10,996,825
Net asset value (“NAV”) per share	$10.94	$12.94	$15.11	$17.71
Maximum sales charge	5.75%	5.75%	5.75%	5.75
Offering price per share (NAV per share plus maximum sales charge)	$11.61	$13.73	$16.03	$18.79

CLASS I:
Net assets	$24,652	$3,022,310	$6,668,142	$4,414,037
Shares outstanding	2,258	233,146	440,299	247,457
NAV and offering price per share	$10.92	$12.96	$15.14	$17.84

PREMIER CLASS:
Net assets	$24,687	$43,220	$25,149	$36,516
Shares outstanding	2,257	3,328	1,650	2,037
NAV and offering price per share	$10.94	$12.99	$15.24	$17.92

CLASS R6:
Net assets	$11,865,685	$57,011,817	$77,519,488	$48,786,123
Shares outstanding	1,083,403	4,396,257	5,116,411	2,733,007
NAV and offering price per share	$10.95	$12.97	$15.15	$17.85

RETIREMENT CLASS:
Net assets	$20,003,022	$49,777,730	$118,514,044	$56,151,872
Shares outstanding	1,828,374	3,844,561	7,836,996	3,162,770
NAV and offering price per share	$10.94	$12.95	$15.12	$17.75

Authorized shares - per class	Unlimited	Unlimited	Unlimited	Unlimited
Par value per share	$0.0001	$0.0001	$0.0001	$0.0001

Lifestyle Aggressive Growth	Managed Allocation

$120,057,000	$794,625,735
5,866,020	62,198,095
$20.47	$12.78
5.75%	5.75%

$21.72	$13.56

$5,295,320	$–
256,623	–
$20.63	$–

$25,709	$–
1,234	–
$20.83	$–

$52,406,608	$18,756,650
2,539,328	1,474,809
$20.64	$12.72

$65,409,829	$63,469,323
3,186,710	4,998,413
$20.53	$12.70

Unlimited	Unlimited
$0.0001	$0.0001

See Notes to Financial Statements	15

Statement of Operations

Year Ended May 31, 2025	Lifestyle Income	Lifestyle Conservative	Lifestyle Moderate
INVESTMENT INCOME
Dividends from affiliated investments	$2,878,170	$10,062,170	$15,157,912
Interest	2,894	11,293	22,063
Total investment income	2,881,064	10,073,463	15,179,975

EXPENSES
Management fees	75,659	311,490	568,729
12b-1 distribution and service fees — Class A	111,941	502,971	889,844
12b-1 distribution and service fees — Premier Class	124	169	161
Shareholder servicing agent fees — Class A	20,328	99,113	199,152
Shareholder servicing agent fees — Class I	51	2,468	5,791
Shareholder servicing agent fees — Premier Class	51	144	106
Shareholder servicing agent fees — Class R6	849	2,501	1,443
Shareholder servicing agent fees — Retirement Class	49,671	123,241	295,885
Administrative service fees	38,743	40,783	43,093
Trustees fees	1,290	5,341	9,891
Custodian expenses	7,662	7,840	7,822
Overdraft expense	1,582	2,245	2,493
Professional fees	14,481	14,642	14,867
Registration fees	80,437	83,511	86,180
Shareholder reporting expenses	32,824	38,035	41,703
Other	21,974	22,164	22,726
Total expenses	457,667	1,256,658	2,189,886
Expenses reimbursed by the investment adviser	(198,382)	(215,090)	(228,134)
Net expenses	259,285	1,041,568	1,961,752
Net investment income (loss)	2,621,779	9,031,895	13,218,223

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments	9	1	28
Affiliated investments	(376,936)	157,183	(776,981)
Distributions from affiliated investments	525,103	4,370,685	12,170,224
Net realized gain (loss)	148,176	4,527,869	11,393,271
Change in unrealized appreciation (depreciation) on:
Affiliated investments	1,999,453	8,277,969	18,667,228
Net change in unrealized appreciation (depreciation)	1,999,453	8,277,969	18,667,228
Net realized and unrealized gain (loss)	2,147,629	12,805,838	30,060,499
Net increase (decrease) in net assets from operations	$4,769,408	$21,837,733	$43,278,722

Lifestyle Growth	Lifestyle Aggressive Growth	Managed Allocation

$6,266,817	$3,530,273	$23,609,205
12,316	10,222	30,054
6,279,133	3,540,495	23,639,259

309,006	250,898	–
490,381	302,352	2,003,823
200	208	–
121,560	94,354	291,421
2,885	4,960	–
121	64	–
1,308	2,185	239
144,182	160,201	167,640
40,841	40,345	32,959
5,434	4,418	15,635
7,830	7,767	7,871
937	2,064	1,273
14,652	14,604	14,874
81,896	83,687	60,211
55,085	41,015	86,273
22,186	22,302	22,526
1,298,504	1,031,424	2,704,745
(229,583)	(216,624)	(532,221)
1,068,921	814,800	2,172,524
5,210,212	2,725,695	21,466,735

–	65	–
967,699	2,091,690	7,246,979
8,804,933	9,046,779	18,816,178
9,772,632	11,138,534	26,063,157

10,413,587	8,839,553	21,092,005
10,413,587	8,839,553	21,092,005
20,186,219	19,978,087	47,155,162
$25,396,431	$22,703,782	$68,621,897

See Notes to Financial Statements	17

Statement of Changes in Net Assets

	Lifestyle Income				Lifestyle Conservative
		Year Ended 5/31/25		Year Ended 5/31/24		Year Ended 5/31/25		Year Ended 5/31/24
OPERATIONS
Net investment income (loss)	$	2,621,779	$	2,509,123	$	9,031,895	$	8,680,188
Net realized gain (loss)		148,176		(856,263)		4,527,869		1,741,954
Net change in unrealized appreciation (depreciation)		1,999,453		4,001,194		8,277,969		23,366,289
Net increase (decrease) in net assets from operations		4,769,408		5,654,054		21,837,733		33,788,431
DISTRIBUTIONS TO SHAREHOLDERS Dividends:
Class A		(1,586,733)		(1,479,675)		(6,062,850)		(5,739,986)
Class I		(1,772)		(4,876)		(103,286)		(97,588)
Premier Class		(2,596)		(9,509)		(2,774)		(7,602)
Class R6		(412,489)		(466,864)		(1,906,553)		(1,696,086)
Retirement Class		(708,926)		(543,140)		(1,492,298)		(1,390,953)
Total distributions		(2,712,516)		(2,504,064)		(9,567,761)		(8,932,215)
FUND SHARE TRANSACTIONS
Subscriptions		8,850,890		9,169,134		30,024,198		24,611,235
Reinvestments of distributions		2,644,803		2,442,009		9,450,933		8,813,774
Redemptions		(12,967,292)		(18,516,223)		(52,569,132)		(52,166,608)
Net increase (decrease) from Fund share transactions		(1,471,599)		(6,905,080)		(13,094,001)		(18,741,599)
Net increase (decrease) in net assets		585,293		(3,755,090)		(824,029)		6,114,617
Net assets at the beginning of period		74,920,788		78,675,878		309,299,326		303,184,709
Net assets at the end of period	$	75,506,081	$	74,920,788	$	308,475,297	$	309,299,326

Lifestyle Moderate		Lifestyle Growth		Lifestyle Aggressive Growth		Managed Allocation
Year Ended 5/31/25	Year Ended 5/31/24	Year Ended 5/31/25	Year Ended 5/31/24	Year Ended 5/31/25	Year Ended 5/31/24	Year Ended 5/31/25	Year Ended 5/31/24

$13,218,223	$12,830,477	$5,210,212	$5,326,359	$2,725,695	$2,812,722	$21,466,735	$20,741,733
11,393,271	4,861,127	9,772,632	4,472,657	11,138,534	4,811,304	26,063,157	16,006,242
18,667,228	60,395,683	10,413,587	42,815,745	8,839,553	42,366,607	21,092,005	86,868,015
43,278,722	78,087,287	25,396,431	52,614,761	22,703,782	49,990,633	68,621,897	123,615,990

(9,764,344)	(8,545,628)	(4,898,847)	(3,861,856)	(3,156,606)	(1,701,101)	(32,852,489)	(19,854,680)
(216,687)	(211,620)	(110,381)	(92,759)	(146,859)	(91,561)	–	–
(1,878)	(7,125)	(843)	(7,061)	(528)	(5,903)	–	–
(2,714,486)	(2,194,647)	(1,448,747)	(1,029,842)	(1,789,658)	(1,053,881)	(826,593)	(529,165)
(3,294,845)	(2,805,427)	(1,477,529)	(1,107,250)	(1,697,346)	(895,387)	(2,707,155)	(1,844,718)
(15,992,240)	(13,764,447)	(7,936,347)	(6,098,768)	(6,790,997)	(3,747,833)	(36,386,237)	(22,228,563)

48,796,547	59,049,624	22,738,055	26,535,770	25,902,344	24,964,128	21,813,779	21,050,277
15,761,815	13,602,369	7,880,941	6,044,076	6,735,535	3,691,534	35,171,527	21,516,639
(97,538,697)	(88,468,216)	(50,152,352)	(45,183,083)	(53,206,898)	(39,101,550)	(93,476,010)	(85,680,824)
(32,980,335)	(15,816,223)	(19,533,356)	(12,603,237)	(20,569,019)	(10,445,888)	(36,490,704)	(43,113,908)
(5,693,853)	48,506,617	(2,073,272)	33,912,756	(4,656,234)	35,796,912	(4,255,044)	58,273,519
562,960,415	514,453,798	306,250,622	272,337,866	247,850,700	212,053,788	881,106,752	822,833,233
$557,266,562	$562,960,415	$304,177,350	$306,250,622	$243,194,466	$247,850,700	$876,851,708	$881,106,752

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)(b)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Lifestyle Income
Class A:
5/31/25	$10.64	$0.37	$0.31	$0.68	$(0.38)	$–	$(0.38)	$10.94
5/31/24	10.21	0.33	0.43	0.76	(0.33)	–	(0.33)	10.64
5/31/23	10.64	0.26	(0.27)	(0.01)	(0.25)	(0.17)	(0.42)	10.21
5/31/22	11.96	0.18	(0.96)	(0.78)	(0.22)	(0.32)	(0.54)	10.64
5/31/21	11.21	0.16	0.99	1.15	(0.23)	(0.17)	(0.40)	11.96
Class I:
5/31/25	10.65	0.38	0.32	0.70	(0.43)	–	(0.43)	10.92
5/31/24	10.22	0.35	0.44	0.79	(0.36)	–	(0.36)	10.65
5/31/23	10.65	0.28	(0.26)	0.02	(0.28)	(0.17)	(0.45)	10.22
5/31/22	11.96	0.20	(0.95)	(0.75)	(0.24)	(0.32)	(0.56)	10.65
5/31/21	11.22	0.19	0.98	1.17	(0.26)	(0.17)	(0.43)	11.96
Premier Class:
5/31/25	10.66	0.37	0.34	0.71	(0.43)	–	(0.43)	10.94
5/31/24	10.23	0.33	0.45	0.78	(0.35)	–	(0.35)	10.66
5/31/23	10.66	0.28	(0.27)	0.01	(0.27)	(0.17)	(0.44)	10.23
5/31/22	11.98	0.19	(0.96)	(0.77)	(0.23)	(0.32)	(0.55)	10.66
5/31/21	11.23	0.18	0.98	1.16	(0.24)	(0.17)	(0.41)	11.98
Class R6:
5/31/25	10.65	0.40	0.32	0.72	(0.42)	–	(0.42)	10.95
5/31/24	10.22	0.36	0.43	0.79	(0.36)	–	(0.36)	10.65
5/31/23	10.65	0.29	(0.27)	0.02	(0.28)	(0.17)	(0.45)	10.22
5/31/22	11.97	0.21	(0.96)	(0.75)	(0.25)	(0.32)	(0.57)	10.65
5/31/21	11.22	0.20	0.98	1.18	(0.26)	(0.17)	(0.43)	11.97
Retirement Class:
5/31/25	10.64	0.38	0.31	0.69	(0.39)	–	(0.39)	10.94
5/31/24	10.21	0.33	0.44	0.77	(0.34)	–	(0.34)	10.64
5/31/23	10.64	0.26	(0.26)	–	(0.26)	(0.17)	(0.43)	10.21
5/31/22	11.96	0.18	(0.96)	(0.78)	(0.22)	(0.32)	(0.54)	10.64
5/31/21	11.21	0.17	0.98	1.15	(0.23)	(0.17)	(0.40)	11.96

(a)	Based on average shares outstanding.
(b)	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(d)	The Fund’s ratios do not include the expenses or income of the Underlying Funds.

20	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(c)	Net Assets, End of Period (000)	Gross Expenses(d)	Net Expenses(d)	Net Investment Income (Loss)(d)	Portfolio Turnover Rate

6.52%	$43,588	0.66%	0.40%	3.41%	16%
7.61	44,780	0.66	0.38	3.21	19
0.05	47,233	0.61	0.38	2.55	16
(6.73)	55,202	0.58	0.35	1.52	20
10.21	58,046	0.57	0.38	1.40	27

6.67	25	0.46	0.20	3.49	16
7.85	101	0.46	0.19	3.38	19
0.30	105	0.37	0.15	2.78	16
(6.55)	120	0.35	0.15	1.72	20
10.48	133	0.33	0.14	1.63	27

6.72	25	0.58	0.25	3.38	16
7.76	213	0.55	0.25	3.24	19
0.18	366	0.49	0.25	2.69	16
(6.61)	349	0.46	0.25	1.63	20
10.32	361	0.45	0.25	1.53	27

6.84	11,866	0.37	0.10	3.69	16
7.91	10,985	0.38	0.10	3.48	19
0.34	13,663	0.33	0.10	2.83	16
(6.56)	15,247	0.30	0.10	1.78	20
10.58	15,514	0.29	0.10	1.67	27

6.56	20,003	0.61	0.35	3.46	16
7.65	18,842	0.63	0.35	3.23	19
0.08	17,310	0.58	0.35	2.57	16
(6.71)	20,443	0.55	0.35	1.51	20
10.23	26,139	0.54	0.35	1.43	27

See Notes to Financial Statements	21

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)(b)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Lifestyle Conservative
Class A:
5/31/25	$12.44	$0.36	$0.53	$0.89	$(0.39)	$–	$(0.39)	$12.94
5/31/24	11.47	0.33	0.98	1.31	(0.34)	–	(0.34)	12.44
5/31/23	12.18	0.26	(0.27)	(0.01)	(0.32)	(0.38)	(0.70)	11.47
5/31/22	14.22	0.20	(1.29)	(1.09)	(0.32)	(0.63)	(0.95)	12.18
5/31/21	12.55	0.18	2.10	2.28	(0.28)	(0.33)	(0.61)	14.22
Class I:
5/31/25	12.46	0.39	0.53	0.92	(0.42)	–	(0.42)	12.96
5/31/24	11.49	0.35	0.98	1.33	(0.36)	–	(0.36)	12.46
5/31/23	12.20	0.29	(0.28)	0.01	(0.34)	(0.38)	(0.72)	11.49
5/31/22	14.25	0.22	(1.30)	(1.08)	(0.34)	(0.63)	(0.97)	12.20
5/31/21	12.57	0.21	2.10	2.31	(0.30)	(0.33)	(0.63)	14.25
Premier Class:
5/31/25	12.47	0.35	0.56	0.91	(0.39)	–	(0.39)	12.99
5/31/24	11.50	0.34	0.98	1.32	(0.35)	–	(0.35)	12.47
5/31/23	12.21	0.28	(0.28)	–	(0.33)	(0.38)	(0.71)	11.50
5/31/22	14.26	0.22	(1.30)	(1.08)	(0.34)	(0.63)	(0.97)	12.21
5/31/21	12.58	0.20	2.11	2.31	(0.30)	(0.33)	(0.63)	14.26
Class R6:
5/31/25	12.47	0.40	0.52	0.92	(0.42)	—	(0.42)	12.97
5/31/24	11.49	0.36	0.99	1.35	(0.37)	—	(0.37)	12.47
5/31/23	12.21	0.30	(0.29)	0.01	(0.35)	(0.38)	(0.73)	11.49
5/31/22	14.25	0.24	(1.29)	(1.05)	(0.36)	(0.63)	(0.99)	12.21
5/31/21	12.57	0.22	2.11	2.33	(0.32)	(0.33)	(0.65)	14.25
Retirement Class:
5/31/25	12.45	0.37	0.52	0.89	(0.39)	–	(0.39)	12.95
5/31/24	11.48	0.33	0.98	1.31	(0.34)	–	(0.34)	12.45
5/31/23	12.19	0.27	(0.28)	(0.01)	(0.32)	(0.38)	(0.70)	11.48
5/31/22	14.23	0.20	(1.29)	(1.09)	(0.32)	(0.63)	(0.95)	12.19
5/31/21	12.55	0.19	2.10	2.29	(0.28)	(0.33)	(0.61)	14.23

(a)	Based on average shares outstanding.
(b)	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(d)	The Fund’s ratios do not include the expenses or income of the Underlying Funds.

22	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(c)	Net Assets, End of Period (000)	Gross Expenses(d)	Net Expenses(d)	Net Investment Income (Loss)(d)	Portfolio Turnover Rate

7.20%	$198,620	0.47%	0.40%	2.83%	13%
11.58	200,324	0.45	0.37	2.77	13
0.11	201,363	0.44	0.37	2.30	19
(8.25)	224,733	0.43	0.36	1.49	21
18.40	244,655	0.44	0.37	1.36	35

7.43	3,022	0.24	0.18	3.05	13
11.75	3,377	0.28	0.20	2.94	13
0.29	3,076	0.27	0.20	2.48	19
(8.09)	3,876	0.26	0.20	1.62	21
18.57	7,122	0.26	0.20	1.54	35

7.39	43	0.45	0.25	2.70	13
11.69	266	0.36	0.25	2.89	13
0.23	249	0.34	0.25	2.43	19
(8.14)	262	0.32	0.25	1.60	21
18.49	774	0.32	0.25	1.48	35

7.50	57,012	0.17	0.10	3.14	13
11.96	56,552	0.18	0.10	3.05	13
0.31	51,084	0.17	0.10	2.57	19
(7.99)	55,791	0.16	0.10	1.77	21
18.77	53,420	0.17	0.10	1.63	35

7.24	49,778	0.42	0.35	2.88	13
11.60	48,781	0.43	0.35	2.80	13
0.13	47,413	0.42	0.35	2.32	19
(8.17)	56,686	0.41	0.35	1.50	21
18.44	63,022	0.41	0.34	1.39	35

See Notes to Financial Statements	23

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)(b)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Lifestyle Moderate
Class A:
5/31/25	$14.39	$0.34	$0.79	$1.13	$(0.37)	$(0.04)	$(0.41)	$15.11
5/31/24	12.77	0.31	1.65	1.96	(0.34)	–	(0.34)	14.39
5/31/23	13.71	0.27	(0.31)	(0.04)	(0.29)	(0.61)	(0.90)	12.77
5/31/22	16.64	0.23	(1.70)	(1.47)	(0.44)	(1.02)	(1.46)	13.71
5/31/21	13.82	0.20	3.46	3.66	(0.34)	(0.50)	(0.84)	16.64
Class I:
5/31/25	14.42	0.37	0.79	1.16	(0.40)	(0.04)	(0.44)	15.14
5/31/24	12.80	0.35	1.63	1.98	(0.36)	–	(0.36)	14.42
5/31/23	13.74	0.30	(0.31)	(0.01)	(0.32)	(0.61)	(0.93)	12.80
5/31/22	16.67	0.26	(1.70)	(1.44)	(0.47)	(1.02)	(1.49)	13.74
5/31/21	13.84	0.23	3.47	3.70	(0.37)	(0.50)	(0.87)	16.67
Premier Class:
5/31/25	14.47	0.29	0.87	1.16	(0.35)	(0.04)	(0.39)	15.24
5/31/24	12.84	0.33	1.66	1.99	(0.36)	–	(0.36)	14.47
5/31/23	13.78	0.28	(0.30)	(0.02)	(0.31)	(0.61)	(0.92)	12.84
5/31/22	16.72	0.26	(1.72)	(1.46)	(0.46)	(1.02)	(1.48)	13.78
5/31/21	13.87	0.23	3.48	3.71	(0.36)	(0.50)	(0.86)	16.72
Class R6:
5/31/25	14.43	0.39	0.79	1.18	(0.42)	(0.04)	(0.46)	15.15
5/31/24	12.80	0.36	1.65	2.01	(0.38)	–	(0.38)	14.43
5/31/23	13.74	0.30	(0.30)	–	(0.33)	(0.61)	(0.94)	12.80
5/31/22	16.68	0.28	(1.71)	(1.43)	(0.49)	(1.02)	(1.51)	13.74
5/31/21	13.84	0.25	3.47	3.72	(0.38)	(0.50)	(0.88)	16.68
Retirement Class:
5/31/25	14.40	0.34	0.80	1.14	(0.38)	(0.04)	(0.42)	15.12
5/31/24	12.78	0.32	1.64	1.96	(0.34)	–	(0.34)	14.40
5/31/23	13.72	0.27	(0.30)	(0.03)	(0.30)	(0.61)	(0.91)	12.78
5/31/22	16.65	0.23	(1.70)	(1.47)	(0.44)	(1.02)	(1.46)	13.72
5/31/21	13.82	0.21	3.47	3.68	(0.35)	(0.50)	(0.85)	16.65

(a)	Based on average shares outstanding.
(b)	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(d)	The Fund’s ratios do not include the expenses or income of the Underlying Funds.

24	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(c)	Net Assets, End of Period (000)	Gross Expenses(d)	Net Expenses(d)	Net Investment Income (Loss)(d)	Portfolio Turnover Rate

7.90%	$354,540	0.45%	0.41%	2.26%	14%
15.55	350,208	0.43	0.36	2.33	15
0.09	333,435	0.42	0.33	2.09	19
(9.78)	367,073	0.41	0.36	1.46	21
27.02	410,533	0.42	0.36	1.32	47

8.13	6,668	0.22	0.18	2.49	14
15.72	7,868	0.25	0.18	2.56	15
0.30	7,294	0.23	0.14	2.31	19
(9.60)	10,895	0.22	0.18	1.64	21
27.29	13,719	0.23	0.17	1.50	47

8.07	25	0.39	0.25	1.91	14
15.68	289	0.32	0.24	2.46	15
0.20	257	0.31	0.22	2.21	19
(9.64)	276	0.30	0.25	1.60	21
27.22	689	0.31	0.24	1.45	47

8.21	77,519	0.14	0.10	2.60	14
15.90	88,282	0.15	0.09	2.63	15
0.38	68,231	0.15	0.06	2.36	19
(9.58)	76,453	0.14	0.10	1.75	21
27.47	77,429	0.15	0.09	1.58	47

7.95	118,514	0.39	0.35	2.31	14
15.56	116,313	0.40	0.34	2.36	15
0.12	105,238	0.40	0.31	2.11	19
(9.77)	114,335	0.39	0.35	1.48	21
27.12	121,361	0.40	0.34	1.35	47

See Notes to Financial Statements	25

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)(b)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Lifestyle Growth
Class A:
5/31/25	$16.71	$0.28	$1.16	$1.44	$(0.34)	$(0.10)	$(0.44)	$17.71
5/31/24	14.23	0.28	2.52	2.80	(0.32)	–	(0.32)	16.71
5/31/23	15.24	0.23	(0.19)	0.04	(0.23)	(0.82)	(1.05)	14.23
5/31/22	18.87	0.22	(1.94)	(1.72)	(0.56)	(1.35)	(1.91)	15.24
5/31/21	14.79	0.18	4.97	5.15	(0.37)	(0.70)	(1.07)	18.87
Class I:
5/31/25	16.81	0.32	1.18	1.50	(0.37)	(0.10)	(0.47)	17.84
5/31/24	14.31	0.31	2.54	2.85	(0.35)	–	(0.35)	16.81
5/31/23	15.33	0.26	(0.20)	0.06	(0.26)	(0.82)	(1.08)	14.31
5/31/22	18.96	0.26	(1.94)	(1.68)	(0.60)	(1.35)	(1.95)	15.33
5/31/21	14.86	0.22	4.98	5.20	(0.40)	(0.70)	(1.10)	18.96
Premier Class:
5/31/25	16.86	0.20	1.28	1.48	(0.32)	(0.10)	(0.42)	17.92
5/31/24	14.35	0.30	2.55	2.85	(0.34)	–	(0.34)	16.86
5/31/23	15.36	0.25	(0.20)	0.05	(0.24)	(0.82)	(1.06)	14.35
5/31/22	18.97	0.26	(1.93)	(1.67)	(0.59)	(1.35)	(1.94)	15.36
5/31/21	14.87	0.20	4.99	5.19	(0.39)	(0.70)	(1.09)	18.97
Class R6:
5/31/25	16.83	0.34	1.17	1.51	(0.39)	(0.10)	(0.49)	17.85
5/31/24	14.33	0.32	2.55	2.87	(0.37)	–	(0.37)	16.83
5/31/23	15.34	0.27	(0.19)	0.08	(0.27)	(0.82)	(1.09)	14.33
5/31/22	18.98	0.27	(1.94)	(1.67)	(0.62)	(1.35)	(1.97)	15.34
5/31/21	14.87	0.23	4.99	5.22	(0.41)	(0.70)	(1.11)	18.98
Retirement Class:
5/31/25	16.74	0.29	1.17	1.46	(0.35)	(0.10)	(0.45)	17.75
5/31/24	14.26	0.28	2.53	2.81	(0.33)	–	(0.33)	16.74
5/31/23	15.27	0.24	(0.20)	0.04	(0.23)	(0.82)	(1.05)	14.26
5/31/22	18.90	0.22	(1.93)	(1.71)	(0.57)	(1.35)	(1.92)	15.27
5/31/21	14.81	0.18	4.98	5.16	(0.37)	(0.70)	(1.07)	18.90

(a)	Based on average shares outstanding.
(b)	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(d)	The Fund’s ratios do not include the expenses or income of the Underlying Funds.

26	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(c)	Net Assets, End of Period (000)	Gross Expenses(d)	Net Expenses(d)	Net Investment Income (Loss)(d)	Portfolio Turnover Rate

8.63%	$194,789	0.49%	0.41%	1.61%	15%
19.91	194,578	0.46	0.31	1.80	15
0.71	175,919	0.46	0.29	1.64	20
(10.17)	190,045	0.44	0.34	1.25	26
35.45	212,617	0.46	0.37	1.05	54

8.94	4,414	0.24	0.17	1.82	15
20.15	4,432	0.29	0.13	1.98	15
0.85	3,807	0.27	0.11	1.82	20
(10.00)	5,138	0.25	0.16	1.44	26
35.72	7,976	0.26	0.17	1.28	54

8.77	37	0.41	0.25	1.14	15
20.09	347	0.36	0.18	1.94	15
0.78	296	0.34	0.18	1.78	20
(9.93)	316	0.32	0.23	1.41	26
35.62	2,022	0.33	0.24	1.18	54

8.98	48,786	0.18	0.10	1.96	15
20.24	50,686	0.19	0.03	2.04	15
1.01	43,616	0.18	0.01	1.91	20
(9.96)	47,024	0.16	0.08	1.50	26
35.87	48,422	0.18	0.09	1.34	54

8.71	56,152	0.42	0.35	1.69	15
19.90	56,207	0.44	0.28	1.84	15
0.73	48,701	0.43	0.26	1.67	20
(10.12)	56,946	0.41	0.33	1.26	26
35.51	59,232	0.43	0.34	1.07	54

See Notes to Financial Statements	27

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)(b)	Total	From Net Investment Income	From Net Realized Gains		Total	Net Asset Value, End of Period
Lifestyle Aggressive Growth
Class A:
5/31/25	$19.20	$0.19	$1.61	$1.80	$(0.28)	$(0.25)		$(0.53)	$20.47
5/31/24	15.69	0.20	3.58	3.78	(0.27)	(0.00	)(e)	(0.27)	19.20
5/31/23	16.91	0.17	(0.07)	0.10	(0.25)	(1.07)		(1.32)	15.69
5/31/22	21.19	0.21	(2.19)	(1.98)	(0.64)	(1.66)		(2.30)	16.91
5/31/21	15.46	0.14	6.61	6.75	(0.45)	(0.57)		(1.02)	21.19
Class I:
5/31/25	19.34	0.24	1.61	1.85	(0.31)	(0.25)		(0.56)	20.63
5/31/24	15.80	0.23	3.61	3.84	(0.30)	(0.00	)(e)	(0.30)	19.34
5/31/23	17.03	0.21	(0.09)	0.12	(0.28)	(1.07)		(1.35)	15.80
5/31/22	21.32	0.26	(2.21)	(1.95)	(0.68)	(1.66)		(2.34)	17.03
5/31/21	15.55	0.18	6.64	6.82	(0.48)	(0.57)		(1.05)	21.32
Premier Class:
5/31/25	19.40	0.05	1.81	1.86	(0.18)	(0.25)		(0.43)	20.83
5/31/24	15.86	0.22	3.62	3.84	(0.30)	(0.00	)(e)	(0.30)	19.40
5/31/23	17.08	0.20	(0.08)	0.12	(0.27)	(1.07)		(1.34)	15.86
5/31/22	21.37	0.24	(2.20)	(1.96)	(0.67)	(1.66)		(2.33)	17.08
5/31/21	15.59	0.18	6.64	6.82	(0.47)	(0.57)		(1.04)	21.37
Class R6:
5/31/25	19.34	0.27	1.62	1.89	(0.34)	(0.25)		(0.59)	20.64
5/31/24	15.81	0.25	3.60	3.85	(0.32)	(0.00	)(e)	(0.32)	19.34
5/31/23	17.03	0.22	(0.08)	0.14	(0.29)	(1.07)		(1.36)	15.81
5/31/22	21.32	0.26	(2.19)	(1.93)	(0.70)	(1.66)		(2.36)	17.03
5/31/21	15.55	0.20	6.64	6.84	(0.50)	(0.57)		(1.07)	21.32
Retirement Class:
5/31/25	19.24	0.21	1.62	1.83	(0.29)	(0.25)		(0.54)	20.53
5/31/24	15.73	0.20	3.59	3.79	(0.28)	(0.00	)(e)	(0.28)	19.24
5/31/23	16.95	0.18	(0.08)	0.10	(0.25)	(1.07)		(1.32)	15.73
5/31/22	21.23	0.22	(2.19)	(1.97)	(0.65)	(1.66)		(2.31)	16.95
5/31/21	15.49	0.15	6.62	6.77	(0.46)	(0.57)		(1.03)	21.23

(a)	Based on average shares outstanding.
(b)	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(d)	The Fund’s ratios do not include the expenses or income of the Underlying Funds.
(e)	Value rounded to zero.

28	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(c)	Net Assets, End of Period (000)	Gross Expenses(d)	Net Expenses(d)	Net Investment Income (Loss)(d)	Portfolio Turnover Rate

9.37%	$120,057	0.51%	0.43%	0.98%	16%
24.30	118,311	0.49	0.39	1.13	12
1.17	102,309	0.49	0.35	1.10	21
(10.59)	106,104	0.48	0.32	1.04	30
44.41	117,922	0.50	0.38	0.78	56

9.59	5,295	0.28	0.20	1.22	16
24.55	5,423	0.30	0.20	1.34	12
1.33	4,908	0.29	0.15	1.31	21
(10.40)	6,248	0.28	0.13	1.28	30
44.68	9,163	0.30	0.18	0.98	56

9.59	26	0.38	0.25	0.25	16
24.39	389	0.37	0.25	1.28	12
1.29	320	0.36	0.22	1.27	21
(10.43)	342	0.35	0.20	1.21	30
44.54	427	0.37	0.23	0.95	56

9.76	52,407	0.19	0.10	1.34	16
24.58	63,319	0.21	0.10	1.45	12
1.46	51,862	0.20	0.05	1.40	21
(10.32)	50,497	0.19	0.04	1.28	30
44.79	45,923	0.21	0.08	1.08	56

9.49	65,410	0.44	0.35	1.05	16
24.29	60,408	0.45	0.35	1.18	12
1.20	52,655	0.45	0.31	1.16	21
(10.54)	56,152	0.44	0.29	1.08	30
44.47	65,640	0.45	0.33	0.82	56

See Notes to Financial Statements	29

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)(b)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Managed Allocation
Class A:
5/31/25	$12.32	$0.31	$0.67	$0.98	$(0.34)	$(0.18)	$(0.52)	$12.78
5/31/24	10.93	0.28	1.41	1.69	(0.30)	–	(0.30)	12.32
5/31/23	11.77	0.24	(0.26)	(0.02)	(0.25)	(0.57)	(0.82)	10.93
5/31/22	14.51	0.22	(1.46)	(1.24)	(0.41)	(1.09)	(1.50)	11.77
5/31/21	12.36	0.20	3.07	3.27	(0.33)	(0.79)	(1.12)	14.51
Class R6:
5/31/25	12.26	0.34	0.67	1.01	(0.37)	(0.18)	(0.55)	12.72
5/31/24	10.88	0.31	1.40	1.71	(0.33)	–	(0.33)	12.26
5/31/23	11.73	0.26	(0.26)	–	(0.28)	(0.57)	(0.85)	10.88
5/31/22	14.46	0.25	(1.45)	(1.20)	(0.44)	(1.09)	(1.53)	11.73
5/31/21	12.32	0.23	3.07	3.30	(0.37)	(0.79)	(1.16)	14.46
Retirement Class:
5/31/25	12.24	0.30	0.68	0.98	(0.34)	(0.18)	(0.52)	12.70
5/31/24	10.87	0.28	1.39	1.67	(0.30)	–	(0.30)	12.24
5/31/23	11.71	0.24	(0.26)	(0.02)	(0.25)	(0.57)	(0.82)	10.87
5/31/22	14.44	0.21	(1.45)	(1.24)	(0.40)	(1.09)	(1.49)	11.71
5/31/21	12.31	0.20	3.05	3.25	(0.33)	(0.79)	(1.12)	14.44

(a)	Based on average shares outstanding.
(b)	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(d)	The Fund’s ratios do not include the expenses or income of the Underlying Funds.

30	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(c)	Net Assets, End of Period (000)	Gross Expenses(d)	Net Expenses(d)	Net Investment Income (Loss)(d)	Portfolio Turnover Rate

8.05%	$794,626	0.31%	0.25%	2.41%	11%
15.70	789,834	0.32	0.25	2.44	11
0.20	734,814	0.32	0.25	2.17	19
(9.69)	790,563	0.31	0.23	1.59	23
27.20	918,856	0.31	0.25	1.48	42

8.37	18,757	0.03	0.00	2.66	11
15.97	18,769	0.03	0.00	2.68	11
0.39	18,493	0.03	0.00	2.40	19
(9.45)	24,214	0.03	0.00	1.84	23
27.52	24,885	0.02	0.00	1.71	42

8.10	63,469	0.28	0.25	2.40	11
15.60	72,504	0.28	0.25	2.44	11
0.21	69,526	0.28	0.25	2.18	19
(9.70)	73,347	0.28	0.25	1.56	23
27.15	88,693	0.27	0.25	1.48	42

See Notes to Financial Statements	31

Notes to Financial Statements

1.	General Information

Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:

Fund Name	Short Name
Nuveen Lifestyle Income Fund	Lifestyle Income
Nuveen Lifestyle Conservative Fund	Lifestyle Conservative
Nuveen Lifestyle Moderate Fund	Lifestyle Moderate
Nuveen Lifestyle Growth Fund	Lifestyle Growth
Nuveen Lifestyle Aggressive Growth Fund	Lifestyle Aggressive Growth
Nuveen Managed Allocation Fund	Managed Allocation

Current Fiscal Period: The end of the reporting period for the Funds is May 31, 2025, and the period covered by these Notes to Financial Statements is the fiscal year ended May 31, 2025 (the “current fiscal period”).

Investment Adviser: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the Funds.

Share Classes and Sales Charges: Each Fund is a “fund of funds” that diversifies its assets by investing in Class R6 shares of other Nuveen mutual funds and potentially other investment pools or investment products. The Funds offer Class A, Class I, Premier Class, Class R6 and Retirement Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.

Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class I, Premier Class, Class R6 and Retirement Class shares are sold without an up-front sales charge.

2.	Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation: The Funds pay the members of the Board of Trustees (“Board”) all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnification: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

32

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each Fund.

Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.

Segment Reporting: In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.

The officers of the Funds act as the chief operating decision maker (“CODM”). Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

New Accounting Pronouncement: In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

3.	Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Notes to Financial Statements (continued)

•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1.

Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:

	$		$		$		$
Fund	Level 1		Level 2		Level 3		Total
Lifestyle Income
Affiliated investment companies		$75,336,560		$–		$–		$75,336,560
Short-term investments		–		83,000		–		83,000
Total		$75,336,560		$83,000		$–		$75,419,560

Lifestyle Conservative
Affiliated investment companies		$308,196,202		$–		$–		$308,196,202
Short-term investments		–		290,000		–		290,000
Total		$308,196,202		$290,000		$–		$308,486,202

Lifestyle Moderate
Affiliated investment companies		$557,323,839		$–		$–		$557,323,839
Short-term investments		–		507,000		–		507,000
Total		$557,323,839		$507,000		$–		$557,830,839

Lifestyle Growth
Affiliated investment companies		$304,028,406		$–		$–		$304,028,406
Short-term investments		–		270,000		–		270,000
Total		$304,028,406		$270,000		$–		$304,298,406

Lifestyle Aggressive Growth
Affiliated investment companies		$242,993,621		$–		$–		$242,993,621
Short-term investments		–		244,000		–		244,000
Total		$242,993,621		$244,000		$–		$243,237,621

Managed Allocation
Affiliated investment companies		$876,116,760		$–		$–		$876,116,760
Short-term investments		–		294,000		–		294,000
Total		$876,116,760		$294,000		$–		$876,410,760

4.	Portfolio Securities

Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements:

34

Fund	Counterparty	Short-term Investments, at Value	Collateral Pledged (From) Counterparty
Lifestyle Income	Fixed Income Clearing Corporation	$83,000	$(84,721)
Lifestyle Conservative	Fixed Income Clearing Corporation	290,000	(295,805)
Lifestyle Moderate	Fixed Income Clearing Corporation	507,000	(517,172)
Lifestyle Growth	Fixed Income Clearing Corporation	270,000	(275,441)
Lifestyle Aggressive Growth	Fixed Income Clearing Corporation	244,000	(248,957)
Managed Allocation	Fixed Income Clearing Corporation	294,000	(299,963)

Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:

Fund	Non-U.S. Government Purchases	Non-U.S. Government Sales
Lifestyle Income	$12,011,878	$13,227,538
Lifestyle Conservative	39,773,745	49,164,137
Lifestyle Moderate	81,167,089	104,414,452
Lifestyle Growth	45,157,463	59,165,673
Lifestyle Aggressive Growth	38,983,215	54,860,197
Managed Allocation	101,697,078	135,257,970

5.	Derivative Investments

Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Notes to Financial Statements (continued)

6.	Fund Shares

Transactions in Fund shares during the current and prior fiscal period were as follows:

	Year Ended 5/31/25		Year Ended 5/31/24

Lifestyle Income	Shares	Value	Shares	Value
Subscriptions:
Class A	183,151	$1,985,318	116,893	$1,205,317
Class I	1,167	12,500	18,224	191,218
Premier Class	–	–	1,217	12,407
Class R6	368,979	3,996,067	323,324	3,335,953
Retirement Class	262,335	2,857,005	420,617	4,424,239
Total subscriptions	815,632	8,850,890	880,275	9,169,134
Reinvestments of distributions:
Class A	140,597	1,523,472	137,970	1,428,697
Class I	9	102	141	1,495
Premier Class	–	–	247	2,513
Class R6	38,057	412,392	45,041	466,501
Retirement Class	65,460	708,837	52,373	542,803
Total reinvestments of distributions	244,123	2,644,803	235,772	2,442,009
Redemptions:
Class A	(547,043)	(5,922,975)	(674,726)	(6,981,790)
Class I	(8,378)	(92,450)	(19,154)	(202,925)
Premier Class	(17,744)	(196,600)	(17,246)	(178,495)
Class R6	(354,659)	(3,836,726)	(674,213)	(7,044,483)
Retirement Class	(269,794)	(2,918,541)	(398,295)	(4,108,530)
Total redemptions	(1,197,618)	(12,967,292)	(1,783,634)	(18,516,223)
Net increase (decrease) from shareholder transactions	(137,863)	$(1,471,599)	(667,587)	$(6,905,080)

	Year Ended 5/31/25		Year Ended 5/31/24

Lifestyle Conservative	Shares	Value	Shares	Value
Subscriptions:
Class A	693,404	$8,806,056	611,170	$7,244,176
Class I	166,248	2,122,495	57,909	684,642
Class R6	865,956	11,149,351	1,011,683	12,039,211
Retirement Class	619,620	7,946,296	394,823	4,643,206
Total subscriptions	2,345,228	30,024,198	2,075,585	24,611,235
Reinvestments of distributions:
Class A	465,927	5,951,643	474,106	5,633,793
Class I	7,929	101,392	7,828	93,172
Premier Class	42	540	44	522
Class R6	148,939	1,905,139	142,418	1,695,676
Retirement Class	116,827	1,492,219	116,942	1,390,611
Total reinvestments of distributions	739,664	9,450,933	741,338	8,813,774
Redemptions:
Class A	(1,913,510)	(24,377,015)	(2,536,609)	(30,167,425)
Class I	(211,941)	(2,734,270)	(62,529)	(740,166)
Premier Class	(18,082)	(235,246)	(345)	(4,078)
Class R6	(1,155,180)	(14,828,231)	(1,061,988)	(12,649,170)
Retirement Class	(811,250)	(10,394,370)	(723,725)	(8,605,769)
Total redemptions	(4,109,963)	(52,569,132)	(4,385,196)	(52,166,608)
Net increase (decrease) from shareholder transactions	(1,025,071)	$(13,094,001)	(1,568,273)	$(18,741,599)

36

	Year Ended 5/31/25		Year Ended 5/31/24

Lifestyle Moderate	Shares	Value	Shares	Value
Subscriptions:
Class A	1,515,357	$22,539,144	1,246,873	$16,827,918
Class I	116,961	1,745,398	138,315	1,859,642
Class R6	854,003	12,746,059	1,961,198	26,382,636
Retirement Class	787,248	11,765,946	1,024,366	13,979,428
Total subscriptions	3,273,569	48,796,547	4,370,752	59,049,624
Reinvestments of distributions:
Class A	645,321	9,630,369	622,317	8,401,316
Class I	14,108	210,655	15,083	204,023
Class R6	175,706	2,626,837	161,895	2,192,609
Retirement Class	220,746	3,293,954	207,562	2,804,421
Total reinvestments of distributions	1,055,881	15,761,815	1,006,857	13,602,369
Redemptions:
Class A	(3,033,922)	(45,046,223)	(3,644,375)	(49,067,532)
Class I	(236,288)	(3,513,997)	(177,843)	(2,433,831)
Premier Class	(18,350)	(278,000)	–	–
Class R6	(2,032,535)	(30,221,914)	(1,334,074)	(18,140,742)
Retirement Class	(1,247,870)	(18,478,563)	(1,390,479)	(18,826,111)
Total redemptions	(6,568,965)	(97,538,697)	(6,546,771)	(88,468,216)
Net increase (decrease) from shareholder transactions	(2,239,515)	$(32,980,335)	(1,169,162)	$(15,816,223)

	Year Ended 5/31/25		Year Ended 5/31/24

Lifestyle Growth	Shares	Value	Shares	Value
Subscriptions:
Class A	485,813	$8,493,975	455,430	$7,012,826
Class I	62,366	1,105,395	46,333	709,977
Class R6	348,520	6,075,392	563,669	8,863,216
Retirement Class	404,713	7,063,293	650,306	9,949,751
Total subscriptions	1,301,412	22,738,055	1,715,738	26,535,770
Reinvestments of distributions:
Class A	275,024	4,845,923	248,632	3,818,993
Class I	6,138	108,770	5,725	88,391
Premier Class	14	253	13	204
Class R6	81,712	1,448,747	66,639	1,029,567
Retirement Class	83,697	1,477,248	71,971	1,106,921
Total reinvestments of distributions	446,585	7,880,941	392,980	6,044,076
Redemptions:
Class A	(1,407,925)	(24,441,595)	(1,423,342)	(21,981,315)
Class I	(84,707)	(1,483,424)	(54,370)	(847,086)
Premier Class	(18,585)	(328,400)	(1)	(18)
Class R6	(709,037)	(12,364,638)	(662,750)	(10,267,541)
Retirement Class	(682,843)	(11,534,295)	(781,469)	(12,087,123)
Total redemptions	(2,903,097)	(50,152,352)	(2,921,932)	(45,183,083)
Net increase (decrease) from shareholder transactions	(1,155,100)	$(19,533,356)	(813,214)	$(12,603,237)

	Year Ended 5/31/25		Year Ended 5/31/24

Lifestyle Aggressive Growth	Shares	Value	Shares	Value
Subscriptions:
Class A	318,604	$6,345,504	381,029	$6,618,304
Class I	27,347	560,859	33,839	589,855
Premier Class	–	–	21	399
Class R6	533,118	10,652,003	623,063	10,944,045
Retirement Class	415,435	8,343,978	395,031	6,811,525
Total subscriptions	1,294,504	25,902,344	1,432,983	24,964,128
Reinvestments of distributions:
Class A	153,787	3,138,786	97,368	1,682,526
Class I	5,363	110,204	3,522	61,249
Class R6	87,088	1,789,658	60,584	1,053,560
Retirement Class	82,937	1,696,887	51,628	894,199
Total reinvestments of distributions	329,175	6,735,535	213,102	3,691,534
Redemptions:
Class A	(769,602)	(15,448,147)	(834,812)	(14,401,815)
Class I	(56,550)	(1,129,133)	(67,434)	(1,197,770)
Premier Class	(18,789)	(380,840)	(199)	(3,427)
Class R6	(1,354,488)	(27,181,513)	(690,856)	(12,210,477)
Retirement Class	(451,108)	(9,067,265)	(654,883)	(11,288,061)
Total redemptions	(2,650,537)	(53,206,898)	(2,248,184)	(39,101,550)
Net increase (decrease) from shareholder transactions	(1,026,858)	$(20,569,019)	(602,099)	$(10,445,888)

Notes to Financial Statements (continued)

	Year Ended 5/31/25		Year Ended 5/31/24

Managed Allocation	Shares	Value	Shares	Value
Subscriptions:
Class A	1,235,824	$15,652,450	1,489,713	$17,204,822
Class R6	131,794	1,656,006	72,534	831,096
Retirement Class	357,301	4,505,323	256,120	3,014,359
Total subscriptions	1,724,919	21,813,779	1,818,367	21,050,277
Reinvestments of distributions:
Class A	2,495,441	31,640,731	1,657,333	19,142,884
Class R6	65,459	825,489	46,043	529,037
Retirement Class	214,742	2,705,307	160,617	1,844,718
Total reinvestments of distributions	2,775,642	35,171,527	1,863,993	21,516,639
Redemptions:
Class A	(5,662,271)	(71,419,839)	(6,252,499)	(72,177,956)
Class R6	(252,888)	(3,167,217)	(287,327)	(3,240,630)
Retirement Class	(1,495,209)	(18,888,954)	(893,214)	(10,262,238)
Total redemptions	(7,410,368)	(93,476,010)	(7,433,040)	(85,680,824)
Net increase (decrease) from shareholder transactions	(2,909,807)	$(36,490,704)	(3,750,680)	$(43,113,908)

7.	Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

Difference between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distribution reallocations, investments in underlying funds, and tax equalization. Temporary and permanent differences have no impact on a Fund’s net assets.

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Lifestyle Income	$76,673,589	$4,656,639	$(5,910,668)	$(1,254,029)
Lifestyle Conservative	298,611,538	35,663,627	(25,788,963)	9,874,664
Lifestyle Moderate	508,684,939	91,369,812	(42,223,912)	49,145,900
Lifestyle Growth	257,905,271	64,776,163	(18,383,028)	46,393,135
Lifestyle Aggressive Growth	191,679,365	61,508,330	(9,950,074)	51,558,256
Managed Allocation	756,101,824	176,708,661	(56,399,725)	120,308,936

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of year end, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late-Year Loss Deferrals	Other Book-to-Tax Differences	Total
Lifestyle Income	$391,104	$–	$(1,254,029)	$(967,525)	$–	$(7,022)	$(1,837,472)
Lifestyle Conservative	1,151,569	3,115,561	9,874,664	–	–	(19,127)	14,122,667
Lifestyle Moderate	1,296,564	9,765,963	49,145,900	–	–	(28,754)	60,179,673
Lifestyle Growth	977,330	7,655,225	46,393,135	–	–	(14,586)	55,011,104
Lifestyle Aggressive Growth	–	8,283,777	51,558,256	–	(132,638)	(10,697)	59,698,698
Managed Allocation	2,808,382	17,451,835	120,308,936	–	–	(161,639)	140,407,514

38

The tax character of distributions paid was as follows:

	5/31/25		5/31/24

Fund	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
Lifestyle Income	$2,712,516	$–	$2,504,064	$–
Lifestyle Conservative	9,567,761	–	8,932,215	–
Lifestyle Moderate	14,555,354	1,436,886	13,764,447	–
Lifestyle Growth	6,184,064	1,752,283	6,098,768	–
Lifestyle Aggressive Growth	3,899,128	2,891,869	3,696,213	51,620
Managed Allocation	24,451,030	11,935,207	22,228,563	–

As of year end, the Funds had capital loss carryforwards, which will not expire:

Fund	Short-Term	Long-Term	Total
Lifestyle Income	$440,202	$527,323	$967,525
Lifestyle Conservative	–	–	–
Lifestyle Moderate	–	–	–
Lifestyle Growth	–	–	–
Lifestyle Aggressive Growth	–	–	–
Managed Allocation	–	–	–

As of year end, the Funds utilized the following capital loss carryforwards:

Fund	Utilized
Lifestyle Income	$560,237
Lifestyle Conservative	2,216,554
Lifestyle Moderate	1,867,614
Lifestyle Growth	238,986
Lifestyle Aggressive Growth	–
Managed Allocation	–

8.	Management Fees and Other Transactions with Affiliates

Management Fees: Under the terms of its Investment Management Agreement, each Fund (except for Managed Allocation) pays the Adviser a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The Funds have entered into an Administrative Service Agreement with the Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds. The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Services Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative Services Agreement.

Under the terms of Retirement Class Service Agreements with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to TIAA, on behalf of Retirement Class shares of the Fund held by or through TIAA by its clients, or the Adviser, on behalf of all other Retirement Class shares, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to TIAA or the Adviser, respectively, under the Service Agreements.

Under the terms of a distribution Rule 12b-1 plan, Class A shares of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to Class A shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Class A shares. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class shares.

The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of the end of the current fiscal period, the investment management fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

Notes to Financial Statements (continued)

	Maximum Expense Amounts‡

Fund	Class A	Class I Premier Class		Class R6	Retirement Class
Lifestyle Income	0.450%	0.250%	0.250%	0.100%	0.350%
Lifestyle Conservative	0.450	0.250	0.250	0.100	0.350
Lifestyle Moderate	0.450	0.250	0.250	0.100	0.350
Lifestyle Growth	0.450	0.250	0.250	0.100	0.350
Lifestyle Aggressive Growth	0.450	0.250	0.250	0.100	0.350
Managed Allocation	0.250	–	–	0.000	0.250

‡

Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least September 30, 2025. The reimbursement arrangements can only be changed with the approval of the Board.

Other Transactions with Affiliates: The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:

Fund	Purchases	Sales	Realized Gain (Loss)
Lifestyle Income	$17,508	$77,425	$6,059
Lifestyle Conservative	–	264,198	46,025
Lifestyle Moderate	341,503	465,211	81,646
Lifestyle Growth	119,907	403,261	61,387
Lifestyle Aggressive Growth	172,966	470,427	49,566
Managed Allocation	3,663	1,649,061	317,267

During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

Fund	Sales Charges Collected (Unaudited)	Paid to Financial Intermediaries (Unaudited)
Lifestyle Income	$290	$253
Lifestyle Conservative	5,058	4,398
Lifestyle Moderate	8,408	7,433
Lifestyle Growth	3,773	3,295
Lifestyle Aggressive Growth	6,011	5,225
Managed Allocation	7,666	6,759

The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:

Fund	CDSC Retained (Unaudited)
Lifestyle Income	$—
Lifestyle Conservative	—
Lifestyle Moderate	171
Lifestyle Growth	24
Lifestyle Aggressive Growth	—
Managed Allocation	—

Investments in other investment companies advised by the Adviser and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. A complete schedule of the portfolio holdings for each of the affiliated investments is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available on the SEC’s website at www.sec.gov. A copy of the annual report, semi-annual report and financial statements is available for each of the affiliated investments at https://www.nuveen.com/en-us/ mutual-funds/prospectuses, or upon request by calling (800) 257-8787. Information regarding transactions with affiliated companies is as follows:

40

Issue	Value at 5/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 5/31/25	Dividend Income	Capital Gain Distributions
Lifestyle Income
Nuveen Funds:
Core Bond, Class R6	$14,965,769	$1,829,485	$2,002,225	$(306,464)	$483,318	$14,969,883	$655,568	$–
Core Equity, Class R6	1,450,274	443,331	362,323	31,018	(64,631)	1,497,669	15,657	135,189
Core Plus Bond, Class R6	14,982,396	1,762,221	1,950,004	(301,283)	476,396	14,969,726	693,407	–
Dividend Growth, Class R6	1,452,078	408,020	444,072	29,628	55,334	1,500,988	17,608	75,367
Dividend Value, Class R6	1,396,945	553,703	397,734	7,841	(87,820)	1,472,935	22,725	115,718
Emerging Markets Equity, Class R6	877,518	278,723	274,098	(1,002)	36,918	918,059	23,324	–
Growth Opportunities ETF	1,757,830	258,418	516,111	81,289	153,878	1,735,304	–	–
International Equity, Class R6	2,312,964	452,833	607,750	43,811	108,437	2,310,295	54,643	–
International Opportunities, Class R6	1,367,184	375,691	406,827	(4,219)	50,745	1,382,574	19,433	–
Large Cap Growth, Class R6	1,706,749	531,263	648,383	89,769	54,315	1,733,713	4,302	96,595
Large Cap Value, Class R6	1,402,942	390,765	388,011	30,270	36,521	1,472,487	20,139	33,762
Quant International Small Cap Equity, Class R6	744,031	149,184	217,463	9,151	72,148	757,051	23,313	–
Quant Small Cap Equity, Class R6	333,618	96,917	124,447	20,637	(38,755)	287,970	2,938	29,927
Quant Small/Mid Cap Equity, Class R6	396,047	105,688	130,674	17,148	(30,780)	357,429	2,798	38,545
Short Term Bond, Class R6	29,783,358	4,375,636	4,757,416	(124,530)	693,429	29,970,477	1,322,315	–
	$74,929,703	$12,011,878	$13,227,538	$(376,936)	$1,999,453	$75,336,560	$2,878,170	$525,103

Issue	Value at 5/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 5/31/25	Dividend Income	Capital Gain Distributions
Lifestyle Conservative
Nuveen Funds:
Core Bond, Class R6	$30,779,360	$2,616,268	$3,320,487	$(536,416)	$897,515	$30,436,240	$1,348,152	$–
Core Equity, Class R6	11,935,559	2,534,659	2,015,159	260,458	(531,418)	12,184,099	129,937	1,131,855
Core Plus Bond, Class R6	92,398,628	7,154,138	9,314,096	(1,557,303)	2,636,375	91,317,742	4,278,592	–
Dividend Growth, Class R6	11,932,905	2,393,852	2,933,317	239,724	470,794	12,103,958	144,574	623,277
Dividend Value, Class R6	11,486,597	3,614,735	2,436,235	68,827	(715,367)	12,018,557	187,264	957,430
Emerging Markets Equity, Class R6	7,237,917	1,541,446	1,601,670	(59,040)	351,745	7,470,398	192,921	–
Growth Opportunities ETF	14,219,760	1,164,610	3,169,546	569,638	1,346,034	14,130,496	–	–
International Equity, Class R6	19,025,046	2,475,383	3,964,680	354,308	867,074	18,757,131	454,088	–
International Opportunities, Class R6	11,259,106	1,630,245	2,058,771	(65,652)	465,780	11,230,708	161,408	–
Large Cap Growth, Class R6	14,082,171	2,540,096	3,724,126	581,430	660,083	14,139,654	35,915	806,365
Large Cap Value, Class R6	11,526,542	2,461,645	2,535,504	197,760	360,569	12,011,012	168,853	283,064
Quant International Small Cap Equity, Class R6	6,116,404	736,911	1,351,558	59,738	590,931	6,152,426	192,968	–
Quant Small Cap Equity, Class R6	2,701,026	602,853	814,903	124,691	(268,056)	2,345,611	24,370	248,245
Quant Small/Mid Cap Equity, Class R6	3,213,194	627,707	827,920	135,080	(239,340)	2,908,721	23,265	320,449
Short Term Bond, Class R6	61,237,227	7,679,197	9,096,165	(216,060)	1,385,250	60,989,449	2,719,863	–
	$309,151,442	$39,773,745	$49,164,137	$157,183	$8,277,969	$308,196,202	$10,062,170	$4,370,685

41

Notes to Financial Statements (continued)

Issue	Value at 5/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 5/31/25	Dividend Income	Capital Gain Distributions
Lifestyle Moderate
Nuveen Funds:
Core Equity, Class R6	$32,429,662	$6,317,281	$5,132,347	$562,071	$(1,346,594)	$32,830,073	$356,685	$3,141,185
Core Plus Bond, Class R6	223,324,907	23,808,609	30,838,991	(5,341,838)	7,915,193	218,867,880	10,414,887	–
Dividend Growth, Class R6	32,459,244	5,570,759	7,271,787	487,449	1,425,347	32,671,012	398,486	1,729,054
Dividend Value, Class R6	31,211,857	8,962,391	5,915,010	53,061	(1,948,623)	32,363,676	516,495	2,706,785
Emerging Markets Equity, Class R6	19,651,235	4,332,662	4,616,154	(400,302)	1,157,927	20,125,368	534,963	–
Growth Opportunities ETF	38,650,086	2,777,457	8,569,929	1,445,964	3,794,792	38,098,370	–	–
International Equity, Class R6	51,644,687	6,699,970	10,782,509	666,656	2,509,163	50,737,967	1,258,245	–
International Opportunities, Class R6	30,587,191	5,385,479	6,673,634	(715,115)	1,746,962	30,330,883	446,063	–
Large Cap Growth, Class R6	38,579,738	6,583,790	10,424,222	1,208,234	2,146,715	38,094,255	99,574	2,235,647
Large Cap Value, Class R6	31,320,692	5,509,608	5,953,254	492,819	1,029,120	32,398,985	465,608	780,543
Quant International Small Cap Equity, Class R6	16,657,337	2,168,300	3,898,246	89,821	1,630,853	16,648,065	534,811	–
Quant Small Cap Equity, Class R6	7,368,029	1,500,719	2,142,169	382,152	(791,922)	6,316,809	67,579	688,381
Quant Small/Mid Cap Equity, Class R6	8,796,290	1,550,064	2,196,200	292,047	(601,705)	7,840,496	64,516	888,629
	$562,680,955	$81,167,089	$104,414,452	$(776,981)	$18,667,228	$557,323,839	$15,157,912	$12,170,224

Issue	Value at 5/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 5/31/25	Dividend Income	Capital Gain Distributions
Lifestyle Growth
Nuveen Funds:
Core Equity, Class R6	$23,503,894	$4,331,406	$3,499,561	$413,698	$(990,545)	$23,758,892	$258,482	$2,261,206
Core Plus Bond, Class R6	60,684,043	7,453,590	9,495,240	(1,606,425)	2,299,931	59,335,899	2,827,943	–
Dividend Growth, Class R6	23,479,835	3,950,021	4,962,555	252,932	1,095,169	23,815,402	288,301	1,253,288
Dividend Value, Class R6	22,647,175	6,028,695	3,896,573	19,174	(1,407,556)	23,390,915	374,495	1,955,472
Emerging Markets Equity, Class R6	14,223,664	3,173,746	3,382,480	(312,966)	861,959	14,563,923	389,720	–
Growth Opportunities ETF	27,986,147	1,337,711	5,527,842	977,777	2,773,813	27,547,606	–	–
International Equity, Class R6	37,497,445	4,355,588	7,510,812	427,436	1,833,391	36,603,048	911,397	–
International Opportunities, Class R6	22,173,300	3,707,068	4,612,692	(606,951)	1,279,111	21,939,836	322,759	–
Large Cap Growth, Class R6	27,929,733	3,974,244	6,722,790	759,645	1,574,043	27,514,875	72,313	1,623,594
Large Cap Value, Class R6	22,736,243	3,555,438	4,056,847	177,754	895,749	23,308,337	338,363	567,229
Quant International Small Cap Equity, Class R6	12,070,960	1,270,352	2,514,076	491	1,194,031	12,021,758	387,207	–
Quant Small Cap Equity, Class R6	5,353,360	1,033,275	1,520,066	279,685	(579,059)	4,567,195	49,030	499,431
Quant Small/Mid Cap Equity, Class R6	6,369,531	986,329	1,464,139	185,449	(416,450)	5,660,720	46,807	644,713
	$306,655,330	$45,157,463	$59,165,673	$967,699	$10,413,587	$304,028,406	$6,266,817	$8,804,933

Issue	Value at 5/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 5/31/25	Dividend Income	Capital Gain Distributions
Lifestyle Aggressive Growth
Nuveen Funds:
Core Equity, Class R6	$23,687,152	$3,885,236	$3,388,719	$236,760	$(829,553)	$23,590,876	$262,717	$2,328,116
Dividend Growth, Class R6	23,690,114	3,784,072	5,278,306	276,562	1,148,790	23,621,232	292,303	1,282,951
Dividend Value, Class R6	22,838,355	6,282,224	4,533,028	1,030	(1,389,773)	23,198,808	380,110	2,000,090
Emerging Markets Equity, Class R6	14,333,131	4,139,520	4,559,314	(441,617)	996,081	14,467,801	404,190	–
Growth Opportunities ETF	28,176,762	977,328	5,545,027	998,172	2,800,052	27,407,287	–	–
International Equity, Class R6	37,757,347	5,272,040	8,907,580	411,294	1,825,889	36,358,990	938,291	–
International Opportunities, Class R6	22,341,793	3,574,678	4,849,799	(668,427)	1,373,942	21,772,187	332,104	–
Large Cap Growth, Class R6	28,171,028	3,790,932	7,060,475	796,210	1,605,862	27,303,557	74,252	1,667,126
Large Cap Value, Class R6	22,876,210	3,780,881	4,593,620	246,039	873,044	23,182,554	348,271	583,840
Quant International Small Cap Equity, Class R6	12,173,739	1,626,822	3,080,322	(46,889)	1,251,087	11,924,437	398,870	–
Quant Small Cap Equity, Class R6	5,435,340	876,952	1,477,960	140,709	(439,174)	4,535,867	50,515	514,560
Quant Small/Mid Cap Equity, Class R6	6,458,389	992,530	1,586,047	141,847	(376,694)	5,630,025	48,650	670,096
	$247,939,360	$38,983,215	$54,860,197	$2,091,690	$8,839,553	$242,993,621	$3,530,273	$9,046,779

42

Issue	Value at 5/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 5/31/25	Dividend Income	Capital Gain Distributions
Managed Allocation
Nuveen Funds:
Core Equity, Class R6	$50,795,172	$8,827,035	$6,881,885	$1,027,112	$(2,222,275)	$51,545,159	$555,696	$4,867,341
Core Plus Bond, Class R6	349,790,789	29,270,883	39,109,207	(5,255,793)	9,344,108	344,040,780	16,246,669	–
Dividend Growth, Class R6	50,789,873	6,176,527	8,855,530	977,819	2,037,228	51,125,917	621,889	2,675,366
Dividend Value, Class R6	48,945,705	12,738,180	7,897,957	230,017	(3,062,675)	50,953,270	802,907	4,145,714
Emerging Markets Equity, Class R6	30,757,188	5,101,283	5,432,754	(531,147)	1,779,749	31,674,319	827,882	–
Growth Opportunities ETF	60,532,824	3,228,757	12,078,564	2,226,236	5,920,784	59,830,037	–	–
International Equity, Class R6	81,032,462	7,625,027	13,980,114	1,438,283	3,609,450	79,725,108	1,949,995	–
International Opportunities, Class R6	47,857,439	5,992,793	7,568,322	(247,569)	1,902,237	47,936,578	692,067	–
Large Cap Growth, Class R6	60,340,876	8,312,643	13,875,651	4,805,766	391,617	59,975,251	154,472	3,468,227
Large Cap Value, Class R6	49,064,463	7,932,628	8,498,036	976,964	1,394,081	50,870,100	724,511	1,214,567
Quant International Small Cap Equity, Class R6	26,076,354	2,495,285	5,119,231	176,872	2,526,971	26,156,251	828,320	–
Quant Small Cap Equity, Class R6	11,540,416	1,964,067	2,932,634	670,810	(1,304,385)	9,938,274	104,773	1,067,252
Quant Small/Mid Cap Equity, Class R6	13,815,107	2,031,970	3,028,085	751,609	(1,224,885)	12,345,716	100,024	1,377,711
	$881,338,668	$101,697,078	$135,257,970	$7,246,979	$21,092,005	$876,116,760	$23,609,205	$18,816,178

9.	Borrowing Arrangements

Line of Credit: The Funds participated in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The facility was entered into on June 13, 2023, and expired on June 11, 2024. Certain affiliated accounts, each of which is managed by the Adviser, or an affiliate of the Adviser, also participated in this facility. An annual commitment fee for the credit facility was borne by the participating accounts on a pro rata basis. Interest associated with any borrowing under the facility was charged to the borrowing accounts at a specified rate of interest. The Funds were not liable for borrowings under the facility by other affiliated accounts. There were no borrowings under this credit facility by the Funds during the current fiscal period. On June 11, 2024, the Funds’ credit facility expired, and the Funds have not entered into another credit facility.

43

Important Tax Information

(Unaudited)

As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.

Long-Term Capital Gains

As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:

Fund	Net Long-Term Capital Gains
Lifestyle Income	$–
Lifestyle Conservative	184,074
Lifestyle Moderate	2,032,664
Lifestyle Growth	2,360,018
Lifestyle Aggressive Growth	3,636,592
Managed Allocation	12,840,896

Dividends Received Deduction (DRD)

Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:

Fund	Percentage
Lifestyle Income	3.4%
Lifestyle Conservative	7.8
Lifestyle Moderate	14.0
Lifestyle Growth	23.4
Lifestyle Aggressive Growth	36.8
Managed Allocation	13.1

Qualified Dividend Income (QDI)

Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:

Fund	Percentage
Lifestyle Income	6.5%
Lifestyle Conservative	15.2
Lifestyle Moderate	27.2
Lifestyle Growth	45.4
Lifestyle Aggressive Growth	71.8
Managed Allocation	25.3

Foreign Source Income and Foreign Tax Credit Pass Through

Each Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:

Fund	Foreign Source Income	Foreign Source Income Per Share	Qualifying Foreign Taxes Paid	Qualifying Foreign Taxes Paid per Share
Lifestyle Income	$ 104,697	$0.01517	$16,947	$0.00246
Lifestyle Conservative	865,898	0.03634	140,505	0.00590
Lifestyle Moderate	2,388,685	0.06481	389,250	0.01056
Lifestyle Growth	1,747,692	0.10195	282,167	0.01646
Lifestyle Aggressive Growth	1,729,919	0.14599	290,936	0.02455
Managed Allocation	3,808,271	0.05546	603,064	0.00878

44

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the trustees (all of whom are independent) by each Fund is reported as “Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Funds do not pay any remuneration to their officers. The aggregate remuneration paid to Teachers Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is reported as “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Lifecycle Retirement Income Fund

Nuveen Lifecycle 2010 Fund

Nuveen Lifecycle 2015 Fund

Nuveen Lifecycle 2020 Fund

Nuveen Lifecycle 2025 Fund

Nuveen Lifecycle 2030 Fund

Nuveen Lifecycle 2035 Fund

Nuveen Lifecycle 2040 Fund

Nuveen Lifecycle 2045 Fund

Nuveen Lifecycle 2050 Fund

Nuveen Lifecycle 2055 Fund

Nuveen Lifecycle 2060 Fund

Nuveen Lifecycle 2065 Fund

The Approval Process

At meetings held on April 28 and 29, 2025 (the “Meeting”), the Board of Trustees (collectively, the “Board” and each Trustee, a “Board Member”) of TIAA-CREF Funds (the “Trust”) approved, for each applicable series of the Trust, the renewal of the investment management agreement with Teachers Advisors, LLC (“TAL” and TAL is an “Adviser”) pursuant to which TAL serves as investment adviser to such funds. TAL is an indirect wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the investment management agreement (each an “Advisory Agreement”) with respect to each series covered by this report (the “Funds”).

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Advisory Agreement on behalf of the applicable Fund on an annual basis. To reach their determination, the Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the respective boards of the funds in the Nuveen complex and their committees in overseeing the applicable funds and working with the respective investment advisers and sub-advisers in their review of the advisory agreements for the fund complex. The fund complex consists of the group of funds advised by TAL, including the Funds, and the group of funds advised by Nuveen Fund Advisors, LLC (“NFAL” and collectively, the “Nuveen funds” or the “funds”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA. The Board and/or its committees meet regularly throughout the year and at these meetings, the Board Members received materials and discussed information covering a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements. Such topics include, but are not limited to, the investment performance of the funds over various periods; investment oversight matters; economic, market and regulatory developments; any significant organizational or other developments impacting the Adviser and its strategic plans for its business; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements and reimbursements to the funds; the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); and securities lending (as applicable). The Board also seeks to meet at its regular quarterly meetings with members of senior management to discuss various topics, including market conditions, industry developments and any significant developments or strategic plans for the Adviser, if any.

To help with the review of performance, the Board and/or its committees periodically received and discussed presentations from member(s) of investment teams throughout the year, culminating in an annual performance review of the Nuveen funds at the Board’s meeting held on February 25-26, 2025 (the “February Meeting”). The presentations, discussions and meetings during the year provide a means for the Board Members to evaluate and consider the level, breadth and quality of services provided by the Adviser and any changes to such services over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. During the year, management worked with an ad hoc committee established by the Board to help enhance and streamline the materials provided in connection with the annual review of the Advisory Agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Adviser; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee schedules; an analysis of advisory fees compared to fees assessed to other types of clients; a review of temporary and/or permanent expense caps and fee waivers (as applicable); a description of portfolio manager compensation; certain profitability and/or financial data; and a description of indirect benefits received by the Adviser as a result of its relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each Fund to those of a peer universe and to a group of peers selected by Broadridge.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the Advisory Agreements is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by the Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met in executive session on April 9, 2025 to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests. The Board Members and independent legal counsel met again in executive session on April 17, 2025 (together with the April 9, 2025 executive session, the “Executive Sessions”) to discuss the responses to the initial supplemental information request and, following their review of the data provided, requested management present certain additional information at the Meeting. In addition to the Executive Sessions, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the responses, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the applicable Funds for an additional one-year period. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A.	Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the Adviser’s services provided to each respective Fund.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. Among the information provided in connection with the review of services at the Meeting and/or prior meetings, the Board considered a description of the organizational changes at the Adviser during the year, the management teams that comprise the various support and investment functions for the funds and the background of certain personnel who support the funds. The Board considered the significant resources, both financial and personnel, the Adviser and its affiliates had committed over the past several years in working to bring the asset management businesses of Nuveen and TIAA under one centralized umbrella and to consolidate their respective fund families (the “Consolidation”) to the benefit of the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. To help ensure the continuation of services, the Board considered, among other things, management’s emphasis on succession planning and key person risk evaluation pursuant to which certain management team(s) meet annually to conduct a comprehensive review of successors to key positions, to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions, and to review staffing and compensation levels to help remain competitive with peers in the industry. The Board considered a description of the application of business continuity plans and the periodic testing and review of such plans. As noted below, the Board also considered certain financial data of the Adviser and TIAA in assessing the financial stability and condition of the Adviser to provide a high level of quality services to the Funds.

In its review, the Board considered that the Funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the Funds have expanded over the years due to regulatory, market and other developments. Such services included maintaining and monitoring the Nuveen funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs and cybersecurity programs. The Board and/or its Compliance, Risk Management and Regulatory Oversight Committee received reports regarding the funds’ compliance policies and procedures and matters undertaken thereunder as well as other compliance initiatives on a regular basis.

With respect to the Funds, the Adviser and its investment team(s) are responsible for providing portfolio management of the Funds and managing the assets of the Funds, including conducting research, identifying investments and placing orders for the purchase or sale of the portfolio investments for the respective Fund. As noted below, the Board also considered the Nuveen funds’ performance over various time periods throughout the year.

In addition to the portfolio management services provided to the Funds, the Board considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds, including but not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; providing regulatory advocacy services, including submitting comments on regulatory proposals and monitoring regulatory developments that may impact the fund(s); providing support to the Board and its committees throughout the year, including providing reports on a wide range of topics relating to the operations and management of the funds, helping to refine the materials provided to the Board and/or its committees and providing educational sessions on various topics; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); providing legal support services; and evaluating trade allocation and execution. The Board considered that certain non-investment and non-distribution services were provided by the Adviser or its affiliates pursuant to a separate administrative agreement; however, given the Consolidation of the asset management businesses of TIAA and Nuveen, such administrative agreement was being phased out over a specified period with the administrative services for the funds to be provided under the respective Advisory Agreements at no additional cost.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or their affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a Fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with its services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the Funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B.	The Investment Performance of the Funds and Adviser

In evaluating the quality of the services provided by the Adviser, the Board also considered a variety of investment performance data of the Funds. In leading up to the annual review, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2024 (or for such shorter periods to the extent a Fund was not in existence during such periods) on an absolute basis and as compared to the performance of comparable peers (the “Performance Peer Group”) and to a benchmark for the prescribed periods. For Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over the quarter, one-, three- and five-year periods ended March 31, 2025 (or for such shorter periods to the extent a Fund was not in existence during such periods) on an absolute basis and in comparison to the Performance Peer Group and a benchmark for the prescribed periods.

In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including particular focus on management’s analysis of the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

In evaluating performance, the Board considered some of the limitations of the performance data. The Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that regardless of the performance period reviewed by the Board, shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results. With respect to comparative performance, the Board considered that differing investment objectives, investment strategies, dates of inception, type and cost of leverage (if any), asset size and other factors between the Performance Peer Group and the respective Fund necessarily lead to differences in performance results. Similarly, differences in the investment objective(s) and strategies of a Fund and its benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a Fund would contribute to differences in performance results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the applicable funds as low, medium and high.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board considered that long- term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a Fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the applicable adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below:

•

For Nuveen Lifecycle Retirement Income Fund (formerly, TIAA-CREF Lifecycle Retirement Income Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period and first quartile for the three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Lifecycle 2010 Fund (formerly, TIAA-CREF Lifecycle 2010 Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the five-year period ended December 31, 2024, the Fund matched the performance of its benchmark for the one-year period ended December 31, 2024 and outperformed its benchmark for the three-year period ended December 31, 2024. In addition, the Fund ranked in the second quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Lifecycle 2015 Fund (formerly, TIAA-CREF Lifecycle 2015 Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the second quartile of its Performance Peer Group for such periods. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Lifecycle 2020 Fund (formerly, TIAA-CREF Lifecycle 2020 Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the second quartile of its Performance Peer Group for the one- and five-year periods and first quartile for the three-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Lifecycle 2025 Fund (formerly, TIAA-CREF Lifecycle 2025 Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the second quartile of its Performance Peer Group for the one- and three-year periods and first quartile for the five-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Lifecycle 2030 Fund (formerly, TIAA-CREF Lifecycle 2030 Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the second quartile of its Performance Peer Group for such periods. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Lifecycle 2035 Fund (formerly, TIAA-CREF Lifecycle 2035 Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the third quartile of its Performance Peer Group for the one- and five-year periods and second quartile for the three-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Lifecycle 2040 Fund (formerly, TIAA-CREF Lifecycle 2040 Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period and second quartile for the three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Lifecycle 2045 Fund (formerly, TIAA-CREF Lifecycle 2045 Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period and second quartile for the three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Lifecycle 2050 Fund (formerly, TIAA-CREF Lifecycle 2050 Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period and second quartile for the three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Lifecycle 2055 Fund (formerly, TIAA-CREF Lifecycle 2055 Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period and second quartile for the three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Lifecycle 2060 Fund (formerly, TIAA-CREF Lifecycle 2060 Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the second quartile of its Performance Peer Group for such periods. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Lifecycle 2065 Fund (formerly, TIAA-CREF Lifecycle 2065 Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one- and three-year periods ended December 31, 2024, the Fund ranked in the second quartile of its Performance Peer Group for such periods. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

C.	Fees, Expenses and Profitability

 1. Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

The Board also considered comparative fee and expense information prepared by an independent third-party provider of fund data. More specifically, the Board Members generally reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and with respect to the open-end Funds, for a more focused group of comparable peers (the “Expense Group”) established by Broadridge. With respect to the Broadridge comparative expense data, Broadridge applied Class R6 of the Funds. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the range of funds with the lowest management fee rate or net total expense ratio, respectively, and the fourth quartile representing the range of funds with the highest management fee rate or net total expense ratio, respectively. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio. The Board also considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance. In addition, in conjunction with the Consolidation, the Board considered that the separate administrative agreement pursuant to which TAL provided the Funds with certain administrative services also began to be phased out over a three-year period beginning on May 1, 2024 and related savings.

In their review, the Board Members considered the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable). The Board further considered that differences between the applicable Fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. Further, with respect to Funds which may invest in the fee-waived Class W shares of other funds (the “Fund of Funds”), the Board considered that peers in the Expense Universe and Expense Group generally would not reflect the Fund of Funds’ unique fee structure pursuant to which such Funds pay their management fees (subject to any fee waivers) and the equivalent of the underlying funds’ management fees and other expenses, thereby limiting some of the value of the comparative data. The Board Members took these limitations and differences into account when reviewing comparative peer data.

The Board’s considerations regarding the comparative fee data for each Fund are set forth below:

•

For Nuveen Lifecycle Retirement Income Fund (formerly, TIAA-CREF Lifecycle Retirement Income Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, third quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, third quartile and first quartile of its Expense Universe, respectively. Further, although the Fund’s actual management fee rate was above the Expense Group median and Expense Universe median, the Fund’s contractual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median.

•

For Nuveen Lifecycle 2010 Fund (formerly, TIAA-CREF Lifecycle 2010 Fund), the Fund’s actual management fee rate and net total expense ratio each ranked in the second quartile of its Expense Group. Given the small number of peers, a quartile ranking of the contractual management fee rate for the Expense Group was not available. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, third quartile and second quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate was below the Expense Group median, and the actual management fee rate and net total expense ratio each matched the Expense Group median. The Fund’s contractual management fee rate and net total expense ratio were each below the Expense Universe median and the actual management fee rate was slightly above (within 5 basis points) the Expense Universe median. In its review, the Board considered management’s proposed temporary expense cap to be effective on or around May 1, 2025 through April 30, 2026.

•

For Nuveen Lifecycle 2015 Fund (formerly, TIAA-CREF Lifecycle 2015 Fund), the Fund’s actual management fee rate ranked in the third quartile of its Expense Group and its net total expense ratio ranked in the second quartile of its Expense Group. Given the small number of peers, a quartile ranking of the contractual management fee rate for the Expense Group was not available. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, third quartile and second quartile of its Expense Universe, respectively. Further, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s contractual management fee rate and net total expense ratio were each below the Expense Group median. Although the Fund’s actual management fee rate was above the Expense Universe median, the Fund’s contractual management fee rate and net total expense ratio were each below the Expense Universe median.

•

For Nuveen Lifecycle 2020 Fund (formerly, TIAA-CREF Lifecycle 2020 Fund), the Fund’s actual management fee rate ranked in the third quartile of its Expense Group, and net total expense ratio ranked in the second quartile of its Expense Group. Given the small number of peers, a quartile ranking of the contractual management fee rate for the Expense Group was not available. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, third quartile and first quartile of its Expense Universe, respectively. Further, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s contractual management fee rate was below the Expense Group median and the net total expense ratio matched the Expense Group median. Although the Fund’s actual management fee rate was above the Expense Universe median, the Fund’s contractual management fee rate and net total expense ratio were each below the Expense Universe median.

•

For Nuveen Lifecycle 2025 Fund (formerly, TIAA-CREF Lifecycle 2025 Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, third quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, fourth quartile and first quartile of its Expense Universe, respectively. Further, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s contractual management fee rate and net total expense ratio were each below the Expense Group median. Although the Fund’s actual management fee rate was above the Expense Universe median, the Fund’s contractual management fee rate and net total expense ratio were each below the Expense Universe median.

•

For Nuveen Lifecycle 2030 Fund (formerly, TIAA-CREF Lifecycle 2030 Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, third quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, third quartile and first quartile of its Expense Universe, respectively. Further, although the Fund’s actual management fee rate was above the Expense Group median and Expense Universe median, the Fund’s contractual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

•

For Nuveen Lifecycle 2035 Fund (formerly, TIAA-CREF Lifecycle 2035 Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, third quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, third quartile and first quartile of its Expense Universe, respectively. Further, although the Fund’s actual management fee rate was above the Expense Group median and Expense Universe median, the Fund’s contractual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

•

For Nuveen Lifecycle 2040 Fund (formerly, TIAA-CREF Lifecycle 2040 Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, third quartile and first quartile of its Expense Group and Expense Universe, respectively. Further, although the Fund’s actual management fee rate was above the Expense Group median and Expense Universe median, the Fund’s contractual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

•

For Nuveen Lifecycle 2045 Fund (formerly, TIAA-CREF Lifecycle 2045 Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, third quartile and first quartile of its Expense Group and Expense Universe, respectively. Further, although the Fund’s actual management fee rate was above the Expense Group median and Expense Universe median, the Fund’s contractual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

•

For Nuveen Lifecycle 2050 Fund (formerly, TIAA-CREF Lifecycle 2050 Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, third quartile and first quartile of its Expense Group and Expense Universe, respectively. Further, although the Fund’s actual management fee rate was above the Expense Group median and Expense Universe median, the Fund’s contractual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

•

For Nuveen Lifecycle 2055 Fund (formerly, TIAA-CREF Lifecycle 2055 Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, third quartile and first quartile of its Expense Group and Expense Universe, respectively. Further, although the Fund’s actual management fee rate was above the Expense Group median and Expense Universe median, the Fund’s contractual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

•

For Nuveen Lifecycle 2060 Fund (formerly, TIAA-CREF Lifecycle 2060 Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, third quartile and first quartile of its Expense Group and Expense Universe, respectively. Further, although the Fund’s actual management fee rate was above the Expense Group median and Expense Universe median, the Fund’s contractual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

•

For Nuveen Lifecycle 2065 Fund (formerly, TIAA-CREF Lifecycle 2065 Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group and Expense Universe, respectively. Further, the Fund’s contractual management fee rate and net total expense ratio were both below the Expense Group median and Expense Universe median, and the Fund’s actual management fee rate matched the Expense Group median and Expense Universe median. The Board considered that the Fund’s actual management fee was zero after fee waivers/reimbursements.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to the Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser and/or its affiliate(s) provide investment management services to other types of clients which may include, among others: separately managed accounts (“SMAs”), retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the funds compared to the management fee of the applicable fund. The Board considered a description of various factors which contribute to the differences in the management fee rates of the funds compared to those charged to these other types of clients which limited the comparability of the data. In this regard, the Board considered that the differences in, among other things, the breadth of services provided by the Adviser and its affiliates to the funds compared to those provided to other clients; the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the support services provided to shareholders; the extensive regulatory, disclosure and governance requirements applicable to funds; the establishment and maintenance of servicing relationships with various service providers for the funds; the manner of managing such assets; investment policies; investor profiles; and account sizes all may contribute to the variations in relative fee rates. Differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. In addition, differences in the client base; governing bodies, regulatory and legal requirements; distribution; jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. Further, differences in the level of advisory and non-advisory services required and risk incurred when serving as a sub-adviser to other investment companies compared to serving as the Adviser to a Nuveen fund contribute to differences in the fees assessed. In this regard, the Board further considered the significant entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board concluded that the varying levels of fees were reasonable given the foregoing.

3. Profitability of the Adviser

In considering the costs of services to be provided and profits to be realized by the Adviser from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser attributable to servicing all applicable funds for 2024 and 2023; (c) certain profitability data of both the Adviser and NFAL (as an adviser for other Nuveen funds) on a combined basis derived from types of funds in the aggregate (i.e., from closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2024 and 2023; and (d) certain profitability data of both the Adviser and NFAL on a combined basis by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered profitability data at the per fund level for the respective adviser.

In reviewing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board reviewed, among other things, a description of the cost allocation methodology employed to develop the profitability data. However, the Board Members considered that given there is no single universally recognized expense allocation methodology, other reasonable and valid allocation methodologies could be employed and could lead to significantly different profit and loss results and therefore developing profitability data is difficult, particularly on a per fund level.

Further, in considering the comparative margin data with peers, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results. Given that the peer profitability data may reflect the different business mix of the respective peer firm, the Board also considered the pre- and post-distribution margins of Nuveen, LLC for each of the calendar years from 2020 through 2024.

Aside from the foregoing profitability data, the Board also considered, among other things, the audited statutory-basis financial statements of TIAA as of December 31, 2024 and 2023 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the investments the Adviser, its parent and/or other affiliates made into their business.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D.	Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are a variety of methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the funds for the fees paid. The Board considered such factors applicable to the particular Fund’s advisory fee structure. The Board reviewed the fee schedule and considered that the Funds, however, do not have breakpoint schedules.

The Board Members also considered the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board considered that many of these investments were not specific to individual Nuveen funds, but rather initiatives from which the family of funds as a whole may benefit. The Board further considered that the scope of the services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E.	Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the Adviser or its affiliates may receive as a result of their relationship with the funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. Certain funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and the Adviser and affiliates of the Adviser may serve as sub-adviser to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2024 for serving as an underwriter on shelf offerings of existing closed-end funds and reviewed the amounts paid for such services in 2024 and 2023. With respect to the Funds, the Board Members considered that the Adviser or its affiliates were reimbursed for certain costs of administrative services pursuant to an administrative agreement; however, such administrative agreement was being phased out over time.

In addition, the Board Members considered that the Adviser may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of their clients, although the Board Members also considered that the Adviser reimburses the funds it advises for all such costs.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by the Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F.	Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

Nuveen Lifecycle Index Retirement Income Fund

Nuveen Lifecycle Index 2010 Fund

Nuveen Lifecycle Index 2015 Fund

Nuveen Lifecycle Index 2020 Fund

Nuveen Lifecycle Index 2025 Fund

Nuveen Lifecycle Index 2030 Fund

Nuveen Lifecycle Index 2035 Fund

Nuveen Lifecycle Index 2040 Fund

Nuveen Lifecycle Index 2045 Fund

Nuveen Lifecycle Index 2050 Fund

Nuveen Lifecycle Index 2055 Fund

Nuveen Lifecycle Index 2060 Fund

Nuveen Lifecycle Index 2065 Fund

The Approval Process

At meetings held on April 28 and 29, 2025 (the “Meeting”), the Board of Trustees (collectively, the “Board” and each Trustee, a “Board Member”) of TIAA-CREF Funds (the “Trust”) approved, for each applicable series of the Trust, the renewal of the investment management agreement with Teachers Advisors, LLC (“TAL” and TAL is an “Adviser”) pursuant to which TAL serves as investment adviser to such funds. TAL is an indirect wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the investment management agreement (each an “Advisory Agreement”) with respect to each series covered by this report (the “Funds”).

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Advisory Agreement on behalf of the applicable Fund on an annual basis. To reach their determination, the Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the respective boards of the funds in the Nuveen complex and their committees in overseeing the applicable funds and working with the respective investment advisers and sub-advisers in their review of the advisory agreements for the fund complex. The fund complex consists of the group of funds advised by TAL, including the Funds, and the group of funds advised by Nuveen Fund Advisors, LLC (“NFAL” and collectively, the “Nuveen funds” or the “funds”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA. The Board and/or its committees meet regularly throughout the year and at these meetings, the Board Members received materials and discussed information covering a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements. Such topics include, but are not limited to, the investment performance of the funds over various periods; investment oversight matters; economic, market and regulatory developments; any significant organizational or other developments impacting the Adviser and its strategic plans for its business; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements and reimbursements to the funds; the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); and securities lending (as applicable). The Board also seeks to meet at its regular quarterly meetings with members of senior management to discuss various topics, including market conditions, industry developments and any significant developments or strategic plans for the Adviser, if any.

To help with the review of performance, the Board and/or its committees periodically received and discussed presentations from member(s) of investment teams throughout the year, culminating in an annual performance review of the Nuveen funds at the Board’s meeting held on February 25-26, 2025 (the “February Meeting”). The presentations, discussions and meetings during the year provide a means for the Board Members to evaluate and consider the level, breadth and quality of services provided by the Adviser and any changes to such services over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. During the year, management worked with an ad hoc committee established by the Board to help enhance and streamline the materials provided in connection with the annual review of the Advisory Agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Adviser; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee schedules; an analysis of advisory fees compared to fees assessed to other types of clients; a review of temporary and/or permanent expense caps and fee waivers (as applicable); a description of portfolio manager compensation; certain profitability and/or financial data; and a description of indirect benefits received by the Adviser as a result of its relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each Fund to those of a peer universe and to a group of peers selected by Broadridge.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the Advisory Agreements is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by the Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met in executive session on April 9, 2025 to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests. The Board Members and independent legal counsel met again in executive session on April 17, 2025 (together with the April 9, 2025 executive session, the “Executive Sessions”) to discuss the responses to the initial supplemental information request and, following their review of the data provided, requested management present certain additional information at the Meeting. In addition to the Executive Sessions, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the responses, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the applicable Funds for an additional one-year period. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A.  Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the Adviser’s services provided to each respective Fund.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. Among the information provided in connection with the review of services at the Meeting and/or prior meetings, the Board considered a description of the organizational changes at the Adviser during the year, the management teams that comprise the various support and investment functions for the funds and the background of certain personnel who support the funds. The Board considered the significant resources, both financial and personnel, the Adviser and its affiliates had committed over the past several years in working to bring the asset management businesses of Nuveen and TIAA under one centralized umbrella and to consolidate their respective fund families (the “Consolidation”) to the benefit of the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. To help ensure the continuation of services, the Board considered, among other things, management’s emphasis on succession planning and key person risk evaluation pursuant to which certain management team(s) meet annually to conduct a comprehensive review of successors to key positions, to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions, and to review staffing and compensation levels to help remain competitive with peers in the industry. The Board considered a description of the application of business continuity plans and the periodic testing and review of such plans. As noted below, the Board also considered certain financial data of the Adviser and TIAA in assessing the financial stability and condition of the Adviser to provide a high level of quality services to the Funds.

In its review, the Board considered that the Funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the Funds have expanded over the years due to regulatory, market and other developments. Such services included maintaining and monitoring the Nuveen funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs and cybersecurity programs. The Board and/or its Compliance, Risk Management and Regulatory Oversight Committee received reports regarding the funds’ compliance policies and procedures and matters undertaken thereunder as well as other compliance initiatives on a regular basis.

With respect to the Funds, the Adviser and its investment team(s) are responsible for providing portfolio management of the Funds and managing the assets of the Funds, including conducting research, identifying investments and placing orders for the purchase or sale of the portfolio investments for the respective Fund. As noted below, the Board also considered the Nuveen funds’ performance over various time periods throughout the year.

In addition to the portfolio management services provided to the Funds, the Board considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds, including but not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; providing regulatory advocacy services, including submitting comments on regulatory proposals and monitoring regulatory developments that may impact the fund(s); providing support to the Board and its committees throughout the year, including providing reports on a wide range of topics relating to the operations and management of the funds, helping to refine the materials provided to the Board and/or its committees and providing educational sessions on various topics; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); providing legal support services; and evaluating trade allocation and execution. The Board considered that certain non-investment and non-distribution services were provided by the Adviser or its affiliates pursuant to a separate administrative agreement; however, given the Consolidation of the asset management businesses of TIAA and Nuveen, such administrative agreement was being phased out over a specified period with the administrative services for the funds to be provided under the respective Advisory Agreements at no additional cost.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or their affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a Fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with its services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the Funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B.	The Investment Performance of the Funds and Adviser

In evaluating the quality of the services provided by the Adviser, the Board also considered a variety of investment performance data of the Funds. In leading up to the annual review, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2024 (or for such shorter periods to the extent a Fund was not in existence during such periods) on an absolute basis and as compared to the performance of comparable peers (the “Performance Peer Group”) and to a benchmark for the prescribed periods. For Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over the quarter, one-, three- and five-year periods ended March 31, 2025 (or for such shorter periods to the extent a Fund was not in existence during such periods) on an absolute basis and in comparison to the Performance Peer Group and a benchmark for the prescribed periods.

In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including particular focus on management’s analysis of the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

In evaluating performance, the Board considered some of the limitations of the performance data. The Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that regardless of the performance period reviewed by the Board, shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results. With respect to comparative performance, the Board considered that differing investment objectives, investment strategies, dates of inception, type and cost of leverage (if any), asset size and other factors between the Performance Peer Group and the respective Fund necessarily lead to differences in performance results. Similarly, differences in the investment objective(s) and strategies of a Fund and its benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a Fund would contribute to differences in performance results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the applicable funds as low, medium and high.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board considered that long- term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a Fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the applicable adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below:

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For Nuveen Lifecycle Index Retirement Income Fund (formerly, TIAA-CREF Lifecycle Index Retirement Income Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the first quartile of its Performance Peer Group for such periods. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

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For Nuveen Lifecycle Index 2010 Fund (formerly, TIAA-CREF Lifecycle Index 2010 Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the second quartile of its Performance Peer Group for such periods. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

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For Nuveen Lifecycle Index 2015 Fund (formerly, TIAA-CREF Lifecycle Index 2015 Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the first quartile of its Performance Peer Group for such periods. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

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For Nuveen Lifecycle Index 2020 Fund (formerly, TIAA-CREF Lifecycle Index 2020 Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the first quartile of its Performance Peer Group for such periods. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

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For Nuveen Lifecycle Index 2025 Fund (formerly, TIAA-CREF Lifecycle Index 2025 Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the first quartile of its Performance Peer Group for such periods. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

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For Nuveen Lifecycle Index 2030 Fund (formerly, TIAA-CREF Lifecycle Index 2030 Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the first quartile of its Performance Peer Group for such periods. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

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For Nuveen Lifecycle Index 2035 Fund (formerly, TIAA-CREF Lifecycle Index 2035 Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the second quartile of its Performance Peer Group for the one- and five- year periods ended December 31, 2024, and the first quartile for the three-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

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For Nuveen Lifecycle Index 2040 Fund (formerly, TIAA-CREF Lifecycle Index 2040 Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the second quartile of its Performance Peer Group for the one- and five-year periods ended December 31, 2024 and first quartile for the three-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

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For Nuveen Lifecycle Index 2045 Fund (formerly, TIAA-CREF Lifecycle Index 2045 Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the first quartile of its Performance Peer Group for such periods. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

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For Nuveen Lifecycle Index 2050 Fund (formerly, TIAA-CREF Lifecycle Index 2050 Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period ended December 31, 2024 and first quartile for the three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

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For Nuveen Lifecycle Index 2055 Fund (formerly, TIAA-CREF Lifecycle Index 2055 Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period ended December 31, 2024 and first quartile for the three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

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For Nuveen Lifecycle Index 2060 Fund (formerly, TIAA-CREF Lifecycle Index 2060 Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period ended December 31, 2024 and first quartile for the three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

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For Nuveen Lifecycle Index 2065 Fund (formerly, TIAA-CREF Lifecycle Index 2065 Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one- and three-year periods ended December 31, 2024, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period ended December 31, 2024 and first quartile for the three-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

C.	Fees, Expenses and Profitability

1. Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

The Board also considered comparative fee and expense information prepared by an independent third-party provider of fund data. More specifically, the Board Members generally reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and with respect to the open-end Funds, for a more focused group of comparable peers (the “Expense Group”) established by Broadridge. With respect to the Broadridge comparative expense data, Broadridge applied Class R6 of the Funds. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the range of funds with the lowest management fee rate or net total expense ratio, respectively, and the fourth quartile representing the range of funds with the highest management fee rate or net total expense ratio, respectively. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio. The Board also considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance. In addition, in conjunction with the Consolidation, the Board considered that the separate administrative agreement pursuant to which TAL provided the Funds with certain administrative services also began to be phased out over a three-year period beginning on May 1, 2024 and related savings.

In their review, the Board Members considered the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable). The Board further considered that differences between the applicable Fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. Further, with respect to Funds which may invest in the fee-waived Class W shares of other funds (the “Fund of Funds”), the Board considered that peers in the Expense Universe and Expense Group generally would not reflect the Fund of Funds’ unique fee structure pursuant to which such Funds pay their management fees (subject to any fee waivers) and the equivalent of the underlying funds’ management fees and other expenses, thereby limiting some of the value of the comparative data. The Board Members took these limitations and differences into account when reviewing comparative peer data.

The Board’s considerations regarding the comparative fee data for each Fund are set forth below:

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For Nuveen Lifecycle Index Retirement Income Fund (formerly, TIAA-CREF Lifecycle Index Retirement Income Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, third quartile and first quartile of its Expense Universe, respectively. Given the small number of peers, quartile rankings for the Expense Group were not available. Further, the Fund’s contractual management fee rate was slightly above (within 5 basis points) the Expense Group median, the actual management fee rate was below the Expense Group median and the net total expense ratio matched the Expense Group median. The Fund’s contractual management fee rate matched the Expense Universe median, the actual management fee rate was slightly above (within 5 basis points) the Expense Universe median and the Fund’s net total expense ratio was below the Expense Universe median.

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For Nuveen Lifecycle Index 2010 Fund (formerly, TIAA-CREF Lifecycle Index 2010 Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, first quartile and second quartile of its Expense Universe, respectively. Given the small number of peers, quartile rankings for the Expense Group were not available. Further, the Fund’s contractual management fee rate and net total expense ratio were slightly above (within 5 basis points) and the Fund’s actual management fee rate matched the Expense Group median. The Fund’s contractual management fee rate matched the Expense Universe median, and the Fund’s actual management fee rate and net total expense ratio were both below the Expense Universe median.

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For Nuveen Lifecycle Index 2015 Fund (formerly, TIAA-CREF Lifecycle Index 2015 Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, first quartile and second quartile of its Expense Universe, respectively. Given the small number of peers, quartile rankings for the Expense Group were not available. Further, the Fund’s contractual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Group median, and the actual management fee rate matched the Expense Group median. The Fund’s contractual management fee rate also matched the Expense Universe median, and the actual management fee rate and net total expense ratio were each below the Expense Universe median.

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For Nuveen Lifecycle Index 2020 Fund (formerly, TIAA-CREF Lifecycle Index 2020 Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, fourth quartile and second quartile of its Expense Universe, respectively. Given the small number of peers, quartile rankings for the Expense Group were not available. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each slightly above (with 5 basis points) the Expense Group median. The Fund’s contractual management fee rate matched the Expense Universe median, the actual management fee was slightly above (within 5 basis points) the Expense Universe median, and the net total expense ratio was below the Expense Universe median.

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For Nuveen Lifecycle Index 2025 Fund (formerly, TIAA-CREF Lifecycle Index 2025 Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, fourth quartile and first quartile of its Expense Universe, respectively. Given the small number of peers, quartile rankings for the Expense Group were not available. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Group median. The Fund’s contractual management fee and net total expense ratio were each below the Expense Universe median, and the actual management fee rate was slightly above (within 5 basis points) the Expense Universe median.

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For Nuveen Lifecycle Index 2030 Fund (formerly, TIAA-CREF Lifecycle Index 2030 Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the third quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, third quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Group median. The Fund’s contractual management fee and net total expense ratio were each below the Expense Universe median, and the actual management fee rate was slightly above (within 5 basis points) the Expense Universe median.

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For Nuveen Lifecycle Index 2035 Fund (formerly, TIAA-CREF Lifecycle Index 2035 Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the third quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, third quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Group median. The Fund’s contractual management fee and net total expense ratio were each below the Expense Universe median, and the actual management fee rate was slightly above (within 5 basis points) the Expense Universe median.

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For Nuveen Lifecycle Index 2040 Fund (formerly, TIAA-CREF Lifecycle Index 2040 Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the third quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, third quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Group median. The Fund’s contractual management fee rate and net total expense ratio were each below the Expense Universe median, and the actual management fee rate was slightly above (within 5 basis points) the Expense Universe median.

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For Nuveen Lifecycle Index 2045 Fund (formerly, TIAA-CREF Lifecycle Index 2045 Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the third quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, third quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Group median. The Fund’s contractual management fee rate and net total expense ratio were each below the Expense Universe median, and the actual management fee rate was slightly above (within 5 basis points) the Expense Universe median.

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For Nuveen Lifecycle Index 2050 Fund (formerly, TIAA-CREF Lifecycle Index 2050 Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the third quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Group median. The Fund’s contractual management fee rate, actual management fee rate and net total expense ratio also were each below the Expense Universe median.

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For Nuveen Lifecycle Index 2055 Fund (formerly, TIAA-CREF Lifecycle Index 2055 Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the third quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, third quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Group median. The Fund’s contractual management fee rate and net total expense ratio were each below the Expense Universe median, and the actual management fee rate was slightly above (within 5 basis points) the Expense Universe median.

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For Nuveen Lifecycle Index 2060 Fund (formerly, TIAA-CREF Lifecycle Index 2060 Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the third quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, third quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Group median. The Fund’s contractual management fee rate and net total expense ratio were each below the Expense Universe median, and the actual management fee rate was slightly above (within 5 basis points) the Expense Universe median.

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For Nuveen Lifecycle Index 2065 Fund (formerly, TIAA-CREF Lifecycle Index 2065 Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, first quartile and third quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Universe. Further, the Fund’s contractual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Group median, and the actual management fee rate was below the Expense Group median. The Fund’s contractual management fee rate and net total expense ratio were below the Expense Universe median, and the actual management fee rate matched the Expense Universe median. The Board considered that the Fund’s actual management fee was zero after fee waivers/reimbursements.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to the Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser and/or its affiliate(s) provide investment management services to other types of clients which may include, among others: separately managed accounts (“SMAs”), retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the funds compared to the management fee of the applicable fund. The Board considered a description of various factors which contribute to the differences in the management fee rates of the funds compared to those charged to these other types of clients which limited the comparability of the data. In this regard, the Board considered that the differences in, among other things, the breadth of services provided by the Adviser and its affiliates to the funds compared to those provided to other clients; the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the support services provided to shareholders; the extensive regulatory, disclosure and governance requirements applicable to funds; the establishment and maintenance of servicing relationships with various service providers for the funds; the manner of managing such assets; investment policies; investor profiles; and account sizes all may contribute to the variations in relative fee rates. Differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. In addition, differences in the client base; governing bodies, regulatory and legal requirements; distribution; jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. Further, differences in the level of advisory and non-advisory services required and risk incurred when serving as a sub-adviser to other investment companies compared to serving as the Adviser to a Nuveen fund contribute to differences in the fees assessed. In this regard, the Board further considered the significant entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board concluded that the varying levels of fees were reasonable given the foregoing.

3. Profitability of the Adviser

In considering the costs of services to be provided and profits to be realized by the Adviser from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser attributable to servicing all applicable funds for 2024 and 2023; (c) certain profitability data of both the Adviser and NFAL (as an adviser for other Nuveen funds) on a combined basis derived from types of funds in the aggregate (i.e., from closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2024 and 2023; and (d) certain profitability data of both the Adviser and NFAL on a combined basis by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered profitability data at the per fund level for the respective adviser.

In reviewing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board reviewed, among other things, a description of the cost allocation methodology employed to develop the profitability data. However, the Board Members considered that given there is no single universally recognized expense allocation methodology, other reasonable and valid allocation methodologies could be employed and could lead to significantly different profit and loss results and therefore developing profitability data is difficult, particularly on a per fund level.

Further, in considering the comparative margin data with peers, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results. Given that the peer profitability data may reflect the different business mix of the respective peer firm, the Board also considered the pre- and post-distribution margins of Nuveen, LLC for each of the calendar years from 2020 through 2024.

Aside from the foregoing profitability data, the Board also considered, among other things, the audited statutory-basis financial statements of TIAA as of December 31, 2024 and 2023 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the investments the Adviser, its parent and/or other affiliates made into their business.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D.	Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are a variety of methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the funds for the fees paid. The Board considered such factors applicable to the particular Fund’s advisory fee structure. The Board reviewed the fee schedule and considered that the Funds, however, do not have breakpoint schedules.

The Board Members also considered the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board considered that many of these investments were not specific to individual Nuveen funds, but rather initiatives from which the family of funds as a whole may benefit. The Board further considered that the scope of the services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E.	Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the Adviser or its affiliates may receive as a result of their relationship with the funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. Certain funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and the Adviser and affiliates of the Adviser may serve as sub-adviser to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2024 for serving as an underwriter on shelf offerings of existing closed-end funds and reviewed the amounts paid for such services in 2024 and 2023. With respect to the Funds, the Board Members considered that the Adviser or its affiliates were reimbursed for certain costs of administrative services pursuant to an administrative agreement; however, such administrative agreement was being phased out over time.

In addition, the Board Members considered that the Adviser may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of their clients, although the Board Members also considered that the Adviser reimburses the funds it advises for all such costs.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by the Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F.	Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

Nuveen Lifestyle Income Fund

Nuveen Lifestyle Conservative Fund

Nuveen Lifestyle Moderate Fund

Nuveen Lifestyle Growth Fund

Nuveen Lifestyle Aggressive Growth Fund

Nuveen Managed Allocation Fund

The Approval Process

At meetings held on April 28 and 29, 2025 (the “Meeting”), the Board of Trustees (collectively, the “Board” and each Trustee, a “Board Member”) of TIAA-CREF Funds (the “Trust”) approved, for each applicable series of the Trust, the renewal of the investment management agreement with Teachers Advisors, LLC (“TAL” and TAL is an “Adviser”) pursuant to which TAL serves as investment adviser to such funds. TAL is an indirect wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the investment management agreement (each an “Advisory Agreement”) with respect to each series covered by this report (the “Funds”).

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Advisory Agreement on behalf of the applicable Fund on an annual basis. To reach their determination, the Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the respective boards of the funds in the Nuveen complex and their committees in overseeing the applicable funds and working with the respective investment advisers and sub-advisers in their review of the advisory agreements for the fund complex. The fund complex consists of the group of funds advised by TAL, including the Funds, and the group of funds advised by Nuveen Fund Advisors, LLC (“NFAL” and collectively, the “Nuveen funds” or the “funds”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA. The Board and its committees meet regularly throughout the year and at these meetings, the Board Members received materials and discussed information covering a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements. Such topics include, but are not limited to, the investment performance of the funds over various periods; investment oversight matters; economic, market and regulatory developments; any significant organizational or other developments impacting the Adviser and its strategic plans for its business; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements and reimbursements to the funds; the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); and securities lending (as applicable). The Board also seeks to meet at its regular quarterly meetings with members of senior management to discuss various topics, including market conditions, industry developments and any significant developments or strategic plans for the Adviser, if any.

To help with the review of performance, the Board and/or its committees periodically received and discussed presentations from member(s) of investment teams throughout the year, culminating in an annual performance review of the Nuveen funds at the Board’s meeting held on February 25-26, 2025 (the “February Meeting”). The presentations, discussions and meetings during the year provide a means for the Board Members to evaluate and consider the level, breadth and quality of services provided by the Adviser and any changes to such services over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. During the year, management worked with an ad hoc committee established by the Board to help enhance and streamline the materials provided in connection with the annual review of the Advisory Agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Adviser; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee schedules; an analysis of advisory fees compared to fees assessed to other types of clients; a review of temporary and/or permanent expense caps and fee waivers (as applicable); a description of portfolio manager compensation; certain profitability and/or financial data; and a description of indirect benefits received by the Adviser as a result of its relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective Fund to those of a peer universe and to a group of peers selected by Broadridge.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the Advisory Agreements is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by the Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met in executive session on April 9, 2025 to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests. The Board Members and independent legal counsel met again in executive session on April 17, 2025 (together with the April 9, 2025 executive session, the “Executive Sessions”) to discuss the responses to the initial supplemental information request and, following their review of the data provided, requested management present certain additional information at the Meeting. In addition to the Executive Sessions, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the responses, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the applicable Funds for an additional one-year period. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A.	Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the Adviser’s services provided to each respective Fund.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. Among the information provided in connection with the review of services at the Meeting and/or prior meetings, the Board considered a description of the organizational changes at the Adviser during the year, the management teams that comprise the various support and investment functions for the funds and the background of certain personnel who support the funds. The Board considered the significant resources, both financial and personnel, the Adviser and its affiliates had committed over the past several years in working to bring the asset management businesses of Nuveen and TIAA under one centralized umbrella and to consolidate their respective fund families (the “Consolidation”) to the benefit of the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. To help ensure the continuation of services, the Board considered, among other things, management’s emphasis on succession planning and key person risk evaluation pursuant to which certain management team(s) meet annually to conduct a comprehensive review of successors to key positions, to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions, and to review staffing and compensation levels to help remain competitive with peers in the industry. The Board considered a description of the application of business continuity plans and the periodic testing and review of such plans. As noted below, the Board also considered certain financial data of the Adviser and TIAA in assessing the financial stability and condition of the Adviser to provide a high level of quality services to the Funds.

In its review, the Board considered that the Funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the Funds have expanded over the years due to regulatory, market and other developments. Such services included maintaining and monitoring the Nuveen funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs and cybersecurity programs. The Board and/or its Compliance, Risk Management and Regulatory Oversight Committee received reports regarding the funds’ compliance policies and procedures and matters undertaken thereunder as well as other compliance initiatives on a regular basis.

With respect to the Funds, the Adviser and its investment team(s) are responsible for providing portfolio management of the Funds and managing the assets of the Funds, including conducting research, identifying investments and placing orders for the purchase or sale of the portfolio investments for the respective Fund. As noted below, the Board also considered the Nuveen funds’ performance over various time periods throughout the year.

In addition to the portfolio management services provided to the Funds, the Board considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds, including but not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; providing regulatory advocacy services, including submitting comments on regulatory proposals and monitoring regulatory developments that may impact the fund(s); providing support to the Board and its committees throughout the year, including providing reports on a wide range of topics relating to the operations and management of the funds, helping to refine the materials provided to the Board and/or its committees and providing educational sessions on various topics; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); providing legal support services; and evaluating trade allocation and execution. The Board considered that certain non-investment and non-distribution services were provided by the Adviser or its affiliates pursuant to a separate administrative agreement; however, given the Consolidation of the asset management businesses of TIAA and Nuveen, such administrative agreement was being phased out over a specified period with the administrative services for the funds to be provided under the respective Advisory Agreements at no additional cost.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or their affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a Fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with its services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the Funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B.	The Investment Performance of the Funds and Adviser

In evaluating the quality of the services provided by the Adviser, the Board also considered a variety of investment performance data of the Funds. In leading up to the annual review, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2024 on an absolute basis and as compared to the performance of comparable peers (the “Performance Peer Group”) and to a benchmark for the prescribed periods. For Funds with multiple share classes, the performance data was based on Class I shares for all Funds (other than the Nuveen Managed Allocation Fund) and Class R6 with respect to the Nuveen Managed Allocation Fund; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over the quarter, one-, three- and five-year periods ended March 31, 2025 on an absolute basis and in comparison to the Performance Peer Group and a benchmark for the prescribed periods. In its review of relative performance for Funds with a Performance Peer Group, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including particular focus on management’s analysis of the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

In evaluating performance, the Board considered some of the limitations of the performance data. The Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that regardless of the performance period reviewed by the Board, shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results. With respect to comparative performance, the Board considered that differing investment objectives, investment strategies, dates of inception, type and cost of leverage (if any), asset size and other factors between the Performance Peer Group (if any) and the respective Fund necessarily lead to differences in performance results. Similarly, differences in the investment objective(s) and strategies of a Fund and its benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a Fund would contribute to differences in performance results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the applicable funds as low, medium or high.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board considered that long- term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a Fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the applicable adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below:

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  For Nuveen Lifestyle Income Fund (formerly, TIAA-CREF Lifestyle Income Fund), the Board considered that the Fund outperformed its benchmark for the one-, three-and five-year periods ended December 31, 2024. In addition, the Fund ranked in the third quartile of its Performance Peer Group for the one- and five-year periods and first quartile for the three-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

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  For Nuveen Lifestyle Conservative Fund (formerly, TIAA-CREF Lifestyle Conservative Fund), the Board considered that the Fund outperformed its benchmark for the one-year period ended December 31, 2024 and matched the performance of its benchmark for the three- and five-year periods ended December 31, 2024. In addition, the Fund ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

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  For Nuveen Lifestyle Moderate Fund (formerly, TIAA-CREF Lifestyle Moderate Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the second quartile of its Performance Peer Group for such periods. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

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  For Nuveen Lifestyle Growth Fund (formerly, TIAA-CREF Lifestyle Growth Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the second quartile of its Performance Peer Group for the one- and five-year periods and third quartile for the three-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

  For Nuveen Lifestyle Aggressive Growth Fund (formerly, TIAA-CREF Lifestyle Aggressive Growth Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the second quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2024 and first quartile for the five-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

  For Nuveen Managed Allocation Fund (formerly, TIAA-CREF Managed Allocation Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the second quartile of its Performance Peer Group for such periods. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

C.	Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). With respect to Nuveen Managed Allocation Fund, the Board considered that the Adviser does not charge a management fee to such Fund; however, the Adviser may generate indirect earnings with respect to such Fund’s investment in underlying funds also managed by the Adviser. In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

The Board also considered comparative fee and expense information prepared by an independent third-party provider of fund data. More specifically, the Board Members generally reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and with respect to the open-end Funds, for a more focused group of comparable peers (the “Expense Group”) established by Broadridge. With respect to the Broadridge comparative expense data, Broadridge applied Class A for the Lifestyle Funds and Class R6 for the Nuveen Managed Allocation Fund. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the range of funds with the lowest management fee rate or net total expense ratio, respectively, and the fourth quartile representing the range of funds with the highest management fee rate or net total expense ratio, respectively. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio. The Board also considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance. In addition, in conjunction with the Consolidation, the Board considered that the separate administrative agreement pursuant to which TAL provided the Funds with certain administrative services also began to be phased out over a three-year period beginning on May 1, 2024 and related savings.

In their review, the Board Members considered the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable). The Board further considered that differences between the applicable Fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

The Board’s considerations regarding the comparative fee data for each Fund are set forth below:

•

  For Nuveen Lifestyle Income Fund (formerly, TIAA-CREF Lifestyle Income Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, first quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively. The Board considered that the Fund’s actual management fee was zero after fee waivers/reimbursements.

•   For Nuveen Lifestyle Conservative Fund (formerly, TIAA-CREF Lifestyle Conservative Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and first quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, second quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate and net total expense ratio were each below the Expense Group median, and the Fund’s actual management fee rate matched the Expense Group median. The Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Universe median.

•

  For Nuveen Lifestyle Moderate Fund (formerly, TIAA-CREF Lifestyle Moderate Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and first quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, second quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

•

  For Nuveen Lifestyle Growth Fund (formerly, TIAA-CREF Lifestyle Growth Fund), the Fund’s actual management fee rate and net total expense ratio ranked in the second quartile and first quartile of its Expense Group, respectively. Given the small number of peers, the quartile ranking for the contractual management fee rate of the Expense Group was not available. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate and actual management fee rate matched the Expense Group median, and the Fund’s net total expense ratio was below the Expense Group median. The Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were also each below the Expense Universe median.

•

  For Nuveen Lifestyle Aggressive Growth Fund (formerly, TIAA-CREF Lifestyle Aggressive Growth Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, first quartile and first quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, first quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median. The Board considered that the Fund’s actual management fee was zero after fee waivers/reimbursements.

•

  For Nuveen Managed Allocation Fund (formerly, TIAA-CREF Managed Allocation Fund), the Fund’s actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group and Expense Universe, respectively. Quartile rankings for the contractual management fee rate for the Expense Group and the Expense Universe were not available. Further, the Fund’s actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively. The Board considered that the Adviser does not charge a contractual management fee to the Fund, and the Fund’s actual management fee was zero after fee waivers/ reimbursements. The Board considered the Adviser may generate indirect earnings with respect to the Fund’s investment in underlying funds also managed by the Adviser.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to the Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser and/or its affiliate(s) provide investment management services to other types of clients which may include, among others: separately managed accounts (“SMAs”), retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the funds compared to the management fee of the applicable fund. The Board considered a description of various factors which contribute to the differences in the management fee rates of the funds compared to those charged to these other types of clients which limited the comparability of the data. In this regard, the Board considered that the differences in, among other things, the breadth of services provided by the Adviser and its affiliates to the funds compared to those provided to other clients; the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the support services provided to shareholders; the extensive regulatory, disclosure and governance requirements applicable to funds; the establishment and maintenance of servicing relationships with various service providers for the funds; the manner of managing such assets; investment policies; investor profiles; and account sizes all may contribute to the variations in relative fee rates. Differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. In addition, differences in the client base; governing bodies, regulatory and legal requirements; distribution; jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. Further, differences in the level of advisory and non-advisory services required and risk incurred when serving as a sub-adviser to other investment companies compared to serving as the Adviser to a Nuveen fund contribute to differences in the fees assessed. In this regard, the Board further considered the significant entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. As noted, the Board considered that the Adviser does not charge a management fee to the Nuveen Managed Allocation Fund under the Advisory Agreement. The Board concluded that the varying levels of fees were reasonable given the foregoing.

3.	Profitability of the Adviser

In considering the costs of services to be provided and profits to be realized by the Adviser from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser attributable to servicing all applicable funds for 2024 and 2023; (c) certain profitability data of both the Adviser and NFAL (as an adviser for other Nuveen funds) on a combined basis derived from types of funds in the aggregate (i.e., from closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2024 and 2023; and (d) certain profitability data of both the Adviser and NFAL on a combined basis by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered profitability data at the per fund level for the respective adviser.

In reviewing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board reviewed, among other things, a description of the cost allocation methodology employed to develop the profitability data. However, the Board Members considered that given there is no single universally recognized expense allocation methodology, other reasonable and valid allocation methodologies could be employed and could lead to significantly different profit and loss results and therefore developing profitability data is difficult, particularly on a per fund level.

Further, in considering the comparative margin data with peers, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results. Given that the peer profitability data may reflect the different business mix of the respective peer firm, the Board also considered the pre- and post-distribution margins of Nuveen, LLC for each of the calendar years from 2020 through 2024.

Aside from the foregoing profitability data, the Board also considered, among other things, the audited statutory-basis financial statements of TIAA as of December 31, 2024 and 2023 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the investments the Adviser, its parent and/or other affiliates made into their business.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D.	Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are a variety of methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the funds for the fees paid. The Board considered such factors applicable to the particular Fund’s advisory fee structure. The Board reviewed the fee schedule and considered that the Funds, however, do not have breakpoint schedules.

In addition to the fee schedules, the Board Members considered the temporary and/or permanent expense caps applicable to a Fund (if any). The Board considered that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

The Board Members also considered the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board considered that many of these investments were not specific to individual Nuveen funds, but rather initiatives from which the family of funds as a whole may benefit. The Board further considered that the scope of the services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E.	Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the Adviser or its affiliates may receive as a result of their relationship with the funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. Certain funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and the Adviser and affiliates of the Adviser may serve as sub-adviser to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2024 for serving as an underwriter on shelf offerings of existing closed-end funds and reviewed the amounts paid for such services in 2024 and 2023. With respect to the Funds, the Board Members considered that the Adviser or its affiliates were reimbursed for certain costs of administrative services pursuant to an administrative agreement; however, such administrative agreement was being phased out over time.

In addition, the Board Members considered that the Adviser may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of their clients, although the Board Members also considered that the Adviser reimburses the funds it advises for all such costs.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by the Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F.	Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF Funds

Date: August 6, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 6, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: August 6, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)